UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455
                                                     ---------

                           Virtus Opportunities Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2010
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                                                                   SEMIANNUAL REPORT

                                                     (VIRTUS MUTUAL FUNDS LOGO)

------------------------------------------------------------------------------------------------------------------------------------





                                                Virtus AlphaSector(SM) Allocation Fund
                                                 Virtus AlphaSector(SM) Rotation Fund
                                                Virtus Alternatives Diversifier Fund
                                                          Virtus Bond Fund
                                                   Virtus CA Tax-Exempt Bond Fund
                                                  Virtus Global Infrastructure Fund
                                                  Virtus Global Opportunities Fund
                                              Virtus Global Real Estate Securities Fund
                                           Virtus Greater Asia ex Japan Opportunities Fund
                                             Virtus Greater European Opportunities Fund
                                                       Virtus High Yield Fund
                                          Virtus International Real Estate Securities Fund
                                                     Virtus Market Neutral Fund
                                                Virtus Multi-Sector Fixed Income Fund
                                                  Virtus Senior Floating Rate Fund





------------------------------------------------------------------------------------------------------------------------------------

TRUST NAME:                                                      March 31, 2010                                          Eligible
VIRTUS OPPORTUNITIES TRUST                                                                                          shareholders can
                                                                                                                       sign up for
                                                                                                                        eDelivery
                                                                                                                           at
                                                                                                                       Virtus.com
NOT FDIC INSURED                                               NO BANK GUARANTEE                                     MAY LOSE VALUE


                                                                TABLE OF CONTENTS

Message to Shareholders .......................................................................................................    1
Disclosure of Fund Expenses ...................................................................................................    2
Key Investment Terms and Footnote Legend ......................................................................................    4
Portfolio Holdings Summary Weightings .........................................................................................    6

Schedules of Investments
   Virtus AlphaSector(SM) Allocation Fund ("AlphaSector(SM) Allocation Fund") .................................................    8
   Virtus AlphaSector(SM) Rotation Fund ("AlphaSector(SM) Rotation Fund") .....................................................    9
   Virtus Alternatives Diversifier Fund ("Alternatives Diversifier Fund") .....................................................   10
   Virtus Bond Fund ("Bond Fund") .............................................................................................   11
   Virtus CA Tax-Exempt Bond Fund ("CA Tax-Exempt Bond Fund") .................................................................   15
   Virtus Global Infrastructure Fund ("Global Infrastructure Fund") ...........................................................   18
   Virtus Global Opportunities Fund ("Global Opportunities Fund") .............................................................   19
   Virtus Global Real Estate Securities Fund ("Global Real Estate Securities Fund") ...........................................   21
   Virtus Greater Asia ex Japan Opportunities Fund
      ("Greater Asia ex Japan Opportunities Fund") ............................................................................   23
   Virtus Greater European Opportunities Fund ("Greater European Opportunities Fund") .........................................   25
   Virtus High Yield Fund ("High Yield Fund") .................................................................................   27
   Virtus International Real Estate Securities Fund
      ("International Real Estate Securities Fund") ...........................................................................   30
   Virtus Market Neutral Fund ("Market Neutral Fund")* ........................................................................   31
   Virtus Multi-Sector Fixed Income Fund ("Multi-Sector Fixed Income Fund") ...................................................   35
   Virtus Senior Floating Rate Fund ("Senior Floating Rate Fund") .............................................................   43
Statements of Assets and Liabilities ..........................................................................................   48
Statements of Operations ......................................................................................................   51
Statements of Changes in Net Assets ...........................................................................................   54
Financial Highlights ..........................................................................................................   60
Notes to Financial Statements .................................................................................................   74
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees ................................................   92

* Schedule of Investments and Securities Sold Short.

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the
     Funds voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free
     1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at
     http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC")
     for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at
     http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the
     SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                                                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The first quarter of 2010 gave investors a taste of the kind of volatility that could be in store for some time.

The quarter began with a 9 percent correction in the S&P 500(R) Index from mid-January to early February 5, followed by a resumption of 2009's bull market. The major indices were up more than 4 percent for the quarter and by the end of March, both the Dow Jones
Industrial Average(SM) and the S&P 500 Index were up more than 65 percent from their lows on March 9, 2009. Surprisingly robust consumer spending and corporate earnings continued to support the transition of the U.S. economy out of recession toward modest growth.

Unfortunately, there are some dark clouds on the horizon that may temper investors' optimism. The economy must navigate the long term impact of the unprecedented government spending to revive the global economy. Significant headwinds remain for investors, as evidenced by the current underperformance of the Chinese equity market, the solvency crisis in the Eurozone and persistently high unemployment rates in the U.S. and abroad.

We believe this volatility is a reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors. Ask your financial advisor to review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. As your advisor reviews your portfolio, we hope you will consider the wide range of equity, fixed income and alternative funds that Virtus offers.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to continuing to serve all your investment needs.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 800-243-1574.





PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


                                                                  1

                                                     VIRTUS OPPORTUNITIES TRUST
                                                     DISCLOSURE OF FUND EXPENSES

                               FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010 (UNAUDITED)

     We believe it is important for you to understand the impact    EXPENSE TABLE
of costs on your  investment.  All mutual  funds have  operating    ----------------------------------------------------------------
expenses.  As a shareholder of a Virtus Opportunities Trust Fund                          Beginning    Ending
(each,  a  "Fund")  you  may  incur  two  types  of  costs:  (1)                           Account    Account               Expenses
transaction costs, including sales charges on purchases of Class                            Value      Value    Annualized   Paid
A  shares  and  contingent  deferred  sales  charges  on Class C                           October   March 31,    Expense   During
shares;  and (2) ongoing costs,  including  investment  advisory                           1, 2009     2010       Ratio     Period*
fees; distribution and service fees; and other expenses. Class I    ----------------------------------------------------------------
shares  are sold  without  sales  charges.  These  examples  are    ALPHASECTOR(SM) ALLOCATION FUND
intended to help you understand  your ongoing costs (in dollars)    ACTUAL
of  investing  in the Fund and to compare  these  costs with the    Class A               $1,000.00  $1,090.80     1.04%     $ 5.42
ongoing costs of investing in other mutual funds. These examples    Class C                1,000.00   1,087.00     1.79        9.31
are based on an investment  of $1,000  invested at the beginning    Class I(1)             1,000.00   1,112.70     0.84        4.42
of the  period  and held for the entire  six-month  period.  The    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
following  Expense  Table  illustrates  your fund's costs in two    Class A                1,000.00   1,019.68     1.04        5.25
ways.                                                               Class C                1,000.00   1,015.89     1.79        9.04
                                                                    Class I(1)             1,000.00   1,020.74     0.84        4.24
ACTUAL EXPENSES                                                     ----------------------------------------------------------------
                                                                    ALPHASECTOR(SM) ROTATION FUND
     The  first  section  of  the  accompanying  table  provides    ----------------------------------------------------------------
information about actual account values and actual expenses. You    ACTUAL
may use the  information  in this  section,  together  with  the    Class A               $1,000.00  $1,108.10     1.03%     $ 5.41
amount you invested, to estimate the expenses that you paid over    Class C                1,000.00   1,103.00     1.78        9.33
the  period.  Simply  divide your  account  value by $1,000 (for    Class I(1)             1,000.00   1,137.20     0.79        4.21
example,  an $8,600 account value divided by $1,000 = 8.6), then    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
multiply  the result by the number given for your Fund under the    Class A                1,000.00   1,019.73     1.03        5.20
heading  "Expenses  Paid During Period" to estimate the expenses    Class C                1,000.00   1,015.94     1.78        8.99
you paid on your account during the period.                         Class I(1)             1,000.00   1,020.99     0.79        3.99
                                                                    ----------------------------------------------------------------
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES                        ALTERNATIVES DIVERSIFIER FUND
                                                                    ----------------------------------------------------------------
     The  second  section  of the  accompanying  table  provides    ACTUAL
information about  hypothetical  account values and hypothetical    Class A               $1,000.00  $1,054.10     0.45%     $ 2.30
expenses based on the Fund's actual expense ratio and an assumed    Class C                1,000.00   1,049.60     1.20        6.13
rate of return of 5% per year before expenses, which is not your    Class I(1)             1,000.00   1,074.00     0.20        1.03
Fund's  actual  return.  The  hypothetical  account  values  and    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
expenses may not be used to estimate the actual  ending  account    Class A                1,000.00   1,022.66     0.45        2.27
balance or expenses  you paid for the  period. You  may use this    Class C                1,000.00   1,018.87     1.20        6.06
information  to compare the ongoing  costs of  investing in your    Class I(1)             1,000.00   1,023.92     0.20        1.01
Fund and other funds.  To do so,  compare these 5%  hypothetical    ----------------------------------------------------------------
examples  with the 5%  hypothetical  examples that appear in the    BOND FUND
shareholder reports of the other funds.                             ----------------------------------------------------------------
                                                                    ACTUAL
     Please  note that the  expenses  shown in the  accompanying    Class A               $1,000.00  $1,037.50     0.83%     $ 4.22
table are meant to highlight  your ongoing costs only and do not    Class B                1,000.00   1,034.30     1.58        8.01
reflect  any  transactional  costs,  such as  sales  charges  or    Class C                1,000.00   1,034.20     1.58        8.01
contingent deferred sales charges. Therefore, the second section    Class I                1,000.00   1,039.20     0.58        2.95
of the accompanying  table is useful in comparing  ongoing costs    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
only,  and will not help you determine the relative  total costs    Class A                1,000.00   1,020.74     0.83        4.19
of owning different funds. In addition,  if these  transactional    Class B                1,000.00   1,016.95     1.58        7.98
costs were  included,  your costs  would have been  higher.  The    Class C                1,000.00   1,016.95     1.58        7.98
calculations  assume no shares  were  bought or sold  during the    Class I                1,000.00   1,022.00     0.58        2.93
period. Your   actual  costs  may  have  been  higher  or lower,    ----------------------------------------------------------------
depending on the amount of your investment and the timing of any    CA TAX-EXEMPT BOND FUND
purchases or redemptions.                                           ----------------------------------------------------------------
                                                                    ACTUAL
                                                                    Class A               $1,000.00  $  989.30     0.85%     $ 4.22
                                                                    Class I                1,000.00     990.50     0.60        2.98
                                                                    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                    Class A                1,000.00   1,020.64     0.85        4.29
                                                                    Class I                1,000.00   1,021.90     0.60        3.03
                                                                    ----------------------------------------------------------------
                                                                    GLOBAL INFRASTRUCTURE FUND
                                                                    ----------------------------------------------------------------
                                                                    ACTUAL
                                                                    Class A               $1,000.00  $1,051.10     1.31%     $ 6.70
                                                                    Class C                1,000.00   1,047.30     2.06       10.51
                                                                    Class I                1,000.00   1,053.30     1.07        5.48
                                                                    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                    Class A                1,000.00   1,018.32     1.31        6.61
                                                                    Class C                1,000.00   1,014.53     2.06       10.40
                                                                    Class I                1,000.00   1,019.53     1.07        5.40
                                                                    ----------------------------------------------------------------


                                                                  2

                                                     VIRTUS OPPORTUNITIES TRUST
                                               DISCLOSURE OF FUND EXPENSES (CONTINUED)
                               FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010 (UNAUDITED)

EXPENSE TABLE                                                       EXPENSE TABLE
----------------------------------------------------------------    ----------------------------------------------------------------
                      Beginning    Ending                                                 Beginning    Ending
                       Account    Account                Expense                           Account    Account               Expenses
                        Value      Value    Annualized    Paid                              Value      Value    Annualized    Paid
                       October   March 31,   Expenses    During                            October   March 31,    Expense    During
                       1, 2009     2010        Ratio    Period*                            1, 2009     2010        Ratio    Period*
----------------------------------------------------------------    ----------------------------------------------------------------
GLOBAL OPPORTUNITIES FUND                                           MARKET NEUTRAL FUND
----------------------------------------------------------------    ----------------------------------------------------------------
ACTUAL                                                              ACTUAL
Class A               $1,000.00  $1,130.90     1.60%     $ 8.50     Class A               $1,000.00  $1,007.60     3.46%     $17.32
Class B                1,000.00   1,125.50     2.35       12.45     Class B                1,000.00   1,003.00     4.36       21.77
Class C                1,000.00   1,124.50     2.35       12.45     Class C                1,000.00   1,003.00     4.42       22.07
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                            Class I(1)             1,000.00   1,008.60     3.52       17.63
Class A                1,000.00   1,016.85     1.60        8.08     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class B                1,000.00   1,013.07     2.35       11.86     Class A                1,000.00   1,007.46     3.46       17.47
Class C                1,000.00   1,013.07     2.35       11.86     Class B                1,000.00   1,002.92     4.36       22.01
----------------------------------------------------------------    Class C                1,000.00   1,002.62     4.42       22.31
GLOBAL REAL ESTATE SECURITIES FUND                                  Class I(1)             1,000.00   1,007.26     3.52       17.77
----------------------------------------------------------------    ----------------------------------------------------------------
ACTUAL                                                              MULTI-SECTOR FIXED INCOME FUND
Class A               $1,000.00  $1,107.60     1.40%     $ 7.36     ----------------------------------------------------------------
Class C                1,000.00   1,103.60     2.15       11.28     ACTUAL
Class I                1,000.00   1,109.30     1.15        6.05     Class A               $1,000.00  $1,085.40     1.13%     $ 5.88
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                            Class B                1,000.00   1,081.50     1.88        9.76
Class A                1,000.00   1,017.86     1.40        7.07     Class C                1,000.00   1,081.90     1.88        9.76
Class C                1,000.00   1,014.08     2.15       10.85     Class I(1)             1,000.00   1,087.70     0.88        4.58
Class I                1,000.00   1,019.12     1.15        5.81     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
----------------------------------------------------------------    Class A                1,000.00   1,019.23     1.13        5.70
GREATER ASIA EX JAPAN OPPORTUNITIES FUND                            Class B                1,000.00   1,015.44     1.88        9.49
----------------------------------------------------------------    Class C                1,000.00   1,015.44     1.88        9.49
ACTUAL                                                              Class I(1)             1,000.00   1,020.49     0.88        4.44
Class A               $1,000.00  $1,104.20     1.80%     $ 9.44     ----------------------------------------------------------------
Class C                1,000.00   1,100.70     2.55       13.36     SENIOR FLOATING RATE FUND
Class I                1,000.00   1,106.00     1.55        8.14     ----------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                            ACTUAL
Class A                1,000.00   1,015.84     1.80        9.09     Class A               $1,000.00  $1,062.40     1.20%     $ 6.17
Class C                1,000.00   1,012.06     2.55       12.87     Class C                1,000.00   1,059.40     1.95       10.01
Class I                1,000.00   1,017.10     1.55        7.83     Class I                1,000.00   1,064.90     0.95        4.89
----------------------------------------------------------------    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
GREATER EUROPEAN OPPORTUNITIES FUND                                 Class A                1,000.00   1,018.87     1.20        6.06
----------------------------------------------------------------    Class C                1,000.00   1,015.09     1.95        9.84
ACTUAL                                                              Class I                1,000.00   1,020.13     0.95        4.80
Class A               $1,000.00  $1,076.90     1.45%     $ 7.51
Class C                1,000.00   1,072.40     2.20       11.37     *    Expenses  are  equal  to  the  relevant  Funds'  annualized
Class I                1,000.00   1,078.70     1.20        6.22          expense  ratio  which  includes  waived  fees,   reimbursed
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                                 expenses,   dividends  and  interest  on  short  sales,  if
Class A                1,000.00   1,017.61     1.45        7.32          applicable,  multiplied  by the average  account value over
Class C                1,000.00   1,013.82     2.20       11.11          the period, multiplied by the number of days (182) expenses
Class I                1,000.00   1,018.87     1.20        6.06          were  accrued in the most  recent  fiscal  half-year,  then
----------------------------------------------------------------         divided by 365 days to reflect the one-half year period.
HIGH YIELD FUND
----------------------------------------------------------------         For Funds which may invest in other funds,  the  annualized
ACTUAL                                                                   expense ratios noted above do not reflect fees and expenses
Class A               $1,000.00  $1,079.60     1.32%     $ 6.84          associated  with the  underlying  funds.  If such  fees and
Class B                1,000.00   1,075.00     2.07       10.71          expenses had been  included,  the expenses  would have been
Class C                1,000.00   1,074.40     2.07       10.71          higher.
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00   1,018.27     1.32        6.66          You can find more information  about the Funds' expenses in
Class B                1,000.00   1,014.48     2.07       10.45          the  Financial   Statements   section  that  follows.   For
Class C                1,000.00   1,014.48     2.07       10.45          additional  information  on  operating  expenses  and other
----------------------------------------------------------------         shareholder costs,  refer to the prospectus.
INTERNATIONAL REAL ESTATE SECURITIES FUND
----------------------------------------------------------------    (1)  Inception  date of the class is October 1, 2009.  Number of
ACTUAL                                                                   days expenses were accrued is 181.
Class A               $1,000.00  $1,020.90     1.50%     $ 7.56
Class C                1,000.00   1,017.40     2.25       11.32
Class I                1,000.00   1,022.80     1.25        6.30
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                1,000.00   1,017.36     1.50        7.57
Class C                1,000.00   1,013.57     2.25       11.36
Class I                1,000.00   1,018.62     1.25        6.31
----------------------------------------------------------------


                                                                  3

                                              KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS                                                REIT (REAL ESTATE INVESTMENT TRUST)

ADR (AMERICAN DEPOSITARY RECEIPT)                                   A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office
Represents shares of foreign companies traded in U.S. dollars on    buildings, hotels, shopping centers and other commercial
U.S. exchanges that are held by a U.S. bank or a trust. Foreign     properties.
companies use ADRs in order to make it easier for Americans to
buy their shares.                                                   SHORT POSITION ("SHORT")

EXCHANGE-TRADED FUNDS (ETF)                                         Stock shares that an investor has sold without actually owning
                                                                    (by borrowing the certificates from a broker) in anticipation of
Portfolios of stocks or bonds that track a specific market          a decline in the stock value by a certain date. If the price
index.                                                              falls, the investor buys the shares at the lower rate and makes a profit on the difference. It the price rises, the investor
FUND OF FUNDS                                                       must buy at the higher price and sustains a loss.

A mutual fund that invests in the shares of other open-end          SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
mutual funds according to an established asset allocation model,
resulting in a diversified portfolio of asset classes and           An ADR which is issued with the cooperation of the company whose
investment strategies appropriate for pursuit of the overall        stock will underlie the ADR. Sponsored ADRs generally carry the
investment objective.                                               same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major
ISHARES                                                             U.S. exchange such as the NYSE.

Represents shares of an open-end Exchange-Traded Fund.              WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

LONG POSITION ("LONG")                                              Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed
Ownership of a security, giving the investor the right to           delivery transactions involve a commitment by a Fund to purchase
transfer ownership to someone else, the right to receive income     or sell a security at a future date, ordinarily up to 90 days
paid by the security, and the right to any profits or losses as     later. When-issued or forward commitments enable a Fund to lock
the security's value changes.                                       in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future
PIK (PAYMENT-IN-KIND SECURITY)                                      changes in interest rates.

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.


                                                                  4

                                        KEY INVESTMENT TERMS AND FOOTNOTE LEGEND (CONTINUED)

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at March 31, 2010, see the Federal Income Tax Information Note 13 in the
     Notes to Financial Statements.

(2)  Non-income producing.

(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

                                            Market Value
     Fund                             ($ reported in thousands)   % of Net Assets
     ----                             -------------------------   ---------------
     Bond Fund                                 $15,944                  8.1%
     High Yield Fund                            23,391                 25.6%
     Multi-Sector Fixed Income Fund             48,804                 22.8%
     Senior Floating Rate Fund                  10,021                  7.9%

(5)  Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  Illiquid security.

(7)  Escrowed to maturity.

(8)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(9)  At March 31, 2010, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows: California 97.9%. At March 31, 2010, 74.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL-RE 28.6%, AMBAC 12.6%, and AGM 10.7%.

(10) All or a portion segregated as collateral.

(11) Affiliated Fund.

(12) Security in default.

(13) Shares traded on NYSE.

(14) Shares traded on Toronto exchange.

(15) Illiquid and restricted. See Note 7 in the Notes to Financial Statements.

(16) When issued security.

(17) Amount is less than $500.


                                                                  5

                                                     VIRTUS OPPORTUNITIES TRUST
                                                PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                                                      MARCH 31, 2010 (UNAUDITED)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

                ALPHASECTOR(SM) ALLOCATION FUND                                        ALPHASECTOR(SM) ROTATION FUND
                -------------------------------                                        -----------------------------

Exchange-Traded Funds                                      74%      Exchange-Traded Funds                                      99%
Domestic Fixed Income Funds                                25       Other (includes short-term investments)                      1
Other (includes short-term investments)                     1                                                                  ---
                                                          ---       Total                                                      100%
Total                                                     100%                                                                 ===
                                                          ===


                  ALTERNATIVES DIVERSIFIER FUND                                                 BOND FUND
                  -----------------------------                                                 ---------

Exchange-Traded Funds                                      35%      Corporate Bonds                                             49%
Domestic Equity Funds                                      30          Financials                                   23%
Foreign Equity Funds                                       25          Telecommunication Services                    5
Fixed Income Funds                                         10          Consumer Discretionary                        4
                                                          ---          Energy                                        4
Total                                                     100%         All other sectors                            13
                                                          ===       Mortgage-Backed Securities                                  37
                                                                    U.S. Government Securities                                  12
                                                                    Municipal Securities                                         1
                                                                    Other (includes short-term investments)                      1
                                                                                                                               ---
                                                                    Total                                                      100%
                                                                                                                               ===


                     CA TAX-EXEMPT BOND FUND                                           GLOBAL INFRASTRUCTURE FUND
                     -----------------------                                           --------------------------

Pre-Refunded                                               30%      Telecommunication Services                                  31%
General Revenue                                            17       Utilities                                                   30
General Obligation                                         16       Energy                                                      19
Medical Revenue                                             9       Industrials                                                 16
Water & Sewer Revenue                                       8       Consumer Discretionary                                       2
Development Revenue                                         6       Other (includes short-term investments)                      2
Education Revenue                                           3                                                                  ---
Other (includes short-term investments)                    11       Total                                                      100%
                                                          ---                                                                  ===
Total                                                     100%
                                                          ===


                    GLOBAL OPPORTUNITIES FUND                                      GLOBAL REAL ESTATE SECURITIES FUND
                    -------------------------                                      ----------------------------------

Consumer Staples                                           42%
Information Technology                                     18       Retail REITs                                                31%
Health Care                                                14       Office REITs                                                17
Financials                                                 11       Specialized REITs                                           15
Industrials                                                 7       Diversified REITs                                           13
Consumer Discretionary                                      4       Residential REITs                                           10
Energy                                                      3       Real Estate Operating Companies                              8
Other (includes short-term investments)                     1       Industrial REITs                                             4
                                                          ---       Other (includes short-term investments)                      2
Total                                                     100%                                                                 ---
                                                          ===       Total                                                      100%
                                                                                                                               ===


                                                                  6

                                                      VIRTUS OPPORTUNITIES TRUST
                                          PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (CONTINUED)
                                                      MARCH 31, 2010 (UNAUDITED)

            GREATER ASIA EX JAPAN OPPORTUNITIES FUND                               GREATER EUROPEAN OPPORTUNITIES FUND
            ----------------------------------------                               -----------------------------------

Consumer Staples                                           26%      Consumer Staples                                            35%
Industrials                                                22       Health Care                                                 21
Financials                                                 18       Industrials                                                 10
Utilities                                                   8       Financials                                                   9
Consumer Discretionary                                      5       Utilities                                                    9
Energy                                                      4       Consumer Discretionary                                       5
Materials                                                   4       Energy                                                       5
Other (includes short-term investments)                    13       Other (includes short-term investments)                      6
                                                          ---                                                                  ---
Total                                                     100%      Total                                                      100%
                                                          ===                                                                  ===


                         HIGH YIELD FUND                                        INTERNATIONAL REAL ESTATE SECURITIES FUND
                         ---------------                                        -----------------------------------------

Consumer Discretionary                                     28%      Retail REITs                                                39%
Telecommunication Services                                 18       Diversified REITs                                           18
Financials                                                 11       Real Estate Operating Companies                             17
Consumer Staples                                           10       Office REITs                                                16
Industrials                                                10       Industrial REITs                                             7
Energy                                                      7       Specialized REITs                                            1
Other (includes short-term investments)                    16       Other (includes short-term investments)                      2
                                                          ---                                                                  ---
Total                                                     100%      Total                                                      100%
                                                          ===                                                                  ===


                       MARKET NEUTRAL FUND                                           MULTI-SECTOR FIXED INCOME FUND
                       -------------------                                           ------------------------------

                                              Long       Short      Corporate Bonds                                             56%
                                           Positions   Positions    Loan Agreements                                             14
                                           ---------   ---------    Foreign Government Securities                               13
Consumer Discretionary                         22%         22%      Mortgage-Backed Securities                                  12
Information Technology                         16          14       Asset-Backed Securities                                      2
Health Care                                    13          13       Other (includes short-term investments)                      3
Consumer Staples                               12          13                                                                  ---
Industrials                                    12          13       Total                                                      100%
Financials                                      7           8                                                                  ===
Energy                                          5           5
Other (includes short-term investments)        13          12
                                              ---         ---
Total                                         100%        100%
                                              ===         ===


                                                      SENIOR FLOATING RATE FUND
                                                      -------------------------

                                  Consumer Discretionary                                     26%
                                  Information Technology                                     12
                                  Industrials                                                11
                                  Materials                                                   9
                                  Financials                                                  7
                                  Health Care                                                 7
                                  Energy                                                      5
                                  Other (includes short-term investments)                    23
                                                                                            ---
                                  Total                                                     100%
                                                                                            ===



                                                                  7

                                               VIRTUS ALPHASECTOR(SM) ALLOCATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------
MUTUAL FUNDS--24.7%                        SHORT-TERM INVESTMENTS--1.1%

FIXED INCOME FUNDS--24.7%                  MONEY MARKET MUTUAL FUNDS--1.1%
Virtus Bond Fund                           BlackRock Liquidity Funds
   Class I(11)           882,339 $   9,582    TempFund Portfolio -
------------------------------------------    Institutional Shares
TOTAL MUTUAL FUNDS                            (seven-day effective
(IDENTIFIED COST $9,251)             9,582    yield 0.119%)         439,221 $     439
------------------------------------------ ------------------------------------------
                                           TOTAL SHORT-TERM INVESTMENTS
EXCHANGE-TRADED FUNDS--74.5%               (IDENTIFIED COST $439)                 439
Consumer Discretionary                     ------------------------------------------
   Select Sector SPDR                      TOTAL INVESTMENTS--100.3%
   Fund                   98,375     3,231 (IDENTIFIED COST $36,055)           38,882(1)
Consumer Staples Select                    Other assets and
   Sector SPDR Fund      114,560     3,197    liabilities, net--(0.3)%           (118)
Energy Select Sector                                                        ---------
   SPDR Fund              55,570     3,196 NET ASSETS--100.0%               $  38,764
Financial Select Sector                                                     =========
   SPDR Fund             202,955     3,241 ABBREVIATION:
Health Care Select
   Sector SPDR Fund       98,735     3,167 SPDR S&P Depositary Receipt
Industrial Select Sector
   SPDR Fund             103,215     3,224
Materials Select Sector
   SPDR Fund              95,510     3,236
Technology Select Sector
   SPDR Fund             139,515     3,221
Utilities Select Sector
   SPDR Fund             106,235     3,148
------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $26,365)           28,861
------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.2%
(IDENTIFIED COST $35,616)           38,443
------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                              Total Value    Level 1 -
                                  at           Quoted
                            March 31, 2010     Prices
                            --------------   ---------
Equity Securities:
   Exchange-Traded Funds       $28,861        $28,861
   Mutual Funds                  9,582          9,582
   Short-Term Investments          439            439
                               -------        -------
Total Investments              $38,882        $38,882
                               =======        =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                  8

                                                 VIRTUS ALPHASECTOR(SM) ROTATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------
EXCHANGE-TRADED FUNDS--97.8%               SHORT-TERM INVESTMENTS--0.9%
Consumer Discretionary
   Select Sector                           MONEY MARKET MUTUAL FUNDS--0.9%
   SPDR Fund           1,023,120 $  33,599 BlackRock Liquidity Funds
Consumer Staples                              TempFund
   Select Sector                              Portfolio -
   SPDR Fund           1,192,267    33,276    Institutional
Energy Select Sector                          Shares
   SPDR Fund             578,720    33,288    (seven-day
Financial Select                              effective
   Sector SPDR Fund    2,110,945    33,712    yield 0.119%)       2,846,416 $   2,846
Health Care Select                         ------------------------------------------
   Sector SPDR Fund    1,028,212    32,985 TOTAL SHORT-TERM INVESTMENTS
Industrial Select                          (IDENTIFIED COST $2,846)             2,846
   Sector SPDR Fund    1,075,067    33,575 ------------------------------------------
Materials Select                           TOTAL INVESTMENTS--98.7%
   Sector SPDR Fund      994,982    33,710 (IDENTIFIED COST $287,046)         303,322(1)
Technology Select                          Other assets and
   Sector SPDR Fund    1,453,248    33,556    liabilities,
Utilities Select                              net--1.3%                         4,129
   Sector SPDR Fund    1,106,139    32,775                                  ---------
------------------------------------------ NET ASSETS--100.0%               $ 307,451
TOTAL EXCHANGE-TRADED FUNDS                                                 =========
(IDENTIFIED COST $284,200)         300,476
------------------------------------------ ABBREVIATION:
TOTAL LONG-TERM INVESTMENTS--97.8%
(IDENTIFIED COST $284,200)         300,476 SPDR S&P Depositary Receipt
------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                              Total Value    Level 1 -
                                  at           Quoted
                            March 31, 2010     Prices
                            --------------   ---------
Equity Securities:
   Exchange-Traded Funds       $300,476       $300,476
   Short-Term Investments         2,846          2,846
                               --------       --------
Total Investments              $303,322       $303,322
                               ========       ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                  9

                                                VIRTUS ALTERNATIVES DIVERSIFIER FUND
                                                       SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------
MUTUAL FUNDS(11)--64.9%                    SHORT-TERM INVESTMENTS--0.2%

EQUITY FUNDS--54.9%                        MONEY MARKET MUTUAL FUNDS--0.2%
Virtus Global                              BlackRock Liquidity
   Infrastructure                             Funds
   Fund Class I        3,818,650 $  39,561    TempFund
Virtus International                          Portfolio -
   Real Estate                                Institutional
   Securities Fund                            Shares
   Class I             4,617,717    25,952    (seven-day
Virtus Market Neutral                         effective
   Fund Class I(2)     4,871,405    51,539    yield 0.119%)         450,099 $     450
Virtus Real Estate                         ------------------------------------------
   Securities Class I  1,134,984    27,228 TOTAL SHORT-TERM INVESTMENTS
                                 --------- (IDENTIFIED COST $450)                 450
                                   144,280 ------------------------------------------
                                 ========= TOTAL INVESTMENTS--99.9%
                                           (IDENTIFIED COST $270,010)         262,197(1)
FIXED INCOME FUNDS--10.0%                  Other assets and
Virtus Senior Floating                        liabilities, net--0.1%              334
   Rate Fund Class I   2,635,423    26,222                                  ---------
------------------------------------------ NET ASSETS--100.0%               $ 262,531
TOTAL MUTUAL FUNDS                                                          =========
(IDENTIFIED COST $171,277)         170,502
------------------------------------------

EXCHANGE-TRADED FUNDS--34.8%
iShares S&P North
   American Natural
   Resources Sector
   Index Fund            752,400    25,913
PowerShares DB
   Commodity
   Index Tracking
   Fund(2)             1,664,130    39,140
PowerShares DB G10
   Currency Harvest
   Fund(2)             1,110,282    26,192
------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $98,283)           91,245
------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.7%
(IDENTIFIED COST $269,560)         261,747
------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                              Total Value    Level 1 -
                                  at           Quoted
                            March 31, 2010     Prices
                            --------------   ---------
Equity Securities:
   Mutual Funds                $170,502       $170,502
   Exchange-Traded Funds         91,245         91,245
   Short-Term Investments           450            450
                               --------       --------
Total Investments              $262,197       $262,197
                               ========       ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 10

                                                          VIRTUS BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
U.S. GOVERNMENT SECURITIES--11.9%          AGENCY--CONTINUED                          NON-AGENCY--CONTINUED
U.S. Treasury Bond                            6.500%, 3/1/32        $   128 $     141 Credit Suisse Mortgage
   3.500%, 2/15/39       $11,305 $   9,148    5.500%, 4/1/33            156       166    Capital Certificates
U.S. Treasury Note                            5.000%, 5/1/33          1,745     1,810    06-C1, A3 5.549%,
   1.000%, 12/31/11          485       486    5.500%, 6/1/33          1,163     1,234       2/15/39            $   100 $      104
   2.625%, 6/30/14           480       487    5.500%, 7/1/33          1,116     1,184    06-C4, A3 5.467%,
   3.250%, 12/31/16        4,905     4,911    5.000%, 9/1/33            272       282       9/15/39              2,080      1,998
   4.750%, 8/15/17           555       607    6.000%, 11/1/34         2,185     2,358    06-C5, A3 5.311%,
   3.625%, 2/15/20         7,830     7,697    5.500%, 5/1/35          2,802     2,956       12/15/39               440        415
------------------------------------------    5.500%, 12/1/35           246       259 DLJ Mortgage Acceptance
TOTAL U.S. GOVERNMENT SECURITIES              5.500%, 3/1/36            544       575    Corp
(IDENTIFIED COST $23,410)           23,336    5.500%, 4/1/36            404       426    96-I, (Principal
------------------------------------------    6.390%, 5/25/36         1,109     1,191       Only) 144A
                                              6.000%, 6/1/36            295       317    0.000%,
MUNICIPAL BONDS--0.6%                         5.500%, 9/1/36          1,993     2,111       9/18/11 (4)(15)          2          2
                                              6.000%, 9/1/36            280       299 Greenwich Capital
MICHIGAN--0.1%                                5.500%, 11/1/36           382       403    Commercial Funding
City of Flat Rock                             6.000%, 3/1/37            448       477    Corp. 07-GG9, A4
   Finance Authority                          6.000%, 9/1/37             50        53    5.444%, 3/10/39         2,100      2,042
   Taxable Series A,                          6.000%, 10/1/37           386       411 Lehman Brothers - UBS
   6.750%, 10/1/16            95       100    6.000%, 1/1/38            122       130    Commercial Mortgage
                                 ---------    6.000%, 2/1/38             48        51    Trust 06-C7, A3
                                              6.000%, 2/1/38            144       154    5.347%, 11/15/38        1,955      1,962
RHODE ISLAND--0.5%                            6.000%, 2/1/38            194       207 Morgan Stanley Capital I
City of Woonsocket                            6.000%, 2/1/38            121       129    04-T15, A3 5.030%,
   Pension Funding                            6.000%, 3/1/38            822       874       6/13/41                490        508
   Taxable (AGM Insured)                      6.500%, 3/1/38          6,678     7,362    06-T23, A4 5.811%,
   5.660%, 7/15/13         1,000     1,067    5.500%, 4/1/38            408       430       8/12/41              1,030      1,090
------------------------------------------    6.000%, 5/1/38            224       239    07-T27, A4 5.649%,
TOTAL MUNICIPAL BONDS                         5.500%, 6/1/38            738       778       6/11/42              1,050      1,086
(IDENTIFIED COST $1,130)             1,167    6.000%, 7/1/38          4,321     4,595    05-IQ9, A3 4.540%,
------------------------------------------    5.500%, 8/1/38          1,640     1,730       7/15/56                645        647
                                              6.000%, 8/1/38            294       313 Paine Webber Mortgage
MORTGAGE-BACKED SECURITIES--36.4%             6.000%, 8/1/38            607       645    Acceptance Corp.
                                              6.000%, 8/1/38          1,897     2,017    99-C1, D
AGENCY--27.7%                                 6.000%, 8/1/38            152       162    7.150%, 6/15/32            96         96
FHLMC                                      FNMA REMICs 03-42, HC                      SBA Commercial Mortgage-
   7.500%, 4/1/14             21        23    4.500%, 12/25/17          409       427    Backed Securities
   7.000%, 4/1/16             22        25 GNMA                                          Trust 06-1A, B 144A
   7.000%, 1/1/33            194       218    8.500%, 11/15/22            1         1    5.451%, 11/15/36 (4)      140        145
   6.000%, 10/1/34           426       462    6.500%, 9/15/28           143       157 Wachovia Bank Commercial
   5.000%, 1/1/35          1,044     1,085    7.500%, 9/15/29           142       160    Mortgage Trust
   5.000%, 7/1/35          4,128     4,274    5.000%, 7/15/33         1,513     1,585    05-C19, A5
FHLMC REMICs                                  6.000%, 6/15/34           262       282    4.661%, 5/15/44         3,145      3,234
   JA-2777                                                                  ---------    07-C34, A3
   4.500%, 11/15/17          352       365                                     54,304    5.678%, 5/15/46           810        780
   CH-2904                                                                  ---------                                  ----------
   4.500%, 4/15/19         1,048     1,094                                                                                 17,022
FNMA                                       NON-AGENCY--8.7%                           -------------------------------------------
   7.000%, 5/1/14             14        16 American Tower                             TOTAL MORTGAGE-BACKED SECURITIES
   6.000%, 10/1/14           212       229    Trust 07-1A,                            (IDENTIFIED COST $67,955)            71,326
   8.000%, 1/1/15              4         4    AFX 144A                                -------------------------------------------
   6.500%, 6/1/16            153       166    5.420%, 4/15/37 (4)       190       201 ASSET-BACKED SECURITIES--0.1%
   6.000%, 7/1/17             73        79 Banc of America                            Capital Auto Receivables
   5.500%, 9/1/17            183       197    Commercial Mortgage,                       Asset Trust
   4.500%, 12/1/18         1,154     1,198    Inc.                                       Series 06-2, A3A
   4.500%, 3/1/20            191       199    05-1, A4 5.039%,                           4.980%, 5/15/11            12         13
   5.000%, 4/1/20            297       316       11/10/42               290       300 Carmax Auto Owner Trust
   4.500%, 5/1/20            526       547    04-6, A5 4.811%,                           07-2, A3
   4.000%, 6/1/20            319       324       12/10/42               385       394    5.230%, 12/15/11          104        105
   4.500%, 11/1/20         1,751     1,818    08-1, A4 6.182%,                        -------------------------------------------
   5.000%, 8/1/21            132       139       2/10/51              1,105     1,108 TOTAL ASSET-BACKED SECURITIES
   6.454%, 3/25/29         1,129     1,250 Bear Stearns Commercial                    (IDENTIFIED COST $116)                  118
   6.000%, 5/1/29            168       183    Mortgage Securities                     -------------------------------------------
   6.500%, 7/1/29            283       313    04-T16, A6
   6.500%, 5/1/30              6         7    4.750%, 2/13/46           215       219 CORPORATE BONDS--48.6%
   7.500%, 3/1/31            127       144 Commercial Mortgage
   7.000%, 7/1/31             80        90    Pass-Through                            CONSUMER DISCRETIONARY--4.5%
   7.000%, 9/1/31            135       152    Certificates                            Affinion Group, Inc.
   6.500%, 2/1/32            277       306    05-C6, A4 5.168%,                          10.125%, 10/15/13         560        577
                                                 6/10/44                315       331 Avis Budget Car Rental
                                              07-C9, A4 6.010%,                          LLC/
                                                 12/10/49               360       360    Avis Budget Finance,
                                                                                            Inc.
                                                                                         7.625%, 5/15/14           610        607
                                                                                      Comcast Corp.
                                                                                         5.700%, 7/1/19            980      1,023
                                                                                      COX Communications, Inc.
                                                                                         144A
                                                                                         6.250%, 6/1/18 (4)        140        149
                                                                                      Echostar DBS Corp.
                                                                                         7.125%, 2/1/16            530        543

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 11

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
CONSUMER                                   ENERGY--CONTINUED                          FINANCIALS--CONTINUED
DISCRETIONARY--CONTINUED                   Energy Transfer Partners                   Credit Suisse First
Fortune Brands, Inc.                          LP                                         Boston
   3.000%, 6/1/12        $   910 $     912    8.500%, 4/15/14       $   755 $     878    6.000%, 2/15/18       $   630 $      667
Hasbro, Inc.                                  5.950%, 2/1/15            135       147 Credit Suisse Guernsey
   6.300%, 9/15/17           135       144    6.700%, 7/1/18            570       623    Ltd.
Nebraska Book Co., Inc.                    Enterprise Products                           5.860%, 12/31/49(3)       815        764
   10.000%, 12/1/11        1,125     1,167    Operating LLC                           Credit Suisse USA, Inc.
Scientific Games                              6.300%, 9/15/17           100       110    5.850%, 8/16/16           135        146
   International,                          EOG Resources, Inc.                        CVS Pass-Through Trust
   Inc. 144A                                  6.875%, 10/1/18           360       415    144A
   9.250%, 6/15/19 (4)       235       251 Halliburton Co.                               7.507%, 1/10/32 (4)       319        355
Time Warner Cable, Inc.                       6.150%, 9/15/19            95       106 Export-Import Bank of
   3.500%, 2/1/15            145       145 Harvest Operations Corp.                      Korea
   6.750%, 7/1/18            130       145    7.875%, 10/15/11          915       933    5.500%, 10/17/12          135        144
   5.000%, 2/1/20            815       804 Kinder Morgan Energy                       Ford Motor Credit Co.
United Artists Theatre                        Partners LP                                LLC
   Circuit,                                   5.850%, 9/15/12           415       451    7.500%, 8/1/12            625        648
   Inc. Series BD-1,                          6.000%, 2/1/17            135       145 General Electric Capital
   9.300%, 7/1/15 (6)(8)      23        21    9.000%, 2/1/19            500       624    Corp.
UPC Germany GmbH 144A                      Petroleos Mexicanos 144A                      2.800%, 1/8/13          1,340      1,356
   8.125%, 12/1/17 (4)     1,120     1,161    4.875%, 3/15/15 (4)       390       401    5.500%, 1/8/20          1,130      1,153
Valassis Communications,                   Petropower I Funding                          6.750%, 3/15/32           500        529
   Inc.                                       Trust 144A                              Genworth Global Funding
   8.250%, 3/1/15            565       583    7.360%, 2/15/14 (4)        79        78    Trusts
WMG Holdings Corp.                         Plains All American                           5.125%, 3/15/11           925        951
   9.500%, 12/15/14(3)       485       491    Pipeline LP/                            GMAC, Inc.
                                 ---------    PAA Finance Corp.                          0.000%, 6/15/15           590        381
                                     8,723    4.250%, 9/1/12            215       223 Household Finance Co.
                                 --------- Shell International                           8.000%, 7/15/10           300        306
CONSUMER STAPLES--3.7%                        Finance BV                              Icahn Enterprises
Alliance One                                  4.375%, 3/25/20           960       952    LP/Icahn
   International, Inc.                        5.500%, 3/25/40           965       946    Enterprises Finance
   144A                                    TransCanada Pipelines                            Corp. 144A
   10.000%, 7/15/16 (4)      725       761    Ltd.                                       8.000%, 1/15/18 (4)     1,305      1,264
Altria Group, Inc.                            6.350%, 5/15/67(3)        300       285 ICICI Bank Ltd. RegS
   9.250%, 8/6/19            495       601                                  ---------    5.750%, 11/16/10 (5)      105        107
Anheuser-Busch Inbev                                                            8,146 ING Capital Funding
   Worldwide, Inc.                                                          ---------    Trust III
   3.000%, 10/15/12          900       924 FINANCIALS--22.6%                             8.439%, 12/31/49(3)     1,060      1,007
ASG Consolidated LLC/                      AFLAC, Inc.                                International Lease
   ASG Finance, Inc.                          8.500%, 5/15/19            30        36    Finance Corp.
   11.500%, 11/1/11(3)       740       747 American Express Co.                          144A 8.625%,
B&G Foods, Inc.                               7.250%, 5/20/14           795       901       9/15/15(4)             100        102
   7.625%, 1/15/18           110       112 American Express Credit                       144A 8.750%,
Delhaize Group                                Corp.                                         3/15/17(4)             460        472
   6.500%, 6/15/17           725       801    5.875%, 5/2/13            140       152 JPMorgan Chase & Co.
Kraft Foods, Inc.                          Bank of America Corp.                         5.750%, 1/2/13          1,020      1,107
   5.625%, 11/1/11         1,045     1,110    5.750%, 8/15/16           960       983    5.125%, 9/15/14           860        909
   2.625%, 5/8/13            360       363    5.750%, 12/1/17           960       984    3.700%, 1/20/15           620        624
   6.125%, 2/1/18            535       586 Bank of New York/Mellon                       Series 1,
Philip Morris                                 Corp. (The)                                7.900%, 12/31/49(3)       395        421
   International, Inc.                        4.950%, 11/1/12           115       125 Lincoln National Corp.
   6.875%, 3/17/14           275       315 Barclays Bank plc                             5.650%, 8/27/12         1,195      1,269
Procter & Gamble Co.                          Series 1,                               Macquarie Group Ltd.
   4.600%, 1/15/14           350       376    5.000%, 9/22/16           985     1,012    144A
Reynolds American, Inc.                       144A 10.179%,                              7.300%, 8/1/14 (4)        870        971
   6.750%, 6/15/17            95       102       6/12/21(4)             560       731 MetLife, Inc.
Safeway, Inc.                              Bear Stearns Cos., Inc.                       6.750%, 6/1/16            210        235
   6.500%, 3/1/11            375       393    LLC (The)                               Metropolitan Life Global
                                 ---------    7.250%, 2/1/18            785       907    Funding I 144A
                                     7,191 Capital One Capital VI                        2.875%, 9/17/12 (4)       980        996
                                 ---------    8.875%, 5/15/40           320       349 Morgan Stanley
ENERGY--4.2%                               Capital One Financial                         6.000%, 4/28/15           615        659
Buckeye Partners LP                           Corp.                                      6.625%, 4/1/18          1,215      1,296
   5.125%, 7/1/17            200       201    5.700%, 9/15/11           620       648 Northern Trust Corp.
Chesapeake Energy Corp.                       7.375%, 5/23/14           365       417    5.500%, 8/15/13            75         83
   7.250%, 12/15/18          245       246    6.150%, 9/1/16            625       648 PNC Bank NA
Enbridge Energy Partners                      5.250%, 2/21/17            70        72    4.875%, 9/21/17           155        154
   LP                                      Chubb Corp.                                Protective Life Secured
   5.875%, 12/15/16          350       382    6.375%, 3/29/67(3)        420       423    Trust
                                           Citigroup, Inc.                               4.000%, 4/1/11          1,670      1,708
                                              5.500%, 8/27/12            90        95 Prudential Financial,
                                              5.000%, 9/15/14         1,745     1,743    Inc.
                                              4.875%, 5/7/15            280       276    3.625%, 9/17/12           820        843
                                                                                         6.200%, 1/15/15           505        551
                                                                                         7.375%, 6/15/19           520        596
                                                                                         8.875%, 6/15/38(3)        605        679
                                                                                      Rabobank Nederland NV
                                                                                         144A
                                                                                         11.000%,
                                                                                            12/15/49 (3)(4)        425        547

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                 See Notes to Financial Statements


                                                                 12

                                                          VIRTUS BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
FINANCIALS--CONTINUED                      INFORMATION TECHNOLOGY--1.2%               UTILITIES--3.2%
Regions Financial Corp.                    Fiserv, Inc.                               Appalachian Power Co.
   0.455%, 6/26/12(3)    $ 1,935 $   1,769    6.125%, 11/20/12      $   920 $   1,001    5.550%, 4/1/11        $   810 $     841
Resona Bank Ltd. 144A                      Intuit, Inc.                               Atmos Energy Corp.
   5.850%,                                    5.750%, 3/15/17           430       454    6.350%, 6/15/17           465       500
      9/29/49 (3)(4)         985       930 Viasat, Inc. 144A                          CMS Energy Corp.
Royal Bank of Scotland                        8.875%, 9/15/16 (4)       105       108    6.250%, 2/1/20            760       755
   Group plc                               Xerox Corp.                                Dominion Resources, Inc.
   6.400%, 10/21/19          490       490    4.250%, 2/15/15           680       686    8.875%, 1/15/19           180       227
Santander Issuances S.A.                      6.750%, 2/1/17            170       188 FirstEnergy Solutions
   Unipersonal 144A                                                         ---------    Corp.
   5.911%, 6/20/16 (4)     1,085     1,098                                      2,437    6.050%, 8/15/21           435       436
Simon Property Group LP                                                     --------- Florida Power Corp.
   6.750%, 5/15/14         1,090     1,193 MATERIALS--1.6%                               6.650%, 7/15/11           520       554
State Street Corp.                         Ball Corp.                                 Georgia Power Co.
   4.300%, 5/30/14           190       201    6.750%, 9/15/20           245       250    6.000%, 11/1/13           335       377
SunTrust Banks, Inc.                       Boise Paper Holdings                       Nevada Power Co.
   5.250%, 11/5/12           310       327       LLC/                                    Series O
Teachers Insurance &                          Boise Finance Co.                          6.500%, 5/15/18           730       798
   Annuity Association                           144A                                 Pacific Gas & Electric
   of America 144A                            8.000%, 4/1/20 (4)         60        60    Co.
   6.850%, 12/16/39 (4)      480       521 Dow Chemical Co. (The)                        8.250%, 10/15/18          650       793
UBS Preferred Funding                         6.000%, 10/1/12         1,050     1,143 Sempra Energy
   Trust I                                    5.900%, 2/15/15           970     1,050    6.500%, 6/1/16             40        45
   8.622%, 10/29/49(3)       600       594 Holcim U.S. Finance                        South Carolina Electric
UDR, Inc.                                     S.a.r.l. &                                 & Gas Co.
   5.250%, 1/15/15           150       149    Cie S.C.S. 144A                            6.500%, 11/1/18           310       352
Wachovia Corp.                                6.000%, 12/30/19 (4)      435       452 Virginia Electric &
   4.875%, 2/15/14           200       207 Huntsman International                        Power Co.
   5.750%, 2/1/18            570       606    LLC                                        Series A
WEA Finance LLC/WCI                           144A 8.625%,                               5.400%, 1/15/16           645       694
   Finance LLC 144A                              3/15/20 (4)            110       111                                  ---------
   5.700%, 10/1/16 (4)     1,065     1,095 Solutia, Inc.                                                                   6,372
Wells Fargo Capital XIII                      7.875%, 3/15/20           160       163 ------------------------------------------
   7.700%, 3/26/13(3)        460       475                                  --------- TOTAL CORPORATE BONDS
Westfield Capital Corp.                                                         3,229 (IDENTIFIED COST $90,150)            95,227
   Ltd./                                                                    --------- -------------------------------------------
   Westfield Finance                       TELECOMMUNICATION SERVICES--4.6%           TOTAL LONG-TERM INVESTMENTS--97.6%
      Authority                            Alltel Corp.                               (IDENTIFIED COST $182,761)          191,174
   144A 5.125%,                               7.000%, 7/1/12            350       389 -------------------------------------------
      11/15/14 (4)           150       154 France Telecom SA
                                 ---------    4.375%, 7/8/14            355       374                          SHARES
                                    44,311 GCI, Inc. 144A                                                     --------
                                 ---------    8.625%, 11/15/19 (4)      375       384 SHORT-TERM INVESTMENTS--1.8%
HEALTH CARE--1.4%                          Global Crossing Ltd.
Boston Scientific Corp.                       144A                                    MONEY MARKET MUTUAL FUNDS--1.8%
   6.000%, 1/15/20           445       421    12.000%, 9/15/15 (4)      550       613 BlackRock Liquidity
Express Scripts, Inc.                      NII Capital Corp. 144A                        Funds
   5.250%, 6/15/12           775       826    8.875%, 12/15/19 (4)      910       946    TempFund Portfolio -
   7.250%, 6/15/19           245       284 Qwest Corp.                                   Institutional Shares
Novartis Capital Corp.                        7.875%, 9/1/11          1,055     1,118    (seven-day effective
   1.900%, 4/24/13           135       135 SBC Communications                            yield 0.119%)       3,548,643      3,549
Pfizer, Inc.                                  5.875%, 2/1/12            130       140 -------------------------------------------
   4.450%, 3/15/12           625       662 Sprint Capital Corp.                       TOTAL SHORT-TERM INVESTMENTS
Thermo Fisher                                 8.375%, 3/15/12         1,045     1,092 (IDENTIFIED COST $3,549)              3,549
   Scientific, Inc.                        Telecom Italia Capital                     -------------------------------------------
   144A 2.150%,                               SA                                      TOTAL INVESTMENTS--99.4%
      12/28/12 (4)           435       434    5.250%, 10/1/15           215       220 (IDENTIFIED
                                 ---------    6.999%, 6/4/18             95       103 COST $186,310)                      194,723(1)
                                     2,762    7.175%, 6/18/19           615       664 Other Assets and
                                 --------- Telefonica Emisiones SAU                      Liabilities--0.6%                  1,150
INDUSTRIALS--1.6%                             5.984%, 6/20/11         1,080     1,135                                  ----------
Corrections Corp. of                          5.877%, 7/15/19           745       798 NET ASSETS--100.0%               $  195,873
   America                                 Virgin Media Finance plc                                                    ==========
   7.750%, 6/1/17          1,020     1,071    8.750%, 4/15/14           128       132
DI Finance/DynCorp                            8.375%, 10/15/19          415       429
   International, Inc.                     Windstream Corp.
      Series B                                7.000%, 3/15/19           435       408
   9.500%, 2/15/13           555       565                                  ---------
Hutchison Whampoa                                                               8,945
   International Ltd.                                                       ---------
   144A 5.750%,
      9/11/19 (4)            435       451
   Travelport LLC
   9.875%, 9/1/14            975     1,024
                                 ---------
                                     3,111
                                 ---------

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                 See Notes to Financial Statements

                                                                 13

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:                                                      COUNTRY WEIGHTINGS as of 3/31/10+
                                                                    ----------------------------------------------------------------
AGM   Assured Guaranty Municipal Corp.                              United States (includes short-term investments)              91%
                                                                    Australia                                                     1
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")        Canada                                                        1
                                                                    Germany                                                       1
FNMA  Federal National Mortgage Association ("Fannie Mae")          Netherlands                                                   1
                                                                    Spain                                                         1
GNMA  Government National Mortgage Association ("Ginnie Mae")       United Kingdom                                                1
                                                                    Other                                                         3
REMIC Real Estate Mortgage Investment Conduit                       ----------------------------------------------------------------
                                                                    Total                                                       100%
SBA   Small Business Administration                                 ----------------------------------------------------------------
                                                                    + % of total investments as of March 31, 2010
                                                                    ----------------------------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                              Level 2 -      Level 3 -
                                 Total Market    Level 1 -   Significant    Significant
                                   Value at        Quoted     Observable   Unobservable
                                March 31, 2010     Prices       Inputs        Inputs
                                --------------   ---------   -----------   ------------
Debt Securities:
   U.S. Government Securities      $ 23,336        $   --     $ 23,336         $--
   Municipal Securities               1,167            --        1,167          --
   Mortgage-Backed Securities        71,326            --       71,326          --
   Asset-Backed Securities              118            --          118          --
   Corporate Debt                    95,227            --       95,206          21
Equity Securities:
   Short-Term Investments             3,549         3,549           --          --
                                   --------        ------     --------         ---
Total Investments                  $194,723        $3,549     $191,153         $21
                                   ========        ======     ========         ===

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                 Mortgage-Backed
($ reported in thousands)               Total       Securities     Corporate Debt
                                        -----    ---------------   --------------
BALANCE AS OF SEPTEMBER 30, 2009:       $ 248        $ 139            $ 109
Accrued discount (premium)(a)              --(e)        --(e)            --(e)
Realized gain (loss)(b)                    --           --               --
Change in unrealized appreciation          15            6                9
(depreciation)(b)
Net purchases (sales)(c)                  (20)          --              (20)
Transfers in and/or out of Level 3(d)    (222)        (145)             (77)
                                        -----        -----            -----
BALANCE AS OF MARCH 31, 2010:           $  21        $  --            $  21
                                        =====        =====            =====

(A)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.

(B)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

(C)  INCLUDES PAYDOWNS.

(D)  "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF MARCH 31, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE
     PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD

(E)  AMOUNT IS LESS THAN $500.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 14

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE    VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
MUNICIPAL TAX-EXEMPT BONDS(9)--97.9%       GENERAL OBLIGATION--CONTINUED              GENERAL REVENUE--CONTINUED
                                           Los Angeles Unified                           Department of General
DEVELOPMENT REVENUE--5.8%                     School District,                           Services Buildings 8
Hercules Redevelopment                        Series A-1                                 & 9 Series A
   Agency Tax-Allocation                      (NATL-RE Insured)                          6.125%, 4/1/29        $   500 $     518
   (AMBAC Insured)                            4.500%, 1/1/28        $   500 $     472    Various Capital Projects
   5.000%, 8/1/29        $   500 $     387 New Haven Unified                             Series G-1
Ontario Redevelopment                         School District                            5.750%, 10/1/30           500       500
   Financing Authority                        (Assured Guaranteed)                                                     ---------
   (NATL-RE Insured)                          0.000%, 8/1/33          1,500       352                                      9,674
   6.900%, 8/1/10             70        71 Norwalk-La Mirada                                                           ---------
   5.250%, 8/1/13            500       516    Unified School
San Diego Redevelopment                       District Series D                       HIGHER EDUCATION REVENUE--2.6%
   Agency (AMBAC                              (AGM Insured)                           University of California
   Insured)                                   0.000%, 8/1/33          1,500       352    Series D (NATL-RE,
   Series B 5.350%,                        Placer Union High School                      FGIC Insured)
      9/1/24               1,000       990    District (AGM                              5.000%, 5/15/28           500       513
   Series A 4.750%,                           Insured)                                   Series G
      9/1/30                 500       442    0.000%, 8/1/32          1,500       372    (NATL-RE, FGIC
Santa Clara                                Rancho Santiago                               Insured)
   Redevelopment                              Community College                          4.750%, 5/15/35           525       504
   Agency                                     District (AGM                              Series B
   Tax Allocation                             Insured)                                   4.750%, 5/15/38           500       485
   (NATL-RE Insured)                          0.000%, 9/1/27          1,200       421                                  ---------
   5.000%, 6/1/22          1,000       975 San Rafael Elementary                                                           1,502
                                 ---------    School District                                                          ---------
                                     3,381    (NATL-RE, FGIC
                                 ---------    Insured)                                MEDICAL REVENUE--8.9%
                                              0.000%, 8/1/26          1,000       429 California Health
EDUCATION REVENUE--3.4%                    Walnut Valley Unified                         Facilities
North City West School                        School District,                           Financing Authority,
   Facilities Financing                       Series A                                   Stanford Hospital and
   Authority, Series B                        (NATL-RE Insured)                          Clinics
   (AMBAC Insured)                            0.000%, 8/1/19          3,095     1,676    Series A
   5.250%, 9/1/19          1,000       990                                  ---------    5.000%, 11/15/14          250       268
Sweetwater Unified High                                                         9,367    Cedars-Sinai Medical
   School District,                                                         ---------    Center
   Public Financing                                                                      5.000%, 11/15/34          500       477
   Authority, Series A                     GENERAL REVENUE--16.7%                        Providence Health &
   (AGM Insured)                           Anaheim Public Financing                      Services
   5.000%, 9/1/29          1,000       966    Authority, Series C                        Series C
                                 ---------    (AGM Insured)                              6.500%, 10/1/38           300       334
                                     1,956    6.000%, 9/1/16          1,600     1,798    Kaiser Permanente
                                 --------- Golden State Tobacco                          Series A
                                              Securitization Corp.,                      5.250%, 4/1/39            500       489
GENERAL OBLIGATION--16.2%                     Series A-1                              California State Public
Antelope Valley Union                         5.125%, 6/1/47          1,250       795    Works Board,
   High School District,                      5.750%, 6/1/47          1,000       704    Department of Mental
   Series A                                Los Angeles County                            Health Series A
   (NATL-RE Insured)                          Public Works                               5.500%, 6/1/16          1,000     1,053
   5.000%, 2/1/27          1,000     1,005    Financing Authority,                    California Statewide
Brea Olinda Unified                           Series A (AGM                              Communities
   School District,                           Insured)                                   Development
   Series A                                   5.500%, 10/1/18           390       434    Authority,
   (NATL-RE, FGIC                          Pomona, Certificates of                       Kaiser Permanente,
   Insured)                                   Participation                              Series B
   6.000%, 8/1/15            150       175    (AMBAC Insured)                            5.000%, 3/1/41            500       466
Butte-Glenn Community                         5.500%, 6/1/28          1,365     1,437    Sutter Health, Series B
   College District,                       San Diego County,                             5.625%, 8/15/42         1,000     1,001
   Series A                                   Certificates of                            St. Joseph Health System
   (NATL-RE Insured)                          Participation (AMBAC                       (FGIC Insured)
   5.500%, 8/1/19          1,000     1,056    Insured)                                   5.750%, 7/1/47            500       513
California State                              5.250%, 11/1/15           960     1,011 San Joaquin General
   5.250%, 6/1/16             65        65 South Bay Regional                            Hospital Project,
   5.500%, 3/1/26            500       513    Public Communications                      Certificates of
   5.000%, 12/1/37           250       234    Authority                                  Participation
California State                              (ACA Insured)                              (NATL-RE Insured)
   Veterans Bonds,                            4.750%, 1/1/31            635       484    5.250%, 9/1/12            100       101
   Series BG                               South Coast Air Quality                    Santa Clara County
   5.150%, 12/1/14           895       898    Management District                        Financing Authority,
   Series CC                                  Building Corp. (AMBAC                      Series A
   4.500%, 12/1/37           330       273    Insured)                                   (AMBAC Insured)
Gilroy Unified School                         6.000%, 8/1/11          1,000     1,021    7.750%, 11/15/11          400       442
   District                                State Public Works Board                                                    ---------
   (NATL-RE, FGIC                             of the State of                                                              5,144
   Insured)                                   California Department                                                    ---------
   5.000%, 8/1/27            500       505    of Health Services,                     MUNICIPAL UTILITY DISTRICT REVENUE--1.7%
Grossmont-Cuyamaca                            Richmond Lab Series B                   East Bay Municipal
   Community College                          (XLCA Insured)                             Utility District
   District Election of                       5.000%, 11/1/17           460       471    (NATL-RE Insured)
   2002 Series A                              Highway Patrol Series C                    5.000%, 6/1/35            500       516
   (NATL-RE Insured)                          5.250%, 11/1/20           500       501 Sacramento Municipal
   5.000%, 8/1/19             40        42                                               Utilities District
Los Angeles Unified                                                                      Financing Authority
   School District                                                                       (NATL-RE Insured)
   Series C (AGM Insured)                                                                4.750%, 7/1/26            500       464
   5.000%, 7/1/24            500       527                                                                             ---------
                                                                                                                             980
                                                                                                                       ---------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 15

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
NATURAL GAS REVENUE--1.3%                  PRE-REFUNDED--CONTINUED                    SHORT-TERM INVESTMENTS--2.1%
Roseville Natural Gas                      Stockton Housing
   Financing Authority                        Facility,                               MONEY MARKET MUTUAL FUNDS--2.1%
   5.000%, 2/15/24       $   750 $     729    Series A Pre-refunded                   BlackRock Liquidity
                                 ---------    9/20/17 @ 100                              Funds
                                              (GNMA Collateralized)                      TempFund Portfolio -
POWER REVENUE--0.6%                           5.600%, 3/20/28       $   195 $     199    Institutional Shares
Northern California                                                         ---------    (seven-day effective
   Power Agency,                                                               17,153    yield 0.119%)       1,231,181 $   1,231
   Hydroelectric Project                                                    --------- ------------------------------------------
   No.1                                                                               TOTAL SHORT-TERM INVESTMENTS
   Series A (NATL-RE                       TRANSPORTATION REVENUE--2.6%               (IDENTIFIED COST $1,231)             1,231
   Insured)                                Alameda Corridor                           ------------------------------------------
   5.200%, 7/1/32            330       329    Transportation                          TOTAL INVESTMENTS--100.0%
                                 ---------    Authority, Series A                     (IDENTIFIED COST $56,675)           57,789(1)
                                              (NATL-RE Insured)
PRE-REFUNDED--29.7%                           5.125%, 10/1/16           150       152 Other assets and
Contra Costa County Home                      5.125%, 10/1/17           125       127    liabilities, net--0.0%               (4)
   Mortgage (GNMA                          Bay Area Toll Authority,                                                    ---------
   Collateralized)                            San Fransisco Bay                       NET ASSETS--100.0%               $  57,785
   7.500%, 5/1/14 (7)        500       614    Area Series F-1                                                          =========
Cypress Single Family                         5.125%, 4/1/39            500       515
   Residential Mortgage,                   Los Angeles                                ABBREVIATIONS:
   Series B (Private                          International Airport
   Mortgage Insurance)                        Series A                                ACA     American Capital Access Financial
   7.250%, 1/1/12 (7)        200       222    5.000%, 5/15/40(16)       500       501         Guarantee Corp.
Duarte Redevelopment                       San Francisco Bay Area
   Agency Single Family                       Rapid Transit                           AGM     Assured Guaranty Municipal Corp.
   Mortgage, Series A                         District
   (FNMA Collateralized)                      5.250%, 7/1/17            180       181 AMBAC   American Municipal Bond Assurance
   6.875%, 11/1/11 (7)       300       329                                  ---------         Corporation
Grossmont-Cuyamaca                                                              1,476
   Community College                                                        --------- FGIC    Financial Guaranty Insurance
   District Election                                                                          Company
   of 2002                                 WATER & SEWER REVENUE--8.4%
   Series A Pre-refunded                   California Statewide                       FHA     Federal Housing Authority
   8/1/13 @100 (NATL-RE                       Communities
   Insured)                                   Development                             FNMA    Federal National Mortgage
   5.000%, 8/1/19            210       236    Authority,                                      Association ("Fannie Mae")
Huntington Park                               Anheuser-Busch Project
   Redevelopment Agency                       4.800%, 9/1/46          1,000       850 GNMA    Government National Mortgage
   Single Family                           Delta Diablo Sanitation                            Association ("Ginnie Mae")
   Residential Mortgage,                      District,
   Series A                                   Certificates of                         NATL-RE National Public Finance Guarantee
   (FHA/VA/PRIV MTGS                          Participation                                   Corp., formerly Municipal Bond
   Insured)                                   (NATL-RE Insured)                               Insurance Association
   8.000%, 12/1/19 (7)     2,400     3,352    0.000%, 12/1/16         1,070       768
Los Angeles Harbor                         El Dorado Irrigation                       XLCA    XL Capital Assurance
   Department                                 District,
   7.600%, 10/1/18(7)        780       946    Certificates of
M-S-R Public Power                            Participation,
   Agency                                     Series A (NATL-RE,
   San Juan Project,                          FGIC Insured)
   Series D                                   5.250%, 3/1/16            365       389
   (NATL-RE Insured)                       Modesto Wastewater,
   6.750%, 7/1/20 (7)      1,640     1,949    Series A (AGM
Northern California                           Insured)
   Power Agency,                              5.000%, 11/1/19           245       260
   Hydroelectric Project                   Mountain View Shoreline
   No.1 Series A                              Regional Park
   Pre-refunded 7/1/10                        Community, Series A
   @100                                       (NATL-RE Insured)
   (NATL-RE Insured)                          5.500%, 8/1/21          1,000     1,001
   5.000%, 7/1/15          1,000     1,011 Redlands Financing
   Pre-refunded 7/1/21                        Authority, Series A
   @ 100                                      (AGM Insured)
   (AMBAC Insured)                            5.000%, 9/1/17          1,000     1,022
   7.500%, 7/1/23            195       262 Sweetwater Water
Riverside County                              Authority
   Redevelopment Agency,                      (AMBAC Insured)
   Pre-refunded 10/01/11                      5.250%, 4/1/10             40        40
   @ 102 (AMBAC Insured)                   Westlands Water
   5.250%, 10/1/17           250       272    District,
Riverside County Single                       Certificates of
   Family                                     Participation
   Series B (GNMA                             (NATL-RE Insured)
   Collateralized)                            5.250%, 9/1/14            500       537
   8.625%, 5/1/16(7)       1,000     1,308                                  ---------
   Series A (GNMA                                                               4,867
   Collateralized)                         ------------------------------------------
   7.800%, 5/1/21(7)       4,000     5,430 TOTAL MUNICIPAL TAX-EXEMPT BONDS
Santa Clara Unified                        (IDENTIFIED COST $55,444)           56,558
   School District                         ------------------------------------------
   Pre-refunded 7/1/10                     TOTAL LONG-TERM INVESTMENTS--97.9%
   @101                                    (IDENTIFIED COST $55,444)           56,558
   (NATL-RE, FGIC                          ------------------------------------------
   Insured)
   5.500%, 7/1/20          1,000     1,023

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 16

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      MARCH 31,2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                          Level 2 -
                             Total Market    Level 1 -   Significant
                               Value at        Quoted     Observable
                            March 31, 2010     Prices      Inputs
                            --------------   ---------   -----------
Debt Securities:
   Municipal Securities         $56,558        $   --      $56,558
Equity Securities:
   Short-Term Investments         1,231         1,231           --
                                -------        ------      -------
Total Investments               $57,789        $1,231      $56,558
                                =======        ======      =======

There are no Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 17

                                                  VIRTUS GLOBAL INFRASTRUCTURE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--98.1%                       TELECOMMUNICATION SERVICES--CONTINUED      UTILITIES--CONTINUED
                                           Rogers Communications,                     Red Electrica Corp. S.A.
CONSUMER DISCRETIONARY--1.5%                  Inc. Class B (Canada)  37,430 $   1,278    (Spain)                16,080 $     863
SES SA (Luxembourg)       51,350 $   1,296 Singapore                                  RWE AG (Germany)          12,600     1,116
                                 ---------    Telecommunications                      Scottish & Southern
                                              Ltd. (Singapore)      470,400     1,066    Energy plc
ENERGY--19.1%                              Telefonica S.A.                               (United Kingdom)       36,200       605
Enbridge, Inc. (Canada)  112,470     5,371    Sponsored ADR (Spain)  32,570     2,316 Sempra Energy
Spectra Energy Corp.                       TELUS Corp. (Canada)      41,330     1,538    (United States)        29,360     1,465
   (United States)       142,850     3,218 Verizon Communications,                    Southern Co. (The)
TransCanada Corp.                             Inc. (United States)   76,720     2,380    (United States)        25,740       853
   (Canada)              124,880     4,591 Vodafone Group plc                         Tokyo Electric Power
Williams Cos., Inc.                           Sponsored ADR                              Co., Inc. (The)
   (The) (United States) 156,940     3,625    (United Kingdom)      162,970     3,796    (Japan)                36,000       960
                                 --------- Windstream Corp.                           Wisconsin Energy Corp.
                                    16,805    (United States)       149,130     1,624    (United States)        19,080       943
                                 ---------                                  --------- Xcel Energy, Inc.
                                                                               27,550    (United States)        43,390       920
INDUSTRIALS--16.4%                                                          ---------                                  ---------
Abertis Infraestructuras                                                                                                  26,332
   S.A. (Spain)          123,363     2,374 UTILITIES--29.9%                           ------------------------------------------
Atlantia S.p.A. (Italy)  113,220     2,643 American Water Works                       TOTAL COMMON STOCKS
Brisa Auto-Estradas de                        Co., Inc.                               (IDENTIFIED COST $85,889)           86,431
   Portugal SA                                (United States)        38,170       831 ------------------------------------------
   (Portugal)            160,030     1,357 CenterPoint Energy, Inc.                   TOTAL LONG-TERM INVESTMENTS--98.1%
Ferrovial SA (Spain)      35,160       342    (United States)        60,700       872 (IDENTIFIED COST $85,889)           86,431
Fraport AG Frankfurt                       Centrica plc                               ------------------------------------------
   Airport Services                           (United Kingdom)      193,540       863
   Worldwide (Germany)    28,090     1,479 CMS Energy Corp.                           SHORT-TERM INVESTMENTS--1.8%
Hamburger Hafen Und                           (United States)        56,720       877
   Logistik AG (Germany)  23,970       910 DTE Energy Co.                             MONEY MARKET MUTUAL FUNDS--1.8%
Koninklijke Vopak NV                          (United States)        25,200     1,124 Dreyfus Cash Management
   (Netherlands)          22,490     1,771 E.ON AG (Germany)         55,350     2,043    Fund - Institutional
Transurban Group                           Energias de Portugal SA                       Shares (seven-day
   (Australia)           502,800     2,330    (Portugal)            234,550       932    effective yield
Vinci SA (France)         21,070     1,242 Entergy Corp.                                 0.070%)             1,573,196     1,573
                                 ---------    (United States)        13,110     1,066 ------------------------------------------
                                    14,448 FirstEnergy Corp.                          TOTAL SHORT-TERM INVESTMENTS
                                 ---------    (United States)        25,880     1,012 (IDENTIFIED COST $1,573)             1,573
                                           FPL Group, Inc.                            ------------------------------------------
TELECOMMUNICATION SERVICES--31.2%             (United States)        31,020     1,499 TOTAL INVESTMENTS--99.9%
American Tower Corp.                       ITC Holdings Corp.                         (IDENTIFIED COST $87,462)           88,004(1)
   Class A (United                            (United States)        16,650       916
   States) (2)            42,240     1,800 Northeast Utilities                        Other assets and
AT&T, Inc.                                    (United States)        25,490       704    liabilities, net--0.1%              131
   (United States)       163,120     4,215 Northwest Natural Gas Co.                                                   ---------
CenturyTel, Inc.                              (United States)        18,730       873 NET ASSETS--100.0%               $  88,135
(United States)           34,840     1,235 NSTAR (United States)     24,990       885                                  =========
Crown Castle                               NV Energy, Inc.
   International Corp.                        (United States)        63,560       784 COUNTRY WEIGHTINGS as of 3/31/10+
   (United States)(2)     44,600     1,705 ONEOK, Inc.                                ------------------------------------------
France Telecom SA                             (United States)        16,230       741 United States (includes short-term
   Sponsored ADR (France) 61,030     1,467 Public Service                                investments)                      46%
KDDI Corp. (Japan)           219     1,134    Enterprise Group,                       Canada                               15
Koninklijke KPN N.V.                          Inc. (United States)   42,790     1,263 Spain                                 7
   (Netherlands)          72,760     1,153 Questar Corp.                              Germany                               6
Nippon Telegraph &                            (United States)        30,600     1,322 United Kingdom                        6
   Telephone Corp.                                                                    Japan                                 3
   Sponsored ADR (Japan)  40,130       843                                            Netherlands                           3
                                                                                      Other                                14
                                                                                      ------------------------------------------
                                                                                      Total                               100%
                                                                                      ------------------------------------------
                                                                                      + % of total investments as of
                                                                                        March 31, 2010
                                                                                      ------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                            Total Market           Level 1 -
                                              Value at               Quoted
                                           March 31, 2010            Prices
                                           --------------          ---------
Equity Securities:
   Common Stocks                               $86,431              $86,431
   Short-Term Investments                        1,573                1,573
                                               -------              -------
Total Investments                              $88,004              $88,004
                                               =======              =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 18

                                                  VIRTUS GLOBAL OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                             SHARES   VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
COMMON STOCKS--82.2%                       INFORMATION TECHNOLOGY--18.0%              SHORT-TERM INVESTMENTS--1.2%
                                           Apple, Inc.(2)            11,300 $   2,655
CONSUMER DISCRETIONARY--4.1%               Cognizant Technology                       MONEY MARKET MUTUAL FUNDS--1.2%
McDonald's Corp.          37,254 $   2,486    Solutions Corp.                         Dreyfus Cash Management
Norstar Founders                              Class A(2)             29,205     1,489    Fund - Institutional
   Group Ltd.(2)(6)(8)   272,000         0 Google, Inc. Class A(2)    3,713     2,105    Shares (seven-day
                                 --------- MasterCard, Inc. Class A   6,100     1,549    effective yield
                                     2,486 Redecard SA               72,109     1,334    0.070%)               756,357 $     756
                                 --------- Visa, Inc. Class A        20,166     1,836 ------------------------------------------
                                                                            --------- TOTAL SHORT-TERM INVESTMENTS
CONSUMER STAPLES--39.8%                                                        10,968 (IDENTIFIED COST $756)                 756
Altria Group, Inc.        43,090       884 ------------------------------------------ ------------------------------------------
British American Tobacco                   TOTAL COMMON STOCKS
   plc                   167,880     5,787 (IDENTIFIED COST $40,187)           50,112 TOTAL INVESTMENTS--99.6%
Coca-Cola Co. (The)       48,462     2,666 ------------------------------------------ (IDENTIFIED COST $48,279)           60,712(1)
Costco Wholesale Corp.    13,490       806
Imperial Tobacco Group                     EQUITY-LINKED INSTRUMENTS--16.2%           Other assets and liabilities,
   plc                    81,778     2,494 CLSA Financial Products                       net--0.4%                           237
Mead Johnson Nutrition                        Ltd. - Bharat Heavy                                                      ---------
   Co. Class A            35,176     1,830    Electricals Ltd.                        NET ASSETS--100.0%               $  60,949
Nestle S.A. Registered                        Strike price $0.001                                                      =========
   Shares                 32,903     1,685    USD exp. 7/20/10       22,800     1,214
Philip Morris                              CLSA Financial Products                    COUNTRY WEIGHTINGS as of 3/31/10+
   International, Inc.    91,110     4,752    Ltd. - Cipla Ltd.                       ------------------------------------------
Reckitt Benckiser Group                       Strike price $0.001                     United States (includes short-term
   plc                    24,924     1,368    USD exp. 5/23/11      110,458       833    investments)                      43%
Tesco plc                141,537       935 CLSA Financial Products                    United Kingdom                       23
Woolworths Ltd.           41,026     1,054    Ltd. - HDFC Bank Ltd.                   Switzerland                          12
                                 ---------    Class A Strike price                    India                                 9
                                    24,261    .000001 Indian Rupee                    Luxembourg                            4
                                 ---------    exp. 6/28/10           22,200       956 Brazil                                3
                                           CLSA Financial Products                    Canada                                3
ENERGY--2.8%                                  Ltd. - Hero Honda                       Other                                 3
Canadian Natural                              Motors Ltd.                             ------------------------------------------
   Resources Ltd.         23,200     1,717    Strike price $0.001                     Total                               100%
                                 ---------    USD exp. 6/9/10        25,700     1,113 ------------------------------------------
                                           Deutsche Bank AG - HDFC                    + % of total investments as of
FINANCIALS--2.1%                              Bank Ltd.                                 March 31, 2010
Cetip SA-Balcao                               Exercise price $0.001                   ------------------------------------------
   Organizado de Ativos                       USD exp. 1/24/17(2)    51,775     2,212
   e Derivativos          60,700       496 HSBC Bank plc - Housing
Chubb Corp. (The)         15,500       804    Development Finance
                                 ---------    Corp. Exercise price
                                     1,300    $0.001 USD exp.
                                 ---------    2/20/18(2)             26,300     1,592
                                           HSBC Bank plc - Nestle
HEALTH CARE--12.4%                            India Ltd.
Abbott Laboratories       48,932     2,578    Exercise price $0.001
Baxter International,                         USD exp. 11/19/18(2)   12,720       757
   Inc.                   13,115       763 HSBC Bank plc - ITC Ltd.
Becton, Dickinson & Co.   13,015     1,025    Exercise price $0.001
Celgene Corp.(2)          16,290     1,009    USD exp. 2/20/18(2)   132,435       776
Novo Nordisk A/S Class B  14,423     1,119 JPMorgan International -
Roche Holding AG                              Housing Development
   Registered Shares       6,662     1,081    Financial Corp.
                                 ---------    Exercise price $0.001
                                     7,575    USD exp. 5/7/14         6,460       391
                                 --------- ------------------------------------------
                                           TOTAL EQUITY-LINKED INSTRUMENTS
INDUSTRIALS--3.0%                          (IDENTIFIED COST $7,336)             9,844
Capita Group plc/The      95,719     1,099 ------------------------------------------
Robinson (C.H.)                            TOTAL LONG-TERM INVESTMENTS--98.4%
   Worldwide, Inc.(10)    12,645       706 (IDENTIFIED COST $47,523)           59,956
                                 --------- ------------------------------------------
                                     1,805
                                 ---------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 19

                                                  VIRTUS GLOBAL OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

At March 31, 2010, the Fund had entered into forward currency contracts as follows (reported in thousands):

                                                                                              Unrealized
                           Contracts        In Exchange       Settlement                     Appreciation
                            to Sell             for              Date           Value       (Depreciation)
                          ----------        -----------       ----------       ------       --------------
                          AUD    203        USD     181         6/10/10        $  185           $  (4)
                          CHF    288        USD     276         6/10/10           273               3
                          CHF    516        USD     505         6/10/10           490              15
                          GBP  3,844        USD   5,718         9/27/10         5,834            (115)
                                                                                                ------
                                                                                                $(101)
                                                                                                ======

FOREIGN CURRENCIES:

AUD   Australian Dollar
CHF   Swiss Franc
GBP   United Kingdom Pound Sterling
USD   United States Dollar


The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                                      Level 2 -        Level 3 -
                                     Total Value       Level 1 -     Significant      Significant
                                         at             Quoted        Observable     Unobservable
ASSETS TABLE                       March 31, 2010        Prices         Inputs          Inputs
                                   --------------      ---------     -----------     ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                      $50,112           $50,112        $   --           $  0++
   Equity-Linked Instruments            9,844                --         9,844             --
   Short-Term Investments                 756               756            --             --
                                      -------           -------        ------           ----
Total Investments                     $60,712           $50,868        $9,844           $  0++
                                      =======           =======        ======           ====
OTHER FINANCIAL INSTRUMENTS:
   Forward Currency Contracts+        $    18           $    --        $   18           $ --
                                      =======           =======        ======           ====
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
   Forward Currency Contracts+        $  (119)          $    --        $ (119)          $ --
                                      =======           =======        ======           ====


+  Valued at the unrealized appreciation (depreciation) on the investment.

++ Level 3 common stock valued at zero at the beginning and end of the period.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 20

                                             VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------                        --------- ---------
COMMON STOCKS--97.0%                       OFFICE REITS--CONTINUED                    SPECIALIZED REITS--14.8%
                                           Societe Immobiliere de                     Big Yellow Group
DIVERSIFIED REITS--12.5%                      Location Pour                              plc(2)               2,530    $    13
BGP Holdings                                  L'industrie                             Entertainment
   plc(2)(6)(8)        13,566    $     0      Et Le Commerce         160    $    20      Properties Trust       313         13
British Land Co. plc    4,850         35                                    -------   Extra Space Storage,
Canadian Real Estate                                                            444      Inc.                 2,085         26
   Investment Trust       700         19                                    -------   HCP, Inc.               1,749         58
Cominar Real Estate                                                                   Health Care REIT, Inc.    818         37
   Investment Trust       650         12   REAL ESTATE OPERATING COMPANIES--8.2%      Host Hotels & Resorts,
Dexus Property Group   41,140         31   AEON Mall Co. Ltd.        950         20      Inc.                 4,633         68
First Capital Realty,                      Brookfield Properties                      LaSalle Hotel
   Inc.                   600         13      Corp.                  355(13)      6      Properties             980         23
Fonciere Des Regions      180         20   Brookfield Properties                      Nationwide Health
Gecina SA                  80          9      Corp.                2,225(14)     34      Properties, Inc.       885         31
GPT Group              44,500         24   Castellum AB            2,625         26   Public Storage            790         73
Kenedix Realty                             Citycon Oyj             4,200         17   Ventas, Inc.            1,088         51
   Investment Corp.         4         11   Fabege AB                 900          6                                    -------
Land Securities Group                      GAGFAH S.A.               475          4                                        393
   plc                  5,175         53   Hongkong Land Holdings                     ----------------------------------------
Liberty Property Trust    863         29      Ltd.                11,900         60   TOTAL COMMON STOCKS
Vornado Realty Trust      995         75   Multiplan                                  (IDENTIFIED COST $1,666)           2,574
                                 -------      Empreendimentos                         ----------------------------------------
                                     331      Imobiliarios SA        815         14
                                 -------   PSP Swiss Property                         WARRANTS--0.0%
                                              AG(2)                  260         17
INDUSTRIAL REITS--4.4%                     Safestore Holdings plc  5,976         13   DIVERSIFIED REITS--0.0%
AMB Property Corp.        691         19                                    -------   Fonciere Des Regions
Ascendas Real Estate                                                            217      Exercise
   Investment Trust    18,700         26                                    -------      price 65.00 EUR
EastGroup Properties,                                                                    exp. 12/31/10(2)          100      --(17)
   Inc.                   170          6   RESIDENTIAL REITS--9.5%                    ----------------------------------------
Goodman Group          60,000         36   American Campus                            TOTAL WARRANTS
ProLogis                  451          6      Communities, Inc.      195          5   (IDENTIFIED COST $0)                  --(17)
SEGRO plc               4,905         24   Apartment Investment &                     ----------------------------------------
                                 -------      Management Co.                          TOTAL LONG-TERM INVESTMENTS--97.0%
                                     117      Class A                855         16   (IDENTIFIED COST $1,666)           2,574
                                 -------   AvalonBay Communities,                     ----------------------------------------
                                              Inc.                   470         41   SHORT-TERM INVESTMENTS--2.3%
OFFICE REITS--16.7%                        Boardwalk Real Estate
Alexandria Real Estate                        Investment Trust       256         10   MONEY MARKET MUTUAL FUNDS--2.3%
   Equities, Inc.         295         20   BRE Properties, Inc.      482         17   Dreyfus Cash
Allied Properties Real                     Equity Lifestyle                              Management Fund -
   Estate Investment                          Properties, Inc.       289         16      Institutional
   Trust                  400          8   Equity Residential      2,161         85      Shares (seven-day
BioMed Realty Trust,                       Essex Property Trust,                         effective
   Inc.                 1,140         19      Inc.                   294         26      yield 0.070%)          60,276      60
Boston Properties,                         Home Properties, Inc.     273         13   ----------------------------------------
   Inc.                   858         65   UDR, Inc.               1,294         23   TOTAL SHORT-TERM INVESTMENTS
CapitaCommercial Trust 14,000         11                                    -------   (IDENTIFIED COST $60)                 60
Champion Reit          35,418         17                                        252   ----------------------------------------
Commonwealth Property                                                       -------   TOTAL INVESTMENTS--99.3%
   Office Fund          4,500          4                                              (IDENTIFIED COST $1,726)           2,634(1)
Corporate Office                           RETAIL REITS--30.9%                        Other assets and
   Properties Trust       373         15   CapitaMall Trust       14,300         18      liabilities, net--0.7%             19
Derwent London plc        950         20   CFS Retail Property                                                         -------
Digital Realty Trust,                         Trust               11,200         19   NET ASSETS--100.0%               $ 2,653
   Inc.                 1,040         56   Corio N.V.                640         43                                    =======
Douglas Emmett, Inc.      176          3   Developers Diversified
Duke Realty Corp.         805         10      Realty Corp.         1,219         15   ABBREVIATION:
Great Portland Estates                     Eurocommercial
   plc                  3,496         17      Properties N.V.        460         19   REIT Real Estate Investment Trust
Highwoods Properties,                      Federal Realty
   Inc.                   615         19      Investments Trust      398         29
ING Office Fund        38,608         21   Hammerson plc           4,295         26   COUNTRY WEIGHTINGS as of 3/31/10+
Japan Prime Realty                         Kimco Realty Corp.      2,993         47   ----------------------------------------
   Investment Corp.         6         13   Klepierre                 825         32   United States (includes short-term
Japan Real Estate                          Liberty International                          investments)                     53%
   Investment Corp.         3         25      plc                  2,386         18   Australia                            11
Mack-Cali Realty Corp.    674         24   Link (The)             16,405         40   United Kingdom                        8
Nippon Building Fund,                      Macerich Co. (The)        808         31   France                                7
   Inc.                     2         17   National Retail                            Canada                                5
Nomura Real Estate                            Properties, Inc.       497         11   Japan                                 4
   Office Fund, Inc.        3         17   Regency Centers Corp.     144          5   Bermuda                               2
ORIX JREIT, Inc.            1          4   RioCan Real Estate                         Other                                10
SL Green Realty Corp.     331         19      Investment Trust     1,707         31   ----------------------------------------
                                           Simon Property Group,                      Total                               100%
                                              Inc.                 1,716        144   ----------------------------------------
                                           Tanger Factory Outlet                      + % of total investments as of March
                                              Centers                505         22     31, 2010
                                           Taubman Centers, Inc.     120          5   ----------------------------------------
                                           Unibail-Rodamco           528        107
                                           Weingarten Realty
                                              Investors              740         16
                                           Westfield Group        12,800        142
                                                                            -------
                                                                                820
                                                                            -------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 21

                                              VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                                   Level 2 -     Level 3 -
                                      Total Value    Level 1 -   Significant    Significant
                                          at           Quoted     Observable   Unobservable
                                    March 31, 2010     Prices       Inputs        Inputs
                                    --------------   ---------   -----------   ------------
Equity Securities:
   Common Stocks                        $2,574         $2,574        $--          $ 0++
   Warrants                                 --+            --         --+          --
   Short-Term Investments                   60             60         --           --
                                        ------         ------        ---          ---
Total Investments                       $2,634         $2,634        $--+         $ 0++
                                        ======         ======        ===          ===




+    Amount is less than $500.

++   Level 3 Common Stock valued at zero at the beginning and end of the period.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 22

                                           VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------                        --------- ---------
COMMON STOCKS--74.1%                       HEALTH CARE--1.1%                          EQUITY-LINKED INSTRUMENTS--CONTINUED
                                           Yuhan Corp.                  567 $      86 CLSA Financial
CONSUMER DISCRETIONARY--4.8%                                                ---------    Products Ltd. -
BEC World plc             54,700 $      42                                               Bharat Heavy
Berjaya Sports Toto                        INDUSTRIALS--10.4%                            Electricals Ltd.
   Bhd                    27,100        37 Beijing Enterprises                           Strike price $0.001
Genting Malaysia Bhd      79,500        70    Holdings Ltd.          31,100       216    USD exp. 7/20/10        2,100 $     112
Kangwon Land, Inc.         7,860       118 Jardine Matheson                           CLSA Financial
MegaStudy Co. Ltd.           170        28    Holdings Ltd.           3,300       110    Products Ltd. -
Super Cheap Auto Group                     Jardine Strategic                             Dabur India Ltd.
   Ltd                     8,930        44    Holdings Ltd.           2,800        54    Strike price $0.001
Woongjin Thinkbig Co.,                     Keells (John) Holdings                        USD exp. 1/18/12       19,100        68
   Ltd                     1,920        43    plc                    37,700        61 CLSA Financial
                                 --------- PLUS Expressways Bhd      56,000        58    Products Ltd. -
                                       382 Singapore Airport                             Hero Honda Motors
                                 ---------    Terminal                                   Ltd. Strike
                                              Services Ltd.          38,400        73    price $0.001
CONSUMER STAPLES--23.4%                    Singapore Post Ltd.      125,800        94    USD exp. 6/9/10         1,900        82
AmorePacific Corp.            54        39 SMRT Corp. Ltd.           59,500        87 CLSA Financial
British American                           Taiwan Secom Co., Ltd.    44,000        70    Products Ltd. -
   Tobacco Bhd             9,100       123                                  ---------    ITC Ltd.
Ceylon Tobacco Co.                                                                823    Strike price $0.001
   Ltd                    36,000        79                                  ---------    USD exp. 5/5/10(2)     50,000       293
Coca-Cola Amatil Ltd.     18,971       196                                            CLSA Financial
Dairy Farm                                 INFORMATION TECHNOLOGY--3.1%                  Products Ltd. -
   International                           HTC Corp.                  5,000        58    Jain Irrigation
   Holdings Ltd.          12,900        85 NetEase.Com, Inc.                             Systems Ltd.
Distilleries Co. of                           ADR(2)                  2,700        96    Strike price $0.001
   Sri Lanka Ltd.         98,000       101 NHN Corp.(2)                 600        96    USD exp. 8/15/11        4,600        98
Godrej Consumer                                                             --------- CLSA Financial
   Products Ltd.          12,400        72                                        250    Products Ltd. -
Guinness Anchor Bhd       32,000        68                                  ---------    Jammu & Kashmir
Hengan International                                                                     Bank Ltd.
   Group Co., Ltd.        28,000       209 MATERIALS--4.4%                               Strike price $0.001
LG Household & Health                      AMVIG Holdings Ltd.       81,604        38    USD exp. 7/8/10         8,800       134
   Care Ltd.                 350        94 Engro Corp., Ltd.          8,600        21 CLSA Financial
Nestle Malaysia Bhd        6,800        71 Fauji Fertilizer Co.,                         Products Ltd. -
Nestle Pakistan Ltd        3,102        47    Ltd.                   43,400        57    Lupin Ltd.
Pakistan Tobacco Co.                       Semen Gresik (Persero)                        Strike price $0.001
   Ltd                    50,618        70    Tbk PT                249,300       200    USD exp. 6/7/10         1,400        50
Thai Beverage plc        388,300        82 Yingde Gases Group                         CLSA Financial
Unilever Indonesia                            Co., Ltd.(2)           32,270        35    Products Ltd. -
   Tbk PT                105,700       141                                  ---------    Mahindra & Mahindra
Unilever Pakistan                                                                 351    Financial Services
   Ltd                     1,100        45                                  ---------    Strike price $0.001
Want Want China                                                                          USD exp. 2/23/11        7,100        59
   Holdings Ltd.         107,900        77 TELECOMMUNICATION SERVICES--3.5%           CLSA Financial
Woolworths Ltd.           10,000       257 Philippine Long                               Products Ltd. -
                                 ---------    Distance                                   Yes Bank Ltd.
                                     1,856    Telephone Co.                              Strike price $0.001
                                 ---------    Sponsored ADR           2,760       147    USD exp. 6/29/12        5,700        33
                                           Telekomunikasi                             HSBC Bank plc -
ENERGY--4.1%                                  Indonesia                                  Cipla  Ltd.
China Shenhua Energy                          Tbk PT                149,600       132    Exercise price
   Co. Ltd.                                                                 ---------    $0.001 USD
   Class H                 4,500        20                                        279    exp. 12/17/18           9,200        69
CNOOC Ltd.                71,596       118                                  --------- HSBC Bank plc - Nestle
Oil & Gas Development                                                                    India Ltd.
   Co., Ltd.              12,800        20 UTILITIES--8.0%                               Exercise price
PetroChina Co. Ltd.                        Cheung Kong                                   $0.001 USD
   Class H                45,600        53    Infrastructure                             exp. 11/19/18           4,300       256
PTT Exploration &                             Holdings Ltd.           4,240        16 HSBC Bank plc - Sun
   Production plc         26,000       118 CLP Holdings Ltd.          7,500        54    Pharmaceutical
                                 --------- HongKong Electric                             Industries Ltd.
                                       329    Holdings                                   Exercise price
                                 ---------    Ltd.                   22,100       131    $0.001 USD
FINANCIALS--11.3%                          Tanjong plc               66,100       364    exp. 10/24/18(2)        2,300        92
Bank Rakyat Indonesia    112,600       102 Xinao Gas Holdings                         JPMorgan International
Commercial Bank of                            Ltd.                   27,600        70    - Housing
   Ceylon plc             22,700        40                                  ---------    Development
Gruh Finance Ltd.         11,500        56                                        635    Financial Corp.
Hatton National Bank                       ------------------------------------------    Exercise price
   plc                     9,960        17 TOTAL COMMON STOCKS                           $0.001 USD
HDFC Bank Ltd. ADR(10)     2,965       413 (IDENTIFIED COST $4,642)             5,888    exp. 5/7/14             5,300       321
QBE Insurance Group                        ------------------------------------------ Macquarie Bank Ltd. -
   Ltd                     8,126       155                                               Marico Ltd.
Samsung Fire & Marine                      EQUITY-LINKED INSTRUMENTS--22.1%              Exercise price
   Insurance Co.,                          CLSA Financial                                $0.0001 USD
   Ltd.(2)                   710       114    Products Ltd. -                            exp. 2/18/13           14,000        34
                                 ---------    Bharat Electron.                        ------------------------------------------
                                       897    Strike price                            TOTAL EQUITY-LINKED INSTRUMENTS
                                 ---------    $0.001 USD                              (IDENTIFIED COST $1,073)             1,753
                                              exp. 7/12/15            1,067        52 ------------------------------------------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                 See Notes to Financial Statements


                                                                 23

                                          VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------
EXCHANGE-TRADED FUNDS--1.2%                SHORT-TERM INVESTMENTS--4.6%                  ABBREVIATION:
Ultrashort Ftse Xinhua                     MONEY MARKET MUTUAL FUNDS--4.6%
   China 25 Proshares     12,570 $      99 Dreyfus Cash                                  ADR  American Depositary Receipt
------------------------------------------    Management Fund -
TOTAL EXCHANGE-TRADED FUNDS                   Institutional                              COUNTRY WEIGHTINGS as of 3/31/10+
(IDENTIFIED COST $111)                  99    Shares (seven-day                          ------------------------------------------
------------------------------------------    effective                                  India                                26%
                                              yield 0.070%)         362,274 $     362    China                                11
MUTUAL FUNDS--0.6%                         ------------------------------------------    Malaysia                             10
Macquarie Korea                                                                          Australia                             9
   Infrastructure Fund    10,810        46 TOTAL SHORT-TERM INVESTMENTS                  Indonesia                             7
------------------------------------------ (IDENTIFIED COST $362)                 362    United States (includes
TOTAL MUTUAL FUNDS                         ------------------------------------------       short-term investments)            7
(IDENTIFIED COST $42)                   46                                               Korea                                 6
------------------------------------------ TOTAL INVESTMENTS--102.6%                     Other                                24
TOTAL LONG-TERM INVESTMENTS--98.0%         (IDENTIFIED COST $6,230)             8,148(1) ------------------------------------------
(IDENTIFIED COST $5,868)             7,786 Other assets and                              Total                               100%
------------------------------------------    liabilities, net--(2.6)%           (204)   ------------------------------------------
                                                                            ---------    + % of total investments as of March 31,
                                           NET ASSETS--100.0%               $   7,944    2010
                                                                            =========    ------------------------------------------

At March 31, 2010, the Fund had entered into forward currency contracts as follows (reported in thousands):

                               Contracts   In Exchange   Settlement            Appreciation
                                to Sell        for          Date      Value   (Depreciation)
                               ---------   -----------   ----------   -----   --------------
                                AUD 390      USD 338       8/03/10    $353        $(15)
                                                                      =====       ====

FOREIGN CURRENCIES:

AUD  Australian Dollar

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                                 Level 2 -
                                    Total Value    Level 1 -   Significant
                                        at           Quoted     Observable
ASSETS                            March 31, 2010     Prices       Inputs
                                  --------------   ---------   -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                      $5,888         $5,888       $   --
   Equity-Linked Instruments           1,753             --        1,753
   Exchange-Traded Funds                  99             99           --
   Mutual Funds                           46             46           --
   Short-Term Investments                362            362           --
                                      ------         ------       ------
Total Investments                     $8,148         $6,395       $1,753
                                      ======         ======       ======
LIABILITIES
   Forward Currency Contracts+        $  (15)        $   --       $  (15)

There are no Level 3 (significant unobservable inputs) priced securities.

+    Valued at the unrealized appreciation (depreciation) on the investment.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                 See Notes to Financial Statements


                                                                 24

                                             VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------                        --------- ---------
COMMON STOCKS--96.2%                       HEALTH CARE--20.3%                         SHORT-TERM INVESTMENTS--1.6%
                                           Cie Generale D'optique
CONSUMER DISCRETIONARY--4.4%                  Essilor                                 MONEY MARKET MUTUAL FUNDS--1.6%
Domino's Pizza plc        21,848 $     112    International SA        3,080 $     197 Dreyfus Cash
Pearson plc                7,100       112 Covidien plc               3,102       156    Management
SES SA                     3,625        91 Fresenius Medical Care                        Fund -
                                 ---------    AG & Co KGaA            3,111       175    Institutional
                                       315 Novartis AG Registered                        Shares (seven-day
                                 ---------    Shares                  3,256       176    effective
                                           Novo Nordisk A/S                              yield 0.070%)         118,427 $     118
CONSUMER STAPLES--34.5%                       Class B                 3,793       294 ------------------------------------------
British American                           Roche Holding AG                           TOTAL SHORT-TERM INVESTMENTS
   Tobacco plc            10,046       346    Registered                              (IDENTIFIED COST $118)                 118
Colruyt SA                   486       120    Shares(10)              1,813       294 ------------------------------------------
Diageo plc                12,279       206 Synthes, Inc.              1,384       173 TOTAL INVESTMENTS--97.8%
Imperial Tobacco Group                                                      --------- (IDENTIFIED COST $5,569)             7,067(1)
   plc                    10,682       326                                      1,465 Other assets and
Lindt & Spruengli AG          28        66                                  ---------    liabilities, net--2.2%              158
Nestle S.A. Registered                                                                                                 ---------
   Shares                  7,091       363 INDUSTRIALS--9.9%                          NET ASSETS--100.0%               $   7,225
Philip Morris                              Bureau Veritas SA          2,558       136                                  =========
   International, Inc.     7,080       369 Capita Group plc/The      18,596       214
Reckitt Benckiser                          De La Rue plc              7,547       106 COUNTRY WEIGHTINGS as of 3/31/10+
   Group plc               5,200       286 G4S plc                   39,405       156 ------------------------------------------
Tesco plc                 41,291       273 Vossloh AG                   986       105 United Kingdom                        36%
Unilever N.V.              4,456       135                                  --------- Switzerland                           15
                                 ---------                                        717 Germany                               10
                                     2,490                                  --------- France                                 9
                                 ---------                                            United States (includes short-term
                                           INFORMATION TECHNOLOGY--3.0%                  investments)                        7
ENERGY--5.1%                               Indra Sistemas SA          4,693        96 Spain                                  6
BG Group plc               2,857        49 Xchanging plc             42,110       124 Denmark                                4
Core Laboratories N.V.     1,099       144                                  --------- Other                                 13
Total SA                   3,083       179                                        220 ------------------------------------------
                                 ---------                                  --------- Total                                100%
                                       372                                            ------------------------------------------
                                 --------- MATERIALS--1.6%                            + % of total investments as of March 31,
                                           Air Liquide SA               944       113 2010
FINANCIALS--8.5%                                                            --------- ------------------------------------------
Amlin plc                 21,220       125
Deutsche Boerse AG         2,196       163 UTILITIES--8.9%
Muenchener                                 Enagas S.A.                6,908       151
   Rueckversicherungs-                     Red Electrica Corp.
   Gesellschaft AG                            S.A.                    2,717       146
   Registered Shares       1,202       195 RWE AG                     1,132       100
Reinet Investments                         Scottish & Southern
   SCA(2)                  8,036       130    Energy plc              5,899        98
                                 --------- Terna Rete Elettrica
                                       613    Nazionale S.p.A.       34,322       149
                                 ---------                                  ---------
                                                                                  644
                                           ------------------------------------------
                                           TOTAL COMMON STOCKS
                                           (IDENTIFIED COST $5,451)             6,949
                                           ------------------------------------------
                                           TOTAL LONG-TERM INVESTMENTS--96.2%
                                           (IDENTIFIED COST $5,451)             6,949
                                           ------------------------------------------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                 See Notes to Financial Statements


                                                                 25


                                             VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

At March 31, 2010, the Fund had entered into forward currency contracts as follows (reported in thousands):

                                                 Unrealized
Contracts   In Exchange   Settlement            Appreciation
 to Sell        for          Date      Value   (Depreciation)
---------   -----------   ----------   -----   --------------
 GBP  416     USD  681      5/04/10     $631        $ 50
 CHF  135     USD  132      6/10/10      128           4
 CHF  132     USD  123      6/10/10      125          (2)
 EUR  388     USD  531      6/10/10      524           7
 EUR  214     USD  315      6/10/10      289          26
 EUR  199     USD  284      6/10/10      269          15
 GBP   96     USD  150      5/04/10      146           4
 EUR  439     USD  594      6/10/10      593           1
                                                    ----
                                                    $105
                                                    ====

FOREIGN CURRENCIES:

CHF  Swiss Franc

EUR  European Currency Unit

GBP  United Kingdom Pound Sterling

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                               Level 2 -
                                   Total Value    Level 1 -   Significant
                                       at           Quoted     Observable
ASSETS TABLE                     March 31, 2010     Prices       Inputs
                                 --------------   ---------   -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                     $ 6,949        $6,949       $  --
   Short-Term Investments                118           118          --
                                     -------        ------       -----
Total Investments                    $ 7,067        $7,067       $  --
                                     =======        ======       =====

OTHER FINANCIAL INSTRUMENTS:
   Forward Currency Contracts+       $   107        $   --       $ 107
                                     =======        ======       =====

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
   Forward Currency Contracts+       $    (2)       $   --       $  (2)
                                     =======        ======       =====

There are no Level 3 (significant unobservable inputs) priced securities.

+    Valued at the unrealized appreciation (depreciation) on the investment.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 26

                                                      VIRTUS HIGH YIELD FUND
                                                     SCHEDULE OF INVESTMENTS
                                                    MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE    VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
CORPORATE BONDS--98.7%                     CONSUMER DISCRETIONARY--CONTINUED          ENERGY--CONTINUED
                                           United Artists Theatre                     Linn Energy LLC/Linn
CONSUMER DISCRETIONARY--27.5%                 Circuit, Inc.                              Energy Finance Corp.
Affinion Group, Inc.                          Series BD-1                                144A
   10.125%, 10/15/13     $   645 $     664    9.300%, 7/1/15(6)(8)   $  301 $     277    8.625%, 4/15/20 (4)   $   350 $     351
   11.500%, 10/15/15       1,555     1,602    Series AW-0                             Pioneer Natural
AMC Entertainment, Inc.                       9.300%, 7/1/15(6)(8)        1         1    Resources Co.
   8.000%, 3/1/14          1,255     1,269    Series BE-9                                6.650%, 3/15/17           100       101
AutoNation, Inc.                              9.300%, 7/1/15(6)(8)       11        10    6.875%, 5/1/18            930       934
   6.750%, 4/15/18           105       103    Series 95-A                             Plains Exploration &
Avis Budget Car Rental                        9.300%, 7/1/15(6)(8)      279       257    Production Co.
   LLC/Avis Budget                         UPC Germany GmbH                              7.000%, 3/15/17           715       708
   Finance, Inc.                              144A 8.125%,                               7.625%, 6/1/18            540       548
   7.625%, 5/15/14           925       920    12/1/17 (4)               835       865 SandRidge Energy, Inc.
Bon-Ton Stores, Inc.                       Valassis Communications,                      144A
   (The)                                      Inc.                                       8.750%, 1/15/20 (4)       855       838
   10.250%, 3/15/14          775       760    8.250%, 3/1/15          1,180     1,218                                  ---------
Cengage Learning                           Videotron Ltee                                                                  6,180
   Acquisitions, Inc.                         9.125%, 4/15/18         1,490     1,663                                  ---------
   144A 13.250%, 7/15/15                   WMG Holdings Corp.
   (3)(4)                    750       731    9.500%, 12/15/14(3)       660       668 FINANCIALS--10.5%
Cinemark USA, Inc.                                                          --------- CEDC Finance Corp
   8.625%, 6/15/19           685       725                                     25,144    International, Inc.
CSC Holdings, Inc.                                                          ---------    144A
   144A 8.625%, 2/15/19                                                                  9.125%, 12/1/16 (4)       690       731
   (4)                     1,045     1,150 CONSUMER STAPLES--10.1%                    CIT Group, Inc.
Dollar General Corp. PIK                   Ingles Markets, Inc.                          7.000%, 5/1/17          1,035       957
   Interest                                   8.875%, 5/15/17         1,200     1,260 CNG Holdings, Inc. 144A
   Capitalization                          Alliance One                                  12.250%, 2/15/15 (4)      510       497
   11.875%, 7/15/17          536       627    International, Inc.                     Ford Motor Credit Co.
Echostar DBS Corp.                            144A 10.000%,                              LLC
   6.625%, 10/1/14           410       414    7/15/16 (4)             1,365     1,433    7.500%, 8/1/12          1,435     1,487
Education Management LLC/                  ASG Consolidated LLC/ASG                   GMAC, Inc.
   Education Management                       Finance, Inc.                              0.000%, 6/15/15         1,320       851
   Finance Corp.                              11.500%, 11/1/11(3)     1,000     1,010 Host Hotels & Resorts LP
   10.250%, 6/1/16            82        90 B&G Foods, Inc.                               Series O
Goodyear Tire & Rubber                        7.625%, 1/15/18           300       306    6.375%, 3/15/15           200       200
   Co. (The)                               Bumble Bee Foods LLC                       Icahn Enterprises
   10.500%, 5/15/16        1,210     1,313    144A 7.750%,                               LP/Icahn Enterprises
Hanesbrands, Inc.                             12/15/15 (4)              340       345    Finance Corp.
   8.000%, 12/15/16          305       317 Constellation Brands,                         144A 8.000%, 1/15/18
Intelsat Corp.                                Inc.                                       (4)                     2,205     2,136
   9.250%, 8/15/14         1,285     1,324    7.250%, 9/1/16            805       831 ING Capital Funding
Jarden Corp.                               Cott Beverages, Inc.                          Trust III
   7.500%, 5/1/17            925       942    144A 8.375%,                               8.439%, 12/31/49(3)       435       413
Levi Strauss & Co.                            11/15/17 (4)              340       352 International Lease
   8.875%, 4/1/16            755       793 Dole Food Co., Inc.                           Finance Corp.
Mediacom Broadband LLC/                       8.750%, 7/15/13            65        68    144A 8.625%,
   Mediacom Broadband                         144A 8.000%,                               9/15/15(4)                 45        46
   Corp.                                      10/1/16(4)                340       350    144A 8.750%,
   8.500%, 10/15/15           50        51 Pantry, Inc. (The)                            3/15/17(4)                730       749
Nebraska Book Co., Inc.                       7.750%, 2/15/14           895       873 NBC Acquisition Corp.
   10.000%, 12/1/11           50        52 Stater Brothers                               11.000%, 3/15/13(3)     1,185     1,070
Peninsula Gaming LLC                          Holdings, Inc.                          UBS Preferred Funding
   144A 10.750%,                              7.750%, 4/15/15           565       574    Trust I
   8/15/17 (4)               910       874 SUPERVALU, Inc.                               8.622%, 10/29/49(3)       245       243
Sally Holdings LLC/Sally                      8.000%, 5/1/16            930       946 Ventas Realty LP/Ventas
   Capital, Inc.                           Tops Markets LLC                              Capital Corp.
   10.500%, 11/15/16         720       788    144A 10.125%,                              Series 1
Scientific Games                              10/15/15 (4)              840       878    6.500%, 6/1/16            155       158
   International, Inc.                                                      ---------                                  ---------
   Series                                                                       9,226                                      9,538
   9.250%, 6/15/19         1,495     1,589                                  ---------                                  ---------
Service Corp.                              ENERGY--6.8%
   International                           Atlas Pipeline Partners                    HEALTH CARE--4.1%
   7.625%, 10/1/18           600       611    LP                                      Community Health
   8.000%, 11/15/21          305       310    8.125%, 12/15/15        1,205     1,169    Systems, Inc.
Sirius XM Radio, Inc.                      Chesapeake Energy Corp.                       8.875%, 7/15/15         1,205     1,250
   144A 8.750%, 4/1/15                        9.500%, 2/15/15           285       312 DaVita, Inc.
   (4)                       250       250    6.625%, 1/15/16           315       310    7.250%, 3/15/15           700       718
Speedway Motorsports,                      Comstock Resources, Inc.                   HCA, Inc.
   Inc.                                       8.375%, 10/15/17            5         5    9.250%, 11/15/16        1,405     1,497
   6.750%, 6/1/13          1,110     1,116 Crosstex Energy/Crosstex                      144A 8.500%,
Susser Holdings                               Energy Finance Corp.                       4/15/19(4)                290       313
   LLC/Susser                                 144A                                                                     ---------
   Finance Corp.                              8.875%, 2/15/18 (4)       340       352                                      3,778
   10.625%, 12/15/13         765       800 El Paso Corp.                                                               ---------
                                              8.250%, 2/15/16           515       552
                                                                                      INDUSTRIALS--10.5%
                                                                                      ARAMARK Corp.
                                                                                         8.500%, 2/1/15            725       745
                                                                                      Biomet, Inc.
                                                                                         11.625%, 10/15/17       2,120     2,385
                                                                                      Casella Waste Systems,
                                                                                         Inc.
                                                                                         9.750%, 2/1/13          1,200     1,206

          For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                See Notes to Financial Statements


                                                                27

                                                       VIRTUS HIGH YIELD FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE    VALUE
                         ------- ---------                          ------- ---------                          ------- ---------
INDUSTRIALS--CONTINUED                     TELECOMMUNICATION SERVICES--18.3%          LOAN AGREEMENTS--0.5%
Corrections Corp. of                       Cincinnati Bell, Inc.
   America                                    8.250%, 10/15/17      $   590   $   600 INDUSTRIALS--0.5%
   7.750%, 6/1/17        $   610   $   641    8.750%, 3/15/18           295       299 Rental Services Corp.
DI Finance/DynCorp                         Crown Castle                                  Tranche
   International, Inc.                        International Corp.                        3.775%, 11/30/13      $   485 $     470
   Series B                                   7.125%, 11/1/19            65        66 ------------------------------------------
   9.500%, 2/15/13         1,950     1,984 Frontier Communications                    TOTAL LOAN AGREEMENTS
Dycom Industries, Inc.                        Corp.                                   (IDENTIFIED COST $393)                 470
   8.125%, 10/15/15          985       921    8.125%, 10/1/18           595       598 ------------------------------------------
Goodman Global Group,                      GCI, Inc. 144A
   Inc.                                       8.625%, 11/15/19 (4)    1,640     1,679                           SHARES
   144A 0.000%,                            Global Crossing Ltd.                                                -------
   12/15/14 (4)              675       398    144A
Travelport LLC                                12.000%, 9/15/15 (4)    1,200     1,338 COMMON STOCKS--0.0%
   9.875%, 9/1/14          1,280     1,344 Hughes Network Systems
                                 ---------    LLC/                                    INDUSTRIALS--0.0%
                                     9,624    Hughes Network                          ACG Holdings,
                                 ---------    Systems Finance Corp.                      Inc.(6)(8)(15)             76         0
                                              9.500%, 4/15/14         1,770     1,827 ------------------------------------------
INFORMATION TECHNOLOGY--4.3%               ITC Deltacom, Inc. 144A                    TOTAL COMMON STOCKS
Advanced Micro Devices,                       10.500%, 4/1/16 (4)       680       681 (IDENTIFIED COST $358)                   0
   Inc.                                    Nextel Communications,                     ------------------------------------------
   144A 8.125%,                               Inc. Series C                           TOTAL LONG-TERM INVESTMENTS--99.2%
   12/15/17 (4)              675       699    5.950%, 3/15/14           750       703 (IDENTIFIED COST $89,735)           90,594
Jabil Circuit, Inc.                        NII Capital Corp. 144A                     ------------------------------------------
   7.750%, 7/15/16           295       312    8.875%, 12/15/19 (4)    2,165     2,252
Lender Processing                          PAETEC Holding Corp.                       SHORT-TERM INVESTMENTS--0.1%
   Services, Inc.                             9.500%, 7/15/15         1,085     1,104
   8.125%, 7/1/16          1,085     1,169 Poland Telecom Finance                     MONEY MARKET MUTUAL FUNDS--0.1%
SunGard Data Systems,                         BV Series B                             BlackRock Liquidity
   Inc.                                       14.000%,                                   Funds
   9.125%, 8/15/13           655       675       12/1/07 (6)(8)(12)   4,942        62    TempFund Portfolio -
   10.250%, 8/15/15          985     1,040 Stratos Global Corp.                          Institutional Shares
Viasat, Inc. 144A                             9.875%, 2/15/13           615       652    (seven-day effective
   8.875%, 9/15/16 (4)        45        46 Virgin Media Finance plc                      yield 0.119%)          50,897        51
                                 ---------    Series                                  ------------------------------------------
                                     3,941    8.750%, 4/15/14           430       442 TOTAL SHORT-TERM INVESTMENTS
                                 ---------    8.375%, 10/15/19          695       718 (IDENTIFIED COST $51)                   51
                                           West Corp. 9.500%,                         ------------------------------------------
MATERIALS--4.7%                               10/15/14                  920       950 TOTAL INVESTMENTS--99.3%
Ball Corp.                                 Wind Acquisition                           (IDENTIFIED COST $89,786)           90,645(1)
   6.750%, 9/15/20           445       455    Holdings Finance                        Other Assets and
Boise Paper Holdings                          S.p.A. 144A                                Liabilities--0.7%                   639
   LLC/                                       12.250%, 7/15/17 (4)    1,350     1,343                                  ---------
   Boise Finance Co.                       Windstream Corp.                           NET ASSETS--100.0%               $  91,284
   144A 9.000%,                               7.000%, 3/15/19         1,475     1,383                                  =========
   11/1/17(4)                345       364                                  ---------
   144A 8.000%,                                                                16,697 ABBREVIATION:
   4/1/20(4)                 315       317                                  ---------
Cascades, Inc. 144A                                                                   PIK  Payment-in-Kind Security
   7.875%, 1/15/20 (4)        70        71 UTILITIES--1.9%
Exopack Holding Corp.                      Ferrellgas Partners LP                     COUNTRY WEIGHTINGS as of 3/31/10+
   11.250%, 2/1/14           725       760    144A 9.125%,                            ------------------------------------------
Freeport-McMoRan Copper                          10/1/17(4)             675       710 United States (includes short-term
   & Gold, Inc.                               8.625%, 6/15/20           290       290    investments)                       92%
   8.375%, 4/1/17            625       695 NRG Energy, Inc.                           Bermuda                                2
Huntsman International                        7.375%, 1/15/17           695       690 Canada                                 2
   LLC                                                                      --------- Italy                                  2
   7.875%, 11/15/14          490       497                                      1,690 Germany                                1
   144A 8.625%,                            ------------------------------------------ United Kingdom                         1
   3/15/20(4)                250       252 TOTAL CORPORATE BONDS                      ------------------------------------------
Solutia, Inc.                              (IDENTIFIED COST $88,984)           90,124 Total                                100%
   7.875%, 3/15/20           880       895 ------------------------------------------ ------------------------------------------
                                 ---------                                            + % of total investments as of March 31,
                                     4,306                                            2010
                                 ---------                                            ------------------------------------------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 28

                                                       VIRTUS HIGH YIELD FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                          Level 2 -      Level 3 -
                              Total Value    Level 1 -   Significant    Significant
                                  at           Quoted     Observable   Unobservable
                            March 31, 2010     Prices       Inputs        Inputs
                            --------------   ---------   -----------   ------------
Debt Securities:
   Corporate Debt              $90,594          $--         $89,987        $607
Equity Securities:
   Common Stock                      0           --              --           0(e)
   Short-Term Investments           51           51              --          --
                               -------          ---         -------        ----
Total Investments              $90,645          $51         $89,987        $607
                               =======          ===         =======        ====

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)                                Corporate Debt
                                                         --------------
BALANCE AS OF SEPTEMBER 30, 2009:                            $634
   Accrued discounts (premiums)(a)                              2
   Realized gain (loss)(b)                                     --
   Change in unrealized appreciation (depreciation)(b)         10
   Net purchases (sales)(c)                                   (39)
   Transfers in and/or out of Level 3(d)                       --
                                                             ----
BALANCE AS OF MARCH 31, 2010:                                $607
                                                             ====

(A)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.

(B)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

(C)  INCLUDES PAYDOWNS.

(D)  "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF MARCH 31, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE
     PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

(E)  LEVEL 3 COMMON STOCK HAS A BEGINNING AND ENDING VALUE OF ZERO.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 29

                                          VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------                        --------- ---------
COMMON STOCKS--98.3%                       OFFICE REITS--CONTINUED                    WARRANTS--0.0%
                                           ORIX JREIT, Inc.              46 $     208 Fonciere Des Regions
DIVERSIFIED REITS--18.2%                   Societe Immobiliere de                        Exercise price
BGP Holdings                                  Location Pour                              65.00 EUR
   plc(2)(6)(8)          588,920 $       0    L'industrie Et Le                          exp. 12/31/10(2)        3,885 $       5
British Land Co. plc     108,575       793    Commerce                3,407       430 ------------------------------------------
Canadian Real Estate                                                        --------- TOTAL WARRANTS
   Investment Trust       15,720       428                                      4,402 (IDENTIFIED COST $2)                     5
Cominar Real Estate                                                         --------- ------------------------------------------
   Investment Trust       15,200       288                                            TOTAL LONG-TERM INVESTMENTS--98.3%
Dexus Property Group     924,415       687 REAL ESTATE OPERATING COMPANIES--16.9%     (IDENTIFIED COST $23,834)           27,922
First Capital Realty,                      AEON Mall Co. Ltd.        22,250       469 ------------------------------------------
   Inc.                   13,975       305 Brookfield Properties
Fonciere Des Regions       3,755       413    Corp.                  57,650       888 SHORT-TERM INVESTMENTS--1.2%
Gecina SA                  1,335       148 Castellum AB              48,666       490
GPT Group              1,214,500       641 Citycon Oyj               86,566       345 MONEY MARKET MUTUAL FUNDS--1.2%
Kenedix Realty                             Fabege AB                 21,179       143 Dreyfus Cash
   Investment Corp.          107       287 GAGFAH S.A.               11,676       105    Management Fund -
Land Securities Group                      Hongkong Land Holdings                        Institutional
   plc                   116,173     1,195    Ltd.                  275,100     1,395    Shares (seven-day
                                 --------- Multiplan                                     effective
                                     5,185    Empreendimentos                            yield 0.070%)         339,326       339
                                 ---------    Imobiliarios SA        16,878       283 ------------------------------------------
                                           PSP Swiss Property                         TOTAL SHORT-TERM INVESTMENTS
INDUSTRIAL REITS--6.8%                        AG(2)                   6,001       385 (IDENTIFIED COST $339)                 339
Ascendas Real Estate                       Safestore Holdings plc   132,176       289 ------------------------------------------
   Investment Trust      439,300       603                                  --------- TOTAL INVESTMENTS--99.5%
Goodman Group          1,373,280       825                                      4,792 (IDENTIFIED COST $24,173)           28,261(1)
SEGRO plc                101,757       493                                  --------- Other assets and
                                 ---------                                               liabilities, net--0.5%              144
                                     1,921 RESIDENTIAL REITS--0.9%                                                     ---------
                                 --------- Boardwalk Real Estate                      NET ASSETS--100.0%               $  28,405
                                              Investment Trust        6,460       256                                  =========
OFFICE REITS--15.5%                                                         ---------
Allied Properties Real                                                                ABBREVIATION:
   Estate Investment                       RETAIL REITS--39.0%
   Trust                   7,595       152 CapitaMall Trust         336,800       426 REIT  Real Estate Investment Trust
CapitaCommercial Trust   361,000       279 CFS Retail Property
Champion Reit            753,576       360    Trust                 226,252       389 COUNTRY WEIGHTINGS as of 3/31/10+
Commonwealth Property                      Corio N.V.                13,596       908 ------------------------------------------
   Office Fund            81,416        68 Eurocommercial                             Australia                             22%
Derwent London plc        21,246       440    Properties N.V.        10,472       421 United Kingdom                        17
Great Portland Estates                     Hammerson plc             92,309       551 France                                15
   plc                    76,918       367 Klepierre                 18,288       718 Canada                                11
ING Office Fund          828,950       445 Liberty International                      Japan                                  9
Japan Prime Realty                            plc                    53,964       413 Bermuda                                5
   Investment Corp.          145       323 Link (The)               363,542       896 Singapore                              5
Japan Real Estate                          RioCan Real Estate                         Other                                 16
   Investment Corp.           58       494    Investment Trust       37,550       683 ------------------------------------------
Nippon Building Fund,                      Unibail-Rodamco           11,865     2,404 Total                                100%
   Inc.                       56       482 Westfield Group          294,673     3,261 ------------------------------------------
Nomura Real Estate                                                          --------- + % of total investments as of March 31,
   Office Fund, Inc.          63       354                                     11,070 2010
                                                                            --------- ------------------------------------------
                                           SPECIALIZED REITS--1.0%
                                           Big Yellow Group plc(2)   56,361       291
                                           ------------------------------------------
                                           TOTAL COMMON STOCKS
                                           (IDENTIFIED COST $23,832)           27,917
                                           ------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                          Level 2 -     Level 3 -
                              Total Value    Level 1 -   Significant    Significant
                                  at           Quoted     Observable   Unobservable
                            March 31, 2010     Prices      Inputs         Inputs
                            --------------   ---------   -----------   ------------
Equity Securities:
   Common Stocks                $27,917       $27,917        $--           $ 0++
   Warrants                           5            --          5            --
   Short-Term Investments           339           339         --            --
                                -------       -------        ---           ---
Total Investments               $28,261       $28,256        $ 5           $ 0
                                =======       =======        ===           ===

++   Level 3 Common Stock valued at zero at the beginning and end of the period.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 30

                                                     VIRTUS MARKET NEUTRAL FUND
                                         SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                        --------- ---------                        --------- ---------
COMMON STOCKS--95.4%                       ENERGY--5.0%                               HEALTH CARE--CONTINUED
                                           Anadarko Petroleum                         King Pharmaceuticals,
CONSUMER DISCRETIONARY--21.4%                 Corp.(10)               4,090 $     298    Inc.(2)(10)            55,340 $     651
Abercrombie & Fitch                        Cameron International                      Lincare Holdings,
   Co. Class A(10)        35,490 $   1,620    Corp.(2)               13,040       559    Inc.(2)                 4,380       197
AnnTaylor Stores                           Concho Resources,                          MAP Pharmaceuticals,
   Corp.(2)(10)           39,330       814    Inc.(2)(10)            15,550       783    Inc.(2)(10)             9,030       144
Autoliv, Inc.(2)(10)      17,770       916 Dockwise Ltd.(2)           8,850       215 Mednax, Inc.(2)(10)        2,640       154
Central European Media                     Ensco International                        Merck & Co., Inc.(10)      4,570       171
   Enterprises Ltd.(2)    16,810       493    plc Sponsored ADR      14,210       636 Myriad Genetics,
Denway Motors Ltd.     1,202,000       639 EOG Resources, Inc.        2,580       240    Inc.(2)                 5,770       139
Dick's Sporting Goods,                     Halliburton Co.(10)        7,280       219 Omnicare, Inc.             7,450       211
   Inc.(2)                16,300       426 LUKOIL OAO Sponsored                       Omnicell, Inc.(2)         43,410       609
Drew Industries,                              ADR(10)                 5,980       339 PerkinElmer, Inc.(10)      2,390        57
   Inc.(2)(10)            16,890       372 Newfield Exploration                       Pfizer, Inc.(10)          11,040       189
Electrolux AB Series B    40,700       930    Co.(2)                  2,910       152 Pharmasset, Inc.(2)        5,220       140
Esprit Holdings Ltd.      34,300       271 Occidental Petroleum                       Salix Pharmaceuticals
Ethan Allen Interiors,                        Corp.(10)               3,310       280    Ltd.(2)(10)             9,670       360
   Inc.(10)               24,630       508 Southwestern Energy                        Sanofi-Aventis SA          8,270       617
Foschini Ltd.                                 Co.(2)                  8,870       361 Thermo Fisher
   Sponsored ADR(10)      16,120       294 Suncor Energy, Inc.        9,250       301    Scientific,
Home Depot, Inc.                           Yanzhou Coal Mining                           Inc.(2)(10)             4,730       243
   (The)(10)              36,820     1,191    Co., Ltd.                               United Therapeutics
Johnson Controls, Inc.    10,180       336    Sponsored ADR(10)      15,390       371    Corp.(2)(10)            1,270        70
LVMH Moet Hennessy                                                          --------- Universal Health
   Louis Vuitton S.A.      7,170       838                                      4,754    Services, Inc.
Macy's, Inc.              22,490       490                                  ---------    Class B(10)            23,320       818
Newell Rubbermaid,                                                                    Vertex
   Inc.(10)               42,730       650 FINANCIALS--7.1%                              Pharmaceuticals,
News Corp. Class A(10)    77,700     1,120 Arch Capital Group                            Inc.(2)(10)             3,470       142
Nordstrom, Inc.(10)       14,280       583    Ltd.(2)(10)             7,250       553 Warner Chilcott plc(2)     9,340       239
OfficeMax, Inc.(2)(10)    62,870     1,032 City National                              WellPoint, Inc.(2)         1,510        97
Saks, Inc.(2)(10)         60,680       522    Corp.(10)              17,060       921 Zimmer Holdings,
Sodexo                     4,550       272 Fidelity National                             Inc.(2)(10)             4,350       258
Stanley Black &                               Financial, Inc.                                                          ---------
   Decker, Inc.(10)       11,700       672    Class A(10)            51,050       757                                     12,096
Staples, Inc.(10)         36,060       843 First American                                                              ---------
Target Corp.(10)          18,820       990    Corp.(10)              23,020       779
Thomas Cook Group plc    129,740       531 First Midwest Bancorp,                     INDUSTRIALS--12.1%
Tiffany & Co.             10,450       496    Inc.                   27,700       375 Alberts Industries NV      5,744        92
Timberland Co. (The)                       Huntington Bancshares,                     Actuant Corp.
   Class A(2)(10)         32,730       698    Inc.                  141,150       758    Class A(10)            45,450       889
Wet Seal, Inc. (The)                       Investment Technology                      Altra Holdings,
   Class A(2)            160,140       762    Group, Inc.(2)(10)     31,086       519    Inc.(2)(10)            66,174       909
Williams-Sonoma,                           MFA Financial,                             BAE Systems plc           88,238       497
   Inc.(10)               43,068     1,132    Inc.(10)               53,010       390 FedEx Corp.(10)            5,400       504
                                 --------- Muenchener                                 Finmeccanica SpA          46,510       621
                                    20,441    Rueckversicherungs-                     FTI Consulting,
                                 ---------    Gesellschaft AG                            Inc.(2)                12,420       488
                                              Registered Shares       2,600       422 Harbin Power Equipment
CONSUMER STAPLES--11.9%                    National Penn                                 Co., Ltd.             444,000       367
BJ's Wholesale Club,                          Bancshares,                             Hino Motors Ltd.         117,000       494
   Inc.(2)(10)            21,640       800    Inc.(10)               49,610       342 Hutchison Whampoa Ltd.
Clorox Co. (The)(10)      15,910     1,020 Piper Jaffray                                 ADR(10)                16,500       602
Coca-Cola Enterprises,                        Cos.(2)(10)             7,700       310 IDEX Corp.(10)             7,710       255
   Inc.(10)               14,440       399 TD Ameritrade Holding                      Kennametal, Inc.(10)      29,580       832
CVS Caremark Corp.(10)    13,480       493    Corp.(2)               33,040       630 Lennox International,
Diageo plc                14,810       249                                  ---------    Inc.                    8,730       387
Energizer Holdings,                                                             6,756 McDermott
   Inc.(2)(10)             4,690       294                                  ---------    International,
Estee Lauder Cos.,                                                                       Inc.(2)(10)            14,180       382
   Inc. (The)                              HEALTH CARE--12.7%                         Navistar International
   Class A(10)             3,440       223 Alexion                                       Corp.(2)               16,100       720
Imperial Tobacco Group                        Pharmaceuticals,                        Old Dominion Freight
   plc                    16,740       511    Inc.(2)(10)             5,800       315    Line, Inc.(2)(10)      15,920       532
Kao Corp.                 19,000       482 Amedisys, Inc.(2)(10)     11,050       610 Schneider Electric SA      4,220       495
Kirin Brewery Co.,                         AmerisourceBergen                          Snap-On, Inc.(10)          5,360       232
   Ltd.                   30,000       443    Corp.(10)               7,130       206 Steelcase, Inc.
Kraft Foods, Inc.                          Amgen, Inc.(2)(10)         3,210       192    Class A(10)            68,530       443
   Class A                11,260       340 Amylin                                     Teledyne Technologies,
Kroger Co. (The)(10)      35,370       766    Pharmaceuticals,                           Inc.(2)(10)             4,727       195
Metro AG                  12,150       721    Inc.(2)                 6,020       135 Timken Co. (The)(10)      25,760       773
Molson Coors Brewing                       Celgene Corp.(2)(10)       2,700       167 TNT N.V.                  17,690       507
   Co. Class B             6,990       294 CIGNA Corp.(10)            3,920       143 Tyco International
Nestle S.A. Registered                     Cooper Companies, Inc.    16,900       657    Ltd.(10)                9,640       369
   Shares                 15,500       794 Covidien plc(10)          19,700       991                                  ---------
PepsiCo, Inc.(10)         20,840     1,379 Dendreon Corp.(2)          8,430       307                                     11,585
Philip Morris                              Emergency Medical                                                           ---------
   International,                             Services Corp.
   Inc.(10)                7,900       412    Class A(2)(10)          1,380        78 INFORMATION TECHNOLOGY--15.6%
Unilever N.V.             19,220       581 Emergent Biosolutions,                     Akamai Technologies,
Whole Foods Market,                           Inc.(2)(10)            29,090       488    Inc.(2)                 9,210       289
   Inc.(2)(10)            31,422     1,136 Express Scripts,                           Amphenol Corp.
                                 ---------    Inc.(2)                 1,910       194    Class A(10)            11,300       477
                                    11,337 Genzyme Corp.(2)           3,640       189 AOL, Inc.(2)(10)          11,267       285
                                 --------- Hologic, Inc.(2)          27,240       505
                                           Hospira, Inc.(2)(10)      12,870       729
                                           Human Genome Sciences,
                                              Inc.(2)(10)             7,250       219
                                           Incyte Corp., Ltd.(2)     17,260       241
                                           InterMune, Inc.(2)         5,030       224

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 31

                                                     VIRTUS MARKET NEUTRAL FUND
                                   SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE                               SHARES    VALUE
                       --------- ---------                        --------- ---------                           --------- ---------
INFORMATION TECHNOLOGY--CONTINUED          UTILITIES--3.0%                              CONSUMER DISCRETIONARY--CONTINUED
AU Optronics Corp.                         Ameren Corp.              24,680 $    643    O'Reilly Automotive,
   Sponsored ADR          36,560 $     414 Companhia Paranaense                            Inc.                  (22,770)$    (950)
Broadcom Corp.                                de Energia                                Panera Bread Co.
   Class A(10)            14,020       465    Sponsored ADR(10)      16,460      337       Class A               (16,740)   (1,280)
Cybersource                                Great Plains Energy,                         Penney (J.C.) Co.,
   Corp.(2)(10)            2,610        46    Inc.(10)               39,970      742       Inc.                  (40,070)   (1,289)
Dolby Laboratories,                        PNM Resources,                               Polo Ralph Lauren
   Inc. Class A(2)         5,240       307    Inc.(10)               51,370      644       Corp.                  (7,850)     (668)
EMC Corp.(2)              53,680       968 Portland General                             Ross Stores, Inc.        (18,680)     (999)
Emulex Corp.(2)(10)       33,740       448    Electric Co.(10)       25,780      498    Starwood Hotels &
Equinix, Inc.(2)(10)       5,620       547                                  --------       Resorts Worldwide,
Fujitsu Ltd.             112,570       737                                     2,864       Inc.                  (17,500)     (816)
Google, Inc.                               -----------------------------------------    Thor Industries, Inc.    (27,880)     (842)
   Class A(2)              1,000       567 TOTAL COMMON STOCKS                          Tim Hortons, Inc.        (20,560)     (670)
Hewlett-Packard                            (IDENTIFIED COST $74,289)          91,121    Urban Outfitters, Inc.   (32,790)   (1,247)
   Co.(10)                 5,700       303 -----------------------------------------    Woolworths Holdings
Hitachi Ltd.(2)          131,000       489                                                 Ltd. GDR              (10,650)     (327)
Informatica                                TOTAL LONG-TERM INVESTMENTS--95.4%                                            ---------
   Corp.(2)(10)           27,200       731 (IDENTIFIED COST $74,289)          91,121                                       (20,273)
LSI Corp.(2)(10)          37,560       230 -----------------------------------------                                     ---------
Maxim Integrated
   Products, Inc.(10)     29,860       579 SHORT-TERM INVESTMENTS--2.8%                 CONSUMER STAPLES--(12.4)%
Motorola, Inc.(2)(10)    133,990       941 MONEY MARKET MUTUAL FUNDS--2.8%              Asahi Breweries Ltd.     (25,800)     (484)
Oracle Corp.              26,630       684 BlackRock Liquidity                          Avon Products, Inc.      (22,880)     (775)
QUALCOMM, Inc.             5,110       215    Funds                                     Brown-Forman Corp.
Quest Software,                               TempFund                                     Class B                (8,515)     (506)
   Inc.(2)(10)            18,250       325    Portfolio -                               Carrefour SA             (14,470)     (697)
Research In Motion                            Institutional                             Coca-Cola Co. (The)       (8,620)     (474)
   Ltd.(2)(10)            15,230     1,126    Shares                                    Constellation Brands,
Rovi Corp.(2)(10)         15,110       561    (seven-day                                   Inc. Class A          (31,690)     (521)
Siliconware Precision                         effective                                 Flowers Foods, Inc.      (65,040)   (1,609)
   Industries Co.                             yield 0.119%)       2,665,149    2,665    General Mills, Inc.       (6,230)     (441)
   Sponsored ADR          72,000       433 -----------------------------------------    Green Mountain Coffee,
Sybase, Inc.(2)(10)       28,020     1,306                                                 Inc.                  (15,890)   (1,539)
Synopsys, Inc.(2)         19,690       441 TOTAL SHORT-TERM INVESTMENTS                 Hain Celestial Group,
Teradata Corp.(2)(10)     11,643       336 (IDENTIFIED COST $2,665)            2,665       Inc. (The)            (36,310)     (630)
Tyco Electronics                           -----------------------------------------    Heinz (H.J.) Co.         (10,610)     (484)
   Ltd.(10)               22,970       631                                              Hormel Foods Corp.       (10,920)     (459)
                                 --------- TOTAL INVESTMENTS--98.2%                     L'Oreal SA                (6,250)     (657)
                                    14,881 (IDENTIFIED COST $76,954)          93,786(1) Lindt & Spruengli AG        (310)     (734)
                                 --------- SECURITIES SOLD SHORT--(96.5)%               Pernod-Ricard SA          (7,497)     (637)
                                           (PROCEEDS ($83,170))              (92,181)   SABMiller plc             (8,570)     (251)
MATERIALS--3.5%                            Other assets and                             Shiseido Co., Ltd.       (21,100)     (458)
Atlas Iron Ltd.(2)       134,240       302    liabilities, net--98.3%         93,910    Smucker (J.M.)
Impala Platinum                                                            ---------       Co. (The)              (7,636)     (460)
   Holdings Ltd.                           NET ASSETS--100.0%                 95,515                                     ---------
   Sponsored ADR(10)      10,800       315                                 =========                                       (11,816)
Kaneka Corp.              66,000       428                                                                               ---------
Packaging Corp. of                         SECURITIES SOLD SHORT--96.5%
   America(10)            42,940     1,057                                              ENERGY--(4.9)%
Pactiv Corp.(2)           28,770       724 COMMON STOCKS SOLD SHORT--(96.5)%            AMEC plc                 (39,950)     (484)
Steel Dynamics, Inc.      14,390       251                                              Baker Hughes, Inc.       (20,330)     (952)
Tokyo Ohka Kogyo Co.,                      CONSUMER DISCRETIONARY--(21.2)%              Berry Petroleum Co.
   Ltd.                   17,090       318 Advance Auto Parts,                             Class A               (22,410)     (631)
                                 ---------    Inc.                  (22,310)    (935)   Cenovus Energy, Inc.     (10,980)     (288)
                                     3,395 Compass Group plc        (35,370)    (282)   Comstock Resources,
                                 --------- Crew (J.) Group, Inc.    (20,880)    (958)      Inc.                   (4,600)     (146)
                                           Dongfeng Motor Group                         Devon Energy Corp.        (3,680)     (237)
TELECOMMUNICATION SERVICES--3.1%              Co., Ltd.            (462,000)    (751)   Exxon Mobil Corp.         (3,550)     (238)
AT&T, Inc.                12,730       329 DreamWorks Animation                         Goodrich Petroleum
Frontier                                      SKG, Inc. Class A     (14,060)    (554)      Corp.                 (20,790)     (325)
   Communications                          Family Dollar Stores,                        Oceaneering
   Corp.                 104,360       776    Inc.                  (39,190)  (1,435)      International, Inc.   (13,070)     (830)
Leap Wireless                              Garmin Ltd.              (17,010)    (655)   PetroChina Co.,
   International,                          Genuine Parts Co.        (17,040)    (720)      Ltd. ADR               (2,820)     (331)
   Inc.(2)(10)            15,100       247 Grupo Televisa SA                            Range Resources Corp.     (5,100)     (239)
MTN Group Ltd.                                Sponsored ADR         (24,420)    (513)                                    ---------
   Sponsored ADR          29,420       455 Hermes International      (4,190)    (582)                                       (4,701)
Tele Norte Leste                           Husqvarna AB            (107,260)    (780)                                    ---------
   Participacoes SA ADR   24,820       438 Intercontinental
Telefonica Moviles                            Hotels Group plc      (55,240)    (865)   FINANCIALS--(7.8)%
   S.A.(6)(8)(10)          1,400         0 Li & Fung Ltd.           (60,000)    (295)   BB&T Corp.               (14,900)     (483)
Turkcell Iletisim                          LKQ Corp.                (42,729)    (867)   FirstMerit Corp.         (18,150)     (391)
   Hizmetleri A.S. ADR    18,020       271 Lululemon Athletica,                         Hannover
Vivo Participacoes                            Inc.                  (23,920)    (993)      Rueckversicherung
   SA ADR(10)             18,290       496                                                 AG Registered
                                 ---------                                                 Shares                 (8,480)     (419)
                                     3,012                                              MSCI, Inc. Class A       (31,210)   (1,127)
                                 ---------                                              People's United
                                                                                           Financial, Inc.       (60,930)     (953)

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                 See Notes to Financial Statements


                                                                 32

                                                     VIRTUS MARKET NEUTRAL FUND
                                    SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE                             SHARES    VALUE
                       --------- ---------                        --------- ---------                         --------- ---------
FINANCIALS--CONTINUED                      INFORMATION TECHNOLOGY--(13.4)%             UTILITIES--(3.0)%
Prosperity Bancshares,                     Adobe Systems, Inc.     (17,920) $    (634) Consolidated Edison,
   Inc.                 (38,200) $ (1,566) Advanced Semiconductor                         Inc.                 (15,000) $   (668)
Trustmark Corp.         (13,540)     (331)    Engineering, Inc.                        Dominion Resources,
Valley National                               ADR                 (105,950)      (480)    Inc.                 (17,040)     (700)
   Bancorp              (53,760)     (826) Amdocs Ltd.              (7,190)      (217) FPL Group, Inc.          (9,350)     (452)
Westamerica Bancorp     (23,080)   (1,330) ANSYS, Inc.              (9,950)      (429) Huaneng Power
                                 --------  Automatic Data                                 International, Inc.
                                   (7,426)    Processing, Inc.      (4,870)      (217)    Sponsored ADR         (4,890)     (114)
                                 --------  Corning, Inc.           (34,150)      (690) OGE Energy Corp.        (18,230)     (710)
                                           Intel Corp.             (28,040)      (624) Tractebel Energia SA
HEALTH CARE--(13.0)%                       LG Display Co., Ltd.                           Sponsored ADR        (18,960)     (211)
AMAG Pharmaceuticals,                         ADR                  (24,970)      (442)                                 ---------
   Inc.                  (6,070)     (212) Linear Technology                                                              (2,855)
AstraZeneca plc                               Corp.                (21,250)      (601) -----------------------------------------
   Sponsored ADR        (25,290)   (1,131) McAfee, Inc.            (14,230)      (571) TOTAL COMMON STOCKS SOLD SHORT--(96.5)%
Auxilium                                   National Semiconductor                      (PROCEEDS ($83,170))              (92,181)
   Pharmaceuticals,                           Corp.                (38,770)      (560) -----------------------------------------
   Inc.                  (9,230)     (288) Nintendo Co., Ltd.       (1,500)      (502) TOTAL SECURITIES SOLD SHORT--(96.5)%
Bard (C.R.), Inc.        (6,420)     (556) Nokia Oyj Sponsored                         (PROCEEDS ($83,170))              (92,181)(1)
Becton, Dickinson & Co.  (5,340)     (420)    ADR                  (21,860)      (340) -----------------------------------------
CareFusion Corp.        (18,670)     (494) Palm, Inc.             (104,990)      (395)
Charles River                              QLogic Corp.            (43,160)      (876) ABBREVIATION:
   Laboratories                            Salesforce.com, Inc.    (12,710)      (946)
   International, Inc.   (8,470)     (333) SAP AG Sponsored ADR    (25,870)    (1,246) ADR  American Depositary Receipt
Covance, Inc.           (11,100)     (681) Telefonaktiebolaget LM
Coventry Health Care,                         Ericsson Class B     (46,460)      (490) COUNTRY WEIGHTINGS - LONG as of 3/31/10+
   Inc.                 (13,040)     (322) Telefonaktiebolaget LM                      ------------------------------------------
CSL Ltd.                (14,400)     (481)    Ericsson Sponsored                       United States (includes short-term
DENTSPLY                                      ADR                 (107,320)    (1,119)    investments)                      73%
   International, Inc.   (6,810)     (237) Texas Instruments,                          Japan                                 4
Eisai Co., Ltd.         (17,350)     (619)    Inc.                 (19,830)      (485) United Kingdom                        3
Eli Lilly & Co.          (8,110)     (294) Western Digital Corp.    (8,100)      (316) Canada                                2
Gen-Probe, Inc.         (20,300)   (1,015) Yahoo!, Inc.            (37,510)      (620) France                                2
Haemonetics Corp.        (8,390)     (480)                                  ---------  Sweden                                2
Healthways, Inc.        (30,000)     (482)                                    (12,800) Switzerland                           2
Intuitive Surgical,                                                         ---------  Other                                12
   Inc.                  (1,940)     (675)                                             ------------------------------------------
Invacare Corp.          (21,660)     (575) MATERIALS--(5.0)%                           Total                               100%
Landauer, Inc.          (12,050)     (786) Alcoa, Inc.             (52,440)      (747) ------------------------------------------
Lundbeck (H) A/S        (34,080)     (642) Aluminum Corp. of
Owens & Minor, Inc.      (5,270)     (245)    China Ltd. ADR       (13,100)      (337) COUNTRY WEIGHTINGS - SHORT as of 3/31/10+
ResMed, Inc.             (8,770)     (558) Anglo Platinum Ltd.                         ------------------------------------------
Techne Corp.             (8,665)     (552)    ADR                   (3,900)      (400) United States                        73%
VCA Antech, Inc.        (10,980)     (308) NewMarket Corp.          (6,960)      (717) United Kingdom                        5
                                 --------  OJI Paper Co., Ltd.     (88,980)      (390) Japan                                 4
                                  (12,386) Owens-Illinois, Inc.     (7,230)      (257) China                                 3
                                 --------  OZ Minerals Ltd.       (267,320)      (281) France                                3
                                           Sensient Technologies                       Germany                               2
INDUSTRIALS--(12.4)%                          Corp.                (35,890)    (1,043) Sweden                                2
Baldor Electric Co.     (62,630)   (2,342) Sigma-Aldrich Corp.      (2,790)      (150) Other                                 8
Cobham plc             (120,640)     (471) Toray Industries, Inc.  (80,370)      (469) ------------------------------------------
Donaldson Co., Inc.     (22,220)   (1,003)                                  ---------  Total                               100%
Dongfang Electric                                                              (4,791) ------------------------------------------
   Corp., Ltd.          (73,600)     (419)                                  ---------  + % of total investments as of March 31,
First Solar, Inc.        (8,133)     (998)                                             2010
GATX Corp.              (29,290)     (839) TELECOMMUNICATION SERVICES--(3.4)%          ------------------------------------------
Hitachi Construction                       China Mobile Ltd.
   Machinery Co., Ltd.  (18,000)     (425)    Sponsored ADR        (11,240)      (541)
Hunt (J.B.) Transport                      General Communication,
   Services, Inc.       (23,850)     (856)    Inc. Class A         (52,400)      (302)
Legrand SA              (15,050)     (475) Indosat Tbk PT ADR      (14,740)      (449)
Regal-Beloit Corp.      (12,280)     (730) Mobile TeleSystems
Rolls-Royce Group plc   (84,346)     (762)    OJSC Sponsored ADR    (5,520)      (306)
Stericycle, Inc.         (4,080)     (222) Telefonos de Mexico
Trinity Industries,                           S.A.B. de C.V. ADR
   Inc.                 (52,120)   (1,040)    Series L ADR         (37,150)      (580)
Wabtec Corp.            (22,420)     (944) tw telecom, Inc.        (40,360)      (733)
Watsco, Inc.             (6,380)     (363) Verizon
                                 --------     Communications,
                                  (11,889)    Inc.                 (10,740)      (333)
                                 --------                                   ---------
                                                                               (3,244)
                                                                            ---------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 33

                                                     VIRTUS MARKET NEUTRAL FUND
                                    SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                             Level 3 -
                                Total Value    Level 1 -    Significant
                                    at           Quoted    Unobservable
ASSETS TABLE                  March 31, 2010     Prices       Inputs
                              --------------   ---------   ------------
Equity Securities:
   Common Stocks                 $ 91,121       $ 91,121       $--(1)
   Short-Term Investments           2,665          2,665        --
                                 --------       --------       ---
Total Investments                $ 93,786       $ 93,786       $--(1)
                                 ========       ========       ===

LIABILITIES TABLE
Equity Securities:
   Common Stocks Sold Short      $(92,181)      $(92,181)      $--
                                 --------       --------       ---
Total Liabilities                $(92,181)      $(92,181)      $--
                                 ========       ========       ===

There are no Level 2 (significant observable inputs) priced securities.

(1)  Level 3 Common Stocks have a beginning and ending value of $0.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                 See Notes to Financial Statements


                                                                 34

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

(reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
MUNICIPAL BONDS--0.3%                      Republic of                                NON-AGENCY--CONTINUED
                                              Poland                                  GS Mortgage Securities
MICHIGAN--0.1%                                Series 0414,                               Corp. II
Tobacco                                       5.750%,                                    07-GG10, A4
   Settlement                                    4/25/14          2,300 PLN $     828    5.805%, 8/10/45 (3)   $   915 $      848
   Finance                                    6.375%,                                 JPMorgan Chase
   Authority                                     7/15/19     $      285           312    Commercial
   Taxable Series                          Republic of South                             Mortgage Securities
   06-A,                                      Africa                                     Corp.
   7.309%, 6/1/34 $      165     $     132    Series R-201                               05-LDP5, AM
                                 ---------    8.750%,                                    5.222%, 12/15/44(3)       950        886
SOUTH DAKOTA--0.1%                               12/21/14        10,535 ZAR     1,487    06-LDP7, A4
Educational                                Republic of                                   5.875%, 4/15/45(3)      1,000      1,032
   Enhancement                                Turkey                                     06-LDP9, A3
   Funding Corp.                              0.000%, 2/2/11      1,860 TRY     1,149    5.336%, 5/15/47           700        683
   Taxable                                    6.750%,                                    07-LD12, A4
   Series 02-A,                                  5/30/40            750           741    5.882%, 2/15/51(3)        750        733
   6.720%, 6/1/25        218           192 Republic of                                Lehman Brothers - UBS
                                 ---------    Ukraine                                    Commercial Mortgage
VIRGINIA--0.1%                                RegS 7.650%,                               Trust
Tobacco                                          6/11/13(5)         500           511    07-C2, A3
   Settlement                                 RegS 6.580%,                               5.430%, 2/15/40         1,100      1,059
   Financing                                     11/21/16(5)        360           347    07-C2, H 144A
   Corp.                                      144A 6.580%,                               5.990%, 2/15/40(3)(4)     850         92
   Taxable Series                                11/21/16(4)        250           239    05-C3, AM
   07-A1,                                  Russian                                       4.794%, 7/15/40           350        323
   6.706%, 6/1/46        345           251    Federation                                 07-C6, A4
------------------------------------------    RegS                                       5.858%, 7/15/40(3)        700        688
TOTAL MUNICIPAL BONDS                         7.500%,                                    07-C7, A3
(IDENTIFIED COST $695)                 575       3/31/30                                 5.866%, 9/15/45(3)        600        591
------------------------------------------       (3)(5)             138           159 Lehman Brothers
FOREIGN GOVERNMENT SECURITIES--13.1%       ------------------------------------------    Commercial Conduit
Bolivarian                                 TOTAL FOREIGN GOVERNMENT SECURITIES           Mortgage Trust
   Republic of                             (IDENTIFIED COST $24,759)           27,846    07-C3, A4
   Venezuela                               ------------------------------------------    5.950%, 7/15/44 (3)       500        483
   8.500%,                                 MORTGAGE-BACKED SECURITIES--12.5%          Merrill Lynch Mortgage
      10/8/14          1,210         1,059                                               Trust 06-C1, AM
   9.250%,                                 AGENCY--0.6%                                  5.656%, 5/12/39 (3)       715        620
      9/15/27          1,035           815 FNMA 4.500%, 2/1/40    1,245         1,249 Merrill
   9.375%,                                                                  ---------    Lynch-Countrywide
      1/13/34            950           701 NON-AGENCY--11.9%                             Commercial Mortgage
Commonwealth of                            American Tower                                Trust 06-4, A3
   Australia                                  Trust                                      5.172%, 12/12/49 (3)      650        629
   Series 121,                                07-1A, C 144A                           Morgan Stanley Capital I
   5.250%,                                    5.615%,                                    05-HQ5, A3
      8/15/10          2,897 AUD     2,667       4/15/37 (4)        750           789    5.007%, 1/14/42           200        206
Commonwealth of                            Bear Stearns                                  06-IQ12, A4
   Canada                                     Commercial                                 5.332%, 12/15/43        1,300      1,307
   2.750%,                                    Mortgage                                   07-IQ14, A4
      12/1/10          2,339 CND     2,335    Securities                                 5.692%, 4/15/49(3)        820        752
Commonwealth of                               06-PW12, A4                             Residential Accredit
   New Zealand                                5.719%,                                    Loans, Inc.
   Series 1111,                                  9/11/38(3)         790           825    02-QS12, B1
   6.000%,                                    06-PW14, A4                                6.250%, 9/25/32           329         62
      11/15/11         1,173 NZD       862    5.201%,                                 Salomon Brothers
Federative                                       12/11/38           350           350    Mortgage Securities
   Republic of                                05-PW10, A4                                VII, Inc. 01-C1, D
   Brazil                                     5.405%,                                    6.831%, 12/18/35 (3)      650        639
   12.500%,                                      12/11/40(3)        950           973 Timberstar Trust 06-1A,
      1/5/16             815 BRL       524    05-T20, A4A                                C 144A
   12.500%,                                   5.150%,                                    5.884%, 10/15/36 (4)    1,000        990
      1/5/22           1,125 BRL       742       10/12/42(3)        600           620 Wachovia Bank Commercial
   10.250%,                                   07-PW18, A4                                Mortgage Trust
      1/10/28          2,895 BRL     1,652    5.700%,                                    04-C12, A4
Kingdom of Norway                                6/11/50            750           724    5.239%, 7/15/41(3)        450        463
   6.000%,                                    07-PW18, AM                                07-C30, A5
      5/16/11          6,580 NOK     1,152    6.084%,                                    5.342%, 12/15/43          410        356
   5.000%,                                       6/11/50(3)         725           623    06-C29, A4
      5/15/15          1,645 NOK       301 Citigroup-                                    5.308%, 11/15/48        1,000        993
Kingdom of Sweden                             Deutsche Bank                              07-C33, A4
   Series 1045,                               Commercial                                 5.902%, 2/15/51(3)        550        513
   5.250%,                                    Mortgage Trust
      3/15/11          2,800 SEK       405    05-CD1, AM
Republic of                                   5.225%,
   Argentina                                     7/15/44            610           553
   PIK Interest                               07-CD4, A4
   Capitalization                             5.322%,
   8.280%,                                       12/11/49           475           460
      12/31/33         4,467         3,372 Credit Suisse
   Series GDP                                 First Boston
   3.169%,                                    Mortgage
      12/15/35(3)      3,200           256    Securities
Republic of                                   Corp.
   Colombia                                   04-C5, A3
   12.000%,                                   4.499%,
      10/22/15       925,000 COP       588       11/15/37           825           835
Republic of                                Credit Suisse
   Indonesia                                  Mortgage
   Series FR-23,                              Capital
   11.000%,                                   Certificates
      12/15/12     6,200,000 IDR       737       06-C1, A3
   Series FR-30,                              5.549%,
   10.750%,                                      2/15/39 (3)        650           674
      5/15/16      7,000,000 IDR       856 GE Capital
   RegS                                       Commercial
   6.625%,                                    Mortgage
      2/17/37(5)         765           783    Corp.
Republic of Korea                             03-C1, C
   Series 1112,                               4.975%,
   4.750%,                                       1/10/38 (3)        595           592
      12/10/11     1,902,500 KRW     1,719 GMAC Commercial
Republic of                                   Mortgage
   Lithuania 144A                             Securities,
   7.375%,                                    Inc. 04-C2, A3
      2/11/20 (4)        500           547    5.134%,
                                                 8/10/38            450           461
                                           Greenwich Capital
                                              Commercial
                                              Funding Corp.
                                              04-GG1, A7
                                              5.317%,
                                                 6/10/36 (3)        550           578



            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 35

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
NON-AGENCY--CONTINUED                      CONSUMER DISCRETIONARY--CONTINUED          CONSUMER STAPLES--2.2%
Washington Mutual                          Ford Motor Credit Co.                      BFF International Ltd.
   Mortgage Pass Through                      LLC                                        144A
   Certificates                               8.000%, 6/1/14        $   400 $     421    7.250%, 1/28/20 (4)   $   150 $      153
   05-AR10, 1A2                            Garda World Security                       Bunge Limited Finance
   4.791%, 9/25/35       $   550 $     455    Corp. 144A                                 Corp.
Wells Fargo                                   9.750%, 3/15/17 (4)       450       463    8.500%, 6/15/19           250        291
   Mortgage-Backed                         Harrah's Operating Co.,                    Constellation Brands,
   Securities Trust                           Inc.                                       Inc.
   06-AR10, 5A3                               11.250%, 6/1/17           425       460    8.375%, 12/15/14          165        179
   5.497%, 7/25/36 (3)       844       668 Hyatt Hotels Corp. 144A                    Great Atlantic & Pacific
                                 ---------    5.750%, 8/15/15 (4)       100       102    Tea Co. 144A
                                    25,128 International Game                            11.375%, 8/1/15 (4)       250        247
------------------------------------------    Technology                              Reynolds American, Inc.
TOTAL MORTGAGE-BACKED SECURITIES              7.500%, 6/15/19           580       657    7.300%, 7/15/15           500        551
(IDENTIFIED COST $24,942)           26,377 Landry's Restaurants,                         7.625%, 6/1/16            375        421
------------------------------------------    Inc. 144A                               Smithfield Foods, Inc.
ASSET-BACKED SECURITIES--1.9%                 11.625%, 12/1/15 (4)      334       361    144A
Bombardier Capital                         Libbey Glass, Inc. 144A                       10.000%, 7/15/14 (4)      600        672
   Mortgage                                   10.000%, 2/15/15 (4)       50        53 Tyson Foods, Inc.
   Securitization Corp.                    McJunkin Red Man Corp.                        7.850%, 4/1/16            650        702
   99-A, A3                                   144A                                    UST, Inc.
   5.980%, 1/15/18           746       643    9.500%, 12/15/16 (4)      360       369    5.750%, 3/1/18            500        494
Carmax Auto Owner Trust                    Mediacom LLC/Mediacom                      Yankee Acquisition Corp.
   07-2, B                                    Capital Corp. 144A                         Series B, 8.500%,
   5.370%, 3/15/13           350       362    9.125%, 8/15/19 (4)       750       777       2/15/15                400        414
Conseco Finance                            MGM MIRAGE                                    Series B, 9.750%,
   Securitizations                            7.625%, 1/15/17           400       335       2/15/17                535        555
   Corp. 01-3, A4                             144A 11.125%,                                                            ----------
   6.910%, 5/1/33            700       682    11/15/17(4)               225       254                                       4,679
Dunkin Securitization                      Mobile Mini, Inc.                                                           ----------
   06-1, M1 144A                              6.875%, 5/1/15            350       328 ENERGY--6.3%
   8.285%, 6/20/31 (4)       690       621 NCL Corp., Ltd. 144A                       Adaro Indonesia PT 144A
FMAC Loan Receivables                         11.750%, 11/15/16 (4)     500       546    7.625%, 10/22/19 (4)      435        454
   Trust 98-CA, A2 144A                    Nebraska Book Co., Inc.                    Antero Resources Finance
   6.660%, 9/15/20 (4)        17        17    10.000%, 12/1/11          500       519    Corp. 144A
Harley-Davidson                            Pokagon Gaming Authority                      9.375%, 12/1/17 (4)       250        259
   Motorcycle                                 144A                                    Coffeyville Resources
   Trust 07-2, C                              10.375%, 6/15/14 (4)      117       123    LLC 144A
   5.410%, 8/15/15           565       590 QVC, Inc. 144A                                10.875%, 4/1/17 (4)       675        673
IHOP Franchising LLC                          7.500%, 10/1/19 (4)       520       533 Denbury Resources, Inc.
   07-3A 144A                              River Rock Entertainment                      7.500%, 12/15/15          510        523
   7.059%, 12/20/37 (4)      800       764    Authority (The)                         Expro Finance Luxembourg
IndyMac Manufactured                          9.750%, 11/1/11           250       232    SCA 144A
   Housing Contract                        Royal Caribbean Cruises                       8.500%, 12/15/16 (4)      750        761
   98-1, A3                                   Ltd.                                    Gazprom International SA
   6.370%, 9/25/28           550       379    6.875%, 12/1/13         1,250     1,269    144A
------------------------------------------ Scientific Games Corp.                        7.201%, 2/1/20 (4)        638        678
TOTAL ASSET-BACKED SECURITIES                 144A                                    Gazprom OAO (Gaz Capital
(IDENTIFIED COST $4,215)             4,058    7.875%, 6/15/16 (4)        55        56    SA)
------------------------------------------ Scientific Games                              144A 6.212%,
CORPORATE BONDS--56.3%                        International, Inc.                           11/22/16(4)            935        963
                                              9.250%, 6/15/19           170       181    144A 8.146%,
CONSUMER DISCRETIONARY--6.5%               Seminole Hard Rock                               4/11/18(4)             100        113
Affinia Group, Inc. 144A                      Entertainment,                             144A 6.510%,
   10.750%, 8/15/16 (4)      240       263    Inc./Seminole Hard                            3/7/22(4)              315        313
American Axle &                               Rock International                      Helix Energy Solutions
   Manufacturing                              LLC 144A                                   Group, Inc. 144A
   Holdings, Inc. 144A                        2.757%,                                    9.500%, 1/15/16 (4)       200        207
   9.250%, 1/15/17 (4)       350       375    3/15/14 (3)(4)             75        67 Hercules Offshore, Inc.
Ameristar Casinos, Inc.                    Seneca Gaming Corp.                           144A
   9.250%, 6/1/14             60        63    Series B                                   10.500%, 10/15/17 (4)     225        226
Arcos Dorados B.V. 144A                       7.250%, 5/1/12             19        19 Holly Corp. 144A
   7.500%, 10/1/19 (4)       375       388 Starwood Hotels &                             9.875%, 6/15/17 (4)        88         91
Blockbuster, Inc. 144A                        Resorts Worldwide,                      KazMunaiGaz Finance
   11.750%, 10/1/14 (4)      759       564    Inc.                                       Sub BV 144A
DigitalGlobe, Inc. 144A                       7.150%, 12/1/19           275       280    9.125%, 7/2/18 (4)        400        485
   10.500%, 5/1/14 (4)        65        70 Toys R US Property Co.,                    OPTI Canada, Inc.
DIRECTV Holdings LLC/                         LLC 144A                                   7.875%, 12/15/14          600        564
DIRECTV Financing Co.,                        8.500%, 12/1/17 (4)       600       626 Petrohawk Energy Corp.
   Inc.                                    TRW Automotive, Inc.                          10.500%, 8/1/14           475        527
   6.375%, 6/15/15           600       623    144A                                    Petroleos de Venezuela
DuPont Fabros Technology                      8.875%, 12/1/17 (4)       140       146    SA
   LP 144A                                 Videotron Ltee                                5.250%, 4/12/17           950        587
   8.500%, 12/15/17 (4)      700       725    6.375%, 12/15/15          180       182 Petroleos Mexicanos 144A
Eastman Kodak Co.                             9.125%, 4/15/18            82        92    6.000%, 3/5/20 (4)        270        277
   7.250%, 11/15/13           72        69 Wyndham Worldwide Corp.                    Petropower I Funding
Echostar DBS Corp.                            7.375%, 3/1/20            590       599    Trust 144A
   6.625%, 10/1/14           600       606                                  ---------    7.360%, 2/15/14 (4)       457        451
                                                                               13,796
                                                                            ---------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 36

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

(reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
ENERGY--CONTINUED                          FINANCIALS--CONTINUED                      FINANCIALS--CONTINUED
Pioneer Drilling Co.                       Bear Stearns Cos., Inc.                    Host Hotels & Resorts LP
   144A                                       LLC (The)                                  144A
   9.875%, 3/15/18 (4)   $   110 $     109    7.250%, 2/1/18        $   700 $     809    9.000%, 5/15/17 (4) $  125    $      136
Pioneer Natural                            Blackstone Holdings                        Hyundai Capital
   Resources Co.                              Finance Co. LLC 144A                       Services, Inc. 144A
   7.500%, 1/15/20           575       594    6.625%, 8/15/19 (4)       385       387    6.000%, 5/5/15 (4)     325           341
Pride International,                       Brandywine Operating                       ICICI Bank Ltd. 144A
   Inc.                                       Partnership LP                             6.375%,
   8.500%, 6/15/19           330       373    7.500%, 5/15/15           500       538    4/30/22 (3)(4)         375           353
SEACOR Holdings, Inc.                      Capital One Capital VI                     International Lease
   7.375%, 10/1/19           600       618    8.875%, 5/15/40         1,000     1,090    Finance Corp.
Swift Energy Co.                           Cemex Finance LLC 144A                        4.750%, 1/13/12        600           586
   8.875%, 1/15/20           500       522    9.500%, 12/14/16 (4)      245       255    5.300%, 5/1/12         625           607
TengizChevroil Finance                     Chubb Corp.                                Jefferies Group, Inc.
   Co. S.A.R.L. 144A                          6.375%, 3/29/67(3)        680       684    8.500%, 7/15/19        500           555
   6.124%, 11/15/14 (4)      715       762 CIT Group, Inc.                            JPMorgan Chase & Co.
Tesoro Corp.                                  7.000%, 5/1/13            600       588    6.125%, 6/27/17        175           188
   6.500%, 6/1/17            480       444 Citigroup, Inc.                               6.300%, 4/23/19        350           386
Valero Energy Corp.                           5.000%, 9/15/14           365       364    Series 1,
   4.500%, 2/1/15            100       100    4.875%, 5/7/15          1,100     1,086    7.900%, 12/31/49(3)    247           263
Venoco, Inc.                               Discover Bank                              JPMorgan Chase Capital
   11.500%, 10/1/17          600       631    8.700%, 11/18/19          250       274    XXVII
Weatherford                                Equity One, Inc.                              7.000%, 11/1/39        500           510
   International Ltd.                         6.250%, 12/15/14          375       384 Kazkommerts
   9.625%, 3/1/19            318       402 Fibria Overseas Finance                       International BV
Western Refining, Inc.                        Ltd. 144A                                  RegS
   144A                                       9.250%, 10/30/19 (4)      150       172    8.500%, 4/16/13(5)     500           488
   11.250%, 6/15/17 (4)      600       543 Fifth Third Bancorp                           8.000%, 11/3/15(5)     250           236
                                 ---------    6.250%, 5/1/13            200       215 KeyBank NA
                                    13,250    4.500%, 6/1/18            800       734    5.800%, 7/1/14         250           256
                                 --------- First Niagara Financial                       4.950%, 9/15/15        500           493
FINANCIALS--24.3%                             Group, Inc.                             Kimco Realty Corp.
ABH Financial Ltd.                            6.750%, 3/19/20           500       505    6.875%, 10/1/19        550           580
   (Alfa Markets Ltd.)                     First Tennessee Bank                       Kookmin Bank 144A
   144A                                       N.A.                                       7.250%, 5/14/14 (4)    300           335
   8.200%, 6/25/12 (4)       150       159    4.625%, 5/15/13           450       438 LBG Capital No.1 plc
Abu Dhabi Commercial                          5.050%, 1/15/15           725       681    144A
   Bank 144A                               FMR LLC 144A                                  7.875%, 11/1/20 (4)    600           540
   4.750%, 10/8/14 (4)       560       541    5.350%, 11/15/21 (4)      750       722 Lincoln National Corp.
AFLAC, Inc.                                Ford Motor Credit Co.                         8.750%, 7/1/19         300           367
   8.500%, 5/15/19           300       361    LLC                                        6.050%, 4/20/67(3)     300           253
Agile Property Holdings                       7.875%, 6/15/10           385       389 Lukoil International
   Ltd. 144A                                  9.875%, 8/10/11           345       366    Finance
   10.000%, 11/14/16 (4)     240       258    7.500%, 8/1/12            100       104    BV 144A
Alfa Invest Ltd. 144A                         8.700%, 10/1/14           125       136    7.250%, 11/5/19 (4)    525           551
   9.250%, 6/24/13 (4)       350       377    8.125%, 1/15/20           650       683 Macquarie Group Ltd.
Allstate Corp.                             Genworth Financial, Inc.                      144A
   6.125%, 5/15/37(3)        680       644    5.750%, 6/15/14           500       511    7.625%, 8/13/19 (4)    500           558
American General                              6.515%, 5/22/18           700       690 MetLife, Inc.
   Finance Corp.                           Glen Meadow Pass-Through                      6.750%, 6/1/16          72            81
   5.400%, 12/1/15           750       647    Trust 144A                              Morgan Stanley
Amsouth Bank NA                               6.505%,                                    6.000%, 5/13/14        165           178
   4.850%, 4/1/13            825       806    2/12/67 (3)(4)            770       656    4.200%, 11/20/14       280           281
Assurant, Inc.                             Glencore Funding LLC                          144A 10.090%,
   5.625%, 2/15/14           345       358    144A                                       5/3/17(4)            1,000 BRL       544
Atlantic Finance Ltd.                         6.000%, 4/15/14 (4)     1,000     1,026 New Communications
   144A                                    GMAC LLC                                      Holdings, Inc. 144A
   8.750%, 5/27/14 (4)       450       473    7.250%, 3/2/11            633       647    7.875%, 4/15/15 (4)    325           336
BAC Capital Trust XI                          6.875%, 9/15/11           253       258 OJSC AK Transneft
   6.625%, 5/23/36           525       486    6.000%, 12/15/11          633       641    (TransCapitalInvest
Banco do Brasil SA 144A                    Goldman Sachs Group,                          Ltd.) 144A
   8.500%, 10/29/49 (4)      600       666    Inc. (The)                                 5.670%, 3/5/14 (4)     390           409
Banco Santander Brasil                        5.950%, 1/18/18           300       315 Petroplus Finance Ltd.
   SA 144A                                    7.500%, 2/15/19           365       417    144A
   4.500%, 4/6/15 (4)        350       349    5.375%, 3/15/20           550       545    6.750%, 5/1/14 (4)     375           339
Bank of America Corp.                      HBOs plc 144A                              Pinnacle Foods Finance
   5.420%, 3/15/17           700       692    6.750%, 5/21/18 (4)       115       106    LLC/
   Series K,                               Health Care REIT, Inc.                     Pinnacle Foods Finance
   8.000%, 12/29/49(3)       375       383    5.875%, 5/15/15         1,000     1,049    Corp. 144A
Barclays Bank plc 144A                     Hertz Corp. (The)                             9.250%, 4/1/15 (4)     175           180
   6.050%, 12/4/17 (4)       435       449    8.875%, 1/1/14            350       361 PNC Financial Services
BBVA International                            10.500%, 1/1/16           100       108    Group, Inc.
   Preferred                                                                             8.250%, 5/29/49(3)     350           362
   SA Unipersonal                                                                     PNC Funding Corp.
   5.919%, 12/31/49(3)       375       312                                               5.625%, 2/1/17         300           310
                                                                                      Principal Financial
                                                                                         Group, Inc.
                                                                                         8.875%, 5/15/19        850         1,021

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 37

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
FINANCIALS--CONTINUED                      HEALTH CARE--CONTINUED                     INFORMATION TECHNOLOGY--CONTINUED
ProLogis                                   Select Medical Corp.                       Jabil Circuit, Inc.
   7.625%, 8/15/14       $   500 $     547    7.625%, 2/1/15        $   425 $     407    8.250%, 3/15/18       $   600 $      651
   6.625%, 5/15/18           185       184 U.S. Oncology, Inc.                        National Semiconductor
   6.875%, 3/15/20           400       395    9.125%, 8/15/17           300       315    Corp
Prudential Financial,                      Valeant                                       6.600%, 6/15/17           400        435
   Inc                                        Pharmaceuticals                         Seagate Technology HDD
   8.875%, 6/15/38(3)        450       505    International 144A                         Holdings, Inc.
Realty Income Corp.                           8.375%, 6/15/16 (4)        35        37    6.375%, 10/1/11           280        291
   6.750%, 8/15/19           425       444 Viant Holdings, Inc.                       Sorenson Communications,
Regions Financial                             144A                                       Inc. 144A
   Corp                                       10.125%,                                   10.500%, 2/1/15 (4)       500        485
   7.750%, 11/10/14          200       210       7/15/17 (4)            295       295 SunGard Data Systems,
Resona Bank Ltd. 144A                                                       ---------    Inc
   5.850%,                                                                      1,976    9.125%, 8/15/13           574        591
      9/29/49 (3)(4)         750       708                                  --------- Xerox Corp.
Royal Bank of Scotland                     INDUSTRIALS--3.6%                             8.250%, 5/15/14            56         65
   Group plc                               American Airlines,                                                          ----------
   6.400%, 10/21/19          370       370    Inc. 01-1,                                                                    3,788
Royal Bank of Scotland                        6.977%, 5/23/21           714       593                                  ----------
   plc (The)                               Continental Airlines,                      MATERIALS--7.1%
   4.875%, 3/16/15           285       285    Inc. 98-1A,                             Allegheny Technologies,
Russian Agricultural                          6.648%, 9/15/17           354       355    Inc
   Bank OJSC                               Delta Air Lines, Inc.                         9.375%, 6/1/19            590        686
   (RSHB Capital SA)                          00-A1,                                  ArcelorMittal
   144A 9.000%,                               7.379%, 5/18/10           105       105    9.000%, 2/15/15           150        179
      6/11/14(4)             100       115 DRS Technologies, Inc.                        6.125%, 6/1/18            280        294
   144A 6.299%,                               6.625%, 2/1/16            500       480 Ball Corp.
      5/15/17(4)             380       394 Esco Corp. 144A                               7.125%, 9/1/16          1,475      1,575
SLM Corp.                                     8.625%,                                 Catalyst Paper Corp.
   5.450%, 4/25/11           300       305       12/15/13 (4)           600       606    7.375%, 3/1/14            750        525
   5.375%, 5/15/14           200       189 General Cable Corp.                        Celulosa Arauco
   8.450%, 6/15/18         1,050     1,062    7.125%, 4/1/17            500       498    7.250%, 7/29/19           350        376
Sovereign Bank                             General Maritime Corp.                     Commercial Metals Co.
   8.750%, 5/30/18           400       449    144A                                       7.350%, 8/15/18           730        768
SunTrust Bank                                 12.000%,                                CRH America, Inc.
   5.400%, 4/1/20            500       469       11/15/17 (4)           470       505    8.125%, 7/15/18           650        765
TNK-BP Finance SA                          Global Aviation                            Domtar Corp.
   144A 7.500%,                               Holdings Ltd. 144A                         5.375%, 12/1/13           388        397
      3/13/13(4)             325       353    14.000%,                                   7.125%, 8/15/15           322        337
   144A 7.250%,                                  8/15/13 (4)            800       817 Edgen Murray Corp. 144A
      2/2/20(4)              100       104 Marquette                                     12.250%, 1/15/15 (4)      650        612
Universal City                                Transportation Co./                     Georgia Gulf Corp. 144A
   Development                                Marquette                                  9.000%, 1/15/17 (4)       275        289
   Partners Ltd.                              Transportation                          Georgia-Pacific LLC 144A
   144A 8.875%,                               Finance Corp. 144A                         7.125%, 1/15/17 (4)       875        914
      11/15/15(4)             60        61    10.875%,                                Gerdau Holdings, Inc.
   144A 10.875%,                              1/15/17 (4)               125       128    144A
      11/15/16(4)            200       210 Moog, Inc.                                    7.000%, 1/20/20 (4)       250        264
Unum Group                                    7.250%, 6/15/18           100        98 Hexion Finance Escrow
   7.125%, 9/30/16           450       489 Noble Group Ltd. 144A                         LLC/ Hexion Escrow
UOB Cayman Ltd. 144A                          6.750%, 1/29/20 (4)       880       910    Corp. 144A
   5.796%,                                 Owens Corning, Inc.                           8.875%, 2/1/18 (4)        600        594
      12/29/49 (3)(4)        500       467    6.500%, 12/1/16           595       630 Ineos Group Holdings plc
Wachovia Bank NA                           PharmaNet Development                         144A
   5.000%, 8/15/15           250       259    Group, Inc. 144A                           8.500%, 2/15/16 (4)     1,550      1,287
WEA Finance LLC/WT                            10.875%, 4/15/17 (4)      305       305 International Paper Co.
   Finance Australia                       Smiths Group plc 144A                         9.375%, 5/15/19           508        635
   144A                                       7.200%, 5/15/19 (4)       150       169 JonhsonDiversey
   6.750%, 9/2/19 (4)      1,000     1,067 Teekay Corp.                                  Holdings, Inc.
Webster Financial                             8.500%, 1/15/20           300       315    144A 8.250%,
   Corp                                    United Rentals North                          11/15/19 (4)               50         52
   5.125%, 4/15/14           205       189    America, Inc.                           Nalco Co.
Willis North America,                         10.875%, 6/15/16          198       216    8.875%, 11/15/13          180        186
   Inc.                                    USG Corp. 144A                             Nova Chemicals Corp.
   7.000%, 9/29/19           500       524    9.750%, 8/1/14 (4)        100       106    3.649%, 11/15/13(3)     1,000        948
Woori Bank 144A                            Voto-Votorantim Ltd.                       Owens-Brockway Glass
   6.125%,                                    144A                                       Container, Inc.
      5/3/16 (3)(4)        1,000     1,019    6.750%, 4/5/21 (4)        750       744    7.375%, 5/15/16           475        501
XL Capital Ltd.                                                             --------- Plastipak Holdings, Inc.
   5.250%, 9/15/14           350       362                                      7,580    144A
Zions Bancorp                                                               ---------    8.500%, 12/15/15 (4)      500        511
   7.750%, 9/23/14           225       227 INFORMATION TECHNOLOGY--1.8%               Ryerson, Inc.
                                 --------- Broadridge Financial                          12.000%, 11/1/15          600        633
                                    51,480    Solutions, Inc.
                                 ---------    6.125%, 6/1/17            525       522
HEALTH CARE--0.9%                          Crown Castle Holdings
DaVita, Inc.                                  GS V LLC/
   7.250%, 3/15/15           525       538 Crown Castle GS III
Psychiatric Solutions,                        Corp. 144A
   Inc.                                       7.750%, 5/1/17 (4)        400       436
   Series 1,                               Freescale
   7.750%, 7/15/15           375       384    Semiconductor, Inc.
                                              10.125%, 12/15/16         350       312

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 38

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
MATERIALS--CONTINUED                       UTILITIES--CONTINUED                       CONSUMER DISCRETIONARY--CONTINUED
Steel Dynamics, Inc.                       Suburban Propane                           Nielsen Finance
   7.375%, 11/1/12       $   225 $     235    Partners LP/                               LLC/Nielsen
Vedanta Resources plc                         Suburban Energy                            Finance Co.
   144A                                       Finance Corp.                              Tranche 2.229%,
   9.500%, 7/18/18 (4)       375       416    7.375%, 3/15/20       $   180 $     184       8/9/13             $   352 $     338
Verso Paper Holdings                       Texas Competitive                             Tranche B, 3.971%,
   LLC/ Verso Paper,                          Electric Holdings Co.                         5/1/16                 206       203
   Inc.                                       LLC Series A                            PTI Group, Inc.
   144A 11.500%,                              10.250%, 11/1/15          200       140    Tranche
      7/1/14(4)              300       326                                  ---------    9.250%, 2/18/13           159       154
Series B, 11.375%,                                                              3,205 Sinclair
   8/1/16                    750       658 ------------------------------------------    Telecommunication
                                 --------- TOTAL CORPORATE BONDS                         Group, Inc.
                                    14,963 (IDENTIFIED COST $112,862)         119,219    Tranche B,
                                 --------- ------------------------------------------    6.500%, 10/29/15          200       203
TELECOMMUNICATION SERVICES--2.1%           CONVERTIBLE BONDS--0.1%                    Six Flags Theme Parks,
Axtel SAB de C.V. 144A                                                                   Inc. Tranche
   9.000%, 9/22/19 (4)       200       205 MATERIALS--0.1%                               3.750%, 6/15/15           450       447
Cincinnati Bell, Inc.                      Vale Capital Ltd.                          Totes Isotoner Corp.
   8.250%, 10/15/17          180       183    Series RIO Cv.                             Tranche
Clearwire Communications                      5.500%, 6/15/10             4       228    6.252%, 1/6/14            500       290
   LLC/ Clearwire                          ------------------------------------------ Univision
   Finance, Inc. 144A                      TOTAL CONVERTIBLE BONDS                       Communications, Inc.
   12.000%, 12/1/15 (4)      200       205 (IDENTIFIED COST $200)                 228    Tranche B, 2.540%,
Frontier Communications                    ------------------------------------------       9/29/14              1,085       970
   Corp                                    LOAN AGREEMENTS(3)--13.5%                  VWR Funding, Inc.
   8.125%, 10/1/18           275       276                                               Tranche
ITC Deltacom, Inc. 144A                    CONSUMER DISCRETIONARY--4.8%                  2.748%, 6/29/14           309       291
   10.500%, 4/1/16 (4)       400       400 AMF Bowling Worldwide,                                                      ---------
Nextel Communications,                        Inc. Tranche B,                                                             10,109
   Inc.                                       2.730%, 5/17/13           485       434                                  ---------
   Series E 6.875%,                        Cengage Learning                           CONSUMER STAPLES--0.4%
      10/31/13               175       172    Acquisitions, Inc.                      Revlon Consumer Products
   Series D 7.375%,                           Tranche                                    Corp. Tranche
      8/1/15                 650       621    2.790%, 7/5/14            792       701    6.250%, 3/11/15           705       699
Qwest Corp.                                Ceridian Corp. Tranche                     Reynolds Group Holdings
   8.375%, 5/1/16            200       225    3.249%, 11/8/14           937       844    Ltd. Tranche
   6.500%, 6/1/17            215       224 Charter Communications                        6.250%, 11/5/15           199       201
Telecom Italia Capital                        Operating LLC                                                            ---------
   SA                                         Tranche B, 2.300%,                                                             900
   6.999%, 6/4/18            350       379       3/6/14                  80        77                                  ---------
   7.175%, 6/18/19           500       540    Tranche C, 3.550%,                      ENERGY--0.7%
Virgin Media Finance plc                         9/6/16                 648       632 ATP Oil & Gas Corp.
   Series 1,                               Clear Channel                                 Tranche B-2,
   9.500%, 8/15/16           410       450    Communications, Inc.                       12.250%, 1/15/11           76        77
Wind Acquisition Finance                      Tranche B, 3.879%,                      Tranche B-1,
   SA 144A                                       1/29/16                450       366    11.250%, 7/15/14          537       545
   11.750%, 7/15/17 (4)      350       388 Ford Motor Co.                             Big West Oil LLC Tranche
Windstream Corp.                              Tranche B-1,                               9.500%, 4/30/15           250       254
   7.000%, 3/15/19           250       234    3.260%, 12/15/13          363       352 Hercules Offshore, Inc.
                                 --------- Getty Images, Inc.                            Tranche B,
                                     4,502    Tranche B,                                 6.580%, 7/11/13           500       489
                                 ---------    6.250%, 7/2/15            435       438 Venoco, Inc. Tranche C,
UTILITIES--1.5%                            Harrah's Operating Co.,                       4.250%, 5/20/14           225       215
Allegheny Energy Supply                       Inc.                                                                     ---------
   Co. LLC 144A                               Tranche B-2,                                                                 1,580
   8.250%, 4/15/12 (4)       145       160    3.249%, 1/28/15           346       300                                  ---------
AmeriGas Partners LP                          Tranche B-4,                            FINANCIALS--0.2%
   7.250%, 5/20/15           500       510    9.500%, 10/31/16          214       223 Agile Property Holdings
Centrais Eletricas                         HHI Holdings LLC Tranche                      Ltd. Tranche
   Brasileiras SA                             7.500%, 3/31/15           200       201    2.993%, 1/25/13           315       293
   144A 6.875%,                            Intelsat Jackson Holding                   Universal City Tranche
      7/30/19 (4)            100       109    Ltd. Tranche                               6.500%, 11/30/19           75        76
Israel Electric Corp.                         3.233%, 2/1/14            575       536                                  ---------
   Ltd. 144A                               Landry's Restaurant,                                                              369
   7.250%, 1/15/19 (4)       200       217    Inc. Tranche                                                             ---------
Majapahit Holding BV                          8.000%, 11/30/13          184       185 HEALTH CARE--0.7%
   144A 7.250%,                            Las Vegas Sands LLC                        Ardent Health Services
      6/28/17(4)             725       776    Tranche I-DD,                              LLC Tranche
   144A 7.750%,                               2.050%, 5/23/14            92        85    6.500%, 7/19/15           500       494
      1/20/20(4)             200       218    Tranche B,                              Health Management
Midwest Generation LLC                        2.050%, 5/23/14           458       420    Associates, Inc.
   Series B                                Mediacom Illinois LLC                         Tranche B,
   8.560%, 1/2/16            110       113    Tranche D,                                 2.040%, 2/28/14           182       177
Northeast Utilities                           5.500%, 3/31/17           284       286 Psychiatric Solutions,
   5.650%, 6/1/13            270       288 Neiman-Marcus Group,                          Inc. Tranche B,
Sempra Energy                                 Inc. (The)                                 2.153%, 7/1/12            173       171
   6.000%, 10/15/39          500       490    Tranche 2.228%,                         RehabCare Group, Inc.
                                                 4/6/13               1,193     1,133    Tranche B,
                                                                                         6.000%, 11/24/15          214       216
                                                                                      Rotech Healthcare, Inc.
                                                                                         PIK Interest
                                                                                         Capitalization
                                                                                         6.000%, 9/26/11           300       281

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 39

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                            SHARES    VALUE
                         ------- ---------                          ------- ---------                        --------- ----------
HEALTH CARE--CONTINUED                     INFORMATION TECHNOLOGY--CONTINUED          PREFERRED STOCK--0.1%
Select Medical Corp.                       Spansion, Inc.
   Tranche B-1,                               Tranche B,                              FINANCIALS--0.1%
   4.017%, 8/22/14       $   208 $     204    7.750%, 2/9/15        $   540 $     546 FNMA Pfd.
                                 --------- Springboard Finance LLC                       8.250%(2)              38,000 $       48
                                     1,543    Tranche B, 7.000%,                      GMAC, Inc. Series G Pfd.
                                 ---------    2/23/15                   215       217    7.00% 144A(4)             321        245
INDUSTRIALS--1.8%                                                           --------- -------------------------------------------
Bucyrus International,                                                          5,641 TOTAL PREFERRED STOCK
   Inc. Tranche C,                                                          --------- (IDENTIFIED COST $757)                  293
   4.500%, 2/19/16           125       127 MATERIALS--1.2%                            -------------------------------------------
Harland Clarke Holdings                    Anchor Glass Container                     COMMON STOCKS--0.0%
   Corp. Tranche B,                           Corp. Tranche
   2.790%, 6/30/14           991       909    10.000%, 8/2/16           760       752 CONSUMER DISCRETIONARY--0.0%
Hawker Beechcraft, Inc.                    Berry Plastics Group,                      Mark IV Industries(6)        117          4
   Letter of Credit,                          Inc. Tranche C,                                                          ----------
   2.100%, 3/26/14            34        28    2.257%, 4/3/15            757       715 TELECOMMUNICATION SERVICES--0.0%
   Tranche 2.248%,                         Gentek Holding LLC                         AT&T Latin America Corp.
   3/26/14                   564       476    Tranche                                    Class A(2)(6)(8)      137,550          0
Language Line Holdings                        7.000%, 10/29/14          150       151 -------------------------------------------
   LLC Tranche B,                          Lyondell Chemical Co.                      TOTAL COMMON STOCKS
   5.500%, 11/4/15           299       301    Tranche                                 (IDENTIFIED COST $606)                    4
Protection One Alarm                          5.799%, 6/3/10            250       260 -------------------------------------------
   Monitoring, Inc.                        Nalco Co. Tranche B,                       EXCHANGE-TRADED FUNDS--0.5%
   Tranche B-2,                               6.500%, 5/13/16           119       120 iShares FTSE/Xinhua
   6.250%, 3/31/14           109       109 New Sunward Holding BV                        China 25 Index Fund    23,000        968
ServiceMaster Co. (The)                       Tranche B,                              -------------------------------------------
   Tranche DD,                                3.250%, 2/14/14           350       327 TOTAL EXCHANGE-TRADED FUNDS
   2.750%, 7/24/14            98        94 Smurfit-Stone Container                    (IDENTIFIED COST $1,008)                968
   Tranche B,                                 Enterprise Tranche B,                   -------------------------------------------
   2.750%, 7/24/14           987       948    4.750%, 2/22/16           215       216 TOTAL LONG-TERM INVESTMENTS--98.3%
Transaction Network                        Solutia, Inc. Tranche B,                   (IDENTIFIED COST $201,546)          208,220
   Services, Inc.                             4.750%, 3/17/17           130       131 -------------------------------------------
   Tranche                                                                  --------- SHORT-TERM INVESTMENTS--1.8%
   6.000%, 11/18/15          448       451                                      2,672
Vertrue, Inc. Tranche                                                       --------- MONEY MARKET MUTUAL FUNDS--1.8%
   3.300%, 8/16/14           200       158 TELECOMMUNICATION SERVICES--0.6%           BlackRock Liquidity
Zuffa LLC Tranche                          Level 3 Communications,                       Funds
   7.500%, 6/19/15           211       214    Inc                                        TempFund Portfolio
                                 ---------    Tranche A,                                 - Institutional
                                     3,815    2.501%, 3/13/14           525       489    Shares (seven-day
                                 ---------    Tranche B,                                 effective
INFORMATION TECHNOLOGY--2.7%                  11.500%, 3/13/14          130       143    yield 0.119%)       3,814,502      3,815
Allen Systems Group, Inc.                  U.S. TelePacific Corp.                     -------------------------------------------
   Tranche 8.500%,                            Tranche B,                              TOTAL SHORT-TERM INVESTMENTS
   10/20/13                  533       538    9.250%, 8/25/15           600       605 (IDENTIFIED COST $3,815)              3,815
   Tranche 11.000%,                                                         --------- -------------------------------------------
   4/20/14                   251       248                                      1,237 TOTAL INVESTMENTS--100.1%
Avaya, Inc. Tranche B-1,                                                    --------- (IDENTIFIED COST $201,546)          212,035(1)
   3.002%, 10/26/14          744       665 UTILITIES--0.4%                            Other Assets and
Dresser, Inc. PIK                          NRG Energy, Inc.                              Liabilities--(0.1)%                 (190)
   Interest                                   Letter of Credit                                                         ----------
   Capitalization                             0.190%, 2/1/13            437       428 NET ASSETS--100.0%               $  211,845
   6.000%, 5/4/15            834       797    Tranche B,                                                               ==========
First Data Corp.                              2.040%, 2/1/13             33        33
   Tranche B-1,                            Texas Competitive                          ABBREVIATIONS:
   3.040%, 9/24/14           392       348    Electric Holdings Co.
   Tranche B-3,                               LLC                                     FNMA   Federal National Mortgage Association
   3.041%, 9/24/14           626       554    Tranche B-2,                                   ("Fannie Mae")
Freescale Semiconductor,                      3.729%, 10/10/14          258       213 PIK    Payment-in-Kind Security
   Inc. Tranche                               Tranche B-3,                            REIT   Real Estate Investment Trust
   4.479%, 12/1/16           397       374    3.729%, 10/10/14          137       112
Infor Global Solutions,                                                     ---------
   Inc. Tranche DD,                                                               786
   6.498%, 3/2/14            174       146 ------------------------------------------
   Tranche 6.498%,                         TOTAL LOAN AGREEMENTS
   3/2/14                    301       252 (IDENTIFIED COST $27,687)           28,652
Reynolds & Reynolds Co.                    ------------------------------------------
   (The)
   Tranche 2.285%,
   10/24/12                  315       308
   Tranche 5.751%,
   10/24/13                  680       648

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 40

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 3/31/10+                        FOREIGN CURRENCIES:
------------------------------------------------------
United States (includes short-term investments)    72%   AUD     Australian Dollar
Brazil                                              3    BRL     Brazilian Real
Argentina                                           2    CND     Canadian Dollar
Canada                                              2    COP     Colombian Peso
Indonesia                                           2    IDR     Indonesian Rupiah
South Korea                                         2    KRW     Korean Won
United Kingdom                                      2    NOK     Norwegian Krone
Other                                              15    NZD     New Zealand Dollar
------------------------------------------------------   PLN     Polish Zloty
Total                                             100%   SEK     Swedish Krona
------------------------------------------------------   TRY     Turkish Lira
+ % of total investments as of March 31, 2010            ZAR     South African Rand
------------------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                                                        Level 2 -        Level 3 -
                                                        Total Value      Level 1 -     Significant      Significant
                                                            at             Quoted       Observable     Unobservable
                                                      March 31, 2010       Prices         Inputs          Inputs
                                                      --------------     ---------     -----------     ------------
Debt Securities:
   Municipal Securities                                  $    575          $   --        $    575         $   --
   Foreign Government Securities                           27,846              --          27,846             --
   Mortgage-Backed Securities                              26,377              --          26,377             --
   Asset-Backed Securities                                  4,058              --           3,294            764
   Corporate Debt                                         148,099             228         147,251            620
Equity Securities:
   Preferred Stocks                                           293             293              --             --
   Common Stocks                                                4              --              --              4
   Exchange-Traded Funds                                      968             968              --             --
   Short-Term Investments                                   3,815           3,815              --             --
                                                         --------          ------        --------         ------
Total Investments                                        $212,035          $5,304        $205,343         $1,388
                                                         ========          ======        ========         ======

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 41

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                   Mortgage-Backed   Asset-Backed
($ reported in thousands)                                 Total       Securities      Securities    Corporate Debt   Common Stock
                                                         ------    ---------------   ------------   --------------   ------------
BALANCE AS OF SEPTEMBER 30, 2009:                        $1,598         $ 890           $ 54            $654            $--(e)
   Accrued discounts (premiums)(a)                            2            --             --(f)            2             --
   Realized gain (loss)(b)                                   --(f)         --             --(f)           --(f)          --
   Change in unrealized appreciation (depreciation)(b)      103           100              4              (1)            --
   Net purchases (sales)(c)                                 (91)           --            (41)            (50)            --
   Transfers in and/or out of level 3(d)                   (224)         (990)           747              15              4
                                                         ------         -----           ----            ----            ---
BALANCE AS OF MARCH 31, 2010:                            $1,388         $  --           $764            $620            $ 4
                                                         ======         =====           ====            ====            ===

(A)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.

(B)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.

(C)  INCLUDES PAYDOWNS.

(D)  "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF MARCH 31, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE
     PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

(E)  LEVEL 3 COMMON STOCKS HAVE A BEGINNING VALUE OF $0.

(F)  AMOUNT IS LESS THAN $500.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 42

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
FOREIGN GOVERNMENT SECURITIES--1.0%        FINANCIALS--1.0%                           TELECOMMUNICATION SERVICES--CONTINUED
Bolivarian Republic of                     Ford Motor Credit Co.                      ITC Deltacom, Inc. 144A
   Venezuela                                  LLC                                        10.500%, 4/1/16 (4)   $   700 $      701
   RegS 5.750%,                               7.500%, 8/1/12        $   100 $     104 Level 3 Financing, Inc.
   2/26/16 (5)           $   825 $     602    8.700%, 10/1/14           140       152    4.140%, 2/15/15(3)        400        334
Republic of Argentina                      International Lease                                                         ----------
   PIK Interest                               Finance Corp.                                                                 1,649
   Capitalization                             4.750%, 1/13/12           350       342 -------------------------------------------
   8.280%, 12/31/33          825       623 iStar Financial, Inc.                      TOTAL CORPORATE BONDS
------------------------------------------    144A                                    (IDENTIFIED COST $14,271)            14,980
TOTAL FOREIGN GOVERNMENT SECURITIES           10.000%, 6/15/14 (4)      300       301 -------------------------------------------
(IDENTIFIED COST $1,235)             1,225 Universal City                             LOAN AGREEMENTS(3)--84.7%
------------------------------------------    Development
ASSET-BACKED SECURITIES--0.1%                 Partners Ltd.                           CONSUMER DISCRETIONARY--26.8%
Harley-Davidson                               144A 8.875%,                            AMF Bowling Worldwide,
   Motorcycle Trust                              11/15/15(4)             45        46    Inc. Tranche B,
   07-2, C                                    144A 10.875%,                              2.730%, 5/17/13           574        513
   5.410%, 8/15/15           170       177       11/15/16(4)            300       315 Carmike Cinemas, Inc.
------------------------------------------                                  ---------    Tranche 5.500%,
TOTAL ASSET-BACKED SECURITIES                                                   1,260    1/27/16                   941        943
(IDENTIFIED COST $131)                 177                                  --------- CDW Corp. Tranche B,
------------------------------------------ HEALTH CARE--0.1%                             4.230%, 10/12/14          997        877
CORPORATE BONDS--11.9%                     Select Medical Corp.                       Cengage Learning
                                              7.625%, 2/1/15            100        96    Acquisitions, Inc.
CONSUMER DISCRETIONARY--2.6%                                                ---------    Tranche 2.790%,
Affinia Group, Inc. 144A                   INDUSTRIALS--1.3%                             7/5/14                    902        797
   10.750%, 8/15/16 (4)      260       285 Delta Air Lines, Inc.                         Tranche 7.500%,
American Axle &                               00-A1,                                     6/5/15                    497        506
   Manufacturing                              7.379%, 5/18/10           196       196 Ceridian Corp.
   Holdings, Inc. 144A                     General Maritime Corp.                        Tranche
   9.250%, 1/15/17 (4)       350       375    144A                                       3.249%, 11/8/14         1,551      1,398
Blockbuster, Inc. 144A                        12.000%, 11/15/17 (4)     250       269 Charter Communications
   11.750%, 10/1/14 (4)      732       544 Global Aviation Holdings                      Operating LLC
Eastman Kodak Co.                             Ltd. 144A                                  Tranche B, 3.550%,
   7.250%, 11/15/13           55        53    14.000%, 8/15/13 (4)      730       745    3/6/14                    158        152
Garda World Security                       PharmaNet Development                         Tranche C, 3.550%,
   Corp. 144A                                 Group, Inc. 144A                           9/6/16                  1,283      1,251
   9.750%, 3/15/17 (4)       350       360    10.875%, 4/15/17 (4)      415       415 Clear Channel
Harrah's Operating Co.,                                                     ---------    Communications, Inc.
   Inc.                                                                         1,625    Tranche B, 3.898%,
   11.250%, 6/1/17           140       152                                  ---------    1/29/16                 1,020        830
Landry's Restaurants,                      INFORMATION TECHNOLOGY--1.4%               CSC Holdings, Inc.
   Inc. 144A                               Freescale Semiconductor,                      Tranche B-2, 1.980%,
   11.625%, 12/1/15 (4)      666       719    Inc.                                       3/29/16                   808        810
Libbey Glass, Inc. 144A                       10.125%, 12/15/16         450       401 Cumulus Media, Inc.
   10.000%, 2/15/15 (4)       75        79 NXP BV/NXP Funding LLC                        Tranche 4.240%,
MGM MIRAGE 144A                               3.001%, 10/15/13(3)       750       706    6/11/14                   366        331
   10.375%, 5/15/14 (4)       47        52 Sorenson Communications,                   Dana Holding Corp.
Nebraska Book Co., Inc.                       Inc.                                       Tranche B 4.250%,
   10.000%, 12/1/11          615       638    144A 10.500%,                              1/31/15                 1,000        986
                                 ---------       2/1/15 (4)             750       727 Emmis Operating Co.
                                     3,257                                  ---------    Tranche 4.287%,
                                 ---------                                      1,834    11/1/13                 1,195      1,042
CONSUMER STAPLES--0.6%                                                      --------- Ford Motor Co.
Smithfield Foods, Inc.                     MATERIALS--2.2%                               Tranche B-1,
   144A                                    Hexion Finance Escrow                         3.260%, 12/15/13        1,047      1,016
   10.000%, 7/15/14 (4)      400       448    LLC/ Hexion Escrow                      Getty Images, Inc.
Yankee Acquisition Corp.                      Corp. 144A                                 Tranche B,
   Series B,                                  8.875%, 2/1/18 (4)        250       248    6.250%, 7/2/15          1,056      1,064
   8.500%, 2/15/15           300       310 Ineos Group Holdings plc                   Harrah's Operating Co.,
                                 ---------    144A                                       Inc.
                                       758    8.500%, 2/15/16 (4)       750       622    Tranche B-2,
                                 --------- Nova Chemicals Corp.                          3.249%, 1/28/15         1,030        890
ENERGY--1.4%                                  3.649%, 11/15/13(3)       910       862    Tranche B-4,
Coffeyville Resources                      Verso Paper Holdings                          9.500%, 10/31/16          584        606
   LLC 144A                                   LLC/Verso Paper, Inc.                   HHI Holdings LLC Tranche
   10.875%, 4/1/17 (4)       700       698    144A 11.500%,                              7.500%, 3/31/15           600        604
Hercules Offshore, Inc.                          7/1/14(4)              365       396 Intelsat Jackson Holding
   144A                                       Series B, 3.999%,                          Ltd.
   10.500%, 10/15/17 (4)     275       276       8/1/14(3)              500       429    Tranche 3.228%,
OPTI Canada, Inc. 144A                        Series B, 11.375%,                         2/1/14                  1,000        932
   9.000%, 12/15/12 (4)      475       492       8/1/16                 210       184 Intelstat Corp.
Western Refining, Inc.                                                      ---------    Tranche B2-C,
   144A                                                                         2,741    2.728%, 1/3/14            189        185
   10.750%,                                                                 ---------    Tranche B2-A,
     6/15/14 (3)(4)          325       294 TELECOMMUNICATION SERVICES--1.3%              2.728%, 1/3/14            189        185
                                 --------- Clearwire Communications                      Tranche B2-B,
                                     1,760    LLC/Clearwire                              2.728%, 1/3/14            189        185
                                 ---------    Finance, Inc.                           Isle of Capri Casinos,
                                              144A 12.000%,                              Inc.
                                                 12/1/15(4)             400       409    Tranche A-DD,
                                              144A 12.000%,                              5.000%, 11/25/13          139        135
                                                 12/1/15(4)             200       205    Tranche 5.000%,
                                                                                         11/25/13                  395        385
                                                                                         Tranche B-DD,
                                                                                         5.000%, 11/25/13          158        154

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 43

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
CONSUMER DISCRETIONARY--CONTINUED          ENERGY--4.0%                               HEALTH CARE--CONTINUED
Lamar Media Corp.                          ATP Oil & Gas Corp.                        Butler Schein Animal
   Tranche F,                                 Tranche B-2,                               Health Tranche B,
   5.500%, 3/31/14       $ 1,464 $   1,476    12.250%, 1/15/11      $   101 $     102    5.500%, 12/31/15      $   748 $     757
Landry's Restaurant,                          Tranche B-1,                            Cardinal Health, Inc.
   Inc. Tranche                               11.250%, 7/15/14          714       724    Tranche B,
   8.000%, 11/30/13          871       875 Big West Oil LLC Tranche                      0.000%, 4/10/14         1,000       944
Las Vegas Sands LLC                           9.500%, 4/30/15           565       574 Community Health
   Tranche I-DD,                           Helix Energy Solutions                        Systems, Inc.
   2.050%, 5/23/14           193       177    Group, Inc.                                Tranche DD,
   Tranche B,                                 Tranche B,                                 2.502%, 7/25/14            60        59
   2.050%, 5/23/14           954       875    2.480%, 7/1/13            638       627    Tranche B,
MCC Georgia LLC                            Hercules Offshore, Inc.                       2.502%, 7/25/14         1,172     1,143
   Tranche E,                                 Tranche B,                              CRC Health Corp. Tranche
   3.500%, 1/3/16            995     1,009    4.000%, 7/11/13         1,120     1,096    2.540%, 2/6/13            488       470
Mediacom Illinois LLC                      Targa Resources, Inc.                      HCA, Inc. Tranche A-1,
   Tranche D,                                 Tranche 6.000%,                            1.790%, 11/17/12          826       802
   5.500%, 3/31/17           348       351    7/6/16                    898       904 Health Management
MGM MIRAGE                                 Venoco, Inc. Tranche C,                       Associates, Inc.
   Tranche D,                                 4.250%, 5/20/14         1,075     1,023    Tranche B,
   4.000%, 10/3/11           500       488                                  ---------    2.040%, 2/28/14           317       308
   Tranche E,                                                                   5,050 HealthSouth Corp.
   5.000%, 2/21/14           500       445                                  ---------    Tranche 1,
Michaels Stores, Inc.                      FINANCIALS--6.9%                              2.510%, 3/10/13           543       534
   Tranche B-2,                            Agile Property Holdings                       Tranche 2,
   4.813%, 7/31/16           473       462    Ltd. Tranche                               4.010%, 9/10/15           447       450
Neiman-Marcus Group,                          2.993%, 1/25/13           375       349 Psychiatric Solutions,
   Inc. (The) Tranche                      CB Richard Ellis Group,                       Inc.
   2.228%, 4/6/13          1,715     1,628    Inc. Tranche A-2                           Tranche B,
Nielsen Finance                               5.250%, 6/24/13           500       500    2.154%, 7/1/12            827       820
   LLC/Nielsen                             CIT Group, Inc. Tranche                    RehabCare Group, Inc.
   Finance Co.                                13.000%, 1/18/12        1,890     1,961    Tranche B,
   Tranche                                 Delos Aircraft, Inc.                          6.000%, 11/24/15          529       533
   2.229%, 8/9/13            649       624    Tranche B-2,                            Rotech Healthcare, Inc.
   Tranche B,                                 7.000%, 3/17/16           102       103    PIK Interest
   3.979%, 5/1/16            607       598 Green Tree Credit                             Capitalization
Pilot Travel Centers LLC                      Solutions Tranche                          6.000%, 9/26/11           400       374
   Tranche B,                                 8.000%, 12/31/15          588       587 Select Medical Corp.
   0.000%, 1/15/16           325       328 Hertz Corp.                                   Tranche B-1,
PTI Group, Inc. Tranche                       Letter of Credit                           4.001%, 8/22/14           166       163
   9.250%, 2/18/13            80        77    0.271%, 12/21/12          115       114 Warner Chilcott plc
Sabre, Inc. Tranche                           Tranche B,                                 Tranche A,
   0.000%, 9/30/14         1,000       934    1.980%, 12/21/12          624       618    5.500%, 10/30/14          331       332
Sinclair                                   International Lease                           Tranche B-1
   Telecommunication                          Finance Corp.                              5.750%, 4/30/15           152       153
   Group, Inc.                                Tranche B-1,                               Tranche B-2
   Tranche B,                                 6.750%, 3/17/15           138       143    5.750%, 4/30/15           253       254
   6.500%, 10/29/15          575       583 Nuveen Investments, Inc.                                                    ---------
Six Flags Theme Parks,                        Tranche B,                                                                   9,065
   Inc.                                       3.323%, 11/13/14        1,175     1,081                                  ---------
   Tranche                                 Pinnacle Foods Finance                     INDUSTRIALS--11.0%
   3.750%, 6/15/15         1,750     1,738    LLC/ Pinnacle Food                      Advanced Disposal
Travelport LLC                                Finance Corp.                              Tranche B,
   Tranche DD,                                Tranche B,                                 6.000%, 1/14/15         1,496     1,515
   2.790%, 8/23/13         1,094     1,066    2.979%, 4/2/14          1,080     1,051 ARAMARK Corp.
TRW Automotive Holdings                    Richard Ellis (CB)                         Letter of Credit
   Corp. Tranche B-3                          Group, Inc.                                0.000%, 1/26/14            18        18
   5.000%, 5/30/16           250       253    Tranche B-1,                               Tranche
Univision                                     0.000%, 12/20/15        1,036     1,038    2.165%, 1/26/14           276       271
   Communications, Inc.                    Sungard Data Systems,                         Tranche 2,
   Tranche B,                                 Inc.                                       0.000%, 7/26/16            33        33
   2.540%, 9/29/14         2,025     1,811 Tranche A, 1.979%,                            Tranche
VML U.S. Finance LLC                          2/28/14                    22        22    3.540%, 7/26/16           496       498
   Tranche B-DD                            Synatech, Inc.                             Bucyrus International,
   4.800%, 5/25/12           153       149    Tranche                                    Inc. Tranche C,
   Tranche B,                                 0.000%, 4/1/14            497       443    4.500%, 2/19/16           800       810
   4.800%, 5/25/13           516       502 Universal City Tranche                     Harland Clarke Holdings
VWR Funding, Inc.                             6.500%, 11/30/19          387       391    Corp. Tranche B,
   Tranche                                 Vanguard Health Holding                       2.790%, 6/30/14         1,466     1,344
   2.748%, 6/29/14           738       696    Co., I LLC                              Hawker Beechcraft, Inc.
                                 ---------    Tranche B, 5.000%,                         Letter of Credit,
                                    33,922    1/29/16                   370       371    2.100%, 3/26/14            81        68
                                 ---------                                  --------- Tranche 2.248%, 3/26/14    1,364     1,151
CONSUMER STAPLES--2.8%                                                          8,772 Language Line Holdings
Revlon Consumer Products                                                    ---------    LLC Tranche B,
   Corp. Tranche                           HEALTH CARE--7.2%                             5.500%, 11/4/15           983       987
   6.000%, 3/11/15           705       699 Ardent Health Services                     Manitowoc Co., Inc.
Reynolds Group Holdings                       LLC                                        (The) Tranche B,
   Ltd. Tranche                               Tranche 6.500%,                            7.500%, 4/14/14         1,014     1,018
   6.250%, 11/5/15           542       548    7/19/15                   500       494 Protection One Alarm
Rite Aid Corp.                             Bausch & Lomb, Inc.                           Monitoring, Inc.
   Tranche 3,                                 Tranche DD,                                Tranche B-2,
   6.000%, 6/4/14          1,295     1,272    3.540%, 4/26/15            95        93    6.250%, 3/31/14           229       229
Spectrum Brands, Inc.                         Tranche B, 3.540%,
   Tranche B,                                 4/26/15                   390       382
   1.500%, 6/30/12            29        29
   Tranche
   8.000%, 6/30/12           568       568
Yankee Candle Co., Inc.
   Tranche B,
   2.200%, 2/6/14            454       445
                                 ---------
                                     3,561
                                 ---------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 44

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                           PAR                                        PAR                                        PAR
                          VALUE    VALUE                             VALUE    VALUE                             VALUE     VALUE
                         ------- ---------                          ------- ---------                          ------- ----------
INDUSTRIALS--CONTINUED                     MATERIALS--8.4%                            UTILITIES--2.0%
ServiceMaster Co. (The)                    Anchor Glass Container                     Calpine Corp. Tranche
   Tranche B,                                 Corp.                                      3.165%, 3/29/14    $      391 $      380
   2.750%, 7/24/14       $ 1,748 $   1,679    Tranche 6.000%,                         NRG Energy, Inc.
   Tranche DD,                                2/3/16                $   650 $     649    Letter of Credit
   2.750%, 7/24/14           174       167    Tranche 10.000%,                           0.190%, 2/1/13            306        301
Sungard Data Systems,                         8/2/16                    715       708    Tranche B,
   Inc.                                    Berry Plastics Group,                         2.040%, 2/1/13            464        455
   Tranche B,                                 Inc. Tranche C,                         Texas Competitive
   3.874%, 2/28/16           491       488    2.257%, 4/3/15          1,248     1,177    Electric Holdings Co.
Transaction Network                        Building Materials                            LLC Tranche B-3,
   Services, Inc.                             Holding Corp.                              3.790%, 10/10/14        1,699      1,386
   Tranche 6.000%,                            of America Tranche B,                                                    ----------
   11/18/15                  601       605    3.000%, 2/22/14           248       245                                       2,522
U.S. Investigations                        Celanese Holdings LLC                      -------------------------------------------
   Services, Inc.                             Tranche                                 TOTAL LOAN AGREEMENTS
   Tranche B, 0.000%,                         2.000%, 4/2/14            437       429 (IDENTIFIED COST $101,832)          107,130
   2/21/15                 1,600     1,488 Chemtura Corp.                             -------------------------------------------
Vertrue, Inc. Tranche                         Tranche A,                              TOTAL LONG-TERM INVESTMENTS--97.7%
   3.300%, 8/18/14           600       475    6.000%, 2/11/11           500       504 (IDENTIFIED COST $117,469)          123,512
Zuffa LLC Tranche                          Gentek Holding LLC                         -------------------------------------------
   7.500%, 6/19/15         1,032     1,043    Tranche
                                 ---------    7.000%, 10/29/14          259       262                         SHARES
                                    13,887 Hexion Specialty                                                 ----------
                                 ---------    Chemicals                               SHORT-TERM INVESTMENTS--14.5%
INFORMATION TECHNOLOGY--12.1%                 Tranche C1-A,
Allen Systems Group, Inc.                     4.063%, 5/5/13            403       381 MONEY MARKET MUTUAL FUNDS--14.5%
   Tranche 8.500%,                            Tranche C2-A,                           BlackRock Liquidity
   10/20/13                  346       349    4.063%, 5/5/13            178       168    Funds
   Tranche 11.000%,                        Huntsman International                        TempFund Portfolio
   4/20/14                   151       149    LLC                                        - Institutional
Avaya, Inc. Tranche B-1,                      Tranche C, 2.498%,                         Shares (seven-day
   3.002%, 10/26/14        1,490     1,332    6/23/16                   990       956    effective
CommScope, Inc.                            Ineos Holdings Ltd.                           yield 0.119%)      18,282,404     18,282
   Tranche B,                                 Tranche B-2,                            -------------------------------------------
   2.748%, 12/27/14          529       526    7.500%, 12/16/13          421       413 TOTAL SHORT-TERM INVESTMENTS
Dresser, Inc.                                 Tranche C-2,                            (IDENTIFIED COST $18,282)            18,282
   Tranche B,                                 8.000%, 12/16/14          421       415 -------------------------------------------
   2.500%, 5/4/14            250       241 JohnsonDiversity, Inc.                     TOTAL INVESTMENTS--112.2%
   PIK Interest                               Tranche                                 (IDENTIFIED COST $135,751)          141,794(1)
   Capitalization                             0.000%, 11/11/15          249       252 Other Assets and
   6.000%, 5/4/15          1,400     1,337 Lyondell Chemical Co.                         Liabilities--(12.2)%             (15,379)
First Data Corp.                              Tranche                                                                  ----------
   Tranche B-3,                               5.799%, 6/3/10            499       519 NET ASSETS--100.0%               $  126,415
   3.040%, 9/24/14         1,908     1,690    Tranche                                                                  ==========
Freescale Semiconductor,                      3.250%, 3/14/16           375       379
   Inc.                                    New Sunward Holding BV                     ABBREVIATION:
   Tranche 4.479%,                            Tranche B,
   12/1/16                   814       767    0.000%, 2/14/14           750       701 PIK     Payment-in-Kind Security
   Infor Global                            Noranda Aluminum, Inc.
   Solutions, Inc.                            Tranche B,                              COUNTRY WEIGHTINGS as of 3/31/10+
   Tranche B,                                 2.248%, 5/18/14           977       936 -------------------------------------------
   4.000%, 1/28/12           983       954 Smurfit-Stone Container                    United States (includes short-term
   Tranche 4.000%,                            Enterprise Tranche B,                      investments)                       92%
   7/30/12                   513       497    4.750%, 2/22/16           950       954 Canada                                 2
   Tranche 6.498%,                         Solutia, Inc. Tranche B,                   United Kingdom                         2
   3/2/14                    348       292    4.750%, 3/17/17           615       622 Germany                                1
   Tranche DD, 6.498%,                                                      --------- Japan                                  1
   3/2/14                    202       169                                     10,670 Other                                  2
NuSil Technology Tranche                                                    --------- -------------------------------------------
   B, 6.000%, 2/18/15        400       402 TELECOMMUNICATION SERVICES--3.5%           Total                                100%
RedPrairie Corp. Tranche                   Level 3 Communications,                    -------------------------------------------
   4.000%, 3/24/16         1,000     1,003    Inc.                                    + % of total investments as of
Reynolds & Reynolds Co.                       Tranche A,                                March 31, 2010
   (The)                                      2.501%, 3/13/14         1,450     1,351 -------------------------------------------
   Tranche 2.245%,                            Tranche B,
   10/24/12                  900       881    11.500%, 3/13/14           70        77
   Tranche 5.852%,                         MetroPCS Wireless, Inc.
   10/24/13                  900       857    Tranche B,
Sensata Technologies BV                       2.500%, 11/3/13           411       402
   Tranche B,                              nTelos, Inc. Tranche
   1.999%, 4/27/13         1,237     1,196    5.750%, 8/7/15          1,476     1,492
Spansion, Inc.                             Time Warner Telecom
   Tranche B,                                 Holdings, Inc.
   7.750%, 2/9/15          1,280     1,294    Tranche B,
Springboard Finance LLC                       2.000%, 1/7/13            463       458
   Tranche B,                              U.S. TelePacific Corp.
   7.000%, 2/23/15           850       856    Tranche B,
TowerCo LLC Tranche                           9.250%, 8/25/15           600       605
   6.000%, 11/20/14          499       504                                  ---------
                                 ---------                                      4,385
                                    15,296                                  ---------
                                 ---------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 45

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements).

                                                                                           Level 2 -        Level 3 -
                                                           Total Value      Level 1 -     Significant      Significant
                                                               at             Quoted       Observable     Unobservable
                                                         March 31, 2010       Prices         Inputs          Inputs
                                                         --------------     ---------     -----------     ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   Foreign Government Securities                            $  1,225         $    --        $  1,225         $   --
   Asset-Backed Securities                                       177              --             177             --
   Corporate Debt                                            122,110              --         121,060          1,050
Equity Securities:
   Short-Term Investments                                     18,282          18,282              --             --
                                                            --------         -------        --------         ------
Total Investments                                           $141,794         $18,282        $122,462         $1,050
                                                            ========         =======        ========         ======

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)                                                   Corporate Debt
                                                                            --------------
BALANCE AS OF SEPTEMBER 30, 2009:                                              $   74
   Accrued discounts (premiums)(a)                                                 --(d)
   Realized gain (loss)(b)                                                         --(d)
   Change in unrealized appreciation (depreciation)(b)                              2
   Net purchases (sales)                                                           --(d)
   Transfers in and/or out of Level 3(c)                                          974
                                                                               ------
BALANCE AS OF MARCH 31, 2010:                                                  $1,050
                                                                               ======

(A) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.
(B) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.
(C) "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF MARCH 31, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE
    PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.
(D) AMOUNT IS LESS THAN $500.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 4.

                                                  See Notes to Financial Statements


                                                                 46

                         THIS PAGE INTENTIONALLY BLANK.

                                                     VIRTUS OPPORTUNITIES TRUST
                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)
                                                          --------------- --------------- ---------------- ----------- -------------
                                                          ALPHASECTOR(SM) ALPHASECTOR(SM)   ALTERNATIVES               CA TAX-EXEMPT
                                                          ALLOCATION FUND  ROTATION FUND  DIVERSIFIER FUND   BOND FUND   BOND FUND
                                                          --------------- --------------- ---------------- ----------- -------------
ASSETS
Investment in securities at value(1) ....................   $   29,300    $   303,322       $    91,695    $   194,723   $   57,789
Investments in affiliated funds at value(2) .............        9,582             --           170,502             --           --
Receivables
   Investment securities sold ...........................          392          3,257                --            287           --
   Fund shares sold .....................................           78         11,184             1,015            136           --
   Receivable from adviser ..............................           --             --                31             --           --
   Dividends and interest receivable ....................           --(4)          --(4)             --(4)       1,910          815
Prepaid expenses ........................................           23             44                40             34           17
                                                            ----------    -----------       -----------    -----------   ----------
      Total assets ......................................       39,375        317,807           263,283        197,090       58,621
                                                            ----------    -----------       -----------    -----------   ----------
LIABILITIES
Payables
   Fund shares repurchased ..............................          163            233               490            753          163
   Investment securities purchased ......................          393          9,841                --            283          504
   Dividend distributions ...............................           --             --                --             --          109
   Investment advisory fee ..............................           12            102                --             69           17
   Distribution and service fees ........................           19            103               109             23            7
   Administration fee ...................................            3             13                19             16            4
   Transfer agent fees and expenses .....................            6             27                85             20            4
   Trustees' fee and expenses ...........................           --(4)           3                 3              3            1
   Professional fee .....................................           13             16                16             25           21
   Other accrued expenses ...............................            2             18                30             25            6
                                                            ----------    -----------       -----------    -----------   ----------
      Total liabilities .................................          611         10,356               752          1,217          836
                                                            ----------    -----------       -----------    -----------   ----------
NET ASSETS ..............................................   $   38,764    $   307,451       $   262,531    $   195,873   $   57,785
                                                            ==========    ===========       ===========    ===========   ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest .....   $   42,426    $   309,449       $   350,337    $   210,368   $   56,911
   Accumulated undistributed net investment income
      (loss) ............................................          207            823               336            329           56
   Accumulated undistributed net realized gain (loss) ...       (6,696)       (19,097)          (80,329)       (23,237)        (296)
   Net unrealized appreciation (depreciation) on
      investments .......................................        2,827         16,276            (7,813)         8,413        1,114
                                                            ----------    -----------       -----------    -----------   ----------
NET ASSETS ..............................................   $   38,764    $   307,451       $   262,531    $   195,873   $   57,785
                                                            ==========    ===========       ===========    ===========   ==========
CLASS A
Net asset value (net assets/shares outstanding) per
   share ................................................   $    10.35    $     10.32       $      9.76    $     10.75   $    11.92
Maximum offering price per share NAV/(1-4.75%) ..........   $       --    $        --       $        --    $     11.29   $    12.51
Maximum offering price per share NAV/(1-5.75%) ..........   $    10.98    $     10.95       $     10.36    $        --   $       --
Shares of beneficial interest outstanding, unlimited
   authorization(3) .....................................    1,955,178     15,166,315        13,543,522      6,123,750    2,666,561
Net Assets ..............................................   $   20,244    $   156,545       $   132,182    $    65,800   $   31,777

CLASS B
Net asset value (net assets/shares outstanding) and
   offering price per share .............................   $       --    $        --       $        --    $     10.51   $       --
Shares of beneficial interest outstanding, unlimited
   authorization(3) .....................................           --             --                --        317,377           --
Net Assets ..............................................   $       --    $        --       $        --    $     3,336   $       --

CLASS C
Net asset value (net assets/shares outstanding) and
   offering price per share .............................   $    10.31    $     10.23       $      9.66    $     10.54   $       --
Shares of beneficial interest outstanding, unlimited
   authorization(3) .....................................    1,726,716      9,689,782         9,845,131        710,499           --
Net Assets ..............................................   $   17,808    $    99,152       $    95,116    $     7,490   $       --

CLASS I
Net asset value (net assets/shares outstanding) and
   offering price per share .............................   $    10.37    $     10.33       $      9.77    $     10.86   $    11.91
Shares of beneficial interest outstanding, unlimited
   authorization(3) .....................................       68,643      5,009,868         3,606,211     10,979,054    2,184,133
Net Assets ..............................................   $      712    $    51,754       $    35,233    $   119,247   $   26,008

(1) Investment in securities at cost ....................   $   26,804    $   287,046       $    98,733    $   186,310   $   56,675
(2) Investment in affiliated funds at cost ..............   $    9,251    $        --       $   171,277    $        --   $       --
(3) All Funds except the Bond Fund have no par value. The Bond Fund has a par value of $1.00.
(4) Amount is less than $500 (not reported in thousands).

                                                  See Notes to Financial Statements


                                                                 48

                                                     VIRTUS OPPORTUNITIES TRUST
                                          STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)
                                      ------------------- ------------------ ------------------ ------------------ -------------
                                                                                                                      GREATER
                                                                                                   GREATER ASIA       EUROPEAN
                                              GLOBAL            GLOBAL       GLOBAL REAL ESTATE      EX JAPAN      OPPORTUNITIES
                                      INFRASTRUCTURE FUND OPPORTUNITIES FUND   SECURITIES FUND  OPPORTUNITIES FUND      FUND
                                      ------------------- ------------------ ------------------ ------------------ -------------

ASSETS
Investment in securities at
   value(1) .........................      $   88,004          $   60,712          $ 2,634           $  8,148        $  7,067
Foreign currency at value(2) ........              --                  --(3)            --(3)              --              --(3)
Receivables
   Investment securities sold .......              --                  50                4                146              15
   Fund shares sold .................              79                   1               --(3)              51               3
   Receivable from adviser ..........              --                  --                7                 --               2
   Dividends and interest
      receivable ....................             162                 385               11                 28              34
   Tax reclaims .....................              16                  53                1                 --(3)           11
Unrealized appreciation on forward
   currency contracts ...............              --                  18               --                 --             107
Prepaid expenses ....................              26                  21               27                 27              27
                                           ----------          ----------          -------           --------        --------
      Total assets ..................          88,287              61,240            2,684              8,400           7,266
                                           ----------          ----------          -------           --------        --------
LIABILITIES
Payables
   Fund shares repurchased ..........              27                  62               --                 --              --
   Investment securities purchased ..              --                  --               10                408              16
   Foreign capital gain taxes
      payable .......................              --                  --               --                  7              --
   Investment advisory fee ..........              48                  40               --                 --(3)           --
   Distribution and service fees ....              15                  14                1                  2               2
   Administration fee ...............               6                   4               --(3)               1              --(3)
   Transfer agent fees and
      expenses ......................              21                  19               --(3)              --(3)           --(3)
   Trustees' fee and expenses .......               1                   1               --(3)              --(3)           --(3)
   Professional fee .................              20                  19               17                 17              18
   Other accrued expenses ...........              14                  13                3                  6               3
Unrealized depreciation on forward
   currency contracts ...............              --                 119               --                 15               2
                                           ----------          ----------          -------           --------        --------
      Total liabilities .............             152                 291               31                456              41
                                           ----------          ----------          -------           --------        --------
NET ASSETS ..........................      $   88,135          $   60,949          $ 2,653           $  7,944        $  7,225
                                           ==========          ==========          =======           ========        ========
NET ASSETS CONSIST OF:
   Capital paid in on shares of
      beneficial interest ...........      $   99,342          $   79,112          $ 1,827           $  5,936        $  5,510
   Accumulated undistributed net
      investment income (loss) ......             (13)                224             (124)                 5               7
   Accumulated undistributed net
      realized gain (loss) ..........         (11,737)            (30,722)              42                107             105
   Net unrealized appreciation
      (depreciation) on
      investments ...................             543              12,335              908              1,896           1,603
                                           ----------          ----------          -------           --------        --------
   NET ASSETS .......................      $   88,135          $   60,949          $ 2,653           $  7,944        $  7,225
                                           ==========          ==========          =======           ========        ========
CLASS A
Net asset value (net assets/shares
   outstanding) per share ...........      $    10.36          $     7.46          $ 17.95           $  13.89        $  13.38
Maximum offering price per share
   NAV/(1-5.75%) ....................      $    10.99          $     7.92          $ 19.05           $  14.74        $  14.20
Shares of beneficial interest
   outstanding, no par value,
unlimited authorization .............       3,784,207           7,873,672           99,983            549,372         519,101
Net Assets ..........................      $   39,198          $   58,714          $ 1,795           $  7,632        $  6,946

CLASS B
Net asset value (net assets/shares
   outstanding) and offering price
   per share ........................      $       --          $     6.70          $    --           $     --        $     --
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization ..........              --             197,962               --                 --              --
Net Assets ..........................      $       --          $    1,327          $    --           $     --        $     --

CLASS C
Net asset value (net assets/shares
   outstanding) and offering price
   per share ........................      $    10.34          $     6.66          $ 17.86           $  13.83        $  13.32
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization ..........         730,154             136,311           12,661             12,167          10,420
Net Assets ..........................      $    7,550          $      908          $   226           $    168        $    139

CLASS I
Net asset value (net assets/shares
   outstanding) and offering price
   per share ........................      $    10.36          $       --          $ 17.99           $  13.91        $  13.40
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization ..........       3,995,783                  --           35,124             10,363          10,459
Net Assets ..........................      $   41,387          $       --          $   632           $    144        $    140
(1) Investment in securities at cost       $   87,462          $   48,279          $ 1,726           $  6,230        $  5,569
(2) Foreign currency at cost ........              --                  --(3)            --(3)              --              --(3)
(3) Amount is less than $500 (not reported in thousands).

                                                  See Notes to Financial Statements


                                                                 49

                                                     VIRTUS OPPORTUNITIES TRUST
                                          STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                                           MARCH 31, 2010
                                                            (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)
                                                       -----------   ---------------   ------------   --------------   -------------
                                                                      INTERNATIONAL                    MULTI-SECTOR        SENIOR
                                                        HIGH YIELD     REAL ESTATE        MARKET       FIXED INCOME    FLOATING RATE
                                                           FUND      SECURITIES FUND   NEUTRAL FUND        FUND             FUND
                                                       -----------   ---------------   ------------   --------------   -------------
ASSETS
Investment in securities at value(1) ...............   $    90,645    $   28,261        $   93,786      $   212,035      $  141,794
Foreign currency at value(2) .......................            --            --                11               --              --
Deposits with broker for securities sold short .....            --            --            93,715               --              --
Receivables
   Investment securities sold ......................           799            --             5,871            3,804           2,300
   Fund shares sold ................................            26            --(4)            163            1,873           1,126
   Dividends and interest receivable ...............         2,041           152               139            2,974             474
   Tax reclaims ....................................            --            29                 6               --              --
Prepaid expenses ...................................            27            19                31               41              30
                                                       -----------    ----------        ----------      -----------      ----------
      Total assets .................................        93,538        28,461           193,722          220,727         145,724
                                                       -----------    ----------        ----------      -----------      ----------
LIABILITIES
Securities sold short at value(3) ..................            --            --            92,181               --              --
Payables
   Fund shares repurchased .........................           152            --                23              254              68
   Investment securities purchased .................         1,959            --             5,636            7,926          19,099
   Dividend distributions ..........................            --            --                --              422              --
   Dividends on short sales ........................            --            --               196               --              --
   Investment advisory fee .........................            50            22               106               96              65
   Distribution and service fees ...................            21             1                 8               82              28
   Administration fee ..............................             7             2                 6               14               7
   Transfer agent fees and expenses ................            28             4                12               35               5
   Trustees' fee and expenses ......................             1            --(4)              1                2               1
   Professional fee ................................            24            18                24               25              24
   Other accrued expenses ..........................            12             9                14               26              12
                                                       -----------    ----------        ----------      -----------      ----------
      Total liabilities ............................         2,254            56            98,207            8,882          19,309
                                                       -----------    ----------        ----------      -----------      ----------
NET ASSETS .........................................   $    91,284    $   28,405        $   95,515      $   211,845      $  126,415
                                                       ===========    ==========        ==========      ===========      ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial
      interest .....................................   $   210,600    $   51,158        $  113,438      $   223,204      $  119,327
   Accumulated undistributed net investment income
      (loss) .......................................           213        (1,774)           (1,003)             680              75
   Accumulated undistributed net realized gain
      (loss) .......................................      (120,388)      (25,066)          (24,744)         (22,532)            970
   Net unrealized appreciation (depreciation) on
      investments ..................................           859         4,087            16,835           10,493           6,043
   Net unrealized appreciation (depreciation) on
      securities sold short ........................            --            --            (9,011)              --              --
                                                       -----------    ----------        ----------      -----------      ----------
NET ASSETS .........................................   $    91,284    $   28,405        $   95,515      $   211,845      $  126,415
                                                       ===========    ==========        ==========      ===========      ==========
CLASS A
Net asset value (net assets/shares outstanding)
   per share .......................................   $      4.04    $     5.62        $    10.58      $     10.49      $     9.95
Maximum offering price per share NAV/(1-4.75%) .....   $      4.24    $       --        $       --      $     11.01      $    10.45
Maximum offering price per share NAV/(1-5.75%) .....   $        --    $     5.96        $    11.23      $        --      $       --
Shares of beneficial interest outstanding, no
   par value, unlimited authorization ..............    21,935,989       338,885         1,653,102       11,522,382       8,269,696
Net Assets .........................................   $    88,535    $    1,904        $   17,497      $   120,879      $   82,314

CLASS B
Net asset value (net assets/shares outstanding)
   and offering price per share ....................   $      3.96    $       --        $    10.09      $     10.48      $       --
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ..................       198,096            --            96,810        1,341,800              --
Net Assets .........................................   $       784    $       --        $      977      $    14,056      $       --

CLASS C
Net asset value (net assets/shares outstanding)
   and offering price per share ....................   $      3.99    $     5.60        $    10.05      $     10.56      $     9.96
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ..................       492,693        80,687           437,456        5,206,613       1,471,228
Net Assets .........................................   $     1,965    $      452        $    4,396      $    54,958      $   14,655

CLASS I
Net asset value (net assets/shares outstanding)
   and offering price per share ....................   $        --    $     5.62        $    10.58      $     10.49      $     9.95
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ..................            --     4,635,571         6,863,586        2,092,161       2,960,214
Net Assets .........................................   $        --    $   26,049        $   72,645      $    21,952      $   29,446

(1) Investment in securities at cost ...............   $    89,786    $   24,173        $   76,954      $   201,546      $  135,751
(2) Foreign currency at cost .......................            --            --                11               --              --
(3) Proceeds from securities sold short ............            --            --            83,170               --              --
(4) Amount is less than $500 (not reported in thousands).

                                                 See Notes to Financial Statements


                                                                 50

                                                     VIRTUS OPPORTUNITIES TRUST
                                                      STATEMENTS OF OPERATIONS
                                                  SIX MONTHS ENDED MARCH 31, 2010
                                                            (UNAUDITED)

(Reported in thousands)

                                                      --------------- --------------- ---------------- --------- -------------
                                                      ALPHASECTOR(SM) ALPHASECTOR(SM)   ALTERNATIVES             CA TAX-EXEMPT
                                                      ALLOCATION FUND  ROTATION FUND  DIVERSIFIER FUND BOND FUND   BOND FUND
                                                      --------------- --------------- ---------------- --------- -------------
INVESTMENT INCOME
   Dividends ......................................       $  278         $ 1,928           $   150      $    4     $    --(1)
   Dividend income from affiliated funds ..........          197              --             3,864          --          --
   Interest .......................................           --              --                --       5,659       1,397
                                                          ------         -------           -------      ------     -------
      Total investment income .....................          475           1,928             4,014       5,663       1,397
                                                          ------         -------           -------      ------     -------
EXPENSES
   Investment advisory fees .......................           82             367               132         496         130
   Service fees, Class A ..........................           24             101               173          83          40
   Distribution and service fees, Class B .........           --              --                --          19          --
   Distribution and service fees, Class C .........           85             303               491          39          --
   Administration fees ............................           15              63               113          94          25
   Transfer agent fee and expenses ................           21             100               272          81          16
   Custodian fees .................................            2               4                 3          12           2
   Printing fees and expenses .....................            6              49                29           2           3
   Professional fees ..............................           10              12                17          10          18
   Registration fees ..............................           19              24                28          21          12
   Trustees' fee and expenses .....................            2               5                11           9           2
   Miscellaneous expenses .........................            4              10                21          18           5
                                                          ------         -------           -------      ------     -------
      Total expenses ..............................          270           1,038             1,290         884         253
   Less expenses reimbursed/waived by investment
      adviser .....................................          (16)             --              (362)       (104)        (39)
                                                          ------         -------           -------      ------     -------
   Net expenses ...................................          254           1,038               928         780         214
                                                          ------         -------           -------      ------     -------
   NET INVESTMENT INCOME (LOSS) ...................          221             890             3,086       4,883       1,183
                                                          ------         -------           -------      ------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss) on investments ........           89            (357)           (1,318)      3,171         (67)
   Net realized gain (loss) on affiliated funds ...            2              --            (5,233)         --          --
   Capital gain distributions from affiliated
      funds .......................................           --              --               539          --          --
   Net change in unrealized appreciation
      (depreciation) on investments ...............        2,708          16,895             5,935         456      (1,730)
   Net change in unrealized appreciation
      (depreciation) on investments in
      affiliated funds ............................          148              --            10,515          --          --
                                                          ------         -------           -------      ------     -------
NET GAIN (LOSS) ON INVESTMENTS ....................        2,947          16,538            10,438       3,627      (1,797)
                                                          ------         -------           -------      ------     -------
Net increase (decrease) in net assets
   resulting from operations ......................       $3,168         $17,428           $13,524      $8,510     $  (614)
                                                          ======         =======           =======      ======     =======

(1) Amount is less than $500 (not reported in thousands).

                                                 See Notes to Financial Statements


                                                                 51

                                                     VIRTUS OPPORTUNITIES TRUST
                                                STATEMENTS OF OPERATIONS (CONTINUED)
                                                   SIX MONTHS ENDED MARCH 31, 2010
                                                             (UNAUDITED)

(Reported in thousands)

                                                    ------------------- ------------- --------------- ------------- -------------
                                                                                                       GREATER ASIA    GREATER
                                                                            GLOBAL         GLOBAL        EX JAPAN      EUROPEAN
                                                           GLOBAL       OPPORTUNITIES   REAL ESTATE   OPPORTUNITIES OPPORTUNITIES
                                                    INFRASTRUCTURE FUND      FUND     SECURITIES FUND      FUND          FUND
                                                    ------------------- ------------- --------------- ------------- -------------
INVESTMENT INCOME
   Dividends ......................................      $ 1,486            $  818          $ 49           $ 77          $ 91
   Foreign taxes withheld .........................          (86)              (21)           (2)            (7)           (6)
                                                         -------            ------          ----           ----          ----
      Total investment income .....................        1,400               797            47             70            85
                                                         -------            ------          ----           ----          ----
EXPENSES
   Investment advisory fees .......................          281               246            10             36            29
   Service fees, Class A ..........................           48                69             2              9             8
   Distribution and service fees, Class B .........           --                 7            --             --            --
   Distribution and service fees, Class C .........           35                 4             1              1             1
   Administration fees ............................           37                24             1              3             3
   Transfer agent fee and expenses ................           81                69             1             --            --
   Custodian fees .................................            8                17             6             14             6
   Printing fees and expenses .....................            8                 4            --(1)           1             1
   Professional fees ..............................           17                17            15             15            14
   Registration fees ..............................           18                17            30             26            26
   Trustees' fee and expenses .....................            3                 2            --(1)          --(1)         --(1)
   Miscellaneous expenses .........................            7                 5             1              1            --
                                                         -------            ------          ----           ----          ----
      Total expenses ..............................          543               481            67            106            88
   Less expenses reimbursed/waived by investment
      adviser .....................................           --               (11)          (50)           (41)          (38)
                                                         -------            ------          ----           ----          ----
      Net expenses ................................          543               470            17             65            50
                                                         -------            ------          ----           ----          ----
   NET INVESTMENT INCOME (LOSS) ...................          857               327            30              5            35
                                                         -------            ------          ----           ----          ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss) on investments ........       (1,434)            3,496            42            165           242
   Net realized gain (loss) on foreign currency
      transactions ................................            5               256            --(1)         (18)           (3)
   Net change in unrealized appreciation
      (depreciation) on investments ...............        4,904             3,135           177            573           130
   Net change in unrealized appreciation
      (depreciation) on foreign currency
      translation .................................           (1)             (110)           --            (10)          105
                                                         -------            ------          ----           ----          ----
NET GAIN (LOSS) ON INVESTMENTS ....................        3,474             6,777           219            710           474
                                                         -------            ------          ----           ----          ----
Net increase (decrease) in net assets resulting
      from operations .............................      $ 4,331            $7,104          $249           $715          $509
                                                         =======            ======          ====           ====          ====

(1)  Amount is less than $500 (not reported in thousands).

                                                  See Notes to Financial Statements


                                                                 52

                                                     VIRTUS OPPORTUNITIES TRUST
                                                STATEMENTS OF OPERATIONS (CONTINUED)
                                                   SIX MONTHS ENDED MARCH 31, 2010
                                                             (UNAUDITED)

(Reported in thousands)

                                                                ---------- --------------- -------------- ------------ -------------
                                                                            INTERNATIONAL                 MULTI-SECTOR     SENIOR
                                                                HIGH YIELD   REAL ESTATE   MARKET NEUTRAL FIXED INCOME FLOATING RATE
                                                                   FUND    SECURITIES FUND      FUND          FUND          FUND
                                                                ---------- --------------- -------------- ------------ -------------
INVESTMENT INCOME
   Dividends ..................................................   $    2        $ 588          $   562     $    21        $    8
   Interest ...................................................    4,306           --(1)             5       7,395         3,377
   Foreign taxes withheld .....................................       --          (23)              (5)         --(1)         --
                                                                  ------        -----          -------     -------        ------
      Total investment income .................................    4,308          565              562       7,416         3,385
                                                                  ------        -----          -------     -------        ------
EXPENSES
   Investment advisory fees ...................................      302          146              657         532           260
   Service fees, Class A ......................................      113            3               22         141            66
   Distribution and service fees, Class B .....................        4           --                6          69            --
   Distribution and service fees, Class C .....................        9            2               22         238            34
   Administration fees ........................................       40           13               37          83            36
   Transfer agent fee and expenses ............................       96           10               41         127            19
   Custodian fees .............................................        4           12               15          18             5
   Printing fees and expenses .................................        6            2                8          14             7
   Professional fees ..........................................       20           16               21          23            20
   Registration fees ..........................................       17           17               23          27             8
   Trustees' fee and expenses .................................        4           --(1)             3           8             3
   Miscellaneous expenses .....................................        9            3                8          19            12
                                                                  ------        -----          -------     -------        ------
      Total expenses ..........................................      624          224              863       1,299           470
   Dividends on short sales ...................................       --           --              644          --            --
   Interest expense on short sales ............................       --           --              173          --            --
   Less expenses reimbursed/waived by investment adviser ......       --          (37)            (118)         --            42(2)
                                                                  ------        -----          -------     -------        ------
      Net expenses ............................................      624          187            1,562       1,299           512
                                                                  ------        -----          -------     -------        ------
   NET INVESTMENT INCOME (LOSS) ...............................    3,684          378           (1,000)      6,117         2,873
                                                                  ------        -----          -------     -------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ....................    3,182         (704)           8,802       2,264         1,343
   Net realized gain (loss) on securities sold short ..........       --           --           (4,175)         --            --
   Net realized gain (loss) on foreign currency transactions ..       --            5               (4)         11            --
   Net change in unrealized appreciation (depreciation)
      on investments ..........................................       53          958              629       7,409         1,683
   Net change in unrealized appreciation (depreciation)
      on securities sold short ................................       --           --           (3,609)         --            --
   Net change in unrealized appreciation (depreciation)
      on foreign currency translation .........................       --          (35)               3         (19)           --
                                                                  ------        -----          -------     -------        ------
NET GAIN (LOSS) ON INVESTMENTS ................................    3,235          224            1,646       9,665         3,026
                                                                  ------        -----          -------     -------        ------
Net increase (decrease) in net assets resulting from
   operations .................................................   $6,919        $ 602          $   646     $15,782        $5,899
                                                                  ======        =====          =======     =======        ======

(1)  Amount is less than $500 (not reported in thousands).

(2)  See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.

                                                  See Notes to Financial Statements


                                                                 53

                                                     VIRTUS OPPORTUNITIES TRUST
                                                 STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

                                                                           ---------------------------- ----------------------------
                                                                                  ALPHASECTOR(SM)              ALPHASECTOR(SM)
                                                                                  ALLOCATION FUND               ROTATION FUND
                                                                           ---------------------------- ----------------------------
                                                                             SIX MONTHS                   SIX MONTHS
                                                                                ENDED       YEAR ENDED      ENDED        YEAR ENDED
                                                                           MARCH 31, 2010 SEPTEMBER 30, MARCH 31, 2010 SEPTEMBER 30,
                                                                             (UNAUDITED)       2009       (UNAUDITED)       2009
                                                                           -------------- ------------- -------------- -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .............................................    $   221        $   816       $    890       $  1,022
Net realized gain (loss) .................................................         91         (6,354)          (357)       (17,763)
Net change in unrealized appreciation (depreciation) .....................      2,856          4,618         16,895         13,479
                                                                              -------        -------       --------       --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............      3,168           (920)        17,428         (3,262)
                                                                              -------        -------       --------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...........................................       (151)          (590)          (233)          (670)
Net investment income, Class B ...........................................         --             --             --             --
Net investment income, Class C ...........................................        (99)          (387)           (97)          (424)
Net investment income, Class I ...........................................         (2)            --            (65)            --
Net realized long-term gains, Class A ....................................         --            (76)            --           (558)
Net realized long-term gains, Class B ....................................         --             --             --             --
Net realized long-term gains, Class C ....................................         --            (69)            --           (625)
Net realized long-term gains, Class I ....................................         --             --             --             --
                                                                              -------        -------       --------       --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................       (252)        (1,122)          (395)        (2,277)
                                                                              -------        -------       --------       --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ....................       (297)        (3,417)       110,460         (1,731)
Change in net assets from share transactions, Class B ....................         --             --             --             --
Change in net assets from share transactions, Class C ....................       (263)        (4,112)        52,835         (6,293)
Change in net assets from share transactions, Class I ....................        684             --         49,283             --
                                                                              -------        -------       --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................        124         (7,529)       212,578         (8,024)
                                                                              -------        -------       --------       --------
CAPITAL CONTRIBUTIONS
Fair Funds settlement(1) .................................................         --             --             --             --
                                                                              -------        -------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      3,040         (9,571)       229,611        (13,563)

NET ASSETS
Beginning of period ......................................................     35,724         45,295         77,840         91,403
                                                                              -------        -------       --------       --------
END OF PERIOD ............................................................    $38,764        $35,724       $307,451       $ 77,840
                                                                              =======        =======       ========       ========
Accumulated undistributed net investment income (loss) at end of period ..    $   207        $   238       $    823       $    328

(1)  The Fund was a recipient of a portion of a distribution from a Fair Fund settlement established by the United States Securities and Exchange Commission. The proceeds received were a part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc.
     settlements.

                                                  See Notes to Financial Statements


                                                                 54

----------------------------- --------------------------- ----------------------------
ALTERNATIVES DIVERSIFIER FUND          BOND FUND             CA TAX-EXEMPT BOND FUND
----------------------------- --------------------------- ----------------------------
  SIX MONTHS                    SIX MONTHS                   SIX MONTHS
     ENDED       YEAR ENDED        ENDED      YEAR ENDED       ENDED       YEAR ENDED
MARCH 31, 2010 SEPTEMBER 30,  MARCH 31, 2010 SEPTEMBER 30, MARCH 31, 2010 SEPTEMBER 30,
  (UNAUDITED)       2009        (UNAUDITED)      2009       (UNAUDITED)       2009
-------------- -------------- -------------- ------------ -------------- -------------


   $  3,086      $   3,586       $  4,883      $  7,987       $ 1,183       $ 2,437
     (6,012)       (58,276)         3,171        (2,547)          (67)         (140)
     16,450         (2,181)           456        17,869        (1,730)        4,403
   --------      ---------       --------      --------       -------       -------
     13,524        (56,871)         8,510        23,309          (614)        6,700
   --------      ---------       --------      --------       -------       -------

     (2,706)        (2,270)        (1,378)       (1,659)         (641)       (1,359)
         --             --            (66)         (149)           --            --
     (1,473)          (546)          (135)         (179)           --            --
       (375)            --         (3,057)       (5,993)         (537)       (1,097)
         --             --             --            --            --           (21)
         --             --             --            --            --            --
         --             --             --            --            --            --
         --             --             --            --            --           (15)
   --------      ---------       --------      --------       -------       -------
     (4,554)        (2,816)        (4,636)       (7,980)       (1,178)       (2,492)
   --------      ---------       --------      --------       -------       -------

    (40,021)       (58,940)        (1,534)       38,228          (944)       (2,877)
         --             --           (940)         (197)           --            --
     (9,299)       (18,076)          (686)        4,714            --            --
     34,326             --        (28,168)       (7,351)        1,169        (4,081)
   --------      ---------       --------      --------       -------       -------
    (14,994)       (77,016)       (31,328)       35,394           225        (6,958)
   --------      ---------       --------      --------       -------       -------

         --             --             --            37            --            12
   --------      ---------       --------      --------       -------       -------
     (6,024)      (136,703)       (27,454)       50,760        (1,567)       (2,738)


    268,555        405,258        223,327       172,567        59,352        62,090
   --------      ---------       --------      --------       -------       -------
   $262,531      $ 268,555       $195,873      $223,327       $57,785       $59,352
   ========      =========       ========      ========       =======       =======
   $    336      $   1,804       $    329      $     82       $    56       $    51

                                                  See Notes to Financial Statements


                                                                 55

                                                     VIRTUS OPPORTUNITIES TRUST
                                           STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                           ---------------------------- ----------------------------

                                                                            GLOBAL INFRASTRUCTURE FUND    GLOBAL OPPORTUNITIES FUND
                                                                           ---------------------------- ----------------------------
                                                                             SIX MONTHS                   SIX MONTHS
                                                                                ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                                           MARCH 31, 2010 SEPTEMBER 30, MARCH 31, 2010 SEPTEMBER 30,
                                                                             (UNAUDITED)       2009       (UNAUDITED)       2009
                                                                           -------------- ------------- -------------- -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .............................................    $    857       $  2,363       $   327       $    600
Net realized gain (loss) .................................................      (1,429)       (10,235)        3,752        (31,976)
Net change in unrealized appreciation (depreciation) .....................       4,903          6,299         3,025         19,640
                                                                              --------       --------       -------       --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............       4,331         (1,573)        7,104        (11,736)
                                                                              --------       --------       -------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...........................................        (446)        (2,172)         (614)          (729)
Net investment income, Class B ...........................................          --             --           (11)           (16)
Net investment income, Class C ...........................................         (57)          (103)           (6)            (9)
Net investment income, Class I ...........................................        (528)            (8)           --             --
Net realized short-term gains, Class A ...................................          --             --            --             --
Net realized short-term gains, Class B ...................................          --             --            --             --
Net realized short-term gains, Class C ...................................          --             --            --             --
Net realized short-term gains, Class I ...................................          --             --            --             --
Net realized long-term gains, Class A ....................................          --           (448)           --             --
Net realized long-term gains, Class B ....................................          --             --            --             --
Net realized long-term gains, Class C ....................................          --            (12)           --             --
Net realized long-term gains, Class I ....................................          --             (1)           --             --
                                                                              --------       --------       -------       --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................      (1,031)        (2,744)         (631)          (754)
                                                                              --------       --------       -------       --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ....................     (38,197)         6,209        (1,159)        (7,674)
Change in net assets from share transactions, Class B ....................          --             --          (193)          (572)
Change in net assets from share transactions, Class C ....................       1,104          3,849            39           (163)
Change in net assets from share transactions, Class I ....................      38,347            238            --             --
                                                                              --------       --------       -------       --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................       1,254         10,296        (1,313)        (8,409)
                                                                              --------       --------       -------       --------
CAPITAL CONTRIBUTIONS
Fair Funds settlement(2) .................................................          --             --            --            157
                                                                              --------       --------       -------       --------
NET INCREASE (DECREASE) IN NET ASSETS ....................................       4,554          5,979         5,160        (20,742)

NET ASSETS
Beginning of period ......................................................      83,581         77,602        55,789         76,531
                                                                              --------       --------       -------       --------
END OF PERIOD ............................................................    $ 88,135       $ 83,581       $60,949       $ 55,789
                                                                              ========       ========       =======       ========
Accumulated undistributed net investment income (loss) at end of period ..    $    (13)      $    161       $   224       $    528

(1)  Amount is less than $500 (not reported in thousands).

(2)  The Fund was a recipient of a portion of a distribution from a Fair Fund settlement established by the United States Securities and Exchange Commission. The proceeds received were a part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc.
     settlements.

                                                  See Notes to Financial Statements


                                                                 56

------------------------------- -------------------------------- --------------------------------
       GLOBAL REAL ESTATE             GREATER ASIA EX JAPAN              GREATER EUROPEAN
        SECURITIES FUND                OPPORTUNITIES FUND               OPPORTUNITIES FUND
------------------------------- -------------------------------- --------------------------------
                     FROM                             FROM                             FROM
  SIX MONTHS       INCEPTION      SIX MONTHS       INCEPTION       SIX MONTHS       INCEPTION
     ENDED     MARCH 2, 2009 TO      ENDED     APRIL 21, 2009 TO      ENDED     APRIL 21, 2009 TO
MARCH 31, 2010   SEPTEMBER 30,  MARCH 31, 2010   SEPTEMBER 30,   MARCH 31, 2010   SEPTEMBER 30,
  (UNAUDITED)        2009         (UNAUDITED)         2009         (UNAUDITED)         2009
-------------- ---------------- -------------- ----------------- -------------- -----------------


    $   30          $   30          $    5           $   48          $   35           $   61
        42              94             147              146             239               65
       177             731             563            1,333             235            1,368
    ------          ------          ------           ------          ------           ------
       249             855             715            1,527             509            1,494
    ------          ------          ------           ------          ------           ------

      (136)             --             (67)              --             (71)              --
        --              --              --               --              --               --
       (16)             --              (1)              --              (1)              --
       (44)             --              (1)              --              (2)              --
       (54)             --            (159)              --            (203)              --
        --              --              --               --              --               --
        (7)             --              (3)              --              (7)              --
       (17)             --              (3)              --              (4)              --
        (3)             --              --               --              --               --
        --              --              --               --              --               --
        --(1)           --              --               --              --               --
        (1)             --              --               --              --               --
    ------          ------          ------           ------          ------           ------
      (278)             --            (234)              --            (288)              --
    ------          ------          ------           ------          ------           ------

       229             899             738            4,964             494            4,809
        --              --              --               --              --               --
        35             109              29              100             (58)             159
       455             100               5              100               6              100
    ------          ------          ------           ------          ------           ------
       719           1,108             772            5,164             442            5,068
    ------          ------          ------           ------          ------           ------

        --              --              --               --              --               --
    ------          ------          ------           ------          ------           ------
       690           1,963           1,253            6,691             663            6,562


     1,963              --           6,691               --           6,562               --
    ------          ------          ------           ------          ------           ------
    $2,653          $1,963          $7,944           $6,691          $7,225           $6,562
    ======          ======          ======           ======          ======           ======
    $ (124)         $   42          $    5           $   69          $    7           $   46

                                                  See Notes to Financial Statements


                                                                 57

                                                     VIRTUS OPPORTUNITIES TRUST
                                           STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                           ---------------------------- ----------------------------
                                                                                                          INTERNATIONAL REAL ESTATE
                                                                                  HIGH YIELD FUND              SECURITIES FUND
                                                                           ---------------------------- ----------------------------
                                                                             SIX MONTHS                   SIX MONTHS
                                                                                ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                                           MARCH 31, 2010 SEPTEMBER 30, MARCH 31, 2010 SEPTEMBER 30,
                                                                             (UNAUDITED)       2009       (UNAUDITED)       2009
                                                                           -------------- ------------- -------------- -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .............................................     $ 3,684       $  7,387      $    378       $  1,719
Net realized gain (loss) .................................................       3,182        (18,245)         (699)       (23,503)
Net change in unrealized appreciation (depreciation) .....................          53         16,375           923         11,782
                                                                               -------       --------      --------       --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............       6,919          5,517           602        (10,002)
                                                                               -------       --------      --------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...........................................      (3,498)        (7,268)         (145)        (1,995)
Net investment income, Class B ...........................................         (32)           (81)           --             --
Net investment income, Class C ...........................................         (63)          (102)          (35)           (15)
Net investment income, Class I ...........................................          --             --        (2,179)            (3)
Net realized short-term gains, Class A ...................................          --             --            --             --
Net realized short-term gains, Class B ...................................          --             --            --             --
Net realized short-term gains, Class C ...................................          --             --            --             --
Net realized short-term gains, Class I ...................................          --             --            --             --
                                                                               -------       --------      --------       --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................      (3,593)        (7,451)       (2,359)        (2,013)
                                                                               -------       --------      --------       --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ....................      (5,258)          (524)      (29,052)       (16,660)
Change in net assets from share transactions, Class B ....................        (267)          (271)           --             --
Change in net assets from share transactions, Class C ....................         319            155            66            212
Change in net assets from share transactions, Class I ....................          --             --        26,486              8
                                                                               -------       --------      --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................      (5,206)          (640)       (2,500)       (16,440)
                                                                               -------       --------      --------       --------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      (1,880)        (2,574)       (4,257)       (28,455)

NET ASSETS
Beginning of period ......................................................      93,164         95,738        32,662         61,117
                                                                               -------       --------      --------       --------
END OF PERIOD ............................................................     $91,284       $ 93,164      $ 28,405       $ 32,662
                                                                               =======       ========      ========       ========
Accumulated undistributed net investment income (loss) at end of period ..     $   213       $    122      $ (1,774)      $    207

                                                  See Notes to Financial Statements


                                                                 58

---------------------------- ------------------------------ ----------------------------

     MARKET NEUTRAL FUND     MULTI-SECTOR FIXED INCOME FUND   SENIOR FLOATING RATE FUND
---------------------------- ------------------------------ ----------------------------
  SIX MONTHS                   SIX MONTHS                     SIX MONTHS
     ENDED       YEAR ENDED       ENDED        YEAR ENDED        ENDED       YEAR ENDED
MARCH 31, 2010 SEPTEMBER 30, MARCH 31, 2010  SEPTEMBER 30,  MARCH 31, 2010 SEPTEMBER 30,
  (UNAUDITED)       2009       (UNAUDITED)        2009        (UNAUDITED)       2009
-------------- ------------- -------------- --------------- -------------- -------------


   $ (1,000)     $ (2,043)      $   6,117      $   7,746       $  2,873       $  1,958
      4,623          (795)          2,275         (9,528)         1,343            923
     (2,977)        8,585           7,390         24,573          1,683          5,291
   --------      --------       ---------      ---------       --------       --------
        646         5,747          15,782         22,791          5,899          8,172
   --------      --------       ---------      ---------       --------       --------

         --            --          (3,430)        (6,623)        (1,641)        (1,919)
         --            --            (367)          (854)            --             --
         --            --          (1,255)        (1,656)          (205)           (51)
         --            --            (608)            --           (952)           (18)
         --            --              --             --           (551)           (56)
         --            --              --             --             --             --
         --            --              --             --           (103)            (2)
         --            --              --             --           (552)            (1)
   --------      --------       ---------      ---------       --------       --------
         --            --          (5,660)        (9,133)        (4,004)        (2,047)
   --------      --------       ---------      ---------       --------       --------

    (57,429)      (50,048)         (7,036)        25,286         27,957         32,707
       (461)         (336)             63            169             --             --
        (53)         (793)         11,078         19,964         11,736          2,212
     72,194            --          21,000             --         28,706            137
   --------      --------       ---------      ---------       --------       --------
     14,251       (51,177)         25,105         45,419         68,399         35,056
   --------      --------       ---------      ---------       --------       --------
     14,897       (45,430)         35,227         59,077         70,294         41,181


     80,618       126,048         176,618        117,541         56,121         14,940
   --------      --------       ---------      ---------       --------       --------
   $ 95,515      $ 80,618       $ 211,845      $ 176,618       $126,415       $ 56,121
   ========      ========       =========      =========       ========       ========
   $ (1,003)     $     (3)      $     680      $     223       $     75       $     --

                                                  See Notes to Financial Statements


                                                                 59

                                                     VIRTUS OPPORTUNITIES TRUST
                                                        FINANCIAL HIGHLIGHTS
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 NET
                                ASSET       NET        CAPITAL GAIN        NET        TOTAL    DIVIDENDS DISTRIBUTIONS
                                VALUE,  INVESTMENT     DISTRIBUTIONS  REALIZED AND    FROM     FROM NET     FROM NET
                              BEGINNING   INCOME       RECEIVED FROM   UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL
                              OF PERIOD   (LOSS)     AFFILIATED FUNDS  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------
ALPHASECTOR(SM) ALLOCATION FUND
-------------------------------
CLASS A
10/1/09 to 3/31/10(10)          $ 9.56     0.08(2)           --           0.79        0.87      (0.08)          --         (0.08)
10/1/08 to 9/30/09                9.78     0.23(2)           --          (0.15)       0.08      (0.27)       (0.03)        (0.30)
10/1/07 to 9/30/08               12.01     0.26(2)         0.19(2)       (2.32)      (1.87)     (0.26)       (0.10)        (0.36)
8/1/07 to 9/30/07                12.02     0.02(2)           --           0.40        0.42      (0.05)       (0.38)        (0.43)
8/1/06 to 7/31/07                11.31     0.27(2)         0.46(2)        0.59        1.32      (0.43)       (0.18)        (0.61)
8/4/05 to 7/31/06                11.61     0.22(2)         0.10(2)        0.18        0.50      (0.23)       (0.57)        (0.80)
8/1/04 to 7/31/05                10.74     0.17            0.06           0.81        1.04      (0.17)          --(5)      (0.17)
CLASS C
10/1/09 to 3/31/10(10)          $ 9.54     0.04(2)           --           0.79        0.83      (0.06)          --         (0.06)
10/1/08 to 9/30/09                9.75     0.16(2)           --          (0.14)       0.02      (0.20)       (0.03)        (0.23)
10/1/07 to 9/30/08               11.98     0.18(2)         0.20(2)       (2.33)      (1.95)     (0.18)       (0.10)        (0.28)
8/1/07 to 9/30/07                12.00     0.01(2)           --           0.40        0.41      (0.05)       (0.38)        (0.43)
8/1/06 to 7/31/07                11.30     0.18(2)         0.46(2)        0.58        1.22      (0.34)       (0.18)        (0.52)
8/4/05 to 7/31/06                11.60     0.12(2)         0.10(2)        0.19        0.41      (0.14)       (0.57)        (0.71)
8/1/04 to 7/31/05                10.72     0.09            0.06           0.81        0.96      (0.08)          --(5)      (0.08)
CLASS I
10/1/09(6) to 3/31/10(10)       $ 9.39     0.12(2)           --           0.94        1.06      (0.08)          --         (0.08)
-----------------------------
ALPHASECTOR(SM) ROTATION FUND
-----------------------------
CLASS A
10/1/09 to 3/31/10(10)          $ 9.34     0.07(2)           --           0.94        1.01      (0.03)          --         (0.03)
10/1/08 to 9/30/09                9.95     0.15(2)           --          (0.48)      (0.33)     (0.15)       (0.13)        (0.28)
10/1/07 to 9/30/08               12.81     0.18(2)         0.29(2)       (2.92)      (2.45)     (0.24)       (0.17)        (0.41)
8/1/07 to 9/30/07                12.91     0.02(2)           --           0.53        0.55      (0.03)       (0.62)        (0.65)
8/1/06 to 7/31/07                11.89     0.20(2)         0.60(2)        0.86        1.66      (0.42)       (0.22)        (0.64)
8/4/05 to 7/31/06                12.07     0.15(2)         0.12(2)        0.40        0.67      (0.16)       (0.69)        (0.85)
8/1/04 to 7/31/05                10.89     0.11(2)         0.07(2)        1.10        1.28      (0.10)          --(5)      (0.10)
CLASS C
10/1/09 to 3/31/10(10)          $ 9.29     0.02(2)           --           0.94        0.96      (0.02)          --         (0.02)
10/1/08 to 9/30/09                9.88     0.08(2)           --          (0.45)      (0.37)     (0.09)       (0.13)        (0.22)
10/1/07 to 9/30/08               12.74     0.09(2)         0.30(2)       (2.92)      (2.53)     (0.16)       (0.17)        (0.33)
8/1/07 to 9/30/07                12.85       --(2)(5)        --           0.54        0.54      (0.03)       (0.62)        (0.65)
8/1/06 to 7/31/07                11.84     0.10(2)         0.60(2)        0.86        1.56      (0.33)       (0.22)        (0.55)
8/4/05 to 7/31/06                12.02     0.06(2)         0.12(2)        0.40        0.58      (0.07)       (0.69)        (0.76)
8/1/04 to 7/31/05                10.86     0.02(2)         0.07(2)        1.10        1.19      (0.03)          --(5)      (0.03)
CLASS I
10/1/09(6) to 3/31/10(10)       $ 9.11     0.10(2)           --           1.15        1.25      (0.03)          --         (0.03)
-----------------------------
ALTERNATIVES DIVERSIFIER FUND
-----------------------------
CLASS A
10/1/09 to 3/31/10(10)          $ 9.43     0.13(2)         0.02(2)        0.36        0.51      (0.18)          --         (0.18)
10/1/08 to 9/30/09               10.62     0.13(2)         0.01(2)       (1.22)      (1.08)     (0.11)          --         (0.11)
10/1/07 to 9/30/08               11.80     0.10(2)         0.11(2)       (1.25)      (1.04)     (0.14)          --         (0.14)
8/1/07 to 9/30/07                11.15     0.03(2)           --           0.69        0.72      (0.01)       (0.06)        (0.07)
8/1/06 to 7/31/07                10.63     0.18(2)         0.13(2)        0.41(9)     0.72      (0.20)          --(5)      (0.20)
11/30/05(6) to 7/31/06           10.00     0.08(2)         0.02(2)        0.57        0.67      (0.04)          --         (0.04)

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 60

                                                           RATIO OF GROSS      RATIO OF
                                                               EXPENSES          NET
            NET                     NET      RATIO OF NET     TO AVERAGE      INVESTMENT
           ASSET                  ASSETS,      OPERATING      NET ASSETS        INCOME
CHANGE IN  VALUE,                 END OF      EXPENSES TO       (BEFORE       (LOSS) TO  PORTFOLIO
NET ASSET  END OF   TOTAL         PERIOD      AVERAGE NET     WAIVERS AND    AVERAGE NET  TURNOVER
  VALUE    PERIOD RETURN(1)   (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)(8)   ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------------------





   0.79    $10.35    9.08%(4)    $ 20,244        1.04%(3)        1.13%(3)     1.56%(3)       26%(4)
  (0.22)     9.56    1.33          18,989        0.59            0.59         2.71          111
  (2.23)     9.78  (15.94)         23,358        0.22(7)         0.47         2.36           24
  (0.01)    12.01    3.48(4)       29,742        0.27(3)         0.48(3)      1.15(3)         2(4)
   0.71     12.02   11.82          29,304        0.05            0.46         2.28           41
  (0.30)    11.31    4.43          24,768        0.26(7)         0.56         1.92           67
   0.87     11.61    9.74          20,696        0.52            0.65         1.56            5

   0.77    $10.31    8.70%(4)    $ 17,808        1.79%(3)        1.88%(3)     0.79%(3)       26%(4)
  (0.21)     9.54    0.59          16,735        1.34            1.34         1.92          111
  (2.23)     9.75  (16.59)         21,937        0.97(7)         1.22         1.64           24
  (0.02)    11.98    3.40(4)       32,320        1.01(3)         1.23(3)      0.39(3)         2(4)
   0.70     12.00   10.90          32,286        0.80            1.21         1.53           41
  (0.30)    11.30    3.63          33,776        1.03(7)         1.31         1.08           67
   0.88     11.60    9.03          40,252        1.27            1.40         0.80            5

   0.98    $10.37   11.27%(4)    $    712        0.84%(3)        0.93%(3)     2.39%(3)       26%(4)




   0.98    $10.32   10.81%(4)    $156,545        1.03%(3)        1.03%(3)     1.32%(3)       11%(4)
  (0.61)     9.34   (2.81)         37,722        0.64            0.64         1.80          131
  (2.86)     9.95  (19.66)         41,396        0.21(7)         0.45         1.57           23
  (0.10)    12.81    4.23(4)       58,663        0.26(3)         0.49(3)      0.72(3)         2(4)
   1.02     12.91   14.16          56,857        0.06            0.45         1.54           43
  (0.18)    11.89    5.76          51,755        0.20(7)         0.45         1.25           74
   1.18     12.07   11.76          47,934        0.40            0.45         0.93            4

   0.94    $10.23   10.30%(4)    $ 99,152        1.78%(3)        1.78%(3)     0.46%(3)       11%(4)
  (0.59)     9.29   (3.41)         40,118        1.38            1.38         1.03          131
  (2.86)     9.88  (20.35)         50,007        0.96(7)         1.20         0.81           23
  (0.11)    12.74    4.17(4)       77,181        1.01(3)         1.24(3)     (0.03)(3)        2(4)
   1.01     12.85   13.29          76,049        0.80            1.20         0.79           43
  (0.18)    11.84    4.99          75,168        0.96(7)         1.19         0.48           74
   1.16     12.02   11.01          84,281        1.15            1.20         0.19            4

   1.22    $10.33   13.72%(4)    $ 51,754        0.79%(3)        0.79%(3)     2.01%(3)       11%(4)




   0.33    $ 9.76    5.41%(4)    $132,182        0.45%(3)        0.72%(3)     2.63%(3)        3%(4)
  (1.19)     9.43  (10.00)        167,472        0.29            0.58         1.62           20
  (1.18)    10.62   (8.94)        267,294        0.31            0.52         0.89           32
   0.65     11.80    6.45(4)      109,620        0.34(3)         0.54(3)      1.74(3)        18(4)
   0.52     11.15    6.76          95,230        0.26            0.51         1.61           11
   0.63     10.63    6.72(4)        1,231        0.20(3)        31.52(3)      1.11(3)        81(4)

                                                  See Notes to Financial Statements


                                                                 61

                                                     VIRTUS OPPORTUNITIES TRUST
                                                        FINANCIAL HIGHLIGHTS
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               NET
                              ASSET       NET      CAPITAL GAIN        NET        TOTAL    DIVIDENDS DISTRIBUTIONS
                              VALUE,  INVESTMENT   DISTRIBUTIONS  REALIZED AND    FROM     FROM NET     FROM NET
                            BEGINNING   INCOME     RECEIVED FROM   UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL
                            OF PERIOD  (LOSS)(2) AFFILIATED FUNDS  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
ALTERNATIVES DIVERSIFIER FUND (CONTINUED)
-----------------------------------------
CLASS C
10/1/09 to 3/31/10(10)        $ 9.34     0.09         0.02(2)         0.35        0.46      (0.14)          --         (0.14)
10/1/08 to 9/30/09             10.50     0.07         0.01(2)        (1.19)      (1.11)     (0.05)          --         (0.05)
10/1/07 to 9/30/08             11.70     0.02         0.12(2)        (1.27)      (1.13)     (0.07)          --         (0.07)
8/1/07 to 9/30/07              11.07     0.02           --            0.68        0.70      (0.01)       (0.06)        (0.07)
8/1/06 to 7/31/07              10.58     0.11         0.14(2)         0.38(9)     0.63      (0.14)          --(5)      (0.14)
11/30/05(6) to 7/31/06         10.00     0.03         0.04(2)         0.54        0.61      (0.03)          --         (0.03)
CLASS I
10/1/09(6) to 3/31/10(10)     $ 9.27     0.13         0.02(2)         0.54        0.69      (0.19)          --         (0.19)
---------
BOND FUND
---------
CLASS A
10/1/09 to 3/31/10(10)        $10.57     0.23           --            0.17        0.40      (0.22)          --         (0.22)
10/1/08 to 9/30/09              9.75     0.42           --            0.82        1.24      (0.42)          --         (0.42)
10/1/07 to 9/30/08             10.21     0.42           --           (0.45)      (0.03)     (0.43)          --         (0.43)
10/1/06 to 9/30/07             10.27     0.44           --           (0.05)       0.39      (0.45)          --         (0.45)
10/1/05 to 9/30/06             10.46     0.43           --           (0.06)       0.37      (0.41)       (0.15)        (0.56)
10/1/04 to 9/30/05             10.63     0.34           --           (0.11)       0.23      (0.34)       (0.06)        (0.40)
CLASS B
10/1/09 to 3/31/10(10)        $10.34     0.18           --            0.17        0.35      (0.18)          --         (0.18)
10/1/08 to 9/30/09              9.55     0.34           --            0.80        1.14      (0.35)          --         (0.35)
10/1/07 to 9/30/08             10.01     0.33           --           (0.43)      (0.10)     (0.36)          --         (0.36)
10/1/06 to 9/30/07             10.07     0.35           --           (0.04)       0.31      (0.37)          --         (0.37)
10/1/05 to 9/30/06             10.28     0.34           --           (0.06)       0.28      (0.34)       (0.15)        (0.49)
10/1/04 to 9/30/05             10.44     0.25           --           (0.09)       0.16      (0.26)       (0.06)        (0.32)
CLASS C
10/1/09 to 3/31/10(10)        $10.37     0.19           --            0.16        0.35      (0.18)          --         (0.18)
10/1/08 to 9/30/09              9.58     0.34           --            0.80        1.14      (0.35)          --         (0.35)
10/1/07 to 9/30/08             10.04     0.31           --           (0.41)      (0.10)     (0.36)          --         (0.36)
10/1/06 to 9/30/07             10.09     0.35           --           (0.03)       0.32      (0.37)          --         (0.37)
10/1/05 to 9/30/06             10.30     0.34           --           (0.06)       0.28      (0.34)       (0.15)        (0.49)
10/1/04 to 9/30/05             10.46     0.25           --           (0.09)       0.16      (0.26)       (0.06)        (0.32)
CLASS I
10/1/09 to 3/31/10(10)        $10.68     0.24           --            0.18        0.42      (0.24)          --         (0.24)
10/1/08 to 9/30/09              9.86     0.45           --            0.83        1.28      (0.46)          --         (0.46)
10/1/07 to 9/30/08             10.32     0.53           --           (0.54)      (0.01)     (0.45)          --         (0.45)
10/1/06 to 9/30/07             10.36     0.46           --           (0.02)       0.44      (0.48)          --         (0.48)
10/1/05 to 9/30/06             10.56     0.47           --           (0.08)       0.39      (0.44)       (0.15)        (0.59)
10/1/04 to 9/30/05             10.73     0.37           --           (0.11)       0.26      (0.37)       (0.06)        (0.43)
-----------------------
CA TAX-EXEMPT BOND FUND
-----------------------
CLASS A
10/1/09 to 3/31/10(10)        $12.29     0.24           --           (0.37)      (0.13)     (0.24)          --         (0.24)
10/1/08 to 9/30/09             11.41     0.47           --            0.90        1.37      (0.48)       (0.01)        (0.49)
10/1/07 to 9/30/08             12.09     0.46           --           (0.68)      (0.22)     (0.46)          --         (0.46)
5/1/07 to 9/30/07              12.26     0.19           --           (0.17)       0.02      (0.18)       (0.01)        (0.19)
5/1/06 to 4/30/07              12.19     0.47           --            0.18        0.65      (0.48)       (0.10)        (0.58)
5/1/05 to 4/30/06              12.71     0.49           --           (0.39)       0.10      (0.49)       (0.13)        (0.62)
5/1/04 to 4/30/05              12.49     0.48           --            0.30        0.78      (0.47)       (0.09)        (0.56)
CLASS I
10/1/09 to 3/31/10(10)        $12.28     0.25           --           (0.37)      (0.12)     (0.25)          --         (0.25)
10/1/08 to 9/30/09             11.41     0.50           --            0.88        1.38      (0.50)       (0.01)        (0.51)
10/1/07 to 9/30/08             12.08     0.49           --           (0.67)      (0.18)     (0.49)          --         (0.49)
5/1/07 to 9/30/07              12.25     0.20           --           (0.17)       0.03      (0.19)       (0.01)        (0.20)
9/29/06(6) to 4/30/07          12.43     0.28           --           (0.06)       0.22      (0.30)       (0.10)        (0.40)

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 62

                                                           RATIO OF GROSS     RATIO OF
                                                              EXPENSES          NET
            NET                    NET      RATIO OF NET     TO AVERAGE      INVESTMENT
           ASSET                 ASSETS,      OPERATING      NET ASSETS        INCOME
CHANGE IN  VALUE,                END OF      EXPENSES TO       (BEFORE       (LOSS) TO  PORTFOLIO
NET ASSET  END OF   TOTAL        PERIOD      AVERAGE NET     WAIVERS AND    AVERAGE NET  TURNOVER
  VALUE    PERIOD RETURN(1)  (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)(8)   ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------------------




   0.32    $ 9.66   4.96%(4)    $ 95,116        1.20%(3)        1.47%(3)       1.84%(3)     3%(4)
  (1.16)     9.34 (10.55)        101,083        1.04            1.33           0.91        20
  (1.20)    10.50  (9.71)        137,964        1.06            1.27           0.14        32
   0.63     11.70   6.32(4)       68,343        1.09(3)         1.29(3)        0.99(3)     18(4)
   0.49     11.07   6.01          60,669        1.01            1.26           0.93        11
   0.58     10.58   6.16(4)          581        0.95(3)        46.88(3)        0.38(3)     81(4)

   0.50    $ 9.77   7.40%(4)    $ 35,233        0.20%(3)        0.48%(3)       2.73%(3)     3%(4)




   0.18    $10.75   3.75%(4)    $ 65,800        0.83%(3)        0.92%(3)       4.31%(3)    73%(4)
   0.82     10.57  13.12          66,232        0.85            1.01           4.15       274
  (0.46)     9.75  (0.49)         23,823        1.12(7)         1.17           4.10       325
  (0.06)    10.21   4.09          29,077        1.12            1.12           4.25       266
  (0.19)    10.27   3.51          28,022        1.11            1.15           4.21       275
  (0.17)    10.46   2.14          29,501        1.15            1.19           3.20       221

   0.17    $10.51   3.43%(4)    $  3,336        1.58%(3)        1.67%(3)       3.54%(3)    73%(4)
   0.79     10.34  12.23           4,212        1.59            1.75           3.52       274
  (0.46)     9.55  (1.23)          4,075        1.87(7)         1.92           3.35       325
  (0.06)    10.01   3.26           4,294        1.87            1.87           3.49       266
  (0.21)    10.07   2.80           5,459        1.88            2.30           3.43       275
  (0.16)    10.28   1.36           6,706        1.90            2.30           2.45       221

   0.17    $10.54   3.42%(4)    $  7,490        1.58%(3)        1.67%(3)       3.55%(3)    73%(4)
   0.79     10.37  12.19           8,048        1.59            1.75           3.43       274
  (0.46)     9.58  (1.14)          2,839        1.86(7)         1.92           3.33       325
  (0.05)    10.04   3.25           1,534        1.87            1.87           3.50       266
  (0.21)    10.09   2.79           1,401        1.88            3.44           3.41       275
  (0.16)    10.30   1.35           2,038        1.90            2.90           2.44       221

   0.18    $10.86   3.92%(4)    $119,247        0.58%(3)        0.67%(3)       4.56%(3)    73%(4)
   0.82     10.68  13.34         144,835        0.59            0.75           4.52       274
  (0.46)     9.86  (0.16)        141,830        0.76(7)         0.85           4.38       325
  (0.04)    10.32   4.32          52,044        0.87            0.87           4.49       266
  (0.20)    10.36   3.84          63,156        0.82            0.82           4.59       275
  (0.17)    10.56   2.44          30,126        0.89            0.89           3.45       221




  (0.37)   $11.92  (1.07)%(4)   $ 31,777        0.85%(3)        0.99%(3)       3.98%(3)     3%(4)
   0.88     12.29  12.31          33,728        0.85            1.02           4.10         8
  (0.68)    11.41  (1.94)         34,197        0.85            1.01           3.82        10
  (0.17)    12.09   0.18(4)       39,094        0.88(3)         1.05(3)        3.74(3)      4(4)
   0.07     12.26   5.40          42,243        0.87            1.10           3.81        19
  (0.52)    12.19   0.71          46,214        1.02(7)         1.28           3.89         8
   0.22     12.71   6.48          53,113        1.19            1.19           3.78        11

  (0.37)   $11.91  (0.95)%(4)   $ 26,008        0.60%(3)        0.74%(3)       4.24%(3)     3%(4)
   0.87     12.28  12.50          25,624        0.60            0.77           4.35         8
  (0.67)    11.41  (1.61)         27,893        0.60            0.76           4.07        10
  (0.17)    12.08   0.30(4)       28,277        0.64(3)         0.80(3)        3.99(3)      4(4)
  (0.18)    12.25   1.79(4)       28,952        0.64(3)         0.79(3)        3.90(3)     19(4)

                                                  See Notes to Financial Statements


                                                                 63

                                                     VIRTUS OPPORTUNITIES TRUST
                                                        FINANCIAL HIGHLIGHTS
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET
                                     ASSET       NET         NET        TOTAL    DIVIDENDS DISTRIBUTIONS
                                     VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET     FROM NET                 CHANGE IN
                                   BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                                   OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
------------------------------------------------------------------------------------------------------------------------------------
--------------------------
GLOBAL INFRASTRUCTURE FUND
--------------------------
CLASS A
10/1/09 to 3/31/10(10)               $ 9.97     0.09        0.42        0.51      (0.12)          --         (0.12)       0.39
10/1/08 to 9/30/09                    10.91     0.31       (0.87)      (0.56)     (0.30)       (0.08)        (0.38)      (0.94)
10/1/07 to 9/30/08                    13.70     0.31       (2.31)      (2.00)     (0.28)       (0.51)        (0.79)      (2.79)
5/1/07 to 9/30/07                     13.66     0.18        0.23        0.41      (0.23)       (0.14)        (0.37)       0.04
5/1/06 to 4/30/07                     10.60     0.44        3.03        3.47      (0.41)          --         (0.41)       3.06
5/1/05 to 4/30/06                     10.13     0.42        0.44        0.86      (0.39)          --         (0.39)       0.47
12/30/04(6) to 4/30/05                10.00     0.13        0.08        0.21      (0.08)          --         (0.08)       0.13
CLASS C
10/1/09 to 3/31/10(10)               $ 9.95     0.06        0.41        0.47      (0.08)          --         (0.08)       0.39
10/1/08 to 9/30/09                    10.89     0.26       (0.89)      (0.63)     (0.23)       (0.08)        (0.31)      (0.94)
10/1/07 to 9/30/08                    13.66     0.23       (2.31)      (2.08)     (0.18)       (0.51)        (0.69)      (2.77)
5/1/07 to 9/30/07                     13.62     0.14        0.22        0.36      (0.18)       (0.14)        (0.32)       0.04
5/1/06 to 4/30/07                     10.57     0.37        3.01        3.38      (0.33)          --         (0.33)       3.05
5/1/05 to 4/30/06                     10.12     0.35        0.43        0.78      (0.33)          --         (0.33)       0.45
12/30/04(6) to 4/30/05                10.00     0.12        0.07        0.19      (0.07)          --         (0.07)       0.12
CLASS I
10/1/09 to 3/31/10(10)               $ 9.96     0.12        0.41        0.53      (0.13)          --         (0.13)       0.40
10/1/08 to 9/30/09                    10.90     0.34       (0.87)      (0.53)     (0.33)       (0.08)        (0.41)      (0.94)
6/6/08(6) to 9/30/08                  13.41     0.07       (2.40)      (2.33)     (0.18)          --         (0.18)      (2.51)
-------------------------
GLOBAL OPPORTUNITIES FUND
-------------------------
CLASS A
10/1/09 to 3/31/10(10)               $ 6.67     0.04        0.83        0.87      (0.08)          --         (0.08)       0.79
10/1/08 to 9/30/09                     7.82     0.07       (1.14)      (1.07)     (0.08)          --         (0.08)      (1.15)
10/1/07 to 9/30/08                    11.59     0.13       (3.59)      (3.46)     (0.09)       (0.22)        (0.31)      (3.77)
7/1/07 to 9/30/07                     12.15     0.02        0.20        0.22      (0.08)       (0.70)        (0.78)      (0.56)
7/1/06 to 6/30/07                      9.86     0.11        2.30        2.41      (0.12)          --         (0.12)       2.29
7/1/05 to 6/30/06                      8.38     0.07        1.51        1.58      (0.10)          --         (0.10)       1.48
7/1/04 to 6/30/05                      7.72     0.08        0.68        0.76      (0.10)          --         (0.10)       0.66
CLASS B
10/1/09 to 3/31/10(10)               $ 6.00     0.01        0.74        0.75      (0.05)          --         (0.05)       0.70
10/1/08 to 9/30/09                     7.06     0.02       (1.02)      (1.00)     (0.06)          --         (0.06)      (1.06)
10/1/07 to 9/30/08                    10.48     0.04       (3.22)      (3.18)     (0.02)       (0.22)        (0.24)      (3.42)
7/1/07 to 9/30/07                     11.04       --(5)     0.18        0.18      (0.04)       (0.70)        (0.74)      (0.56)
7/1/06 to 6/30/07                      8.98     0.02        2.10        2.12      (0.06)          --         (0.06)       2.06
7/1/05 to 6/30/06                      7.65       --(5)     1.37        1.37      (0.04)          --         (0.04)       1.33
7/1/04 to 6/30/05                      7.05     0.02        0.63        0.65      (0.05)          --         (0.05)       0.60
CLASS C
10/1/09 to 3/31/10(10)               $ 5.97     0.01        0.73        0.74      (0.05)          --         (0.05)       0.69
10/1/08 to 9/30/09                     7.03     0.02       (1.02)      (1.00)     (0.06)          --         (0.06)      (1.06)
10/1/07 to 9/30/08                    10.44     0.05       (3.22)      (3.17)     (0.02)       (0.22)        (0.24)      (3.41)
7/1/07 to 9/30/07                     11.01       --(5)     0.17        0.17      (0.04)       (0.70)        (0.74)      (0.57)
7/1/06 to 6/30/07                      8.95     0.02        2.10        2.12      (0.06)          --         (0.06)       2.06
7/1/05 to 6/30/06                      7.62       --(5)     1.37        1.37      (0.04)          --         (0.04)       1.33
7/1/04 to 6/30/05                      7.03     0.02        0.62        0.64      (0.05)          --         (0.05)       0.59
----------------------------------
GLOBAL REAL ESTATE SECURITIES FUND
----------------------------------
CLASS A
10/1/09 to 3/31/10(10)               $18.33     0.22        1.60        1.82      (1.55)       (0.65)        (2.20)      (0.38)
3/2/09(6) to 9/30/09                  10.00     0.30        8.03        8.33         --           --            --        8.33

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 64

                                                     RATIO OF GROSS     RATIO OF
                                                        EXPENSES          NET
  NET                    NET       RATIO OF NET        TO AVERAGE      INVESTMENT
 ASSET                 ASSETS,       OPERATING         NET ASSETS        INCOME
VALUE,                 END OF       EXPENSES TO          (BEFORE       (LOSS) TO   PORTFOLIO
END OF   TOTAL         PERIOD       AVERAGE NET        WAIVERS AND    AVERAGE NET   TURNOVER
PERIOD RETURN(1)   (IN THOUSANDS)    ASSETS(8)     REIMBURSEMENTS)(8)    ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------------------




$10.36    5.11%(4)    $ 39,198         1.31%(3)           1.31%(3)        1.83%(3)     13%(4)
  9.97   (4.76)         77,049         1.31               1.33            3.50         46
 10.91  (15.63)         75,664         1.15               1.22            2.39         60
 13.70    3.02(4)       57,938         1.19(3)            1.25(3)         3.23(3)      29(4)
 13.66   33.74          51,190         1.17               1.40            3.64         21
 10.60    8.66          14,298         1.15               2.72            4.06         40
 10.13    2.09(4)        6,163         1.15(3)            5.59(3)         3.81(3)      17(4)

$10.34    4.73%(4)    $  7,550         2.06%(3)           2.06%(3)        1.16%(3)     13%(4)
  9.95   (5.49)          6,188         2.09               2.10            2.85         46
 10.89  (16.18)          1,856         1.90               1.97            1.72         60
 13.66    2.72(4)        1,964         1.95(3)            2.00(3)         2.47(3)      29(4)
 13.62   32.55           1,769         1.91               2.19            3.11         21
 10.57    7.87           1,108         1.90               3.54            3.38         40
 10.12    1.88(4)          330         1.90(3)            8.16(3)         3.58(3)      17(4)

$10.36    5.33%(4)    $ 41,387         1.07%(3)           1.07%(3)        2.27%(3)     13%(4)
  9.96   (4.54)            344         1.09               1.10            3.80         46
 10.90  (17.51)(4)          82         0.90(3)            1.01(3)         1.83(3)      60(4)




$ 7.46   13.09%(4)    $ 58,714         1.60%(3)(7)        1.64%(3)        1.16%(3)     40%(4)
  6.67  (13.53)         53,644         1.86               1.86            1.16        168
  7.82  (30.50)         73,003         1.65               1.65            1.31         62
 11.59    1.93(4)      116,983         1.60(3)            1.60(3)         0.59(3)      15(4)
 12.15   24.61         117,709         1.61               1.64            1.01         74
  9.86   18.90         102,783         1.60               1.70            0.76        124
  8.38    9.80         100,469         1.57               1.57            0.97         49

$ 6.70   12.55%(4)    $  1,327         2.35%(3)(7)        2.39%(3)        0.36%(3)     40%(4)
  6.00  (14.10)          1,369         2.61               2.61            0.35        168
  7.06  (30.93)          2,379         2.39               2.39            0.49         62
 10.48    1.65(4)        4,945         2.35(3)            2.35(3)        (0.15)(3)     15(4)
 11.04   23.76           5,074         2.36               2.39            0.22         74
  8.98   17.92           5,395         2.35               2.45            0.01        124
  7.65    9.14           5,096         2.32               2.32            0.23         49

$ 6.66   12.45%(4)    $    908         2.35%(3)(7)        2.39%(3)        0.47%(3)     40%(4)
  5.97  (14.16)            776         2.62               2.62            0.37        168
  7.03  (30.95)          1,149         2.40               2.40            0.55         62
 10.44    1.67(4)        1,857         2.35(3)            2.35(3)        (0.15)(3)     15(4)
 11.01   23.74           1,838         2.36               2.38            0.23         74
  8.95   17.99           2,826         2.35               2.45           (0.03)       124
  7.62    9.03           2,876         2.32               2.32            0.22         49




$17.95   10.76%(4)    $  1,795         1.40%(3)           3.79%(3)        2.51%(3)     11%(4)
 18.33   83.30(4)        1,586         1.40(3)            9.62(3)         3.68(3)      29(4)

                                                  See Notes to Financial Statements


                                                                 65

                                                     VIRTUS OPPORTUNITIES TRUST
                                                        FINANCIAL HIGHLIGHTS
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               NET
                              ASSET       NET         NET        TOTAL    DIVIDENDS DISTRIBUTIONS
                              VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET     FROM NET                 CHANGE IN
                            BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                            OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------
GLOBAL REAL ESTATE SECURITIES FUND (CONTINUED)
----------------------------------------------
CLASS C
10/1/09 to 3/31/10(10)        $18.25     0.15        1.60        1.75      (1.49)      (0.65)         (2.14)      (0.39)
3/2/09(6) to 9/30/09           10.00     0.24        8.01        8.25         --          --             --        8.25
CLASS I
10/1/09 to 3/31/10(10)        $18.36     0.27        1.58        1.85      (1.57)      (0.65)         (2.22)      (0.37)
3/2/09(6) to 9/30/09           10.00     0.32        8.04        8.36         --          --             --        8.36
----------------------------------------
GREATER ASIA EX JAPAN OPPORTUNITIES FUND
----------------------------------------
CLASS A
10/1/09 to 3/31/10(10)        $13.01     0.01        1.32        1.33      (0.13)      (0.32)         (0.45)       0.88
4/21/09(6) to 9/30/09          10.00     0.10        2.91        3.01         --          --             --        3.01
CLASS C
10/1/09 to 3/31/10(10)        $12.96    (0.04)       1.33        1.29      (0.10)      (0.32)         (0.42)       0.87
4/21/09(6) to 9/30/09          10.00     0.06        2.90        2.96         --          --             --        2.96
CLASS I
10/1/09 to 3/31/10(10)        $13.02     0.02        1.34        1.36      (0.15)      (0.32)         (0.47)       0.89
4/21/09(6) to 9/30/09          10.00     0.11        2.91        3.02         --          --             --        3.02
-----------------------------------
GREATER EUROPEAN OPPORTUNITIES FUND
-----------------------------------
CLASS A
10/1/09 to 3/31/10(10)        $12.97     0.07        0.91        0.98      (0.15)      (0.42)         (0.57)       0.41
4/21/09(6) to 9/30/09          10.00     0.12        2.85        2.97         --          --             --        2.97
CLASS C
10/1/09 to 3/31/10(10)        $12.93       --        0.92        0.92      (0.11)      (0.42)         (0.53)       0.39
4/21/09(6) to 9/30/09          10.00     0.07        2.86        2.93         --          --             --        2.93
CLASS I
10/1/09 to 3/31/10(10)        $12.98     0.08        0.92        1.00      (0.16)      (0.42)         (0.58)       0.42
4/21/09(6) to 9/30/09          10.00     0.14        2.84        2.98         --          --             --        2.98
---------------
HIGH YIELD FUND
---------------
CLASS A
10/1/09 to 3/31/10(10)        $ 3.89     0.16        0.14        0.30      (0.15)         --          (0.15)       0.15
10/1/08 to 9/30/09              3.98     0.31       (0.08)       0.23      (0.32)         --          (0.32)      (0.09)
10/1/07 to 9/30/08              4.89     0.34       (0.90)      (0.56)     (0.35)         --          (0.35)      (0.91)
11/1/06 to 9/30/07              4.91     0.30       (0.01)       0.29      (0.31)         --          (0.31)      (0.02)
11/1/05 to 10/31/06             4.88     0.31        0.05        0.36      (0.33)         --          (0.33)       0.03
11/1/04 to 10/31/05             5.11     0.31       (0.19)       0.12      (0.35)         --          (0.35)      (0.23)
11/1/03 to 10/31/04             5.02     0.33        0.11        0.44      (0.35)         --          (0.35)       0.09
CLASS B
10/1/09 to 3/31/10(10)        $ 3.82     0.14        0.14        0.28      (0.14)         --          (0.14)       0.14
10/1/08 to 9/30/09              3.92     0.28       (0.09)       0.19      (0.29)         --          (0.29)      (0.10)
10/1/07 to 9/30/08              4.81     0.30       (0.88)      (0.58)     (0.31)         --          (0.31)      (0.89)
11/1/06 to 9/30/07              4.84     0.26       (0.01)       0.25      (0.28)         --          (0.28)      (0.03)
11/1/05 to 10/31/06             4.81     0.26        0.06        0.32      (0.29)         --          (0.29)       0.03
11/1/04 to 10/31/05             5.05     0.27       (0.20)       0.07      (0.31)         --          (0.31)      (0.24)
11/1/03 to 10/31/04             4.96     0.29        0.11        0.40      (0.31)         --          (0.31)       0.09

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 66

                                                 RATIO OF GROSS     RATIO OF
                                                    EXPENSES          NET
  NET                    NET      RATIO OF NET     TO AVERAGE      INVESTMENT
 ASSET                 ASSETS,      OPERATING      NET ASSETS        INCOME
VALUE,                 END OF      EXPENSES TO       (BEFORE       (LOSS) TO    PORTFOLIO
END OF   TOTAL         PERIOD      AVERAGE NET     WAIVERS AND    AVERAGE NET    TURNOVER
PERIOD RETURN(1)   (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)(8)    ASSETS        RATE
--------------------------------------------------------------------------------------------------------------------------------




$17.86   10.36%(4)    $    226        2.15%(3)        4.53%(3)        1.76%(3)      11%(4)
 18.25   82.50(4)          194        2.15(3)        10.45(3)         2.94(3)       29(4)

$17.99   10.93%(4)    $    632        1.15%(3)        3.67%(3)        3.05%(3)      11%(4)
 18.36   83.60(4)          183        1.15(3)         6.04(3)         3.93(3)       29(4)




$13.89   10.42%(4)    $  7,632        1.80%(3)        2.92%(3)        0.13%(3)      20%(4)
 13.01   30.10(4)        6,431        1.80(3)         3.78(3)         1.88(3)       26(4)

$13.83   10.07%(4)    $    168        2.55%(3)        3.67%(3)       (0.56)%(3)     20%(4)
 12.96   29.60(4)          130        2.55(3)         4.54(3)         1.12(3)       26(4)

$13.91   10.60%(4)    $    144        1.55%(3)        2.67%(3)        0.37%(3)      20%(4)
 13.02   30.20(4)          130        1.55(3)         3.54(3)         2.11(3)       26(4)




$13.38    7.69%(4)    $  6,946        1.45%(3)        2.57%(3)        1.05%(3)      16%(4)
 12.97   29.70(4)        6,236        1.45(3)         3.60(3)         2.38(3)       14(4)

$13.32    7.24%(4)    $    139        2.20%(3)        3.27%(3)       (0.03)%(3)     16%(4)
 12.93   29.30(4)          196        2.20(3)         4.27(3)         1.31(3)       14(4)

$13.40    7.87%(4)    $    140        1.20%(3)        2.32%(3)        1.27%(3)      16%(4)
 12.98   29.80(4)          130        1.20(3)         3.34(3)         2.63%(3)      14(4)




$ 4.04    7.96%(4)    $ 88,535        1.32%(3)        1.32%(3)        7.95%(3)      47%(4)
  3.89    7.02          90,560        1.37            1.37            8.88         134
  3.98  (12.10)         92,907        1.34            1.34            7.41         100
  4.89    6.06(4)      125,200        1.39(3)         1.39(3)         6.59(3)      102(4)
  4.91    7.52         132,408        1.37            1.37            6.25         161
  4.88    2.37         144,060        1.36            1.36            6.23          59
  5.11    8.85         174,527        1.32            1.32            6.57          99

$ 3.96    7.50%(4)    $    784        2.07%(3)        2.07%(3)        7.18%(3)      47%(4)
  3.82    6.13           1,019        2.12            2.12            8.21         134
  3.92  (12.59)          1,366        2.08            2.08            6.63         100
  4.81    5.22(4)        2,597        2.13(3)         2.13(3)         5.78(3)      102(4)
  4.84    6.83           4,595        2.12            2.12            5.46         161
  4.81    1.46           7,791        2.11            2.11            5.47          59
  5.05    8.18          14,574        2.07            2.07            5.90          99

                                                  See Notes to Financial Statements


                                                                 67

                                                     VIRTUS OPPORTUNITIES TRUST
                                                        FINANCIAL HIGHLIGHTS
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   NET
                                  ASSET       NET         NET        TOTAL    DIVIDENDS DISTRIBUTIONS
                                  VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET     FROM NET                  CHANGE IN
                                BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL      NET ASSET
                                OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS    VALUE
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
HIGH YIELD FUND (CONTINUED)
---------------------------
CLASS C
10/1/09 to 3/31/10(10)           $ 3.85      0.14        0.14        0.28      (0.14)         --          (0.14)       0.14
10/1/08 to 9/30/09                 3.94      0.28       (0.08)       0.20      (0.29)         --          (0.29)      (0.09)
10/1/07 to 9/30/08                 4.84      0.30       (0.89)      (0.59)     (0.31)         --          (0.31)      (0.90)
11/1/06 to 9/30/07                 4.87      0.26       (0.01)       0.25      (0.28)         --          (0.28)      (0.03)
11/1/05 to 10/31/06                4.84      0.27        0.05        0.32      (0.29)         --          (0.29)       0.03
11/1/04 to 10/31/05                5.07      0.27       (0.19)       0.08      (0.31)         --          (0.31)      (0.23)
11/1/03 to 10/31/04                4.99      0.29        0.10        0.39      (0.31)         --          (0.31)       0.08
-----------------------------------------
INTERNATIONAL REAL ESTATE SECURITIES FUND
-----------------------------------------
CLASS A
10/1/09 to 3/31/10(10)           $ 6.00      0.03        0.07        0.10      (0.48)         --          (0.48)      (0.38)
10/1/08 to 9/30/09                 6.72      0.21       (0.66)      (0.45)     (0.27)         --          (0.27)      (0.72)
10/1/07(6) to 9/30/08             10.00      0.21       (3.32)      (3.11)     (0.17)         --          (0.17)      (3.28)
CLASS C
10/1/09 to 3/31/10(10)           $ 6.00      0.05        0.03        0.08      (0.48)         --          (0.48)      (0.40)
10/1/08 to 9/30/09                 6.70      0.19       (0.67)      (0.48)     (0.22)         --          (0.22)      (0.70)
10/1/07(6) to 9/30/08             10.00      0.20       (3.38)      (3.18)     (0.12)         --          (0.12)      (3.30)
CLASS I
10/1/09 to 3/31/10(10)           $ 5.99      0.08        0.03        0.11      (0.48)         --          (0.48)      (0.37)
10/1/08 to 9/30/09                 6.72      0.23       (0.67)      (0.44)     (0.29)         --          (0.29)      (0.73)
10/1/07(6) to 9/30/08             10.00      0.25       (3.35)      (3.10)     (0.18)         --          (0.18)      (3.28)

                                   NET
                                  ASSET       NET         NET        TOTAL   DIVIDENDS
                                  VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET                CHANGE IN
                                BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT     TOTAL     NET ASSET
                                OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME   DISTRIBUTIONS   VALUE
------------------------------------------------------------------------------------------------------------------------------------
-------------------
MARKET NEUTRAL FUND
-------------------
CLASS A
10/1/09 to 3/31/10(10)            $10.50    (0.12)       0.20        0.08         --           --        0.08
10/1/08 to 9/30/09                  9.81    (0.01)       0.70        0.69         --           --        0.69
10/1/07 to 9/30/08                 10.53    (0.09)      (0.47)      (0.56)     (0.16)       (0.16)      (0.72)
11/1/06 to 9/30/07                 11.19     0.14       (0.58)      (0.44)     (0.22)       (0.22)      (0.66)
11/1/05 to 10/31/06                11.87     0.12       (0.80)      (0.68)        --           --       (0.68)
11/1/04 to 10/31/05                11.51    (0.03)       0.39        0.36         --           --        0.36
11/1/03 to 10/31/04                11.39    (0.16)       0.28        0.12         --           --        0.12

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 68

                                                 RATIO OF GROSS    RATIO OF
                                                    EXPENSES         NET
  NET                    NET      RATIO OF NET     TO AVERAGE     INVESTMENT
 ASSET                 ASSETS,      OPERATING      NET ASSETS       INCOME
VALUE,                 END OF      EXPENSES TO       (BEFORE       (LOSS) TO  PORTFOLIO
END OF   TOTAL         PERIOD      AVERAGE NET     WAIVERS AND    AVERAGE NET  TURNOVER
PERIOD RETURN(1)   (IN THOUSANDS)   ASSETS(8)  REIMBURSEMENTS)(8)   ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------------------




 $3.99    7.44%(4)     $ 1,965        2.07%(3)        2.07%(3)       7.23%(3)     47%(4)
  3.85    6.36           1,585        2.12            2.12           8.06        134
  3.94  (12.72)          1,465        2.09            2.09           6.66        100
  4.84    5.20(4)        2,081        2.14(3)         2.14(3)        5.89(3)     102(4)
  4.87    6.80           1,585        2.12            2.12           5.48        161
  4.84    1.66           1,758        2.11            2.11           5.48         59
  5.07    8.14           1,990        2.07            2.07           5.87         99




 $5.62    2.09%(4)     $ 1,904        1.50%(3)        1.65%(3)       1.16%(3)      9%(4)
  6.00   (5.59)         32,178        1.50            1.66           4.71         54
  6.72  (31.46)         60,907        1.50            2.11           2.74          8

 $5.60    1.74%(4)     $   452        2.25%(3)        2.50%(3)       1.68%(3)      9%(4)
  6.00   (6.30)            413        2.25            2.40           4.21         54
  6.70  (32.09)            141        2.23            3.00           2.52          8

 $5.62    2.28%(4)     $26,049        1.25%(3)        1.51%(3)       2.74%(3)      9%(4)
  5.99   (5.43)             71        1.25            1.41           4.87         54
  6.72  (31.32)             69        1.24            2.16           3.00          8

                                       RATIO OF           RATIO OF           RATIO OF
                                       EXPENSES           EXPENSES           EXPENSES
                                      (EXCLUDING         (INCLUDING         (INCLUDING
                                       DIVIDENDS          DIVIDENDS         DIVIDENDS
                                     AND INTEREST       AND INTEREST       AND INTEREST
                                    ON SHORT SALES     ON SHORT SALES     ON SHORT SALES      RATIO OF
  NET                    NET         AFTER EXPENSE      AFTER EXPENSE      BEFORE EXPENSE  NET INVESTMENT
 ASSET                 ASSETS,        WAIVERS AND        WAIVERS AND        WAIVERS AND        INCOME
VALUE,                 END OF     REIMBURSEMENTS)(8) REIMBURSEMENTS)(8) REIMBURSEMENTS)(8)    (LOSS) TO   PORTFOLIO
END OF   TOTAL         PERIOD         TO AVERAGE         TO AVERAGE         TO AVERAGE       AVERAGE NET   TURNOVER
PERIOD RETURN(1)   (IN THOUSANDS)     NET ASSETS         NET ASSETS         NET ASSETS         ASSETS        RATE
------------------------------------------------------------------------------------------------------------------------------------




$10.58    0.76%(4)    $ 17,497           1.83%(3)(7)        3.46%(3)(7)        3.59%(3)        (2.24)%(3)     82%(4)
 10.50    7.03          74,749           1.77               4.04               4.23            (0.08)        253
  9.81   (5.36)        119,387           1.81               3.49               3.84            (0.85)        285
 10.53   (3.86)(4)      54,630           1.91(3)            3.56(3)            3.95(3)          1.45(3)      394(4)
 11.19   (5.81)         89,054           2.19               3.63               3.63             1.04         285
 11.87    3.13         111,133           2.20               3.65               3.65            (0.26)        177
 11.51    1.05          70,892           2.21               3.42               3.42            (1.45)        175

                                                  See Notes to Financial Statements


                                                                 69

                                                     VIRTUS OPPORTUNITIES TRUST
                                                        FINANCIAL HIGHLIGHTS
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET
                                   ASSET       NET         NET        TOTAL    DIVIDENDS
                                   VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET                CHANGE IN
                                 BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT     TOTAL     NET ASSET
                                 OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME   DISTRIBUTIONS   VALUE
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------
MARKET NEUTRAL FUND (CONTINUED)
-------------------------------
CLASS B
10/1/09 to 3/31/10(10)             $10.06    (0.16)       0.19        0.03         --           --        0.03
10/1/08 to 9/30/09                   9.47    (0.08)       0.67        0.59         --           --        0.59
10/1/07 to 9/30/08                  10.17    (0.12)      (0.49)      (0.61)     (0.09)       (0.09)      (0.70)
11/1/06 to 9/30/07                  10.80     0.08       (0.57)      (0.49)     (0.14)       (0.14)      (0.63)
11/1/05 to 10/31/06                 11.55     0.02       (0.77)      (0.75)        --           --       (0.75)
11/1/04 to 10/31/05                 11.28    (0.13)       0.40        0.27         --           --        0.27
11/1/03 to 10/31/04                 11.24    (0.24)       0.28        0.04         --           --        0.04
CLASS C
10/1/09 to 3/31/10(10)             $10.02    (0.16)       0.19        0.03         --           --        0.03
10/1/08 to 9/30/09                   9.43    (0.07)       0.66        0.59         --           --        0.59
10/1/07 to 9/30/08                  10.12    (0.12)      (0.49)      (0.61)     (0.08)       (0.08)      (0.69)
11/1/06 to 9/30/07                  10.75     0.07       (0.56)      (0.49)     (0.14)       (0.14)      (0.63)
11/1/05 to 10/31/06                 11.49     0.02       (0.76)      (0.74)        --           --       (0.74)
11/1/04 to 10/31/05                 11.22    (0.11)       0.38        0.27         --           --        0.27
11/1/03 to 10/31/04                 11.18    (0.24)       0.28        0.04         --           --        0.04
CLASS I
10/1/09(6) to 3/31/10(10)          $10.49    (0.12)       0.21        0.09         --           --        0.09

                                    NET
                                   ASSET       NET         NET        TOTAL    DIVIDENDS DISTRIBUTIONS
                                   VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET     FROM NET
                                 BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL
                                 OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------
MULTI-SECTOR FIXED INCOME FUND
------------------------------
CLASS A
10/1/09 to 3/31/10(10)             $ 9.96     0.33        0.51        0.84       (0.31)        --          (0.31)
10/1/08 to 9/30/09                   9.23     0.59        0.85        1.44       (0.71)        --          (0.71)
10/1/07 to 9/30/08                  10.89     0.68       (1.66)      (0.98)      (0.68)        --          (0.68)
11/1/06 to 9/30/07                  10.88     0.56       (0.03)       0.53       (0.52)        --          (0.52)
11/1/05 to 10/31/06                 10.63     0.59        0.21        0.80       (0.55)        --          (0.55)
11/1/04 to 10/31/05                 11.16     0.59       (0.40)       0.19       (0.72)        --          (0.72)
11/1/03 to 10/31/04                 10.85     0.69        0.34        1.03       (0.72)        --          (0.72)
CLASS B
10/1/09 to 3/31/10(10)             $ 9.95     0.29        0.51        0.80       (0.27)        --          (0.27)
10/1/08 to 9/30/09                   9.22     0.53        0.84        1.37       (0.64)        --          (0.64)
10/1/07 to 9/30/08                  10.88     0.60       (1.66)      (1.06)      (0.60)        --          (0.60)
11/1/06 to 9/30/07                  10.87     0.48       (0.02)       0.46       (0.45)        --          (0.45)
11/1/05 to 10/31/06                 10.61     0.51        0.22        0.73       (0.47)        --          (0.47)
11/1/04 to 10/31/05                 11.13     0.50       (0.40)       0.10       (0.62)        --          (0.62)
11/1/03 to 10/31/04                 10.82     0.61        0.33        0.94       (0.63)        --          (0.63)

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 70

                                         RATIO OF                             RATIO OF
                                         EXPENSES           RATIO OF          EXPENSES
                                       (EXCLUDING           EXPENSES         (INCLUDING
                                        DIVIDENDS          (INCLUDING        DIVIDENDS
                                       AND INTEREST        DIVIDENDS        AND INTEREST
                                      ON SHORT SALES      AND INTEREST     ON SHORT SALES     RATIO OF
  NET                     NET             AFTER          ON SHORT SALES        BEFORE      NET INVESTMENT
 ASSET                  ASSETS,           EXPENSE        AFTER EXPENSE         EXPENSE         INCOME
VALUE,                  END OF      REIMBURSEMENT)(8)  REIMBURSEMENT)(8) REIMBURSEMENT)(8)    (LOSS) TO   PORTFOLIO
END OF   TOTAL          PERIOD          TO AVERAGE         TO AVERAGE        TO AVERAGE      AVERAGE NET   TURNOVER
PERIOD RETURN(1)    (IN THOUSANDS)      NET ASSETS         NET ASSETS        NET ASSETS        ASSETS        RATE
------------------------------------------------------------------------------------------------------------------------------------




$10.09    0.30%(4)      $   977            2.58%(3)(7)      4.36%(3)(7)         4.50%(3)       (3.14)%(3)     82%(4)
 10.06    6.23            1,435            2.52             4.83                5.02           (0.79)        253
  9.47   (6.04)           1,678            2.55             4.19                4.55           (1.19)        285
 10.17   (4.64)(4)        2,651            2.67(3)          4.22(3)             4.63(3)         0.82(3)      394(4)
 10.80   (6.41)           4,338            2.91             4.39                4.39            0.22         285
 11.55    2.39            7,859            2.90             4.36                4.36           (1.14)        177
 11.28    0.36           12,290            2.91             4.11                4.11           (2.15)        175

$10.05    0.30%(4)      $ 4,396            2.58%(3)(7)      4.42%(3)(7)         4.56%(3)       (3.16)%(3)     82%(4)
 10.02    6.26            4,434            2.52             4.84                5.03           (0.77)        253
  9.43   (6.04)           4,983            2.55             4.19                4.55           (1.21)        285
 10.12   (4.57)(4)        7,187            2.68(3)          4.27(3)             4.68(3)         0.76(3)      394(4)
 10.75   (6.44)          18,377            2.92             4.41                4.41            0.19         285
 11.49    2.41           40,584            2.90             4.35                4.35           (0.97)        177
 11.22    0.36           25,779            2.91             4.12                4.12           (2.15)        175

$10.58    0.86%(4)      $72,645            1.59%(3)(7)      3.52%(3)(7)         3.65%(3)       (2.22)%(3)     82%(4)

                                                                         RATIO OF
           NET                     NET        RATIO OF      RATIO OF       NET
          ASSET                  ASSETS,        NET          GROSS     INVESTMENT
CHANGE IN VALUE,                 END OF     EXPENSES TO     EXPENSES     INCOME   PORTFOLIO
NET ASSET END OF   TOTAL         PERIOD     AVERAGE NET    TO AVERAGE  TO AVERAGE  TURNOVER
  VALUE   PERIOD RETURN(1)   (IN THOUSANDS)   ASSETS(8)  NET ASSETS(8) NET ASSETS    RATE
------------------------------------------------------------------------------------------------------------------------------------




   0.53   $10.49    8.54%(4)    $120,879        1.13%(3)      1.13%(3)   6.54%(3)     34%(4)
   0.73     9.96   17.34         121,968        1.16          1.16       6.90         85
  (1.66)    9.23   (9.46)         88,744        1.15          1.15       6.54         91
   0.01    10.89    4.95(4)      113,458        1.19(3)       1.19(3)    5.55(3)      92(4)
   0.25    10.88    7.74         113,362        1.17          1.17       5.52         96
  (0.53)   10.63    1.73         113,885        1.20          1.20       5.36        136
   0.31    11.16    9.78         116,079        1.18          1.18       6.30        156

   0.53   $10.48    8.15%(4)    $ 14,056        1.88%(3)      1.88%(3)   5.79%(3)     34%(4)
   0.73     9.95   16.47          13,276        1.91          1.91       6.18         85
  (1.66)    9.22  (10.16)         11,969        1.90          1.90       5.80         91
   0.01    10.88    4.25(4)       14,205        1.94(3)       1.94(3)    4.80(3)      92(4)
   0.26    10.87    7.05          14,147        1.92          1.92       4.78         96
  (0.52)   10.61    0.91          16,879        1.95          1.95       4.61        136
   0.31    11.13    8.99          21,554        1.93          1.93       5.56        156

                                                  See Notes to Financial Statements


                                                                 71

                                                     VIRTUS OPPORTUNITIES TRUST
                                                        FINANCIAL HIGHLIGHTS
                          SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET
                                   ASSET       NET         NET        TOTAL    DIVIDENDS DISTRIBUTIONS
                                   VALUE,  INVESTMENT REALIZED AND    FROM     FROM NET     FROM NET                 CHANGE IN
                                 BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                                 OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
MULTI-SECTOR FIXED INCOME FUND (CONTINUED)
------------------------------------------
CLASS C
10/1/09 to 3/31/10(10)             $10.02     0.30        0.51        0.81      (0.27)          --         (0.27)       0.54
10/1/08 to 9/30/09                   9.27     0.52        0.87        1.39      (0.64)          --         (0.64)       0.75
10/1/07 to 9/30/08                  10.94     0.61       (1.68)      (1.07)     (0.60)          --         (0.60)      (1.67)
11/1/06 to 9/30/07                  10.93     0.48       (0.02)       0.46      (0.45)          --         (0.45)       0.01
11/1/05 to 10/31/06                 10.67     0.51        0.22        0.73      (0.47)          --         (0.47)       0.26
11/1/04 to 10/31/05                 11.18     0.51       (0.40)       0.11      (0.62)          --         (0.62)      (0.51)
11/1/03 to 10/31/04                 10.87     0.61        0.33        0.94      (0.63)          --         (0.63)       0.31
CLASS I
10/1/09(6) to 3/31/10(10)          $ 9.95     0.34        0.52        0.86      (0.32)          --         (0.32)       0.54
-------------------------
SENIOR FLOATING RATE FUND
-------------------------
CLASS A
10/1/09 to 3/31/10(10)             $ 9.87     0.34        0.25        0.59      (0.32)       (0.19)        (0.51)       0.08
10/1/08 to 9/30/09                   9.41     0.54        0.47        1.01      (0.55)          --(5)      (0.55)       0.46
1/31/08(6) to 9/30/08               10.00     0.41       (0.61)      (0.20)     (0.39)          --         (0.39)      (0.59)
CLASS C
10/1/09 to 3/31/10(10)             $ 9.87     0.29        0.27        0.56      (0.28)       (0.19)        (0.47)       0.09
10/1/08 to 9/30/09                   9.41     0.44        0.51        0.95      (0.49)          --(5)      (0.49)       0.46
1/31/08(6) to 9/30/08               10.00     0.37       (0.61)      (0.24)     (0.35)          --         (0.35)      (0.59)
CLASS I
10/1/09 to 3/31/10(10)             $ 9.86     0.30        0.31        0.61      (0.33)       (0.19)        (0.52)       0.09
10/1/08 to 9/30/09                   9.41     0.58        0.45        1.03      (0.58)          --(5)      (0.58)       0.45
1/31/08(6) to 9/30/08               10.00     0.43       (0.61)      (0.18)     (0.41)          --         (0.41)      (0.59)

FOOTNOTE LEGEND

(1)  Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Amount is less than $0.005.

(6)  Inception date.

(7)  Due to a change in expense ratio, the ratio shown is a blended expense ratio.

(8)  The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.

(9)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(10) Unaudited.

(11) See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.

                                                  See Notes to Financial Statements


                                                                 72

                                                                   RATIO OF
  NET                   NET        RATIO OF        RATIO OF           NET
 ASSET                ASSETS,        NET             GROSS        INVESTMENT
 VALUE,                END OF    EXPENSES TO       EXPENSES         INCOME     PORTFOLIO
END OF   TOTAL         PERIOD    AVERAGE NET      TO AVERAGE      TO AVERAGE   TURNOVER
PERIOD RETURN(1)  (IN THOUSANDS)  ASSETS(8)      NET ASSETS(8)    NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------------




$10.56    8.19%(4)    $54,958      1.88%(3)          1.88%(3)        5.79%(3)    34%(4)
 10.02   16.59         41,374      1.90              1.90            5.93        85
  9.27  (10.20)        16,828      1.90              1.90            5.80        91
 10.94    4.22(4)      20,677      1.94(3)           1.94(3)         4.81(3)     92(4)
 10.93    7.00         17,222      1.91              1.91            4.77        96
 10.67    0.99         15,175      1.95              1.95            4.62       136
 11.18    8.95         10,941      1.93              1.93            5.56       156

$10.49    8.77%(4)    $21,952      0.88%(3)          0.88%(3)        6.80%(3)    34%(4)




$ 9.95    6.24%(4)    $82,314      1.20%(3)(11)      1.10%(3)(11)    7.02%(3)    27%(4)
  9.87   11.74         52,987      1.20              1.33            6.00        63
  9.41   (2.12)(4)     14,349      1.20(3)           1.80(3)         6.25(3)     27(4)

$ 9.96    5.94%(4)    $14,655      1.95%(3)(11)      1.88%(3)(11)    5.88%(3)    27%(4)
  9.87   10.94          2,740      1.95              2.05            4.82        63
  9.41   (2.59)(4)        359      1.95(3)           2.57(3)         5.58(3)     27(4)

$ 9.95    6.49%(4)    $29,446      0.95%(3)(11)      0.84%(3)(11)    6.03%(3)    27%(4)
  9.86   11.94            394      0.95              1.13            6.54        63
  9.41   (1.96)(4)        232      0.95(3)           1.56(3)         6.51(3)     27(4)

                                                  See Notes to Financial Statements


                                                                 73

                                                     VIRTUS OPPORTUNITIES TRUST
                                                    NOTES TO FINANCIAL STATEMENTS
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

1.   ORGANIZATION

     Virtus Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment
     Company Act of 1940, as amended, as an open-end management investment company.

     As of the date of this report, 18 funds are offered for sale (each a "Fund"), of which 15 are reported in this annual report.
     Each Fund has a distinct investment objective and 13 Funds are diversified. The Global Real Estate Securities Fund and the
     International Real Estate Securities Fund are non-diversified Funds.

     The Funds have the following investment objectives.

                                                 INVESTMENT OBJECTIVE
                                                 --------------------
     AlphaSector(SM) Allocation Fund             long-term capital appreciation and current income.
     AlphaSector(SM) Rotation Fund               seeking long-term capital appreciation.
     Alternatives Diversifier Fund               long-term capital appreciation by investing in a diversified mix of affiliated mutual funds.
     Bond Fund                                   high total return from both current income and capital appreciation.
     CA Tax-Exempt Bond Fund                     To obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
     Global Infrastructure Fund                  seeking both capital appreciation and current income.
     Global Opportunities Fund                   capital appreciation.
     Global Real Estate Securities Fund          Primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
     Greater Asia ex Japan Opportunities Fund    long-term capital appreciation.
     Greater European Opportunities Fund         long-term capital appreciation.
     High Yield Fund                             To seek high current income and a secondary objective of capital growth.
     International Real Estate Securities Fund   Primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
     Market Neutral Fund                         To seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
     Multi-Sector Fixed Income Fund              maximize current income while preserving capital.
     Senior Floating Rate Fund                   high total return from both current income and capital appreciation.

     THERE IS NO GUARANTEE THAT A FUND WILL ACHIEVE ITS OBJECTIVE.

     All the Funds offer Class A and Class C shares with the exception of the CA Tax-Exempt Bond Fund which does not offer Class C shares. All Funds with the exception of the Global Opportunities Fund and the High Yield Fund, offer Class I shares. Effective
     December 1, 2009, Class B shares were no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions (for more information regarding Qualifying Transactions refer to the prospectus).

     Class A shares of the Bond Fund, CA Tax-Exempt Bond Fund, High Yield Fund, Multi-Sector Fixed Income Fund and Senior Floating
     Rate Fund are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January 29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which such CDSC applies for the funds was modified to be 18 months. In each case, the CDSC period begins on the last day of the month proceeding the month in which the purchase was made.

     Class B shares are generally sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1%, or 1.25% for the Market Neutral Fund, contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.


                                                                 74

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

A.   SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, the funds fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the
     New York Stock Exchange (generally 4:00 p.m. Eastern time).

     Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

          -    Level 1 -- quoted prices in active markets for identical securities

          -    Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.   INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of Subchapter
     M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

     The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of September 30, 2009, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year
     2006 forward (with limited exceptions).

D.   DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. For the CA Tax-Exempt Fund and the Multi-Sector Fixed Income
     Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the
     United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


                                                                 75

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

E.   EXPENSES:

     Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

     In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

F.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.
     The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.   DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position.
     Summarized below are the specific types of derivative instruments used by the Funds.

     FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

     Funds enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of
     Trustees' approved fair valuation procedures.

     EQUITY-LINKED INSTRUMENTS: Equity-linked instruments are investments of various types issued by financial institutions or special purpose entities located in foreign countries. They provide investors with the synthetic economic performance of a referenced equity security including benefits from dividends and other corporate actions, but they do not have certain rights of direct investment in the referenced securities, e.g.: voting rights. In addition to the market and other risks of the referenced equity security, investments in equity-linked instruments expose the Funds to counterparty risk, which includes the risk that the issuing entity may not be able to honor its financial commitment to the Fund. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, when the
     Funds invest in equity-linked instruments they do so in order to obtain exposure to certain countries in which the Funds do not have local accounts.

     The following is a summary of the Funds' derivative instrument holdings categorized by primary risk exposure as of March 31,
     2010 ($ reported in thousands):

                                                                       LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                                       -----------------------------------------------------------------------------
     DERIVATIVE TYPE**                                          ASSET DERIVATIVES                          LIABILITY DERIVATIVES
     -----------------                                 ----------------------------------         ----------------------------------
     EQUITY CONTRACTS                                  Investment in securities at value                          --
     FOREIGN EXCHANGE CONTRACTS                        Unrealized appreciation on forward         Unrealized depreciation on forward
                                                          currency contracts                         currency contracts

                                                                                ASSET DERIVATIVE FAIR VALUE
                                                       -----------------------------------------------------------------------------
                                                        TOTAL VALUE AT                                            FOREIGN EXCHANGE
                                                        MARCH 31, 2010              EQUITY CONTRACTS                  CONTRACTS
                                                       ----------------            ------------------            -------------------

     Global Opportunities Fund                             $9,862                        $9,844                         $ 18
     Global Real Estate Securities Fund                        --(1)                         --(1)                        --
     Greater Asia ex Japan Opportunities Fund               1,753                         1,753                           --
     Greater European Opportunities Fund                      107                            --                          107
     International Real Estate Securities Fund                  5                             5                           --

     (1)  Amount is less than $500.


                                                                 76

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

                                                                      LIABILITY DERIVATIVE FAIR VALUE
                                                       -----------------------------------------------------------------------------
                                                        TOTAL VALUE AT                                            FOREIGN EXCHANGE
                                                        MARCH 31, 2010              EQUITY CONTRACTS                  CONTRACTS
                                                       ----------------            ------------------            -------------------
     Global Opportunities Fund                               $119                           $--                         $119
     Greater Asia ex Japan Opportunities Fund                  15                            --                           15
     Greater European Opportunities Fund                        2                            --                            2

     **   FOR OPEN DERIVATIVES AS OF MARCH 31, 2010 SEE THE SCHEDULES OF INVESTMENTS, WHICH IS ALSO INDICATIVE OF ACTIVITY FOR THE
          PERIOD ENDED MARCH 31, 2010.

     DERIVATIVE TYPE                                                      LOCATION ON THE STATEMENTS OF OPERATIONS
     --------------------------                        -----------------------------------------------------------------------------
     EQUITY CONTRACTS                                  Net realized gain (loss) on investments
                                                       Net change in unrealized appreciation (depreciation) on investments

     FOREIGN EXCHANGE CONTRACTS                        Net realized gain (loss) on foreign currency transactions
                                                       Net change in unrealized appreciation (depreciation) on foreign currency translation

                                                         REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                                       -----------------------------------------------------------------------------
                                                        TOTAL VALUE AT                                            FOREIGN EXCHANGE
                                                        MARCH 31, 2010              EQUITY CONTRACTS                  CONTRACTS
                                                       ----------------            ------------------            -------------------
     Global Opportunities Fund                               $336                           $16                         $320
     Greater Asia ex Japan Opportunities Fund                  25                             9                           16

                                                         CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                                                                 IN RESULTS FROM OPERATIONS
                                                       -----------------------------------------------------------------------------
                                                        TOTAL VALUE AT                                            FOREIGN EXCHANGE
                                                        MARCH 31, 2010              EQUITY CONTRACTS                  CONTRACTS
                                                       ----------------            ------------------            -------------------
     Global Opportunities Fund                             $1,373                        $1,486                        $(113)
     Global Real Estate Securities Fund                        --(1)                         --(1)                        --
     Greater Asia ex Japan Opportunities Fund                 464                           475                          (11)
     Greater European Opportunities Fund                      105                            --                          105
     International Real Estate Securities Fund                  3                             3                           --

     (1)  Amount is less than $500.

H.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.   LOAN AGREEMENTS:

     Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. The funds currently hold assignment loans.

J.   CREDIT LINKED NOTES:

     Certain Funds may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.


                                                                 77

                                                     VIRTUS OPPORTUNITIES TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                            (UNAUDITED)

     K.   SHORT SALES:
          ($ REPORTED IN THOUSANDS)

          Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
          On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

          At March 31, 2010, the value of securities sold short in the Market Neutral Fund amounted to $(92,181) against which collateral of $139,680 was held. The collateral includes the deposits with broker for securities sold short and the market value of segregated investments held long, as footnoted in the Schedule of Investments and Securities Sold Short. Short
          selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

          In accordance with the terms of its prime brokerage agreements, the Market Neutral Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the period ended March 31, 2010, the
          Fund had net charges of $173 on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

     L.   SECURITY LENDING:

          Certain Funds may loan securities to qualified brokers through an agreement with Bank of New York Mellon ("BNY Mellon") or
          PFPC Trust Company ("PFPC"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon or PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

          At March 31, 2010, the Funds had no securities on loan.

     M.   REPURCHASE AGREEMENTS:

          Certain Funds may invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

          At March 31, 2010, the Funds had no open repurchase agreements.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment
          Partners, Inc. ("Virtus"), is the Adviser to the Trust.

          For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                            1ST $1 BILLION    $1+ BILLION - $2 BILLION    $2+ BILLION
                                                            --------------    ------------------------    -----------
          CA Tax-Exempt Bond Fund ......................         0.45%                 0.40%                 0.35%
          Global Infrastructure Fund ...................         0.65                  0.60                  0.55
          Global Opportunities Fund ....................         0.85                  0.80                  0.75
          Global Real Estate Securities Fund ...........         0.85                  0.80                  0.75
          High Yield Fund ..............................         0.65                  0.60                  0.55
          International Real Estate Securities Fund ....         1.00                  0.95                  0.90
          Multi-Sector Fixed Income Fund ...............         0.55                  0.50                  0.45
          Senior Floating Rate Fund ....................         0.60                  0.55                  0.50

                                                                     1ST $1 BILLION    OVER $1 BILLION
                                                                     --------------    ---------------
          AlphaSector(SM) Allocation Fund ........................       0.45%**           0.40%**
          AlphaSector(SM) Rotation Fund ..........................       0.45              0.40
          Bond Fund+ .............................................       0.45              0.40
          Greater Asia ex Japan Opportunities Fund ...............       1.00              0.95
          Greater European Opportunities Fund ....................       0.85              0.80
          Market Neutral Fund*+ ..................................       1.50              1.40


                                                                 78

                                                     VIRTUS OPPORTUNITIES TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                            (UNAUDITED)

          For the Fund shown below the individual rate is as follows:

          Alternatives Diversifier Fund ..........................      0.10%

          The Adviser manages the Funds' investment programs and general operations of the Funds, including oversight of the Funds'
          subadvisers.

          *    THE ADVISER HAD VOLUNTARILY AGREED TO WAIVE 0.15% OF ITS MANAGEMENT FEE. THE WAIVER WAS DISCONTINUED ON MARCH 15,
               2010.

          **   THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE 0.09% OF ITS MANAGEMENT FEE ASSOCIATED WITH THE FUND'S FIXED INCOME
               PORTFOLIO.

          +    EFFECTIVE JANUARY 1, 2010, BREAKPOINTS WERE ADDED TO THE MANAGEMENT FEE STRUCTURE.

     B.   SUBADVISER:

          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds they serve are as follows:

          FUND                                        SUBADVISER      FUND                                         SUBADVISER
          ----                                        ----------      ----                                         ----------
          AlphaSector(SM) Allocation Fund             F-Squared(6)    Greater European Opportunities Fund          Vontobel(5)
          AlphaSector(SM) Rotation Fund               F-Squared(6)    High Yield Fund                              SCM(4)
          Bond Fund                                   SCM(4)          International Real Estate Securities Fund    DPIM(2)
          Global Infrastructure Fund                  DPIM(2)         Market Neutral Fund                          TBCAM(1)
          Global Opportunities Fund                   Vontobel(5)     Multi-Sector Fixed Income Fund               Goodwin(3)
          Global Real Estate Securities Fund          DPIM(2)         Senior Floating Rate Fund                    Goodwin(3)
          Greater Asia ex Japan Opportunities Fund    Vontobel(5)

          (1) Boston Company Asset Management LLC (The)               (4) SCM Advisors**
          (2) Duff & Phelps Investment Management Co.**               (5) Vontobel Asset Management, Inc.
          (3) Goodwin Capital Advisers, Inc.                          (6) F-Squared Investments, Inc. ("F-Squared"). F-Squared
                                                                          provides VIA with a proposed asset allocation among ETFs.
                                                                          Final allocations and trading for the funds is conducted
                                                                          by VIA based on F-Squared's recommendations.

          **   DPIM AND SCM ARE INDIRECT, WHOLLY-OWNED SUBSIDIARIES OF VIRTUS.

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit each Fund's total operating expenses (excluding taxes and extraordinary expenses), so that such expenses do not exceed the below percentages of the average daily net asset values for the following funds. The Adviser may discontinue these voluntary expense caps at any time.

                                                                CLASS A    CLASS B    CLASS C    CLASS I
                                                                -------    -------    -------    -------
          Alternatives Diversifier Fund(2) .................     0.20%        --        0.20%       --
          Bond Fund ........................................     0.85       1.60%       1.60      0.60%
          CA Tax-Exempt Bond Fund ..........................     0.85         --          --      0.60
          Global Opportunities Fund(4) .....................     1.55       2.30        2.30        --
          International Real Estate Securities Fund ........     1.50         --        2.25      1.25
          Market Neutral Fund(1) ...........................     1.90       2.65        2.65      1.65
          Senior Floating Rate Fund(3) .....................     1.20         --        1.95      0.95

          (1) Excluding dividends on short sales and prime brokerage expenses.
          (2) Excluding 12b-1 fees and acquired fund fees and expenses.
          (3) Excluding leverage expenses, if any.
          (4) Effective January 1, 2010. Prior to that, there was no expense limitation.

          The Adviser had contractually agreed to limit the Funds listed below total operating expenses (excluding interest, taxes, and extraordinary expenses) through March 31, 2010, so that such expenses do not exceed the following percentages of the average daily net asset values. The Adviser has voluntarily agreed to continue the expense limitations. The Adviser may discontinue these voluntary expense caps at any time.

                                                                      CLASS A     CLASS C    CLASS I
                                                                      --------    -------    -------
          Global Real Estate Securities Fund .....................      1.40%       2.15%      1.15%
          Greater Asia ex Japan Opportunities Fund ...............      1.80        2.55       1.55
          Greater European Opportunities Fund ....................      1.45        2.20       1.20


                                                                 79

                                                     VIRTUS OPPORTUNITIES TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                            (UNAUDITED)

          Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending.

                                                                                EXPIRATION DATE
                                                                  ------------------------------------------
                                                                    2010       2011        2012       TOTAL
                                                                  -------    --------    --------    -------
          AlphaSector(SM) Allocation Fund .....................     $12        $137        $ --       $  149
          AlphaSector(SM) Rotation Fund .......................      29         274          --          303
          Alternatives Diversifier Fund .......................      36         571         775        1,382
          Bond Fund ...........................................      --          95         281          376
          CA Tax-Exempt Bond Fund .............................       7         109          96          212
          Global Infrastructure Fund ..........................       8          51          13           72
          Global Real Estate Securities Fund ..................      --          --          66           66
          Greater Asia ex Japan Opportunities Fund ............      --          --          51           51
          Greater European Opportunities Fund .................      --          --          55           55
          International Real Estate Securities Fund ...........      --         126          57          183
          Market Neutral Fund .................................      10         191         164          365
          Senior Floating Rate Fund* ..........................      --          61          42          103

          *    ADVISER IS CURRENTLY RECAPTURING PREVIOUSLY WAIVED OR REIMBURSED EXPENSES. THE AMOUNTS IN THE ABOVE TABLE DO NOT
               REFLECT THE AMOUNTS RECAPTURED.

     D.   DISTRIBUTOR:

          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the six months (the "period") ended March 31, 2010, it retained Class A net commissions of $258 and deferred sales charges of $1; Class B deferred sales charges of $32; and Class C deferred sales charges of $45.

          In addition, each Fund pays VP Distributors distribution and/or service fees as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%(1); Class B shares 1.00%; Class C shares 1.00%; Class I shares do not have distribution and/or service fees.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

          (1) THE ALPHASECTOR(SM) ALLOCATION FUND, ALPHASECTOR(SM) ROTATION FUND AND ALTERNATIVES DIVERSIFIER FUNDS INVEST IN ETFS.
              THE FUNDS WILL NOW BEAR THEIR PROPORTIONATE SHARE OF ANY DISTRIBUTION AND SHAREHOLDER SERVICING FEES OF THE ETFS.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2010, VP Distributors received administration fees totaling $395 which is included in the Statement of Operations. A portion of these fees was paid to a sub-administrator for certain accounting and administration services.

          VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2010, VP Distributors received transfer agent fees totaling $800 which is included in the Statements of Operations. A portion of these fees was paid to various outside companies for certain sub-transfer agency services.


                                                                 80

                                                     VIRTUS OPPORTUNITIES TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                            (UNAUDITED)

     F.   AFFILIATED SHAREHOLDERS:

          At March 31, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the funds which may be redeemed at any time that aggregated the following:

                                                                       AGGREGATE SHARES    NET ASSET VALUE
                                                                       ----------------    ---------------
          AlphaSector(SM) Allocation Fund,
            Class I ...........................................               10,730          $   111
          AlphaSector(SM) Rotation Fund,
            Class I ...........................................               11,008              114
          Alternatives Diversifier Fund,
            Class C ...........................................               10,993              107
          Bond Fund,
            Class I ...........................................            1,251,160           13,588
          Global Real Estate Securities Fund,
            Class A ...........................................               90,482            1,624
            Class C ...........................................               11,277              201
            Class I ...........................................               11,321              204
          Greater Asian ex Japan Opportunities Fund,
            Class A ...........................................                   10               --(1)
            Class C ...........................................                   10               --(1)
            Class I ...........................................                   10               --(1)
          Greater European Opportunities Fund,
            Class A ...........................................                   10               --(1)
            Class C ...........................................                   10               --(1)
            Class I ...........................................                   10               --(1)
          International Real Estate Securities Fund,
            Class A ...........................................              231,388            1,300
            Class C ...........................................               11,561               65
            Class I ...........................................            4,629,538           26,018
          Market Neutral Fund,
            Class I ...........................................            4,871,405           51,539
          Multi-Sector Fixed Income Fund,
            Class I ...........................................               10,369              109
          Senior Floating Rate Fund,
            Class I ...........................................            2,635,423           26,222

          (1)  Amount is less than $500 (not reported in thousands).

     G.   INVESTMENTS IN AFFILIATES:
          ($ REPORTED IN THOUSANDS)

          A summary of the Fund of Fund's total long-term and short-term purchases and sales of the shares of the underlying Funds during the period ended March 31, 2010 is as follows:

                                                BALANCE                                        BALANCE                DISTRIBUTIONS
                                                   AT                                            AT       DIVIDEND     OF REALIZED
                                                9/30/09     PURCHASES(1)    SALES PROCEEDS     3/31/10     INCOME         GAINS
                                               ---------    ------------    --------------    --------    --------    -------------

      ALPHASECTOR(SM) ALLOCATION FUND
      Bond Fund ...........................    $  8,891        $1,606           $ 1,065)      $  9,582     $  164           $ 0
                                               --------        ------           -------       --------     ------           ---
                                               $  8,891        $1,606           $(1,065)      $  9,582     $  164           $ 0
                                               ========        ======           =======       ========     ======           ===
      ALTERNATIVES DIVERSIFIER FUND
      Global Infrastructure Fund(2) .......    $ 41,383        $  506           $ 3,984       $ 39,561     $  506           $ 0
      International Real Estate Securities
      Fund(2) .............................      30,436         2,171             5,046         25,952      2,171             0
      Market Neutral Fund(2) ..............      49,991         1,175                --         51,539         --             0
      Real Estate Securities Fund(2) ......      30,661           276             8,332         27,228        276             0
      Senior Floating Rate Fund(2) ........      27,088         1,450             2,556         26,222        911             0
                                               --------        ------           -------       --------     ------           ---
                                               $179,559        $5,578           $19,918       $170,502     $3,864           $ 0
                                               ========        ======           =======       ========     ======           ===

     (1)  Includes reinvested dividends from income and capital gains distributions.

     (2)  Class A shares exchanged for Class I shares on October 5, 2009.


                                                                 81

                                                     VIRTUS OPPORTUNITIES TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                            (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2010, were as follows:

                                                                     PURCHASES      SALES
                                                                    ----------    ----------
     Alpha-Sector Allocation Fund ..............................     $  9,374       $ 9,794
     Alpha-Sector Rotation Fund ................................      222,711        17,563
     Alternative Diversifier Fund ..............................        8,827        25,193
     Bond Fund .................................................       84,696        82,964
     CA Tax-Exempt Bond ........................................        2,509         1,751
     Global Infrastructure Fund ................................       11,650        10,477
     Global Opportunities Fund .................................       22,890        25,015
     Global Real Estate Securities Fund ........................          694           256
     Greater Asia ex Japan Opportunities Fund ..................        1,888         1,408
     Greater European Opportunities Fund .......................        1,150         1,070
     High Yield Fund ...........................................       42,765        43,437
     International Real Estate Securities Fund .................        2,683         6,710
     Market Neutral Fund .......................................       64,036        60,098
     Multi-Sector Fixed Income Fund ............................       89,131        62,655
     Senior Floating Rate Fund .................................       87,887        23,988

                                                                                    PURCHASES
                                                                    SHORT SALES   TO COVER SHORTS
                                                                    -----------   ---------------
     Market Neutral Fund .......................................      $74,608         $67,108

     Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2010, were as follows:

                                                                    PURCHASES      SALES
                                                                    ----------    -------
     Bond Fund .................................................      $70,965     $98,349
     Multi-Sector Fixed Income Fund ............................        1,246       3,270


                                                                 82


                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

5.   CAPITAL SHARE TRANSACTIONS
     (REPORTED IN THOUSANDS)
     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                            ----------    ---------    -----------------------
                                              SHARES        AMOUNT       SHARES       AMOUNT
                                            ----------    ---------    -----------------------
                                            -----------------------    -----------------------
                                                Six Months Ended
-----------------------------------------        March 31, 2010               Year Ended
ALPHASECTOR(SM) ALLOCATION FUND                   (Unaudited)             September 30, 2009
-----------------------------------------   -----------------------    -----------------------
CLASS A
Sale of shares                                     349    $   3,438          248    $    2,071
Reinvestment of distributions                       12          123           71           582
Shares repurchased                                (393)      (3,858)        (720)       (6,070)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            (32)   $    (297)        (401)   $   (3,417)
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                     146    $   1,460           94    $      772
Reinvestment of distributions                        5           54           27           220
Shares repurchased                                (179)      (1,777)        (616)       (5,104)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            (28)   $    (263)        (495)   $   (4,112)
                                            ==========    =========    =========    ==========
CLASS I(2)
Sale of shares                                      73    $     732           --    $       --
Reinvestment of distributions                       --(1)         1           --            --
Shares repurchased                                  (5)         (49)          --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             68    $     684           --    $       --
                                            ==========    =========    =========    ==========

-----------------------------------------
ALPHASECTOR(SM) ROTATION FUND
-----------------------------------------
CLASS A
Sale of shares                                  12,535    $ 124,150          336    $    2,733
Reinvestment of distributions                       21          212          132         1,049
Plan of Reorganization (See Note 11)                --           --          673         4,920
Shares repurchased                              (1,427)     (13,902)      (1,267)      (10,433)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                         11,129    $ 110,460         (126)   $   (1,731)
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                   6,198    $  60,844          291    $    2,307
Reinvestment of distributions                        5           54           63           495
Plan of Reorganization (See Note 11)                --(1)        --(1)       326         2,368
Shares repurchased                                (834)      (8,063)      (1,421)      (11,463)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          5,369    $  52,835         (741)   $   (6,293)
                                            ==========    =========    =========    ==========
CLASS I(2)
Sale of shares                                   5,138    $  50,539           --    $       --
Reinvestment of distributions                       --(1)         1           --            --
Shares repurchased                                (128)      (1,257)          --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          5,010    $  49,283           --    $       --
                                            ==========    =========    =========    ==========

(1) Amount less than 500.
(2) Inception date for Class I is October 1, 2009.


                                                                 83


                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                            ----------    ---------    -----------------------
                                              SHARES        AMOUNT       SHARES       AMOUNT
                                            ----------    ---------    -----------------------
                                            -----------------------    -----------------------
                                                Six Months Ended
-----------------------------------------        March 31, 2010               Year Ended
ALTERNATIVES DIVERSIFIER FUND                     (Unaudited)             September 30, 2009
-----------------------------------------   -----------------------    -----------------------
CLASS A
Sale of shares                                   3,034    $  29,294        9,545    $   79,842
Reinvestment of distributions                      246        2,402          208         1,695
Shares repurchased                              (7,490)     (71,717)     (17,177)     (140,477)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                         (4,210)   $ (40,021)      (7,424)   $  (58,940)
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                     996    $   9,500        2,585    $   21,666
Reinvestment of distributions                       93          899           40           318
Shares repurchased                              (2,068)     (19,698)      (4,935)      (40,060)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                           (979)   $  (9,299)      (2,310)   $  (18,076)
                                            ==========    =========    =========    ==========
CLASS I(2)
Sale of shares                                   4,224    $  40,278           --    $       --
Reinvestment of distributions                       --(1)         3           --            --
Shares repurchased                                (618)      (5,955)          --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          3,606    $  34,326           --    $       --
                                            ==========    =========    =========    ==========

-----------------------------------------
BOND FUND
-----------------------------------------
CLASS A
Sale of shares                                     226    $   2,405          799    $    7,932
Reinvestment of distributions                       93          990          136         1,365
Plan of Reorganization (See Note 11)                --           --        5,242        52,917
Shares repurchased                                (462)      (4,929)      (2,352)      (23,986)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                           (143)   $  (1,534)       3,825    $   38,228
                                            ==========    =========    =========    ==========
CLASS B
Sale of shares                                      11    $     110          105    $    1,008
Reinvestment of distributions                        4           42            8            79
Plan of Reorganization (See Note 11)                --           --           95           940
Shares repurchased                                (105)      (1,092)        (227)       (2,224)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            (90)   $    (940)         (19)   $     (197)
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                      75    $     787          463    $    4,507
Reinvestment of distributions                       10          102           14           137
Plan of Reorganization (See Note 11)                --           --          201         1,994
Shares repurchased                                (151)      (1,575)        (199)       (1,924)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            (66)   $    (686)         479    $    4,714
                                            ==========    =========    =========    ==========
CLASS I
Sale of shares                                     460    $   4,964        1,802    $   18,627
Reinvestment of distributions                      263        2,833          533         5,339
Shares repurchased                              (3,309)     (35,965)      (3,159)      (31,317)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                         (2,586)   $ (28,168)        (824)   $   (7,351)
                                            ==========    =========    =========    ==========

(1) Amount less than 500.
(2) Inception date for Class I is October 1, 2009.


                                                                 84

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                            ----------    ---------    -----------------------
                                              SHARES        AMOUNT       SHARES       AMOUNT
                                            ----------    ---------    -----------------------
                                            -----------------------    -----------------------
                                                Six Months Ended
-----------------------------------------        March 31, 2010               Year Ended
CA TAX-EXEMPT BOND FUND                            (Unaudited)            September 30, 2009
-----------------------------------------   -----------------------    -----------------------
CLASS A
Sale of shares                                       4    $      43           84    $      955
Reinvestment of distributions                       31          367           69           792
Shares repurchased                                (113)      (1,354)        (403)       (4,624)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            (78)   $    (944)        (250)   $   (2,877)
                                            ==========    =========    =========    ==========
CLASS I
Sale of shares                                     152    $   1,822          417    $    4,764
Reinvestment of distributions                       14          165           32           363
Shares repurchased                                 (68)        (818)        (807)       (9,208)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             98    $   1,169         (358)   $   (4,081)
                                            ==========    =========    =========    ==========

-----------------------------------------
GLOBAL INFRASTRUCTURE FUND
-----------------------------------------
CLASS A
Sale of shares                                   1,014    $  10,399        3,481    $   30,659
Reinvestment of distributions                       39          412          275         2,518
Shares repurchased                              (4,999)     (49,008)      (2,961)      (26,968)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                         (3,946)   $ (38,197)         795    $    6,209
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                     157    $   1,609          547    $    4,742
Reinvestment of distributions                        3           31            8            74
Shares repurchased                                 (52)        (536)        (103)         (967)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            108    $   1,104          452    $    3,849
                                            ==========    =========    =========    ==========
CLASS I
Sale of shares                                   4,317    $  42,019           36    $      317
Reinvestment of distributions                       49          514            1             9
Shares repurchased                                (405)      (4,186)         (10)          (88)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          3,961    $  38,347           27    $      238
                                            ==========    =========    =========    ==========
-----------------------------------------
GLOBAL OPPORTUNITIES FUND
-----------------------------------------
CLASS A
Sale of shares                                     359    $   2,518          253    $    1,470
Reinvestment of distributions                       78          547          110           642
Shares repurchased                                (605)      (4,224)      (1,652)       (9,786)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                           (168)   $  (1,159)      (1,289)   $   (7,674)
                                            ==========    =========    =========    ==========
CLASS B
Sale of shares                                      12    $      72           59    $      314
Reinvestment of distributions                        2           10            3            15
Shares repurchased                                 (44)        (275)        (170)         (901)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            (30)   $    (193)        (108)   $     (572)
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                      14    $      87           20    $      103
Reinvestment of distributions                        1            5            1             7
Shares repurchased                                  (8)         (53)         (55)         (273)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                              7    $      39          (34)   $     (163)
                                            ==========    =========    =========    ==========


                                                                 85


                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                            ----------    ---------    ---------   -----------
                                              SHARES        AMOUNT       SHARES       AMOUNT
                                            ----------    ---------    ---------   -----------
                                            -----------------------    -----------------------
                                               Six Months Ended             From Inception
-----------------------------------------       March 31, 2010             March 2, 2009 to
GLOBAL REAL ESTATE SECURITIES FUND                (Unaudited)             September 30, 2009
-----------------------------------------   -----------------------    -----------------------
CLASS A
Sale of shares                                       4    $      78           87    $      906
Reinvestment of distributions                       11          192           --            --
Shares repurchased                                  (2)         (41)          --(1)         (7)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             13    $     229           87    $      899
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                       1    $      12           11    $      109
Reinvestment of distributions                        1           23           --            --
Shares repurchased                                  --(1)        --(1)        --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                              2    $      35           11    $      109
                                            ==========    =========    =========    ==========
CLASS I
Sale of shares                                      24    $     445           10    $      104
Reinvestment of distributions                        4           62           --            --
Shares repurchased                                  (3)         (52)          --(1)         (4)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             25    $     455           10    $      100
                                            ==========    =========    =========    ==========

                                                                       -----------------------
                                                                            From Inception
-----------------------------------------                                 April 21, 2009 to
GREATER ASIA EX JAPAN OPPORTUNITIES FUND                                 September 30, 2009
-----------------------------------------                              -----------------------
CLASS A
Sale of shares                                      48    $     643          496    $    4,977
Reinvestment of distributions                       17          229           --            --
Shares repurchased                                 (10)        (134)          (1)          (13)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             55    $     738          495    $    4,964
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                       2    $      25           10    $      100
Reinvestment of distributions                       --(1)         4           --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                              2    $      29           10    $      100
                                            ==========    =========    =========    ==========
CLASS I
Sale of shares                                      --    $      --           10    $      100
Reinvestment of distributions                       --(1)         5           --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             --(1) $       5           10    $      100
                                            ==========    =========    =========    ==========

-----------------------------------------
GREATER EUROPEAN OPPORTUNITIES FUND
-----------------------------------------
CLASS A
Sale of shares                                      17    $     217          481    $    4,809
Reinvestment of distributions                       21          277           --            --
Shares repurchased                                  --(1)        --(1)        --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             38    $     494          481    $    4,809
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                      --    $      --           15    $      159
Reinvestment of distributions                        1            8           --            --
Shares repurchased                                  (5)         (66)          --(1)         --(1)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             (4)   $     (58)          15    $      159
                                            ==========    =========    =========    ==========
CLASS I
Sale of shares                                      --    $      --           10    $      100
Reinvestment of distributions                       --(1)         6           --            --
Shares repurchased                                  --(1)        --(1)        --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             --(1) $       6           10    $      100
                                            ==========    =========    =========    ==========

(1)  Amount less than 500.


                                                                 86

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                            ----------    ---------    ---------    ----------
                                              SHARES        AMOUNT       SHARES       AMOUNT
                                            ----------    ---------    ---------    ----------
                                            -----------------------    -----------------------
                                               Six Months Ended
-----------------------------------------        March 31, 2010             Year Ended
HIGH YIELD FUND                                    (Unaudited)           September 30, 2009
-----------------------------------------   -----------------------    -----------------------
CLASS A
Sale of shares                                     586    $   2,323        2,754    $    9,302
Reinvestment of distributions                      600        2,376        1,398         4,860
Shares repurchased                              (2,511)      (9,957)      (4,232)      (14,686)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                         (1,325)   $  (5,258)         (80)   $     (524)
                                            ==========    =========    =========    ==========
CLASS B
Sale of shares                                      12    $      45           49    $      177
Reinvestment of distributions                        5           19           14            48
Shares repurchased                                 (85)        (331)        (145)         (496)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            (68)   $    (267)         (82)   $     (271)
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                     103    $     406          160    $      564
Reinvestment of distributions                        9           35           17            59
Shares repurchased                                 (31)        (122)        (137)         (468)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             81    $     319           40    $      155
                                            ==========    =========    =========    ==========

-----------------------------------------
INTERNATIONAL REAL ESTATE SECURITIES FUND
-----------------------------------------
CLASS A
Sale of shares                                      35    $     209        1,367    $    5,970
Reinvestment of distributions                       27          145          420         1,993
Shares repurchased                              (5,087)     (29,406)      (5,485)      (24,623)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                         (5,025)   $ (29,052)      (3,698)   $  (16,660)
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                       8    $      47           92    $      428
Reinvestment of distributions                        5           29            3            13
Shares repurchased                                  (2)         (10)         (47)         (229)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             11    $      66           48    $      212
                                            ==========    =========    =========    ==========
CLASS I
Sale of shares                                   4,884    $  28,180            1    $        5
Reinvestment of distributions                      407        2,177            1             3
Shares repurchased                                (667)      (3,871)          --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          4,624    $  26,486            2    $        8
                                            ==========    =========    =========    ==========

-----------------------------------------
MARKET NEUTRAL FUND
-----------------------------------------
CLASS A
Sale of shares                                     660    $   6,975        3,947    $   40,379
Reinvestment of distributions                       --           --           --            --
Shares repurchased                              (6,124)     (64,404)      (8,995)      (90,427)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                         (5,464)   $ (57,429)      (5,048)   $  (50,048)
                                            ==========    =========    =========    ==========
CLASS B
Sale of shares                                       3    $      27           31    $      302
Shares repurchased                                 (49)        (488)         (65)         (638)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                            (46)   $    (461)         (34)   $     (336)
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                      54    $     537          137    $    1,345
Shares repurchased                                 (59)        (590)        (223)       (2,138)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                             (5)   $     (53)         (86)   $     (793)
                                            ==========    =========    =========    ==========


                                                                87

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010

                                            ----------    ---------    ---------    ----------
                                              SHARES        AMOUNT       SHARES       AMOUNT
                                            ----------    ---------    ---------    ----------
                                            -----------------------    -----------------------
                                               Six Months Ended
-----------------------------------------        March 31, 2010             Year Ended
MARKET NEUTRAL FUND (CONTINUED)                    (Unaudited)           September 30, 2009
-----------------------------------------   -----------------------    -----------------------
CLASS I(2)
Sale of shares                                   6,960    $  73,213           --    $      --
Shares repurchased                                 (97)      (1,019)          --           --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          6,863    $  72,194           --    $       --
                                            ==========    =========    =========    ==========

-----------------------------------------
MULTI-SECTOR FIXED INCOME FUND
-----------------------------------------
CLASS A
Sale of shares                                   2,439    $  24,881        5,597    $   49,548
Reinvestment of distributions                      246        2,519          514         4,358
Shares repurchased                              (3,409)     (34,436)      (3,479)      (28,620)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                           (724)   $  (7,036)       2,632    $   25,286
                                            ==========    =========    =========    ==========
CLASS B
Sale of shares                                      74    $     741          258    $    2,120
Reinvestment of distributions                       19          199           54           453
Shares repurchased                                 (86)        (877)        (276)       (2,404)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                              7    $      63           36    $      169
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                   1,477    $  15,179        3,161    $   27,293
Reinvestment of distributions                       59          605           96           830
Shares repurchased                                (459)      (4,706)        (942)       (8,159)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          1,077    $  11,078        2,315    $   19,964
                                            ==========    =========    =========    ==========
CLASS I(2)
Sale of shares                                   2,742    $  27,596           --    $       --
Reinvestment of distributions                       --(1)         3           --            --
Shares repurchased                                (650)      (6,599)          --            --
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          2,092    $  21,000           --    $       --
                                            ==========    =========    =========    ==========

-----------------------------------------
SENIOR FLOATING RATE FUND
-----------------------------------------
CLASS A
Sale of shares                                   6,727    $  65,719        3,998    $   34,119
Reinvestment of distributions                      133        1,298          205         1,836
Shares repurchased                              (3,961)     (39,060)        (357)       (3,248)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          2,899    $  27,957        3,846    $   32,707
                                            ==========    =========    =========    ==========
CLASS C
Sale of shares                                   1,194    $  11,740          249    $    2,289
Reinvestment of distributions                       21          204            4            38
Shares repurchased                                 (21)        (208)         (13)         (115)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          1,194    $  11,736          240    $    2,212
                                            ==========    =========    =========    ==========
CLASS I
Sale of shares                                   3,030    $  29,792           40    $      365
Reinvestment of distributions                      151        1,475            2            18
Shares repurchased                                (261)      (2,561)         (27)         (246)
                                            ----------    ---------    ---------    ----------
Net increase/(decrease)                          2,920    $  28,706           15    $      137
                                            ==========    =========    =========    ==========

(1)  Amount less than 500.

(2)  Inception date for Class I is October 1, 2009.


                                                                88

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

6.   10% SHAREHOLDERS

     As of March 31, 2010, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                                              % OF SHARES   NUMBER OF
                                                              OUTSTANDING    ACCOUNTS
                                                              -----------   ---------
     AlphaSector(SM) Allocation Fund ......................        20%          1
     AlphaSector(SM) Rotation Fund ........................        10           1
     Alternatives Diversifier Fund ........................        13           1
     Bond Fund ............................................        35           2
     CA Tax-Exempt Bond Fund ..............................        31           2
     Global Infrastructure Fund ...........................        45           1
     Global Real Estate Securities Fund ...................        76           2*
     Greater Asia ex Japan Opportunities Fund .............        87           1
     Greater European Opportunities Fund ..................        93           1
     International Real Estate Securities Fund ............        91           1*
     Market Neutral Fund ..................................        76           2*
     Multi-Sector Fixed Income Fund .......................        10           1
     Senior Floating Rate Fund ............................        63           4*

     *    Includes affiliated shareholder accounts.

     The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control;
     however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At March 31, 2010, the Fund was the owner of record of approximately 91% of the International
     Real Estate Securities Fund, 54% of the Market Neutral Fund, 45% of the Global Infrastructure Fund, and 21% of the Senior
     Floating Rate Fund.

7.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.
     Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally,
     144A securities are excluded from this category, except where defined as illiquid.

     At March 31, 2010, the Funds held the following illiquid and restricted securities:

                                                                            MARKET VALUE       % OF
                                                ACQUISITION   ACQUISITION        AT        NET ASSETS AT
                                                   DATE           COST         3/31/10        3/31/10
                                                -----------   -----------   ------------   -------------
     Bond Fund
     ---------
     DLJ Mortgage Acceptance
        Corp. 96-M, 1 (Principal Only)
        144A 0.000%,
        9/18/11 .............................     4/28/04        $    2          $ 2           0.0%
     High Yield Fund
     ---------------
     Poland Telecom Finance BV
        Series B
        14%, 12/1/07 ........................     11/24/97        5,000           62           0.0%
     ACG Holdings, Inc. .....................      12/4/93          358            0           0.0%
     Market Neutral Fund
     -------------------
     Telefonica Moviles S.A .................     12/20/01            0            0           0.0%

     The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.   CREDIT RISK AND ASSET CONCENTRATION

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.


                                                                 89

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

     Since the Market Neutral Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At March 31, 2010, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                                        PERCENTAGE OF TOTAL
                     FUND                            SECTOR                 INVESTMENTS
     -----------------------------------   --------------------------   -------------------
     Global Infrastructure Fund            Telecommunication Services           31%
                                                    Utilities                   30
     Global Opportunities Fund                  Consumer Staples                40
     Greater European Opportunities Fund        Consumer Staples                35

9.   INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.  REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by
     Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

11.  PLANS OF REORGANIZATION
     (ALL AMOUNTS EXCEPT FOR PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     On May 29, 2009, the Bond Fund acquired all of the net assets of the Virtus Core Bond Fund ("Core Bond Fund") of the Virtus
     Opportunities Trust pursuant to an Agreement and Plan of Reorganization approved by the Core Bond Fund's Board of Trustees on
     February 25, 2009. The acquisition was accomplished by a tax-free exchange of 5,242 Class A shares, 95 Class B shares, and 201
     Class C shares of the Bond Fund outstanding on May 29, 2009, (valued at $52,917, $940 and $1,994, respectively) for 6,851 Class
     A shares, 123 Class B shares, and 259 Class C shares of the Core Bond Fund outstanding on May 29, 2009. The Core Bond Fund had net assets on that date of $55,851 including $3,274 of net depreciation, which were combined with those of the Bond Fund. The aggregate net assets of Bond Fund immediately after the merger were $221,885 (which included Class I net assets of $131,924 which were not included in the exchange). The shareholders of each Class of the Core Bond Fund received for each share owned approximately 0.76, 0.77 and 0.78 share, respectively, of Class A, Class B, and Class C shares of the Bond Fund.

     On November 21, 2008, the AlphaSector(SM) Rotation Fund (formerly the Wealth Builder Fund) acquired all of the net assets of the Virtus Wealth Accumulator Fund ("Wealth Accumulator Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Virtus Opportunities Trust on August 20, 2008. The acquisition was accomplished by a tax-free exchange of 673 Class A shares and 326 Class C shares of the AlphaSector(SM) Rotation Fund outstanding on November 21, 2008
     (valued at $4,920 and $2,368, respectively) for 773 Class A shares and 376 Class C shares of the Wealth Accumulator Fund outstanding on November 21, 2008. The Wealth Accumulator Fund had net assets on that date of $7,288 including $5,266 of net depreciation, which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $70,731. The shareholders of the Wealth Accumulator Fund received for each share owned approximately 0.87 and 0.87, respectively, of Class A and Class C shares of the same class of the AlphaSector(SM) Rotation Fund.

12.  EXEMPTIVE ORDER

     On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds.


                                                                 90

                                                     VIRTUS OPPORTUNITIES TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           MARCH 31, 2010
                                                             (UNAUDITED)

13.  FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                                 NET UNREALIZED
                                                      FEDERAL     UNREALIZED     UNREALIZED       APPRECIATION
     FUND                                             TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
     ----                                            ---------   ------------   --------------   --------------
     AlphaSector(SM) Allocation Fund .............   $  36,218      $ 2,827        $   (163)        $  2,664
     AlphaSector(SM) Rotation Fund ...............     287,451       16,572            (702)          15,870
     Alternatives Diversifier Fund ...............     277,871       36,040         (51,714)         (15,674)
     Bond Fund ...................................     186,980        8,739            (996)           7,743
     CA Tax-Exempt Bond Fund .....................      56,675        2,830          (1,716)           1,114
     Global Infrastructure Fund ..................      88,236        6,053          (6,285)            (232)
     Global Opportunities Fund ...................      48,470       12,302             (60)          12,242
     Global Real Estate Securities Fund ..........       1,870          913            (149)             764
     Greater Asia ex Japan Opportunities Fund ....       6,230        1,958             (40)           1,918
     Greater European Opportunities Fund .........       5,595        1,518             (46)           1,471
     High Yield Fund .............................      90,112        5,967          (5,434)             533
     International Real Estate Securities Fund ...      31,050        4,518          (7,307)          (2,789)
     Market Neutral Fund (Long positions) ........      79,812       17,519          (3,545)          13,974
     Market Neutral Fund (Short positions) .......     (83,885)       2,135         (10,431)          (8,296)
     Multi-Sector Fixed Income Fund ..............     201,673       15,022          (4,660)          10,362
     Senior Floating Rate Fund ...................     135,751        6,463            (420)           6,043

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                         EXPIRATION YEAR
                                        ---------------------------------------------------------------------------------
                                          2010      2011    2012    2013     2014     2015     2016      2017      TOTAL
                                        -------   -------   ----   ------   ------   ------   ------   -------   --------
     AlphaSector(SM) Allocation
        Fund ........................   $    --   $    --   $ --   $   --   $   --   $   --   $   --   $   402   $    402
     AlphaSector(SM) Rotation
        Fund ........................        --        --     --       --       --       --      223       687        910
     Alternatives Diversifier
        Fund ........................        --        --     --       --       --      443    1,961     2,258      4,662
     Bond Fund ......................        --     6,017    274    6,243       41    4,355    1,080     3,798     21,808
     Global Infrastructure
        Fund ........................        --        --     --       --       --       --       --     1,264      1,264
     Global Opportunities
        Fund ........................        --        --     --       --       --       --       --     8,384      8,384
     High Yield Fund ................    70,135    21,887     --       --      143       --       --    17,034    109,199
     International Real
        Estate Securities
        Fund ........................        --        --     --       --       --       --       --       231        231
     Market Neutral Fund ............        --     9,854     --       --    7,527    6,744       24        --     24,149
     Multi-Sector Fixed
        Income Fund .................    13,774        --     --       --       --       --       --     1,960     15,734

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

14.  RECENT ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06
     "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820,
     Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15,
     2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

15.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Trust with immediate effect.


                                                                 91

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                      BY THE BOARD OF TRUSTEES

The Board of Trustees of the Trust, along with the Boards of        With respect to the sub-advisory Agreements, the Board noted
Trustees of the other trusts in the Virtus Mutual Funds family      that each full-service subadviser(2) provided portfolio
of funds (collectively, the "Board"), are responsible for           management, compliance with the respective Fund's investment
determining whether to approve the establishment and                policies and procedures, compliance with applicable securities
continuation of each investment advisory and sub-advisory           laws and assurances thereof. In considering the renewal of the
agreement (each, an "Agreement") applicable to the Virtus Mutual    sub-advisory Agreements, therefore, the Board considered each
Funds (collectively, the "Funds"). At meetings held on November     subadviser's investment management process, including (a) the
17-19, 2009, the Board, including a majority of the independent     experience, capability and integrity of the subadviser's
Trustees, considered and approved the continuation of each          management and other personnel committed by the subadviser to
Agreement, as further discussed below. In approving each            its respective Fund(s); (b) the financial position of the
Agreement, the Board determined that the continued retention of     subadviser; (c) the quality and commitment of the subadviser's
the applicable adviser or subadviser was in the best interests      regulatory and legal compliance policies, procedures and
of the Funds and their shareholders. The Trustees considered        systems; and (d) the subadviser's brokerage and trading
each Fund separately, though they also collectively took into       practices.
account those interests that all the Funds had in common.
                                                                    After considering all of the information provided to them, the
In reaching their decisions, the Board considered information       Trustees concluded that the nature, extent and quality of the
furnished throughout the year at regular Board meetings as well     services provided by VIA and each subadviser were reasonable and
as information prepared specifically in connection with the         beneficial to the Funds and their shareholders.
annual review process. During the review process, the Board
received assistance and advice from, and met separately with,       INVESTMENT PERFORMANCE
independent legal counsel. The Board's determination
contemplated a number of factors that the Trustees believed, in     The Board placed significant emphasis on its consideration of
light of the legal advice furnished to them as well as their own    the investment performance of the Funds, in view of its
business judgment, to be relevant. Some of the factors that the     importance to shareholders, and evaluated Fund performance in
Board considered are described below, although the Trustees did     the context of the special considerations that a
not identify any particular information or factor as controlling    manager-of-managers structure requires. The Board also
but instead considered the Agreements in the totality of the        considered that VIA continued to be proactive in seeking to
circumstances. Each individual Trustee may have evaluated the       replace and/or add subadvisers as necessary, with a view toward
information presented differently, giving different weights to      improving Fund performance over the long term.
different factors.
                                                                    While consideration was given to performance reports and
NATURE, EXTENT AND QUALITY OF SERVICES                              discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report
The majority of the Funds(1) are managed using a "manager of        (the "Lipper Report") for the Funds prepared by Lipper Inc.
managers" structure that generally involves the use of one or       ("Lipper") and furnished specifically for the contract renewal
more subadvisers to manage some or all of a Fund's portfolio.       process. (Lipper is an independent provider of investment
Under this structure, Virtus Investment Advisers, Inc. ("VIA")      company data retained by the Funds for this purpose.) The Lipper
is responsible for evaluating and selecting subadvisers on an       Report presented each Fund's short-term and long-term
ongoing basis and making any recommendations to the Board           performance relative to a peer group of other mutual funds and
regarding hiring, retaining or replacing subadvisers. In            relevant benchmarks, as selected by Lipper. The Board considered
considering the Agreement with VIA, therefore, the Trustees         the composition of each peer group, selection criteria and the
considered VIA's process for supervising and managing the Funds'    appropriateness of the benchmark used for each Fund. The Board
subadvisers, including (a) VIA's ability to select and monitor      also assessed each Fund's performance in the context of its
the subadvisers; (b) VIA's ability to provide the services          review of the fees and expenses of each Fund as well as VIA's
necessary to monitor the subadvisers' compliance with the Funds'    profitability.
respective investment objectives, policies and restrictions as
well as provide other oversight activities; and (c) VIA's           The Board noted that while many of the Funds had generally
ability and willingness to identify instances in which a            performed in line with their respective benchmarks and peer
subadviser should be replaced and to carry out the required         groups during the periods measured, some of the Funds had
changes. The Trustees also considered: (d) the experience,          underperformed in comparison with their respective benchmarks
capability and integrity of VIA's management and other              and/or peer groups. Where significant, the Board extensively
personnel; (e) the financial position of VIA; (f) the quality of    considered the performance of the underperforming Funds and the
VIA's own regulatory and legal compliance policies, procedures      reasons for the performance issues. The Board discussed the
and systems; (g) the nature, extent and quality of                  possible reasons for the underperformance with VIA, and spoke
administrative and other services provided by VIA to the Funds;     with representatives from VIA regarding plans to monitor and
and (h) VIA's supervision of the Funds' other service providers.    address performance issues during the coming year.
Finally, the Board also noted the extent of benefits that are
provided to Fund shareholders as a result of being part of the      The Board ultimately determined, within the context of all of
family of Virtus Mutual Funds, including the right to exchange      its considerations in connection with the Agreements, that the
investments between Funds within the same class without a sales     Funds' overall investment performance was reasonable, and
charge, the ability to reinvest Fund dividends into other Funds     concluded that VIA's and each subadviser's performance record
and the right to combine holdings in other Funds to obtain a        and process in managing the Funds merited approval of the
reduced sales charge.                                               continuation of the Agreements. However, the Board noted that certain Funds'

----------
(1)  DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH &
     INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS ALTERNATIVES DIVERSIFIER FUND AND VIRTUS CA TAX-EXEMPT BOND
     FUND, EACH OF WHICH IS A SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A
     SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

(2)  F-SQUARED INVESTMENTS, INC. IS THE SUB-ADVISER TO VIRTUS ALPHASECTOR(SM) ALLOCATION FUND AND VIRTUS ALPHASECTOR(SM) ROTATION
     FUND BUT PROVIDES LIMITED SERVICES IN THIS ROLE. THE BOARD CONSIDERED BOTH THE VIA AGREEMENT AND THE APPLICABLE SUB-ADVISORY
     AGREEMENT IN THIS CONTEXT.


                                                                 92

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                BY THE BOARD OF TRUSTEES (CONTINUED)

performance would continue to be closely monitored and it           addition, the Board noted that as part of the contract renewal
expected that if performance over a longer period of time did       process, it had voted for the advisory fees for certain of the
not improve the adviser would recommend that the subadviser be      Funds to be changed from flat fees to fees containing
replaced in a timely manner.                                        breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund
PROFITABILITY                                                       Management had represented that with respect to such fee
                                                                    changes, VIA would not reduce the quality or quantity of its
The Board also considered the level of profits realized by VIA      services, and that its obligations would remain the same in all
and its affiliates in connection with the operation of the          respects. Finally, the Board also noted that several of the
Funds. In this regard, the Board reviewed the analysis presented    Funds had fee waivers and/or expense caps in place to limit the
regarding the overall profitability of VIA for its management of    total expenses incurred by the Funds and their shareholders.
the Virtus Mutual Funds, as well as its profits and those of its    Based upon the information presented by VIA and Lipper, the
affiliates for managing and providing other services to each        Trustees then determined, in the exercise of their business
Fund. In addition to the fees paid to VIA and its affiliates,       judgment, that the management fees charged by VIA and the total
the Trustees considered any other benefits derived by VIA or its    expenses of the Funds were reasonable, both on an absolute basis
affiliates from their relationship with the Funds. Specific         and in comparison with the fees and expenses of other funds in
attention was paid to the methodology used to allocate costs to     each Fund's peer group and the industry at large.
each Fund, in recognition of the fact that allocation
methodologies are inherently subjective and various allocation      The Board did not receive comparative fee information relating
methodologies may each be reasonable while producing different      specifically to sub-advisory fees, in light of the fact that the
results. In this regard, the Board noted that the allocations       sub-advisory fees are paid by VIA and not by the Funds, so that
appeared reasonable, and concluded that the profitability to VIA    Fund shareholders are not directly impacted by those fees.
from each Fund was reasonable in light of the quality of all
services rendered to the Funds by VIA and its affiliates.           ECONOMIES OF SCALE

The Board did not separately review profitability information       The Board noted that the management fees for several of the
for each subadviser, noting that the sub-advisory fees are paid     Funds included breakpoints based on assets under management, and
by VIA rather than the Funds, so that Fund shareholders are not     that fee waivers and/or expense caps were also in place for
directly impacted by those fees.                                    several of the Funds. The Board determined that VIA and the
                                                                    Funds likely would achieve certain economies of scale,
MANAGEMENT FEES AND TOTAL EXPENSES                                  particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit
In evaluating the management fees and total expenses of each        from these economies of scale.
Fund, the Board reviewed information provided by VIA and
comparisons to other funds in each Fund's peer group as             In considering the sub-advisory Agreements, the Board also
presented in the Lipper Report. The Board noted that certain        considered the existence of any economies of scale and whether
Funds had higher gross expenses when expressed as a percentage      they would be passed along to the Funds' shareholders, but noted
of net assets than those of such Funds' larger peers, which the     that any such economies would likely be generated at the Fund
Trustees considered in the context of these Funds' expectations     level rather than at the subadviser level.
for future growth. In

----------
(3)  DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT HAD SUCH CHANGES WERE VIRTUS MID-CAP VALUE FUND AND VIRTUS SMALL-CAP CORE
     FUND, EACH A SERIES OF VIRTUS EQUITY TRUST; VIRTUS BALANCED ALLOCATION FUND, VIRTUS CORE EQUITY FUND, VIRTUS EMERGING MARKETS
     OPPORTUNITIES FUND, VIRTUS SHORT/INTERMEDIATE BOND FUND AND VIRTUS VALUE EQUITY FUND, EACH A SERIES OF VIRTUS INSIGHT TRUST;
     AND, VIRTUS BOND FUND AND VIRTUS MARKET NEUTRAL FUND, EACH A SERIES OF VIRTUS OPPORTUNITIES TRUST.


                                                                 93

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                                            INVESTMENT ADVISER
George R. Aylward                                                   Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                                    100 Pearl Street
Philip R. McLoughlin, Chairman                                      Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                      PRINCIPAL UNDERWRITER
Richard E. Segerson                                                 VP Distributors, Inc.
Ferdinand L.J. Verdonck                                             100 Pearl Street
                                                                    Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                                        TRANSFER AGENT
Nancy G. Curtiss, Senior Vice President                             VP Distributors, Inc.
Francis G. Waltman, Senior Vice President                           100 Pearl Street
Marc Baltuch, Vice President and                                    Hartford, CT 06103-4506
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer                         CUSTODIANS
   and Treasurer                                                    The Bank of New York Mellon
Kevin J. Carr, Vice President, Chief Legal                          One Wall Street
   Officer, Counsel and Secretary                                   New York, NY 10286

                                                                    PFPC Trust Company
                                                                    8800 Tinicum Boulevard
                                                                    Philadelphia, PA 19153-3111

                                                                    HOW TO CONTACT US
                                                                    Mutual Fund Services         1-800-243-1574
                                                                    Adviser Consulting Group     1-800-243-4361
                                                                    Telephone Orders             1-800-367-5877
                                                                    Text Telephone               1-800-243-1926
                                                                    Web site                         virtus.com

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

       (VIRTUS MUTUAL FUNDS LOGO)                                     PRSRT STD
                                                                    U.S. POSTAGE
c/o State Street Bank and Trust Company                                 PAID
             P.O. Box 8301                                           LANCASTER,
         Boston, MA 02266-8301                                           PA
                                                                     PERMIT 1793


For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com.


8022                                                                        4-10

                                                                                                                        SEMIANNUAL
                                                    (VIRTUS MUTUAL FUNDS LOGO)                                              REPORT

==================================================================================================================================

                                                 Virtus Foreign Opportunities Fund














----------------------------------------------------------------------------------------------------------------------------------

TRUST NAME:                                               March 31, 2010                                              Eligible
VIRTUS                                                                                                            shareholders can
OPPORTUNITIES                                                                                                        sign up for
TRUST                                                                                                                 eDelivery
                                                                                                                         at
                                                                                                                     Virtus.com

NO BANK GUARANTEE                                        NOT FDIC INSURED                                           MAY LOSE VALUE

                                                         TABLE OF CONTENTS

VIRTUS FOREIGN OPPORTUNITIES FUND
("Foreign Opportunities Fund")

Message to Shareholders .....................................................................................................    1
Disclosure of Fund Expenses .................................................................................................    2
Schedule of Investments .....................................................................................................    4
Statement of Assets and Liabilities .........................................................................................    8
Statement of Operations .....................................................................................................    9
Statement of Changes in Net Assets ..........................................................................................   10
Financial Highlights ........................................................................................................   12
Notes to Financial Statements ...............................................................................................   14
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees ..............................................   22

----------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574.
This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov.
Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference
Room can be obtained by calling toll-free 1-800-SEC-0330.

----------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                                                      MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The first quarter of 2010 gave investors a taste of the kind of volatility that could be in store for some time.

The quarter began with a 9 percent correction in the S&P 500(R) Index from mid-January to early February 5, followed by a resumption of 2009's bull market. The major indices were up more than 4 percent for the quarter and by the end of March, both the
Dow Jones Industrial Average(SM) and the S&P 500 Index were up more than 65 percent from their lows on March 9, 2009. Surprisingly robust consumer spending and corporate earnings continued to support the transition of the U.S. economy out of recession toward modest growth.

Unfortunately, there are some dark clouds on the horizon that may temper investors' optimism. The economy must navigate the long term impact of the unprecedented government spending to revive the global economy. Significant headwinds remain for investors, as evidenced by the current underperformance of the Chinese equity market, the solvency crisis in the Eurozone and persistently high unemployment rates in the U.S. and abroad.

We believe this volatility is a reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors. Ask your financial advisor to review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. As your advisor reviews your portfolio, we hope you will consider the wide range of equity, fixed income and alternative funds that Virtus offers.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to continuing to serve all your investment needs.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

MAY 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                                 1

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                              DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

     We believe it is important for you to understand the impact   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
of costs on your  investment.  All mutual  funds have  operating
expenses.  As a shareholder of the Virtus Foreign  Opportunities        The second  section  of the  accompanying  table  provides
Fund  (the  "Fund")  you may  incur  two  types  of  costs:  (1)   information about hypothetical  account values and hypothetical
transaction costs, including sales charges on purchases of Class   expenses  based  on the  Fund's  actual  expense  ratio  and an
A  shares  and  contingent  deferred  sales  charges  on Class C   assumed rate of return of 5% per year before expenses, which is
shares;  and (2) ongoing costs,  including  investment  advisory   not your Fund's actual return. The hypothetical  account values
fees; distribution and service fees; and other expenses. Class I   and  expenses  may not be used to  estimate  the actual  ending
shares  are  sold  without  a  sales  charge  and do  not  incur   account  balance or expenses  you paid for the period.  You may
distribution  and service fees.  These  examples are intended to   use this  information to compare the ongoing costs of investing
help you understand your ongoing costs (in dollars) of investing   in your  Fund  and  other  funds.  To do so,  compare  these 5%
in the Fund and to compare these costs with the ongoing costs of   hypothetical  examples with the 5%  hypothetical  examples that
investing in other mutual funds.  These examples are based on an   appear in the shareholder reports of the other funds.
investment of $1,000 invested at the beginning of the period and
held for the entire  six-month  period.  The  following  Expense        Please note that the  expenses  shown in the  accompanying
Table illustrates your fund's costs in two ways.                   table are meant to highlight your ongoing costs only and do not reflect  any  transactional  costs,  such as sales  charges  or
ACTUAL EXPENSES                                                    contingent  deferred  sales  charges.   Therefore,  the  second
                                                                   section  of the  accompanying  table  is  useful  in  comparing
     The  first  section  of  the  accompanying  table  provides   ongoing  costs  only,  and  will not  help  you  determine  the
information about actual account values and actual expenses. You   relative total costs of owning different funds. In addition, if
may use the  information  in this  section,  together  with  the   these transactional costs were included,  your costs would have
amount you invested, to estimate the expenses that you paid over   been higher.  The calculations  assume no shares were bought or
the  period.  Simply  divide your  account  value by $1,000 (for   sold during the period.  Your actual costs may have been higher
example,  an $8,600 account value divided by $1,000 = 8.6), then   or lower,  depending on the amount of your  investment  and the
multiply  the result by the number given for your fund under the   timing of any purchases or redemptions.
heading  "Expenses  Paid During Period" to estimate the expenses you paid on your account during the period.


                                                                 2

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                        DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

EXPENSE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Beginning          Ending                    Expenses
                                                                             Account           Account      Annualized     Paid
                                                                              Value             Value         Expense     During
                                                                         October 1, 2009   March 31, 2010      Ratio      Period*
----------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                                     $1,000.00         $1,086.50        1.44%      $ 7.49
Class C                                                                      1,000.00          1,082.30        2.20        11.42
Class I                                                                      1,000.00          1,088.10        1.20         6.25

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                                      1,000.00          1,017.66        1.44         7.27
Class C                                                                      1,000.00          1,013.82        2.20        11.11
Class I                                                                      1,000.00          1,018.87        1.20         6.06

*    Expenses are equal to the Fund's annualized  expense ratio which includes waived fees and reimbursed  expenses,  if applicable, multiplied by the average  account value over the period,  multiplied by the number of days (182)  expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized  expense ratios noted above do not reflect fees and expenses  associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more  information  about the Fund's  expenses in the Financial  Statements  section that follows.  For  additional information on operating expenses and other shareholder costs, refer to the prospectus.


                                                                3

                                                VIRTUS FOREIGN OPPORTUNITIES FUND
                                                     SCHEDULE OF INVESTMENTS
                                                    MARCH 31, 2010 (UNAUDITED)

                          -------------------------------------------------------------------------------

                                                          Asset Allocations
                                                          -----------------

                          The following table presents the portfolio holdings within certain sectors as a percentage of total investments at March 31, 2010.

                          Consumer Staples                                                            41%
                          Health Care                                                                 17
                          Financials                                                                  15
                          Utilities                                                                   10
                          Energy                                                                       6
                          Industrials                                                                  5
                          Information Technology                                                       3
                          Other (includes short-term investments)                                      3
                                                                                                     ---
                          Total                                                                      100%
                                                                                                     ===

                          -------------------------------------------------------------------------------

($ reported in thousands)

                                           SHARES       VALUE                                                SHARES       VALUE
                                         ----------  ----------                                            ----------  ----------
PREFERRED STOCK--2.5%                                             CONSUMER STAPLES--CONTINUED
                                                                  Nestle S.A. Registered Shares               979,500  $   50,164
CONSUMER STAPLES--1.4%                                            Philip Morris International, Inc.         1,149,188      59,942
Companhia de Bebidas das Americas ADR                             Reckitt Benckiser Group plc                 677,717      37,198
   Pfd. 3.50%                               189,328  $   17,354   Shoppers Drug Mart Corp.                    390,614      16,784
                                                     ----------   Souza Cruz SA                               568,311      19,871
                                                                  Tesco plc                                 5,669,939      37,467
UTILITIES--1.1%                                                   Woolworths Ltd.                           1,297,937      33,349
AES Tiete SA Pfd.                                                                                                      ----------
   12.580%                                1,189,315      12,988                                                           471,148
---------------------------------------------------------------                                                        ----------
TOTAL PREFERRED STOCK                                             ENERGY--6.1%
(IDENTIFIED COST $21,458)                                30,342   BG Group plc                                472,357       8,175
---------------------------------------------------------------   Canadian Natural Resources Ltd.             275,981      20,426
COMMON STOCKS--96.2%                                              Core Laboratories N.V.                      159,420      20,852
                                                                  Total SA                                    406,238      23,583
CONSUMER DISCRETIONARY--1.6%                                                                                           ----------
Nitori Co., Ltd.                            253,950      19,286                                                            73,036
                                                     ----------                                                        ----------
CONSUMER STAPLES--39.1%                                           FINANCIALS--15.4%
British American Tobacco plc              1,797,321      61,953   Amlin plc                                 2,648,023      15,595
Coca-Cola Amatil Ltd.                       998,102      10,304   Cetip SA-Balcao Organizado de Ativos e
Colruyt SA                                   72,344      17,808      Derivativos                              692,507       5,666
Diageo plc                                1,504,817      25,256   HDFC Bank Ltd.                            1,410,250      60,735
Hindustan Unilever Ltd.                   2,470,630      13,183   Housing Development Finance Corp.           827,194      50,065
Imperial Tobacco Group plc                1,729,110      52,741
ITC Ltd.                                  3,462,289      20,286
Lindt & Spruengli AG                          2,562       6,062
Nestle India Ltd.                           147,288       8,780

                                                 See Notes to Financial Statements


                                                                4

                                                VIRTUS FOREIGN OPPORTUNITIES FUND
                                               SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                           SHARES       VALUE                                                SHARES       VALUE
                                         ----------  ----------                                            ----------  ----------
FINANCIALS--CONTINUED                                             UTILITIES--9.0%
Muenchener Rueckversicherungs-                                    CPFL Energia SA                             564,700  $   11,333
   Gesellschaft AG Registered Shares        114,057  $   18,509   Enagas S.A.                               1,370,150      30,026
Power Corp. of Canada                       440,076      13,285   Red Electrica Corp. S.A.                    383,090      20,560
QBE Insurance Group Ltd.                  1,123,051      21,467   RWE AG                                      150,980      13,377
                                                     ----------   Scottish & Southern Energy plc              721,618      12,057
                                                        185,322   Terna Rete Elettrica
                                                     ----------      Nazionale S.p.A.                       4,940,000      21,368
HEALTH CARE--17.2%                                                                                                     ----------
Cie Generale D'optique                                                                                                    108,721
   Essilor International SA                 346,954      22,151   ---------------------------------------------------------------
Cipla Ltd.                                2,226,847      16,783   TOTAL COMMON STOCKS
Covidien plc                                534,536      26,876   (IDENTIFIED COST $952,323)                            1,158,854
Novartis AG Registered                                            ---------------------------------------------------------------
   Shares                                   562,906      30,404   TOTAL LONG TERM INVESTMENTS--98.7%
Novo Nordisk A/S                                                  (IDENTIFIED COST $973,781)                            1,189,196
   Class B                                  582,817      45,225   ---------------------------------------------------------------
Roche Holding AG                                                  SHORT-TERM INVESTMENTS--1.0%
   Registered Shares                        271,760      44,073   MONEY MARKET MUTUAL FUNDS--1.0%
Synthes, Inc.                               177,767      22,187   Dreyfus Cash
                                                     ----------      Management Fund -
                                                        207,699      Institutional Shares
                                                     ----------      (seven-day effective yield 0.070%)    11,931,433      11,931
INDUSTRIALS--5.1%                                                 ---------------------------------------------------------------
Bharat Heavy Electricals Ltd.               171,136       9,113   TOTAL SHORT-TERM INVESTMENTS
Capita Group plc/The                      1,817,824      20,868   (IDENTIFIED COST $11,931)                                11,931
De La Rue plc                               917,140      12,895   ---------------------------------------------------------------
G4S plc                                   1,703,184       6,759   TOTAL INVESTMENTS--99.7%
Secom Co. Ltd.                              271,100      11,860   (IDENTIFIED COST $985,712)                            1,201,127(1)
                                                     ----------   Other assets and liabilities, net--0.3%                   4,019
                                                         61,495                                                        ----------
                                                     ----------   NET ASSETS--100.0%                                   $1,205,146
INFORMATION TECHNOLOGY--2.7%                                                                                           ==========
Cielo SA                                  1,554,000      14,759   FOOTNOTE LEGEND:
Redecard SA                                 939,860      17,388
                                                     ----------   (1)  Federal Income Tax Information: For tax information at
                                                         32,147        March 31, 2010, see Note 9 Federal Income Tax Information
                                                     ----------        in the Notes to Financial Statements.

                                                 See Notes to Financial Statements


                                                                 5

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of March 31, 2010+                          KEY INVESTMENT TERMS
---------------------------------------------------------------   ADR (AMERICAN DEPOSITARY RECEIPT)
United States (includes short-term investments)              30%  Represents shares of foreign companies traded in U.S. dollars on
India                                                        15   U.S. exchanges that are held by a U.S. bank or trust. Foreign
Switzerland                                                  13   companies use ADRs in order to make it easier for Americans to buy
Brazil                                                        8   their shares.
Australia                                                     6
Spain                                                         4   SPONSORED ADR
Other                                                        24   (AMERICAN DEPOSITARY RECEIPT)
---------------------------------------------------------------   An ADR which is issued with the cooperation of the company whose
Total                                                      100%   stock will underlie the ADR. Sponsored ADRs generally carry the
---------------------------------------------------------------   same rights normally given to stockholders, such as voting rights.
                                                                  ADRs must be sponsored to be able to trade on a major U.S.
+    % of total investments as of March 31, 2010.                 exchange such as the NYSE.

                                                 See Notes to Financial Statements


                                                                 6

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

At March 31, 2010, the Fund had entered into forward currency contracts as follows (reported in thousands):
                                                                 Unrealized
  Contracts       In Exchange      Settlement                  Appreciation
   to Sell            for             Date          Value      (Depreciation)
------------     -------------     ----------     --------     -------------
AUD   13,939     USD    12,407     6/10/10        $ 12,687        $  (280)
CHF   11,175     USD    10,722     6/10/10          10,605            117
CHF   19,682     USD    19,239     6/10/10          18,677            562
EUR    4,691     USD     6,581     6/10/10           6,336            245
EUR    7,023     USD    10,026     6/10/10           9,486            540
EUR    8,576     USD    11,611     6/10/10          11,583             28
EUR    9,135     USD    13,069     6/10/10          12,339            730
EUR   17,543     USD    25,846     6/10/10          23,695          2,151
EUR   12,818     USD    17,102     9/27/10          17,311           (209)
GBP   95,963     USD   142,760     9/27/10         145,471         (2,711)
                                                                  -------
                                                                  $ 1,173
                                                                  =======

FOREIGN CURRENCIES:

AUD   Australian Dollar
CHF   Swiss Franc
EUR   Euro
GBP   United Kingdom Pound Sterling
USD   United States Dollar

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                                              Total Value                 Level 2 -
                                                   at       Level 1 -    Significant
                                                March 31,     Quoted      Observable
                                                  2010        Prices        Inputs
                                              -----------   ----------   -----------
INVESTMENTS IN SECURITIES
Equity Securities:
   Common Stocks                               $1,158,854   $1,158,854     $    --
   Preferred Stocks                                30,342       30,342          --
   Short-Term Investments                          11,931       11,931          --
                                               ----------   ----------     -------
Total Investments                              $1,201,127   $1,201,127     $    --
                                               ==========   ==========     =======
Other Financial Instruments:
Assets:
   Forward Currency Contracts(1)               $    4,373   $       --     $ 4,373
                                               ==========   ==========     =======
Liabilities:
   Forward Currency Contracts(1)               $   (3,200)  $       --     $(3,200)
                                               ==========   ==========     =======

There are no Level 3 (significant unobservable inputs) priced securities.

(1)  Valued at the unrealized appreciation (depreciation) on the investment.

                                                 See Notes to Financial Statements


                                                                 7

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                                STATEMENT OF ASSETS AND LIABILITIES
                                                     MARCH 31, 2010 (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1) .................................................................   $ 1,201,127
Foreign currency at value(2) .........................................................................           109
Receivables
   Investment securities sold ........................................................................         3,154
   Fund shares sold ..................................................................................         2,340
   Dividends and interest ............................................................................         8,592
   Tax reclaims ......................................................................................         1,665
Unrealized appreciation on forward currency contracts ................................................         4,373
Prepaid expenses .....................................................................................           100
                                                                                                         -----------
      Total assets ...................................................................................     1,221,460
                                                                                                         -----------
LIABILITIES
Payables
   Fund shares repurchased ...........................................................................         1,825
   Investment securities purchased ...................................................................         7,433
   Foreign capital gain taxes payable ................................................................         2,181
   Investment advisory fee ...........................................................................           862
   Distribution and service fees .....................................................................           169
   Administration fee ................................................................................            86
   Transfer agent fees and expenses ..................................................................           296
   Trustees' fee and expenses ........................................................................            15
   Professional fee ..................................................................................            27
   Other accrued expenses ............................................................................           220
Unrealized depreciation on forward currency contracts ................................................         3,200
                                                                                                         -----------
      Total liabilities ..............................................................................        16,314
                                                                                                         -----------
NET ASSETS ...........................................................................................   $ 1,205,146
                                                                                                         ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .....................................................   $ 1,376,859
Accumulated undistributed net investment income (loss) ...............................................         5,898
Accumulated undistributed net realized gain (loss) ...................................................      (392,106)
Net unrealized appreciation (depreciation) on investments ............................................       214,495
                                                                                                         -----------
NET ASSETS ...........................................................................................   $ 1,205,146
                                                                                                         ===========
CLASS A
Net asset value (net assets/shares outstanding) per share ............................................   $     20.79
Maximum offering price per share NAV/(1-5.75%) .......................................................   $     22.06
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization .................    24,802,346
Net Assets ...........................................................................................   $   515,552
CLASS C
Net asset value (net assets/shares outstanding) and offering price per share .........................   $     20.63
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization .................     3,402,710
Net Assets ...........................................................................................   $    70,182
CLASS I
Net asset value (net assets/shares outstanding) and offering price per share .........................   $     20.81
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization .................    29,761,738
Net Assets ...........................................................................................   $   619,412

(1) Investment in securities at cost .................................................................   $   985,712
(2) Foreign currency at cost .........................................................................   $       107

                                            See Notes to Financial Statements


                                                         8

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                                      STATEMENT OF OPERATIONS
                                             SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
   Dividends .........................................................................................   $    18,450
   Interest ..........................................................................................             5
   Foreign taxes withheld ............................................................................        (1,071)
                                                                                                         -----------
      Total investment income ........................................................................        17,384
                                                                                                         -----------
EXPENSES
   Investment advisory fees ..........................................................................         4,999
   Service fees, Class A .............................................................................           624
   Distribution and service fees, Class C ............................................................           351
   Administration fees ...............................................................................           506
   Transfer agent fees and expenses ..................................................................           906
   Custodian fees ....................................................................................           308
   Printing fees and expenses ........................................................................            72
   Registration fees .................................................................................            63
   Trustees' fee and expenses ........................................................................            47
   Professional fees .................................................................................            45
   Miscellaneous expenses ............................................................................            82
                                                                                                         -----------
      Total expenses .................................................................................         8,003
                                                                                                         -----------
NET INVESTMENT INCOME (LOSS) .........................................................................         9,381
                                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...........................................................         2,434
   Net realized gain (loss) on foreign currency transactions .........................................         1,298
   Net change in unrealized appreciation (depreciation) on investments ...............................        80,328
   Net change in unrealized appreciation (depreciation) on foreign currency translation ..............         2,508
                                                                                                         -----------
NET GAIN (LOSS) ON INVESTMENTS .......................................................................        86,568
                                                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................   $    95,949
                                                                                                         ===========

                                                 See Notes to Financial Statements


                                                                 9

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                                 STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                             Six Months Ended
                                                                                              March 31, 2010        Year Ended
                                                                                                (Unaudited)     September 30, 2009
                                                                                             ----------------   ------------------
FROM OPERATIONS
   Net investment income (loss) ..........................................................      $    9,381          $   19,216
   Net realized gain (loss) ..............................................................           3,732            (276,330)
   Net change in unrealized appreciation (depreciation) ..................................          82,836             206,917
                                                                                                ----------          ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................          95,949             (50,197)
                                                                                                ----------          ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ........................................................          (6,262)             (5,015)
   Net investment income, Class C ........................................................            (470)                 --
   Net investment income, Class I ........................................................          (8,996)             (4,811)
   Net realized short-term gains, Class A ................................................              --                (259)
   Net realized short-term gains, Class C ................................................              --                 (40)
   Net realized short-term gains, Class I ................................................              --                (184)
                                                                                                ----------          ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................................         (15,728)            (10,309)
                                                                                                ----------          ----------
FROM SHARE TRANSACTIONS
SALE OF SHARES
   Class A (3,991 and 11,828 shares, respectively) .......................................          79,892             191,967
   Class C (284 and 724 shares, respectively) ............................................           5,620              11,630
   Class I (4,649 and 17,113 shares, respectively) .......................................          92,442             289,001
REINVESTMENT OF DISTRIBUTIONS
   Class A (286 and 293 shares, respectively) ............................................           5,659               4,739
   Class C (17 and 2 shares, respectively) ...............................................             341                  29
   Class I (402 and 249 shares, respectively) ............................................           7,956               4,026
SHARES REPURCHASED
   Class A (5,500 and 16,329 shares, respectively) .......................................        (109,431)           (265,401)
   Class C (553 and 1,783 shares, respectively) ..........................................         (10,962)            (28,718)
   Class I (3,830 and 8,248 shares, respectively) ........................................         (76,776)           (133,887)
                                                                                                ----------          ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................................          (5,259)             73,386
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(1) ..............................................................              --                 931
                                                                                                ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................          74,962              13,811
NET ASSETS
   Beginning of period ...................................................................       1,130,184           1,116,373
                                                                                                ----------          ----------
END OF PERIOD ............................................................................      $1,205,146          $1,130,184
                                                                                                ==========          ==========
Accumulated undistributed net investment income (loss) at end of period ..................      $    5,898          $   12,245

(1)  The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and
     Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                                                 See Notes to Financial Statements


                                                                 10

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                                        FINANCIAL HIGHLIGHTS
                                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                       THROUGHOUT EACH PERIOD

                            NET                       NET
                           ASSET         NET        REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS
                           VALUE,    INVESTMENT       AND          FROM       FROM NET       FROM NET
                         BEGINNING     INCOME     UNREALIZED    INVESTMENT   INVESTMENT      REALIZED         TOTAL
                         OF PERIOD     (LOSS)     GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/09 to 3/31/10(10)     $19.40      0.15(4)        1.49         1.64        (0.25)            --           (0.25)
10/1/08 to 9/30/09          20.54      0.34(4)       (1.29)       (0.95)       (0.18)         (0.01)          (0.19)
10/1/07 to 9/30/08          28.58      0.20(4)       (7.59)       (7.39)       (0.17)         (0.48)          (0.65)
3/1/07 to 9/30/07           25.00      0.22(4)        3.46         3.68        (0.06)         (0.04)          (0.10)
3/1/06 to 2/28/07           21.47      0.21(4)        4.08         4.29        (0.17)         (0.59)          (0.76)
3/1/05 to 2/28/06           19.02      0.17(4)        3.85         4.02        (0.22)         (1.35)          (1.57)
3/1/04 to 2/28/05           15.47      0.16           3.81         3.97        (0.16)         (0.26)          (0.42)

CLASS C
10/1/09 to 3/31/10(10)     $19.21      0.07(4)        1.48         1.55        (0.13)            --           (0.13)
10/1/08 to 9/30/09          20.27      0.22(4)       (1.27)       (1.05)          --          (0.01)          (0.01)
10/1/07 to 9/30/08          28.31      0.01(4)       (7.52)       (7.51)       (0.05)         (0.48)          (0.53)
3/1/07 to 9/30/07           24.85      0.10(4)        3.44         3.54        (0.04)         (0.04)          (0.08)
3/1/06 to 2/28/07           21.41     (0.01)(4)       4.11         4.10        (0.07)         (0.59)          (0.66)
3/1/05 to 2/28/06           19.11     (0.06)(4)       3.92         3.86        (0.21)         (1.35)          (1.56)
3/1/04 to 2/28/05           15.55      0.01           3.84         3.85        (0.03)         (0.26)          (0.29)

CLASS I
10/1/09 to 3/31/10(10)     $19.45      0.18(4)        1.47         1.65        (0.29)            --           (0.29)
10/1/08 to 9/30/09          20.58      0.40(4)       (1.28)       (0.88)       (0.24)         (0.01)          (0.25)
10/1/07 to 9/30/08          28.61      0.27(4)       (7.61)       (7.34)       (0.21)         (0.48)          (0.69)
3/1/07 to 9/30/07           25.00      0.25(4)        3.47         3.72        (0.07)         (0.04)          (0.11)
5/15/06(9) to 2/28/07       22.54      0.13(4)        3.14         3.27        (0.22)         (0.59)          (0.81)

(1)  Sales charges, where applicable, are not reflected in the     (7)  Payment by non-affiliate.
     total return calculation.                                     (8)  Blended net expense ratio.
(2)  Annualized.                                                   (9)  Inception date.
(3)  Not annualized.                                               (10) Unaudited.
(4)  Computed using average shares outstanding.                    (11) The Fund may invest in other funds, and the annualized
(5)  Amount is less than $0.005.                                        expense ratios do not reflect fees and expenses associated
(6)  Payment by affiliate.                                              with the underlying funds.

                                                 See Notes to Financial Statements


                                                                 12

                                                                  RATIO        RATIO OF GROSS
                                                                 OF NET         EXPENSES TO          RATIO OF
                           NET                      NET         EXPENSES          AVERAGE              NET
    PAYMENT     CHANGE    ASSET                   ASSETS,          TO            NET ASSETS         INVESTMENT
      BY        IN NET   VALUE,                   END OF         AVERAGE          (BEFORE         INCOME (LOSS)    PORTFOLIO
  AFFILIATE/    ASSET    END OF     TOTAL         PERIOD           NET          WAIVERS AND         TO AVERAGE     TURNOVER
NON-AFFILIATE   VALUE    PERIOD   RETURN(1)   (IN THOUSANDS)   ASSETS(11)   REIMBURSEMENTS)(11)     NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------------------

   --            1.39    $20.79      8.65%(3)    $515,552       1.44%(2)           1.44%(2)          1.51%(2)        15%(3)
   --           (1.14)    19.40     (4.41)        505,009       1.48               1.48              2.09            63
   --           (8.04)    20.54    (26.48)        620,952       1.37(8)            1.39              0.78           129
   --(5)(7)      3.58     28.58     14.72(3)      667,719       1.36(2)            1.40(2)           1.44(2)         49(3)
   --            3.53     25.00     20.39         360,822       1.37               1.43              0.88            57
   --            2.45     21.47     21.82         128,991       1.25               1.62              0.85            52
   --(5)(6)      3.55     19.02     26.15           2,714       1.25               2.10              1.50            32

   --            1.42    $20.63      8.23%(3)    $ 70,182       2.20%(2)           2.20%(2)          0.73%(2)        15%(3)
   --           (1.06)    19.21     (5.18)         70,201       2.23               2.23              1.33            63
   --           (8.04)    20.27    (27.04)         95,523       2.12(8)            2.15              0.03           129
   --(5)(7)      3.46     28.31     14.24(3)      106,847       2.11(2)            2.16(2)           0.64(2)         49(3)
   --            3.44     24.85     19.46          45,154       2.13               2.17             (0.06)           57
   --            2.30     21.41     20.96           6,019       2.00               2.35             (0.29)           52
   --(5)(6)      3.56     19.11     25.21              39       2.00               2.86              0.76            32

   --            1.36    $20.81      8.81%(3)    $619,412       1.20%(2)           1.20%(2)          1.77%(2)        15%(3)
   --           (1.13)    19.45     (4.03)        554,974       1.23               1.23              2.42            63
   --           (8.03)    20.58    (26.31)        399,898       1.12(8)            1.15              1.01           129
   --(5)(7)      3.61     28.61     14.88(3)      431,985       1.11(2)            1.15(2)           1.59(2)         49(3)
   --            2.46     25.00     14.84(3)       83,938       1.13(2)            1.17(2)           0.71(2)         57(3)

                                                 See Notes to Financial Statements


                                                                 13

                                                   VIRTUS FOREIGN OPPORTUNITIES FUND
                                                    NOTES TO FINANCIAL STATEMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

1.   ORGANIZATION

     Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment
     Company Act of 1940, as amended, as an open-end management investment company.

     As of the date of this report, 18 funds are offered for sale, of which the Foreign Opportunities Fund is reported in this semiannual report. The Fund is diversified and has an investment objective to seek long-term capital appreciation. THERE IS NO
     GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

     The Fund offers Class A shares, Class C shares and Class I shares.

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January
     29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which such CDSC applies for the Fund was modified to be 18 months. In each case, the CDSC period begins on the last day of the month proceeding the month in which the purchase was made.

     Class C shares are generally sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.


                                                                 14

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the
          NYSE) that may impact the value of securities traded in those foreign markets. In such cases, the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

               -    Level 1 - quoted prices in active markets for identical securities

               -    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

               -    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the
          Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.


                                                                 15

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The
          Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March
          31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately made.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   DERIVATIVE FINANCIAL INSTRUMENTS:

          Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.


                                                                 16

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

          FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the
          Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

          The Fund enters into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund also from time to time hedges the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S.
          dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.
          Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

          The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of March
          31, 2010 ($ reported in thousands):

                     ASSET DERIVATIVES            LIABILITY DERIVATIVES
               ----------------------------   ----------------------------
                  BALANCE SHEET       FAIR       BALANCE SHEET       FAIR
                     LOCATION         VALUE         LOCATION         VALUE
               -------------------   ------   -------------------   ------
Foreign        Unrealized                     Unrealized
   exchange       appreciation on                depreciation on
   contracts      forward currency               forward currency
                  contracts          $4,373      contracts          $3,200

For open derivative instruments as of March 31, 2010, see the Schedule of
Investments, which is also indicative of activity for the period ended March 31, 2010.

                                             REALIZED GAIN (LOSS) ON
                                DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                ---------------------------------------------------
                                                    TOTAL VALUE
                                                    -----------
Foreign exchange contracts(1)                          $2,518

                                CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                                 DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                ---------------------------------------------------
                                                    TOTAL VALUE
                                                    -----------
Foreign exchange contracts(2)                           $826

(1)  Located within Net realized gain (loss) on foreign currency transactions on the Statement of Operations.

(2)  Located within Net change in unrealized appreciation (depreciation) on foreign currency translation on the Statement of
     Operations.


                                                                 17


                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

     H.   SECURITY LENDING:

          The Fund may loan securities to qualified brokers through an agreement with The Bank of New York Mellon ("BNY Mellon").
          Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

          At March 31, 2010, the Fund had no securities on loan.

     3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
          ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

          A.   ADVISER:

               Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment
               Partners, Inc. ("Virtus"), is the Adviser to the Fund.

               For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund 0.85% of 1st $2 billion;
               0.80% $2+ billion through $4 billion; and 0.75% $4+ billion.

               The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the
               Fund's subadviser.

          B.   SUBADVISER:

               The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Vontobel Asset
               Management, Inc. ("Vontobel") serves as the Fund's subadviser.

          C.   EXPENSE LIMITATIONS:

               Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of reimbursed expenses may be recaptured by the fiscal years ended as follows:

                              2010   2011   TOTAL
                              ----   ----   -----
                              $189   $341   $530

          D.   DISTRIBUTOR:

               As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the six-months (the "period") ended March 31, 2010, it retained
               Class A net commissions of $8 and Class C deferred sales charges of $10.


                                                   18

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

               In addition, the Fund pays VP Distributors distribution and/or service fees at the annual rate of 0.25% for Class A shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. There are no distribution and/or service fees for Class I.

               Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

          E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

               VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2010, VP Distributors received administration fees totaling $369 which is included in the Statement of Operations. A portion of these fees was paid to a sub-administrator for certain accounting and administration services. VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2010, VP Distributors received transfer agent fees totaling $835 which is included in the Statement of Operations. A portion of these fees was paid to various outside companies for certain sub-transfer agency services.

          F.   AFFILIATED SHAREHOLDERS:

               At March 31, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the
               Fund which may be redeemed at any time that aggregated the following:

                                                  AGGREGATE   NET ASSET
                                                    SHARES      VALUE
                                                  ---------   ---------
               Class A shares .................       5,732    $   119
               Class I shares .................   1,558,406     32,430

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts and short-term securities) during the period ended March 31, 2010, were as follows:

                                               PURCHASES     SALES
                                               ---------   --------
                                                $174,661   $173,910

     There were no purchases or sales of long-term U.S. Government and agency securities.

5.   10% SHAREHOLDERS

     As of March 31, 2010, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholder is not affiliated with Virtus.

                                                   % OF       NUMBER
                                                  SHARES        OF
                                               OUTSTANDING   ACCOUNTS
                                               -----------   --------
                                                   27%           1


                                                                 19

                                                 VIRTUS FOREIGN OPPORTUNITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

6.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the
     Fund did not concentrate its investments in such sectors.

     At March 31, 2010, the Fund held securities issued by various companies in the consumer staples sector, representing 41% of the total investments of the Fund.

7.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by
     Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

9.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                              NET UNREALIZED
                 FEDERAL     UNREALIZED       UNREALIZED       APPRECIATION
                TAX COST    APPRECIATION     DEPRECIATION     (DEPRECIATION)
               --------     ------------     ------------     --------------
               $1,003,793     $205,872         $(8,538)          $197,334

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                                 EXPIRATION YEAR
                                        --------------------------------
                                         2010        2017         TOTAL
                                        ------     --------     --------
                                         $379      $153,055     $153,434

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Fund's capital loss carryover may include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.


                                                                 20

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

10.  RECENT ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06
     "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820,
     Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15,
     2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

11.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Trust with immediate effect.


                                                                 21


                                        CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                      BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-19, 2009, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers;
     (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds'
     other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------------
(1)  During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth &
     Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond
     Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.


                                                                 22

                                        CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                BY THE BOARD OF TRUSTEES (CONTINUED)

     With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc.
     ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

     The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the
     Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain
     Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

----------------
(2)  F-Squared Investments, Inc. is the sub-adviser to Virtus AlphaSector(SM) Allocation Fund and Virtus AlphaSector(SM) Rotation
     Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory
     Agreement in this context.


                                                                 23

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                BY THE BOARD OF TRUSTEES (CONTINUED)

     PROFITABILITY

     The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by
     VIA and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain
     Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. In addition, the Board noted that as part of the contract renewal process, it had voted for the advisory fees for certain of the Funds to be changed from flat fees to fees containing breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund Management had represented that with respect to such fee changes, VIA would not reduce the quality or quantity of its services, and that its obligations would remain the same in all respects. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

----------
(3)  During the period being reported, the only Funds that had such changes were Virtus Mid-Cap Value Fund and Virtus Small-Cap Core
     Fund, each a series of Virtus Equity Trust; Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Emerging Markets
     Opportunities Fund, Virtus Short/Intermediate Bond Fund and Virtus Value Equity Fund, each a series of Virtus Insight Trust;
     and, Virtus Bond Fund and Virtus Market Neutral Fund, each a series of Virtus Opportunities Trust.


                                                                 24

                                        CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                BY THE BOARD OF TRUSTEES (CONTINUED)

     ECONOMIES OF SCALE

     The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.


                                                                 25

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                                           INVESTMENT ADVISER
George R. Aylward                                                  Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                                   100 Pearl Street
Philip R. McLoughlin, Chairman                                     Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                     PRINCIPAL UNDERWRITER
Richard E. Segerson                                                VP Distributors, Inc.
Ferdinand L.J. Verdonck                                            100 Pearl Street
                                                                   Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                                       TRANSFER AGENT
Nancy G. Curtiss, Senior Vice President                            VP Distributors, Inc.
Francis G. Waltman, Senior Vice President                          100 Pearl Street
Marc Baltuch, Vice President and Chief Compliance Officer          Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel        CUSTODIAN
   and Secretary                                                   The Bank of New York Mellon
                                                                   One Wall Street
                                                                   New York, NY 10286

                                                                   HOW TO CONTACT US
                                                                   Mutual Fund Services       1-800-243-1574
                                                                   Adviser Consulting Group   1-800-243-4361
                                                                   Telephone Orders           1-800-367-5877
                                                                   Text Telephone             1-800-243-1926
                                                                   Web site                       Virtus.com

----------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
----------------------------------------------------------------------------------------------------------------------------------

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                                         (VIRTUS MUTUAL FUNDS LOGO)                  ------------
                                                                                                                       PRSRT STD
                                                                   c/o State Street Bank and Trust Company           U.S. POSTAGE
                                                                                P.O. Box 8301                            PAID
                                                                            Boston, MA 02266-8301                     LANCASTER,
                                                                                                                          PA
                                                                                                                      PERMIT 1793
                                                                                                                     ------------


For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or Virtus.com

8025                                                       4-10

                           (VIRTUS MUTUAL FUNDS LOGO)
                               SEMIANNUAL REPORT

                    Virtus Multi-Sector Short Term Bond Fund

                                     (GRAPHIC)
TRUST NAME:     March 31, 2010       Eligible
VIRTUS                           shareholders can
OPPORTUNITIES                      sign up for
TRUST                               eDelivery
                                        at
                                    Virtus.com

           NO BANK GUARANTEE   NOT FDIC INSURED   MAY LOSE VALUE

                               TABLE OF CONTENTS

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
("Multi-Sector Short Term Bond Fund")

Message to Shareholders ..........................................................    1
Disclosure of Fund Expenses ......................................................    2
Schedule of Investments ..........................................................    4
Statement of Assets and Liabilities ..............................................   24
Statement of Operations ..........................................................   25
Statement of Changes in Net Assets ...............................................   26
Financial Highlights .............................................................   28
Notes to Financial Statements ....................................................   30
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees ...   38

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The first quarter of 2010 gave investors a taste of the kind of volatility that could be in store for some time.

The quarter began with a 9 percent correction in the S&P 500(R) Index from mid-January to early February 5, followed by a resumption of 2009's bull market. The major indices were up more than 4 percent for the quarter and by the end of March, both the Dow Jones Industrial Average(SM) and the S&P 500 Index were up more than 65 percent from their lows on March 9, 2009. Surprisingly robust consumer spending and corporate earnings continued to support the transition of the U.S. economy out of recession toward modest growth.

Unfortunately, there are some dark clouds on the horizon that may temper investors' optimism. The economy must navigate the long term impact of the unprecedented government spending to revive the global economy. Significant headwinds remain for investors, as evidenced by the current underperformance of the Chinese equity market, the solvency crisis in the Eurozone and persistently high unemployment rates in the U.S. and abroad.

We believe this volatility is a reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors. Ask your financial advisor to review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. As your advisor reviews your portfolio, we hope you will consider the wide range of equity, fixed income and alternative funds that Virtus offers.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to continuing to serve all your investment needs.

Sincerely,


/s/ George R. Aylward
George R. Aylward
President, Virtus Mutual Funds

MAY 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class C shares are sold without a sales charge. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

EXPENSE TABLE

             Beginning          Ending                    Expenses
              Account           Account      Annualized     Paid
               Value             Value         Expense     During
          October 1, 2009   March 31, 2010      Ratio      Period*
          ---------------   --------------   ----------   --------
MULTI-SECTOR SHORT TERM BOND FUND
ACTUAL
Class A      $1,000.00         $1,063.20        1.04%       $5.35
Class B       1,000.00          1,060.90        1.54         7.91
Class C       1,000.00          1,063.50        1.29         6.64
Class T       1,000.00          1,061.00        1.79         9.20
Class I       1,000.00          1,066.80        0.80         4.12
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A       1,000.00          1,019.68        1.04         5.25
Class B       1,000.00          1,017.16        1.54         7.77
Class C       1,000.00          1,018.42        1.29         6.51
Class T       1,000.00          1,015.89        1.79         9.04
Class I       1,000.00          1,020.89        0.80         4.04

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
     (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

                               ASSET ALLOCATIONS

This table presents asset allocations within certain sectors as a percentage of total investments as of March 31, 2010.

Corporate Bonds                            39%
Mortgage-Backed Securities                 26
Asset-Backed Securities                    11
Loan Agreements                            11
Foreign Government Securities              10
Other (includes short-term investments)     3
                                          ---
Total                                     100%
                                          ===

(reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
U.S. GOVERNMENT SECURITIES--0.4%
U.S. Treasury Note
   2.875%, 6/30/10                              $      1,000       $      1,007
   1.750%, 8/15/12                                     8,150              8,250
                                                                   ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $9,181)                                                  9,257
                                                                   ------------
MUNICIPAL BONDS--0.2%
CONNECTICUT--0.1%
Mashantucket Western Pequot Tribe Taxable
   Series A, 144A
   (NATL-RE Insured)
   6.910%, 9/1/12 (4)                                  2,515              1,876
                                                                   ------------
SOUTH DAKOTA--0.0%
Educational Enhancement Funding Corp. Taxable
   Series 02-A,
   6.720%, 6/1/25                                        110                 97
                                                                   ------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1,
   6.706%, 6/1/46                                      4,850              3,532
                                                                   ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,126)                                                  5,505
                                                                   ------------

                                                  PAR VALUE            VALUE
                                                ------------       ------------
FOREIGN GOVERNMENT SECURITIES--10.4%
Bolivarian Republic of Venezuela
   10.750%, 9/19/13                             $      4,920       $      4,834
   8.500%, 10/8/14                                    17,860             15,627
   RegS 5.750%, 2/26/16 (5)                            4,260              3,110
   RegS 7.000%, 12/1/18 (5)                            3,230              2,318
Commonwealth of Australia Series 121,
   5.250%, 8/15/10                                    33,826 AUD         31,139
Commonwealth of Canada
   2.750%, 12/1/10                                    43,377 CND         43,296
Commonwealth of New Zealand Series 1111,
   6.000%, 11/15/11                                   14,494 NZD         10,652
Federative Republic of Brazil
   12.500%, 1/5/16                                    36,354 BRL         23,356
   12.500%, 1/5/22                                     8,000 BRL          5,275
Kingdom of Norway
   6.000%, 5/16/11                                    63,725 NOK         11,155
   5.000%, 5/15/15                                    13,515 NOK          2,469
Kingdom of Sweden Series 1045,
   5.250%, 3/15/11                                    28,200 SEK          4,077
Republic of Argentina PIK Interest
   Capitalization
   8.280%, 12/31/33                                   32,877             24,822
   Series GDP
   3.169%, 12/15/35(3)                                44,890              3,591
Republic of Colombia
   12.000%, 10/22/15                               9,935,000 COP          6,317
Republic of Indonesia Series FR-23,
   11.000%, 12/15/12                              80,600,000 IDR          9,584
   Series FR-30,
   10.750%, 5/15/16                               40,550,000 IDR          4,960

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

(reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
Republic of Korea Series 1112,
   4.750%, 12/10/11                               23,141,000 KRW         20,914
Republic of Lithuania 144A
   6.750%, 1/15/15 (4)                          $      4,000       $      4,366
Republic of Poland Series 0414,
   5.750%, 4/25/14                                    23,825 PLN          8,574
   6.375%, 7/15/19                                     2,075              2,273
Republic of South Africa Series R-201
   8.750%, 12/21/14                                  111,065 ZAR         15,678
Republic of Turkey
   0.000%, 2/2/11                                     22,335 TRY         13,802
Republic of Ukraine
   RegS 6.580%, 11/21/16 (5)                           2,400              2,313
Russian Federation
   RegS 7.500%, 3/31/30 (5)                            1,840              2,121
                                                                   ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $256,260)                                              276,623
                                                                   ------------
MORTGAGE-BACKED SECURITIES--26.2%
AGENCY--2.0%
FHLMC
   6.000%, 8/1/34                                      1,349              1,462
FNMA
   5.500%, 1/1/17                                        482                519
   6.000%, 5/1/17                                        139                150
   5.500%, 8/1/17                                        105                114
   4.500%, 4/1/18                                      1,006              1,059
   5.000%, 10/1/19                                     1,860              1,981
   5.500%, 2/1/20                                        759                818
   5.500%, 3/1/20                                        803                865
   5.500%, 3/1/20                                        280                302
   5.500%, 3/1/20                                        821                885
   5.500%, 3/1/20                                      1,726              1,861
   5.500%, 4/1/20                                      1,226              1,322
   5.000%, 6/1/20                                      3,295              3,506
   6.000%, 12/1/32                                       223                242
   5.500%, 2/1/33                                        508                540
   5.500%, 5/1/34                                      2,158              2,285
   6.000%, 8/1/34                                      1,484              1,611
   6.000%, 10/1/34                                     1,868              2,015
   6.000%, 10/1/34                                     1,011              1,091
   5.500%, 11/1/34                                     2,560              2,711
   5.500%, 11/1/34                                     1,560              1,652
   6.000%, 11/1/34                                     1,981              2,138
   5.500%, 12/1/34                                     1,224              1,297

                                                  PAR VALUE            VALUE
                                                ------------       ------------
AGENCY--CONTINUED
   5.500%, 1/1/35                               $      2,724       $      2,885
   6.000%, 1/1/37                                      1,693              1,807
   6.000%, 1/1/37                                      2,935              3,133
   5.500%, 7/1/37                                         15                 16
   6.000%, 7/1/37                                        855                910
   6.000%, 12/1/37                                     4,289              4,563
   6.000%, 4/1/38                                      2,941              3,129
   5.500%, 9/1/38                                      2,644              2,789
   5.500%, 12/1/38                                     3,448              3,638
GNMA
   6.500%, 7/15/31                                        34                 38
   6.500%, 8/15/31                                        97                106
   6.500%, 11/15/31                                       61                 67
   6.500%, 2/15/32                                        27                 30
   6.500%, 4/15/32                                       122                134
   6.500%, 4/15/32                                       114                124
                                                                   ------------
                                                                         53,795
                                                                   ------------
NON-AGENCY--24.2%
American General Mortgage Loan Trust 06-1,
   A2 144A
   5.750%, 12/25/35 (4)                                2,995              2,994
American Tower Trust
   07-1A, C 144A
   5.615%, 4/15/37 (4)                                 3,685              3,878
Banc of America Alternative Loan Trust
   03-10, 2A1
   6.000%, 12/25/33                                    8,119              8,117
Banc of America Commercial Mortgage, Inc.
   05-6, AM
   5.179%, 9/10/47 (3)                                 1,630              1,494
Banc of America Funding Corp. 05-8, 1A1
   5.500%, 1/25/36                                     4,182              4,031
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4
   5.719%, 9/11/38(3)                                  7,450              7,782
   06-PW14, A4
   5.201%, 12/11/38                                    7,400              7,397
   05-PW10, A4
   5.405%, 12/11/40(3)                                11,300             11,570
   07-PW18, A4
   5.700%, 6/11/50                                     6,500              6,275
Chase Mortgage Finance Corp. 05-S1, A10
   5.500%, 5/25/35                                    10,514             10,429

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
NON-AGENCY--CONTINUED
Citicorp Mortgage Securities, Inc.
   03-11, 2A10
   5.500%, 12/25/33                             $     13,082       $     13,140
   04-4, A6
   5.500%, 6/25/34                                    13,647             13,580
Citigroup-Deutsche Bank Commercial Mortgage
   Trust
   05-CD1, A4
   5.225%, 7/15/44(3)                                  5,000              5,181
   05-CD1, AM
   5.225%, 7/15/44(3)                                  6,410              5,812
   07-CD4, A4
   5.322%, 12/11/49                                    6,465              6,258
Countrywide Home Loan Mortgage Pass-Through
   Trust
   02-34, B2
   5.750%, 1/25/33                                     1,233                960
   02-36, B2
   6.000%, 1/25/33                                     1,269              1,003
   04-9, A6
   5.250%, 6/25/34                                     6,395              6,135
Credit Suisse First Boston Mortgage
   Securities Corp.
   02-CKS4, B
   5.333%, 11/15/36                                    5,000              4,963
   02-CKS4, C
   5.394%, 11/15/36                                    5,000              4,860
   04-C5, A3
   4.499%, 11/15/37                                    2,990              3,025
Credit Suisse Mortgage Capital Certificates
   06-C1, A3
   5.549%, 2/15/39 (3)                                 4,727              4,902
Credit-Based Asset Servicing &
   Securitization LLC
   05-CB6, A3
   5.120%, 7/25/35 (3)                                 2,073              1,750
Crown Castle Towers LLC
   06-1A, C 144A
   5.470%, 11/15/36 (4)                                5,000              5,288
Entertainment Properties Trust
   03-EPR, A2 144A
   5.244%, 2/15/18 (4)                                 7,854              8,250
FFCA Secured Lending Corp.
   99-2, WA1C 144A
   7.850%, 5/18/26 (4)                                 7,353              5,588

                                                  PAR VALUE            VALUE
                                                ------------       ------------
NON-AGENCY--CONTINUED
First Union National Bank Commercial Mortgage
   01-C3, G 144A
   7.299%, 8/15/33 (3)(4)                       $     10,282       $     10,627
GE Capital Commercial Mortgage Corp.
   03-C1, C
   4.975%, 1/10/38(3)                                  4,332              4,308
   04-C3, A4
   5.189%, 7/10/39(3)                                 13,500             14,046
GMAC Commercial Mortgage Securities, Inc.
   04-C2, A3
   5.134%, 8/10/38                                     1,200              1,230
   04-C2, A4
   5.301%, 8/10/38(3)                                  8,178              8,439
   04-C3, A4
   4.547%, 12/10/41                                    4,820              4,904
Greenwich Capital Commercial
   Funding Corp. 04-GG1, A7
   5.317%, 6/10/36 (3)                                 7,950              8,359
GS Mortgage Securities Corp. II
   07-EOP, G 144A
   0.769%, 3/6/20(3)(4)                                5,840              4,942
   07-EOP, H 144A
   0.899%, 3/6/20(3)(4)                                1,850              1,548
   04-GG2, A4
   4.964%, 8/10/38                                     6,900              7,094
   07-GG10, A4
   5.805%, 8/10/45(3)                                 10,550              9,775
GSR Mortgage Loan Trust
   05-5F, 2A8
   5.500%, 6/25/35                                     9,820              9,651
   05-AR6, 3A1
   3.597%, 9/25/35(3)                                  7,509              6,788
IndyMac Index Mortgage Loan Trust
   07-AR2, B1
   5.748%, 6/25/37 (3)                                 4,732                151
JPMorgan Chase Commercial Mortgage
   Securities Corp.
   04-C1, A3
   4.719%, 1/15/38                                     5,565              5,711
   05-LDP2, AM
   4.780%, 7/15/42                                     3,410              3,186
   05-LDP5, AM
   5.222%, 12/15/44(3)                                 2,822              2,633

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
NON-AGENCY--CONTINUED
   06-LDP7, A4
   5.875%, 4/15/45(3)                           $      9,997       $     10,321
   06-LDP9, A3
   5.336%, 5/15/47                                     7,450              7,264
   07-LD12, A4
   5.882%, 2/15/51(3)                                  8,029              7,850
JPMorgan Chase Commercial Mortgage Securities
   Trust
   09-IWST, A1
   4.314%, 12/5/19                                     9,725              9,937
JPMorgan Mortgage Trust
   03-A2, 3A1
   4.411%, 11/25/33(3)                                17,620             17,104
   05-A4, 3A1
   5.166%, 7/25/35(3)                                  9,253              8,679
   06-A1, B1
   5.256%, 2/25/36(3)                                  7,632                648
Lehman Brothers - UBS Commercial Mortgage
   Trust
   04-C7, A6
   4.786%, 10/15/29(3)                                10,536             10,606
   01-C2, C
   6.975%, 9/15/34                                     6,500              6,709
   06-C3, AM
   5.712%, 3/15/39(3)                                    960                841
   06-C6, A4
   5.372%, 9/15/39                                    11,830             12,035
   07-C2, A2
   5.303%, 2/15/40                                    10,527             10,801
   07-C2, A3
   5.430%, 2/15/40                                     6,830              6,573
   05-C3, AM
   4.794%, 7/15/40                                     7,460              6,877
   07-C6, A2
   5.845%, 7/15/40                                    11,087             11,515
   07-C6, A4
   5.858%, 7/15/40(3)                                  4,950              4,868
   07-C7, A3
   5.866%, 9/15/45(3)                                 10,300             10,139
Merrill Lynch Floating Trust
   08-LAQA, A1
   0.077%, 7/9/21 (3)                                 14,900             13,003
Merrill Lynch Mortgage Investors, Inc.
   06-3, 2A1
   6.074%, 10/25/36 (3)                                3,381              2,977

                                                  PAR VALUE            VALUE
                                                ------------       ------------
NON-AGENCY--CONTINUED
Merrill Lynch Mortgage Trust
   06-C1, AM
   5.656%, 5/12/39(3)                           $      7,205       $      6,250
   04-KEY2, A3
   4.615%, 8/12/39                                    12,250             12,440
Merrill Lynch-Countrywide Commercial Mortgage
   Trust 06-4, A3
   5.172%, 12/12/49 (3)                                9,500              9,192
Morgan Stanley Capital I
   06-T23, A4
   5.811%, 8/12/41(3)                                  8,150              8,623
   06-IQ12, A4
   5.332%, 12/15/43                                   14,500             14,584
   07-IQ14, A4
   5.692%, 4/15/49(3)                                  9,720              8,914
Morgan Stanley Mortgage Loan Trust
   04-2AR, 3A
   4.713%, 2/25/34(3)                                  5,758              5,515
   04-2AR, 4A
   4.759%, 2/25/34(3)                                 13,552             13,583
   05-5AR, 4A1
   5.484%, 9/25/35(3)                                  1,825              1,338
PNC Mortgage Acceptance Corp. 00-C2, A2
   7.300%, 10/12/33                                      122                123
Prudential Securities Secured Financing Corp.
   99-NRF1, F 144A
   6.074%, 11/1/31 (4)                                 4,235              4,211
Residential Accredit Loans, Inc. 03-QS6, A4
   4.250%, 3/25/33                                    10,739             10,529
Residential Asset Mortgage Products, Inc.
   04-SL1, A8
   6.500%, 11/25/31                                    8,023              7,812
Residential Funding Mortgage Securities I,
   Inc.
   06-S12, 1A1
   5.500%, 12/25/21                                    6,749              6,911
   06-S4, A2
   6.000%, 4/25/36                                     4,822              4,289
Salomon Brothers Mortgage Securities VII,
   Inc.
   01-C1, C
   6.729%, 12/18/35(3)                                 2,189              2,203
   01-C1, D
   6.831%, 12/18/35(3)                                 2,290              2,251

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
NON-AGENCY--CONTINUED
SBA Commercial Mortgage-Backed Securities
   Trust
   06-1A, A 144A
   5.314%, 11/15/36(4)                          $      7,450       $      7,823
   06-1A, B 144A
   5.451%, 11/15/36(4)                                 2,875              2,972
Structured Asset Securities Corp.
   03-21, 2A2
   5.250%, 8/25/33                                     7,222              7,073
Timberstar Trust
   06-1A, A 144A
   5.668%, 10/15/36 (4)                                2,240              2,338
Wachovia Bank Commercial Mortgage Trust
   04-C12, A2
   5.001%, 7/15/41                                     9,439              9,546
   04-C12, A4
   5.239%, 7/15/41(3)                                 10,145             10,428
   05-C20, AMFX
   5.179%, 7/15/42(3)                                  2,100              1,938
   07-C30, A5
   5.342%, 12/15/43                                    6,935              6,017
   05-C22, AM
   5.320%, 12/15/44(3)                                 2,920              2,656
   07-C33, A4
   5.902%, 2/15/51(3)                                  8,940              8,335
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.231%, 5/20/36 (3)                                 3,418                207
WaMu Mortgage Pass-Through Certificates
   05-AR10, 1A2
   4.791%, 9/25/35 (3)                                 6,240              5,163
Washington Mutual Mortgage Pass-Through
   Certificates
   06-AR16, 1A1
   5.566%, 12/25/36 (3)                                5,279              3,804
Wells Fargo Mortgage-Backed Securities Trust
   04-R, 2A1
   2.999%, 9/25/34(3)                                  2,956              2,878
   04-EE, 2A3
   3.087%, 12/25/34(3)                                 1,527              1,187
   05-AR4, 2A1
   3.017%, 4/25/35(3)                                  3,119              2,825
   05-9, 2A11
   5.250%, 10/25/35                                    1,813              1,722
   05-9, 1A6
   5.500%, 10/25/35                                    1,609              1,568

                                                  PAR VALUE            VALUE
                                                ------------       ------------
NON-AGENCY--CONTINUED
   06-AR10, 5A3
   5.497%, 7/25/36(3)                           $     11,088       $      8,771
   06-9, 1A15
   6.000%, 8/25/36                                     3,965              3,714
   06-12, A2
   6.000%, 10/25/36                                    5,265              4,904
   04-CC, A1
   4.932%, 1/25/35(3)                                  4,553              4,431
   05-6, A1
   5.250%, 8/25/35                                     4,387              4,395
   06-AR2, B1
   4.957%, 3/25/36(3)                                 13,888                806
                                                                   ------------
                                                                        641,070
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
   (IDENTIFIED COST $694,230)                                           694,865
                                                                   ------------
ASSET-BACKED SECURITIES--11.2%
1st Financial Bank USA
   09-C, C 144A
   9.000%, 10/15/15 (4)                                5,000              5,007
American General Mortgage Loan Trust 144A
   5.150%, 3/25/58 (4)                                 9,850              9,848
AmeriCredit Automobile Receivables Trust
   10-1, B
   3.720%, 11/17/14                                    9,825              9,885
   10-1, C
   5.190%, 8/17/15                                     3,925              4,035
Avis Budget Rental Car Funding AESOP LLC
   09-2A, A 144A
   5.680%, 2/20/14 (4)                                 9,825             10,397
Banc of America Mortgage Securities, Inc.
   05-1, 1A22
   5.250%, 2/25/35                                    10,180              9,538
Banc of America Securities Auto Trust
   06-G1, B
   5.340%, 2/18/11                                     4,855              4,868
Bay View Auto Trust
   05-LJ1, A4
   4.090%, 5/25/12                                       882                886
Bayview Financial Acquisition Trust 06-B, 1A2
   5.800%, 4/28/36 (3)                                 3,515              3,299

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
Bombardier Capital Mortgage Securitization
   Corp
   99-A, A3
   5.980%, 1/15/18 (3)                          $      2,526       $      2,176
Capital Auto Receivables Asset Trust 07-1, C
   5.380%, 11/15/12                                    6,080              6,367
Capital One Prime Auto Receivables Trust
   06-2, B
   5.050%, 6/15/13                                     9,449              9,566
Carmax Auto Owner Trust
   07-2, B
   5.370%, 3/15/13                                    10,025             10,366
   09-2, A4
   2.820%, 12/15/14                                   11,750             11,798
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1,1A4
   4.111%, 8/25/30                                     1,695              1,688
CIT Equipment Collateral
   10-VT1A, B 144A
   3.880%, 9/16/13 (4)                                 5,900              5,899
Citicorp Residential Mortgage Securities,
   Inc.
   07-1, A3
   5.667%, 3/25/37                                     3,000              2,872
   07-2, A4
   6.538%, 6/25/37(3)                                  5,000              4,525
Conseco Finance Securitizations Corp.
   01-3, A4
   6.910%, 5/1/33 (3)                                 10,476             10,220
CPS Auto Trust
   08-A, A4 144A
   7.130%, 10/15/14 (4)                                1,800              1,888
Credit-Based Asset Servicing and
   Securitization
   LLC 07-CB4, A2A
   5.844%, 4/25/37 (3)                                   667                653
Daimler Chrysler Auto Trust 08-B, A4A
   5.320%, 11/10/14                                    9,620             10,148
Dominos Pizza Master Issuer LLC 07-1, A2 144A
   5.261%, 4/25/37 (4)                                10,000              9,033
DT Auto Owner Trust
   09-1, B, 144A
   5.920%, 10/15/15 (4)                                4,444              4,450

                                                  PAR VALUE            VALUE
                                                ------------       ------------
Dunkin Securitization
   06-1, A2 144A
   5.779%, 6/20/31(4)                           $      8,815       $      8,558
   06-1, M1 144A
   8.285%, 6/20/31(4)                                  6,345              5,716
First Plus Home Loan Trust 97-3, M2
   7.520%, 11/10/23 (8)                                   25                 --(9)
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (4)                                   481                473
Ford Credit Auto Owner Trust
   09-E, D 144A
   5.530%, 5/15/16 (4)                                17,750             18,317
Ford Credit Floorplan Master Owner Trust
   10-3, A1 144A
   4.200%, 2/15/17 (4)                                11,800             11,752
GMAC Mortgage Corp. Loan Trust
   06-HE2, A3
   6.320%, 5/25/36 (3)                                11,045              4,678
GreenTree Financial Corp.
   08-MH1, A1 144A
   7.000%, 4/25/38 (3)(4)                              3,047              3,105
GSR Mortgage Loan Trust
   04-6F, 1A1
   5.000%, 5/25/34                                     8,735              8,608
Harley-Davidson Motorcycle Trust
   09-4, B
   3.190%, 9/15/14                                     9,000              9,027
   07-2, C
   5.410%, 8/15/15                                     6,750              7,044
Hertz Vehicle Financing LLC
   09-2A, A1, 144A
   4.260%, 3/25/14 (4)                                 5,000              5,147
IHOP Franchising LLC
   07-3A 144A
   7.059%, 12/20/37 (4)                                8,350              7,974
IndyMac Manufactured Housing Contract
   98-1, A3
   6.370%, 9/25/28                                     1,897              1,308
Long Grove Collateral Loan Obligation Ltd.
   PIK Interest Capitalization
   04-1A, C 144A
   2.652%, 5/25/16(3)(4)(7)                            1,600              1,080
   04-1A, D 144A
   7.002%, 5/25/16(3)(4)(7)                              529                201

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
MASTR Alternative Loans Trust
   4.500%, 7/25/19                              $     15,034       $     14,842
Merrill Auto Trust Securitization 07-1, B
   5.790%, 12/15/13                                    2,579              2,629
Renaissance Home Equity Loan Trust
   05-3, AF4
   5.140%, 11/25/35 (3)                                5,380              4,407
Residential Funding Mortgage Securities II,
   Inc.
   04-HI3, A5
   5.480%, 6/25/34(3)                                  5,841              4,030
   06-HI2, A3
   5.790%, 2/25/36                                     1,510              1,111
   07-HI1, A2
   5.640%, 3/25/37                                     7,500              6,925
Saxon Asset Securities Trust
   06-3 A2
   0.356%, 10/25/46 (3)                                5,334              5,022
Tidewater Auto Receivables Trust 10-A, A 144A
   5.920%, 5/15/17 (4)                                 6,052              6,069
Wachovia Auto Loan Owner Trust
   07-1, D
   5.650%, 2/20/13                                     5,183              5,370
   06-2A, E 144A
   7.050%, 5/20/14(4)                                  5,000              5,151
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $304,786)                                              297,956
                                                                   ------------
CORPORATE BONDS--39.0%
CONSUMER DISCRETIONARY--2.4%
Ameristar Casinos, Inc.
   9.250%, 6/1/14                                        350                368
AutoZone, Inc.
   5.750%, 1/15/15                                     4,420              4,771
COX Communications, Inc.
   4.625%, 6/1/13                                      5,620              5,942
Daimler Finance North America LLC
   6.500%, 11/15/13                                    3,390              3,758
DigitalGlobe, Inc. 144A
   10.500%, 5/1/14 (4)                                   700                758
DIRECTV Holdings LLC/DIRECTV Financing
   Co., Inc.
   6.375%, 6/15/15                                     6,740              7,001

                                                  PAR VALUE            VALUE
                                                ------------       ------------
CONSUMER DISCRETIONARY--CONTINUED
DuPont Fabros Technology LP 144A
   8.500%, 12/15/17 (4)                         $      5,025       $      5,201
Ford Motor Credit Co. LLC
   8.000%, 6/1/14                                      4,865              5,126
Garda World Security Corp. 144A
   9.750%, 3/15/17 (4)                                   750                772
Harrah's Operating Co., Inc.
   11.250%, 6/1/17                                     2,260              2,446
Hyatt Hotels Corp. 144A
   5.750%, 8/15/15 (4)                                   900                919
International Game Technology
   7.500%, 6/15/19                                     1,115              1,263
Korea Expressway Corp.
   144A 4.500%, 3/23/15 (4)                            2,670              2,710
Landry's Restaurants, Inc.
   144A 11.625%, 12/1/15 (4)                           2,226              2,404
Libbey Glass, Inc. 144A
   10.000%, 2/15/15 (4)                                  375                397
McJunkin Red Man Corp.
   144A 9.500%, 12/15/16 (4)                           2,590              2,658
MGM MIRAGE 144A
   10.375%, 5/15/14 (4)                                  160                177
Mobile Mini, Inc.
   6.875%, 5/1/15                                        540                506
   QVC, Inc. 144A
   7.500%, 10/1/19 (4)                                 2,710              2,778
Scientific Games Corp.
   144A 7.875%, 6/15/16 (4)                              810                824
Scientific Games International, Inc.
   9.250%, 6/15/19                                     1,570              1,668
Seminole Hard Rock Entertainment, Inc./
   Seminole Hard Rock International LLC 144A
   2.757%, 3/15/14 (3)(4)                                767                687
Seneca Gaming Corp. Series B
   7.250%, 5/1/12                                        131                130
Staples, Inc.
   9.750%, 1/15/14                                       905              1,097
Starwood Hotels & Resort Worldwide, Inc.
   6.250%, 2/15/13                                     2,815              2,970
Time Warner, Inc.
   6.875%, 5/1/12                                      1,500              1,650

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
CONSUMER DISCRETIONARY--CONTINUED
TRW Automotive, Inc. 144A
   8.875%, 12/1/17 (4)                          $        780       $        812
Videotron Ltee
   6.375%, 12/15/15                                    3,500              3,544
                                                                   ------------
                                                                         63,337
                                                                   ------------
CONSUMER STAPLES--0.9%
Altria Group, Inc.
   8.500%, 11/10/13                                    2,775              3,244
BAT International Finance plc 144A
   9.500%, 11/15/18 (4)                                1,410              1,826
Cargill, Inc. 144A
   5.600%, 9/15/12 (4)                                 4,845              5,242
Kraft Foods, Inc.
   4.125%, 2/9/16                                      3,950              4,003
Tyson Foods, Inc.
   10.500%, 3/1/14                                       940              1,121
Yankee Acquisition Corp. Series B,
   8.500%, 2/15/15                                     7,915              8,192
                                                                   ------------
                                                                         23,628
                                                                   ------------
ENERGY--4.0%
Adaro Indonesia PT 144A
   7.625%, 10/22/19 (4)                                3,065              3,199
Anadarko Petroleum Corp.
   8.700%, 3/15/19                                     2,925              3,619
Buckeye Partners LP
   6.050%, 1/15/18                                       854                907
Cenovus Energy, Inc. 144A
   4.500%, 9/15/14 (4)                                 1,968              2,053
Cloud Peak Energy Resources LLC/Cloud Peak
   Energy Finance Corp. 144A
   8.250%, 12/15/17 (4)                                2,920              2,993
Denbury Resources, Inc.
   7.500%, 12/15/15                                    4,952              5,076
Expro Finance Luxembourg SCA 144A
   8.500%, 12/15/16 (4)                                3,395              3,446
Gaz Capital SA 144A
   7.343%, 4/11/13 (4)                                 2,000              2,167
Gazprom International SA
   144A 7.201%, 2/1/20 (4)                             1,915              2,035

                                                  PAR VALUE            VALUE
                                                ------------       ------------
ENERGY--CONTINUED
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                     $     10,405       $     10,717
   144A 6.510%, 3/7/22(4)                              3,235              3,215
Helix Energy Solutions Group, Inc. 144A
   9.500%, 1/15/16 (4)                                   692                716
Holly Corp. 144A
   9.875%, 6/15/17 (4)                                 3,000              3,105
KazMunaiGaz Finance Sub BV 144A
   8.375%, 7/2/13 (4)                                  3,900              4,383
Kinder Morgan Energy Partners LP
   6.850%, 2/15/20                                     2,545              2,855
Knight, Inc.
   6.500%, 9/1/12                                      3,545              3,749
Korea National Oil Corp. 144A
   5.375%, 7/30/14 (4)                                 4,345              4,613
NAK Naftogaz Ukraine
   9.500%, 9/30/14                                     2,900              3,020
OPTI Canada, Inc. 144A
   9.000%, 12/15/12 (4)                                6,525              6,753
Petro-Canada
   6.050%, 5/15/18                                     1,200              1,292
Petrohawk Energy Corp.
   10.500%, 8/1/14                                     3,885              4,307
Pioneer Drilling Co. 144A
   9.875%, 3/15/18 (4)                                 1,245              1,239
Pride International, Inc.
   8.500%, 6/15/19                                     4,065              4,593
SEACOR Holdings, Inc.
   7.375%, 10/1/19                                     2,200              2,265
Tesoro Corp.
   6.250%, 11/1/12                                     4,340              4,373
Valero Energy Corp.
   4.500%, 2/1/15                                        800                801
Weatherford International Ltd.
   9.625%, 3/1/19                                      4,110              5,201
Western Refining, Inc.
   144A 10.750%, 6/15/14(3)(4)                         3,285              2,973
   144A 11.250%, 6/15/17(4)                            2,465              2,231
XTO Energy, Inc.
   5.900%, 8/1/12                                      1,980              2,174
   5.750%, 12/15/13                                    5,910              6,584
                                                                   ------------
                                                                        106,654
                                                                   ------------

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
FINANCIALS--20.0%
ADCB Finance Cayman Ltd.
   144A 4.750%, 10/8/14 (4)                     $      5,290       $      5,113
AFLAC, Inc.
   8.500%, 5/15/19                                     1,059              1,275
Agile Property Holdings Ltd.
   144A 10.000%, 11/14/16 (4)                          1,660              1,784
Alfa Invest Ltd. 144A
   9.250%, 6/24/13 (4)                                 4,940              5,323
Allstate Corp.
   6.125%, 5/15/37(3)                                  4,730              4,482
American Express Credit Corp.
   5.875%, 5/2/13                                      4,805              5,205
   Series C,
   7.300%, 8/20/13                                     2,600              2,918
American Honda Finance Corp. 144A
   6.700%, 10/1/13 (4)                                 4,850              5,405
Amsouth Bank N.A.
   Series A1,
   4.850%, 4/1/13                                      7,275              7,103
Assurant, Inc.
   5.625%, 2/15/14                                     4,060              4,216
Atlantic Finance Ltd. 144A
   8.750%, 5/27/14 (4)                                 4,800              5,043
Avalonbay Communities, Inc.
   5.700%, 3/15/17                                     2,950              3,110
Banco do Brasil SA 144A
   8.500%, 10/29/49 (4)                                  700                777
Bank of America Corp.
   7.400%, 1/15/11                                     3,815              3,992
   4.750%, 8/15/13                                     3,000              3,120
   5.420%, 3/15/17                                     3,700              3,656
Barclays Bank plc
   5.200%, 7/10/14                                     4,110              4,389
   144A 6.050%, 12/4/17(4)                             4,130              4,259
   144A 7.375%, 6/29/49(3)(4)                          6,900              6,658
BBVA International Preferred SA Unipersonal
   5.919%, 12/31/49(3)                                 3,220              2,681
Bear Stearns Cos., Inc. LLC (The)
   7.250%, 2/1/18                                      4,365              5,045
Berkley (WR) Corp.
   5.125%, 9/30/10                                     2,000              2,025
BlackRock, Inc.
   3.500%, 12/10/14                                    2,900              2,936

                                                  PAR VALUE            VALUE
                                                ------------       ------------
FINANCIALS--CONTINUED
Bosphorus Financial Services Ltd. 144A
   2.050%, 2/15/12 (3)(4)                       $      1,000       $        976
Brandywine Operating Partnership LP
   7.500%, 5/15/15                                     4,305              4,632
Capital One Financial Corp.
   6.150%, 9/1/16                                      4,300              4,461
Cemex Finance LLC 144A
   9.500%, 12/14/16 (4)                                1,430              1,487
Chubb Corp.
   6.375%, 3/29/67(3)                                  4,730              4,760
CIT Group, Inc.
   7.000%, 5/1/13                                      3,206              3,142
   7.000%, 5/1/14                                        459                435
   7.000%, 5/1/15                                        459                429
   7.000%, 5/1/16                                        765                708
   7.000%, 5/1/17                                      1,071                991
Citigroup, Inc.
   5.000%, 9/15/14                                     3,200              3,195
   4.875%, 5/7/15                                     15,710             15,505
CME Group, Inc.
   5.400%, 8/1/13                                      2,450              2,673
CNA Financial Corp.
   5.850%, 12/15/14                                    7,575              7,708
Colonial Realty LP
   4.800%, 4/1/11                                      1,442              1,420
Comerica Bank
   5.700%, 6/1/14                                      1,900              1,990
   5.750%, 11/21/16                                    3,850              3,963
Comerica, Inc.
   4.800%, 5/1/15                                      1,828              1,832
Commonwealth Bank of Australia 144A
   3.750%, 10/15/14 (4)                                3,000              3,041
Corporacion Andina de Fomento
   5.200%, 5/21/13                                     1,000              1,058
Credit Suisse New York
   5.000%, 5/15/13                                     4,335              4,659
Crown Castle Towers LLC
   144A 4.523%, 1/15/15(4)                             4,925              4,992
   144A 5.495%, 1/15/17(4)                             5,915              6,076
Deutsche Bank Financial LLC
   5.375%, 3/2/15                                      2,933              3,114

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
FINANCIALS--CONTINUED
Discover Bank
   8.700%, 11/18/19                             $      1,750       $      1,917
Equity One, Inc.
   6.250%, 12/15/14                                    2,485              2,547
ERAC USA Finance Co. 144A
   5.800%, 10/15/12 (4)                                  805                869
Export-Import Bank of Korea
   8.125%, 1/21/14                                     1,480              1,717
   5.875%, 1/14/15                                     4,625              4,986
   4.125%, 9/9/15                                      4,000              4,012
Fibria Overseas Finance Ltd.
   144A 9.250%, 10/30/19 (4)                             750                859
Fifth Third Bancorp
   6.250%, 5/1/13                                      1,770              1,903
   4.750%, 2/1/15                                        750                756
   4.500%, 6/1/18                                      3,975              3,647
First Horizon National Corp.
   4.500%, 5/15/13                                     1,000                943
First Tennessee Bank N.A.
   0.390%, 2/14/11(3)                                  2,900              2,848
   4.625%, 5/15/13                                     2,220              2,159
   5.050%, 1/15/15                                     4,925              4,628
Ford Motor Credit Co. LLC
   9.875%, 8/10/11                                     3,480              3,692
   3.001%, 1/13/12(3)                                  2,000              1,945
   7.500%, 8/1/12                                        800                829
   8.700%, 10/1/14                                       735                798
General Electric Capital Corp.
   3.750%, 11/14/14                                    3,940              3,992
   0.629%, 5/5/26(3)                                   5,000              4,100
Genworth Financial, Inc.
   5.750%, 6/15/14                                     6,890              7,038
   6.515%, 5/22/18                                     3,275              3,226
Glen Meadow Pass-Through Trust 144A
   6.505%, 2/12/67 (3)(4)                              7,545              6,432
GMAC LLC
   6.875%, 9/15/11                                     2,662              2,719
   6.750%, 12/1/14                                       552                555
GMAC, Inc. 144A
   8.300%, 2/12/15 (4)                                 5,360              5,641
Goldman Sachs Group, Inc. (The)
   5.350%, 1/15/16                                     3,225              3,397
   5.950%, 1/18/18                                     2,759              2,895
   7.500%, 2/15/19                                     2,451              2,801
HBOs plc 144A
   6.750%, 5/21/18 (4)                                   685                629

                                                  PAR VALUE            VALUE
                                                ------------       ------------
FINANCIALS--CONTINUED
Healthcare Realty Trust, Inc.
   6.500%, 1/17/17                              $      3,000       $      3,078
Hertz Corp. (The)
   8.875%, 1/1/14                                      2,595              2,679
Host Hotels & Resorts LP
   144A 9.000%, 5/15/17 (4)                              875                949
Huntington National Bank (The)
   4.900%, 1/15/14                                     1,400              1,342
Hyundai Capital Services, Inc.
   144A 6.000%, 5/5/15 (4)                             4,975              5,221
ICICI Bank Ltd.
   144A 5.750%, 11/16/10(4)                            4,775              4,871
   144A 5.500%, 3/25/15(4)                             3,000              3,044
International Lease Finance Corp.
   4.750%, 1/13/12                                     5,820              5,687
   5.300%, 5/1/12                                      5,375              5,223
iStar Financial, Inc. 144A
   10.000%, 6/15/14 (4)                                2,700              2,713
JPMorgan Chase & Co.
   5.750%, 1/2/13                                      4,945              5,367
   6.125%, 6/27/17                                     3,550              3,821
Series 1,
   7.900%, 12/31/49(3)                                 3,360              3,582
Kazkommerts International BV RegS (5)
   8.000%, 11/3/15                                     1,000                945
KeyBank NA
   5.700%, 8/15/12                                     1,800              1,891
   5.800%, 7/1/14                                      1,450              1,483
   7.413%, 5/6/15                                      3,000              3,069
   4.950%, 9/15/15                                     1,295              1,276
KeyCorp
   6.500%, 5/14/13                                     2,925              3,124
Kimco Realty Corp.
   4.820%, 8/15/11                                     1,945              1,982
Kookmin Bank 144A
   7.250%, 5/14/14 (4)                                 5,700              6,358
Korea Development Bank
   5.300%, 1/17/13                                     1,113              1,182
   4.375%, 8/10/15                                     2,525              2,563
Lincoln National Corp.
   8.750%, 7/1/19                                      2,340              2,861
   6.050%, 4/20/67(3)                                  2,885              2,431
Lloyds TSB Bank plc 144A
   4.375%, 1/12/15 (4)                                 2,900              2,859
Lukoil International Finance BV 144A
   6.375%, 11/5/14 (4)                                 4,900              5,151

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

(reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
FINANCIALS--CONTINUED
Mercantile Bankshares Corp. Series B,
   4.625%, 4/15/13                              $      4,708       $      4,800
Merrill Lynch & Co., Inc.
   6.150%, 4/25/13                                     3,925              4,226
MetLife, Inc.
   6.750%, 6/1/16                                        910              1,020
Metropolitan Life Global Funding I 144A
   5.125%, 6/10/14 (4)                                 1,160              1,229
Morgan Stanley
   6.000%, 5/13/14                                     1,970              2,128
   4.200%, 11/20/14                                    3,455              3,463
   144A 10.090%, 5/3/17(4)                            10,525 BRL          5,726
National Australia Bank Ltd.
   144A 5.350%, 6/12/13 (4)                            9,715             10,470
Nationwide Health Properties, Inc.
   6.250%, 2/1/13                                      4,825              5,138
Nissan Motor Acceptance Corp.
   144A 4.500%, 1/30/15 (4)                            8,620              8,642
Northern Trust Corp.
   5.500%, 8/15/13                                     2,775              3,071
Nuveen Investments
   10.500%, 11/15/15                                     800                780
OJSC AK Transneft
   (TransCapitalInvest Ltd.)
   144A 5.670%, 3/5/14 (4)                             5,715              5,996
Petroplus Finance Ltd.
   144A 6.750%, 5/1/14 (4)                             4,215              3,815
PNC Funding Corp.
   5.625%, 2/1/17                                      3,130              3,230
Principal Financial Group, Inc.
   7.875%, 5/15/14                                     2,595              2,936
Principal Life Global Funding I 144A
   4.400%, 10/1/10 (4)                                 1,500              1,522
ProLogis
   7.625%, 8/15/14                                     5,275              5,768
   6.625%, 5/15/18                                     1,110              1,103
Prudential Financial, Inc.
   4.750%, 9/17/15                                     4,770              4,910
   8.875%, 6/15/38(3)                                  4,200              4,714
Regions Financial Corp.
   7.750%, 11/10/14                                    2,525              2,657
Royal Bank of Scotland Group plc
   6.400%, 10/21/19                                    3,130              3,129

                                                  PAR VALUE            VALUE
                                                ------------       ------------
FINANCIALS--CONTINUED
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                              $      3,230       $      3,229
Russian Agricultural Bank
   OJSC (RSHB Capital SA)
   144A 9.000%, 6/11/14(4)                               780                900
   144A 6.299%, 5/15/17(4)                             2,905              3,014
Simon Property Group LP
   4.600%, 6/15/10                                     3,825              3,850
   4.200%, 2/1/15                                        700                702
SLM Corp.
   5.375%, 5/15/14                                    14,700             13,924
Sovereign Bank
   5.125%, 3/15/13                                     7,000              7,175
SunTrust Banks, Inc.
   6.000%, 9/11/17                                     4,925              4,989
Textron Financial Corp.
   5.125%, 11/1/10                                     3,865              3,924
TNK-BP Finance SA
   RegS 6.125%, 3/20/12 (5)                            4,210              4,457
   144A 7.500%, 3/13/13(4)                             1,750              1,903
   144A 6.250%, 2/2/15(4)                                500                525
Trustreet Properties, Inc.
   7.500%, 4/1/15                                      1,215              1,252
Universal City Development Partners Ltd. 144A
   8.875%, 11/15/15 (4)                                  820                830
Unum Group
   7.125%, 9/30/16                                     6,620              7,196
VTB Capital SA 144A
   6.465%, 3/4/15 (4)                                  6,000              6,135
Wachovia Bank NA
   5.000%, 8/15/15                                     2,600              2,697
Wachovia Corp.
   5.300%, 10/15/11                                    4,870              5,153
WEA Finance LLC/
   WT Finance Australia 144A
   5.750%, 9/2/15 (4)                                  5,425              5,710
Webster Financial Corp.
   5.125%, 4/15/14                                     2,500              2,307
Wells Fargo & Co.
   4.375%, 1/31/13                                       800                844
Westpac Banking Corp.
   4.200%, 2/27/15                                     4,920              5,064
Woori Bank 144A
   7.000%, 2/2/15 (4)                                  4,000              4,436
XL Capital Ltd.
   5.250%, 9/15/14                                     4,335              4,481

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
FINANCIALS--CONTINUED
Zions Bancorp
   7.750%, 9/23/14                                  $  1,880       $       1,896
                                                                   -------------
                                                                         530,060
                                                                   -------------
HEALTH CARE--0.5%
CareFusion Corp.
   5.125%, 8/1/14                                      2,940               3,120
HCA, Inc.
   9.125%, 11/15/14                                    1,739               1,841
Life Technologies Corp.
   3.375%, 3/1/13                                      1,970               1,981
Medco Health Solutions, Inc.
   7.250%, 8/15/13                                     1,000               1,131
Select Medical Corp.
   7.625%, 2/1/15                                      2,820               2,700
U.S. Oncology, Inc.
   9.125%, 8/15/17                                     1,263               1,326
Valeant Pharmaceuticals
International 144A
   8.375%, 6/15/16 (4)                                   417                 438
                                                                   -------------
                                                                          12,537
                                                                   -------------
INDUSTRIALS--2.6%
America West Airlines
   98-1A, 6.870%, 1/2/17                               2,783               2,748
American Airlines, Inc.
   01-1, 6.977%, 5/23/21                               8,190               6,797
Continental Airlines, Inc.
   98-1A, 6.648%, 9/15/17                              4,081               4,089
Delta Air Lines, Inc.
   00-A1, 7.379%, 5/18/10                              2,371               2,371
   02-1, G-2
   6.417%, 7/2/12                                     13,000              12,919
DI Finance/DynCorp
   International, Inc.
   Series B,
   9.500%, 2/15/13                                     5,175               5,266
Esco Corp. 144A
   8.625%, 12/15/13 (4)                                1,725               1,742
GATX Corp.
   4.750%, 5/15/15                                     4,940               4,903
General Cable Corp.
   2.666%, 4/1/15(3)                                   3,375               3,046
Hutchison Whampoa
   International Ltd. 144A
   4.625%, 9/11/15 (4)                                 3,900               4,008

                                                  PAR VALUE            VALUE
                                                ------------       ------------
INDUSTRIALS--CONTINUED
Ingersoll-Rand Global
   Holdings Co. Ltd.
   9.500%, 4/15/14                              $     1,410        $       1,710
Marquette Transportation Co./
   Marquette Transportation
   Finance Corp. 144A
   10.875%, 1/15/17 (4)                                 750                  766
Noble Group Ltd. 144A
   6.750%, 1/29/20 (4)                                4,420                4,569
Owens Corning, Inc.
   6.500%, 12/1/16                                    3,150                3,334
Smiths Group plc 144A
   7.200%, 5/15/19 (4)                                1,700                1,913
Steelcase, Inc.
   6.500%, 8/15/11                                    2,825                2,906
Toledo Edison Co. (The)
   7.250%, 5/1/20                                     1,360                1,572
Tyco International Finance SA
   4.125%, 10/15/14                                   1,000                1,034
United Rentals North America, Inc.
   10.875%, 6/15/16                                   1,772                1,936
USG Corp. 144A
   9.750%, 8/1/14 (4)                                   701                  747
                                                                   -------------
                                                                          68,376
                                                                   -------------
INFORMATION TECHNOLOGY--1.6%
Agilent Technologies, Inc.
   5.500%, 9/14/15                                    2,185                2,342
Corning, Inc.
   6.625%, 5/15/19                                      850                  943
Crown Castle Holdings
   GS V LLC/Crown Castle
   GS III Corp. 144A
   7.750%, 5/1/17 (4)                                 4,375                4,769
Intuit, Inc.
   5.750%, 3/15/17                                    1,334                1,410
Jabil Circuit, Inc.
   7.750%, 7/15/16                                    2,952                3,122
National Semiconductor Corp.
   6.600%, 6/15/17                                    3,330                3,621
NXP BV/NXP Funding LLC
   3.001%, 10/15/13(3)                                3,040                2,861
Seagate Technology HDD
   Holdings, Inc.
   6.375%, 10/1/11                                    3,950                4,108
Sorenson Communications, Inc.
   144A 10.500%, 2/1/15 (4)                           3,400                3,298

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
INFORMATION TECHNOLOGY--CONTINUED
SunGard Data Systems, Inc.
   9.125%, 8/15/13                              $      5,426       $       5,589
Xerox Corp.
   5.650%, 5/15/13                                     4,345               4,660
   8.250%, 5/15/14                                       444                 515
   4.250%, 2/15/15                                     4,000               4,033
                                                                   -------------
                                                                          41,271
                                                                   -------------
MATERIALS--4.1%
Airgas, Inc.
   4.500%, 9/15/14                                     1,512               1,560
Allegheny Technologies, Inc.
   9.375%, 6/1/19                                      7,245               8,430
Anglo American Capital plc
   144A 9.375%, 4/8/19 (4)                             1,950               2,484
ArcelorMittal
   5.375%, 6/1/13                                      4,825               5,136
   9.000%, 2/15/15                                     2,560               3,058
Barrick Gold Financeco LLC
   6.125%, 9/15/13                                     4,500               5,013
Bemis Co., Inc.
   5.650%, 8/1/14                                        980               1,054
Catalyst Paper Corp.
   7.375%, 3/1/14                                      1,055                 739
   144A 11.000%, 12/15/16(4)                           3,520               3,546
Commercial Metals Co.
   7.350%, 8/15/18                                     7,760               8,164
CRH America, Inc.
   5.625%, 9/30/11                                     3,500               3,668
   8.125%, 7/15/18                                     4,770               5,617
Domtar Corp.
   5.375%, 12/1/13                                     2,625               2,684
   7.125%, 8/15/15                                     2,185               2,283
Dow Chemical Co. (The)
   7.600%, 5/15/14                                     2,950               3,368
   5.900%, 2/15/15                                     3,950               4,276
Georgia-Pacific LLC 144A
   7.125%, 1/15/17 (4)                                 3,525               3,684
   7.700%, 6/15/15                                     4,820               5,133
Gerdau Holdings, Inc. 144A
   7.000%, 1/20/20 (4)                                 1,950               2,057
Hexion Finance Escrow LLC/
   Hexion Escrow Corp. 144A
   8.875%, 2/1/18 (4)                                  3,000               2,970
International Paper Co.
   9.375%, 5/15/19                                     5,330               6,663


                                                  PAR VALUE            VALUE
                                                ------------       ------------
MATERIALS--CONTINUED
JonhsonDiversey, Inc. 144A
   8.250%, 11/15/19 (4)                         $        435       $         452
Nalco Co.
   8.875%, 11/15/13                                    1,630               1,687
Nova Chemicals Corp.
   3.649%, 11/15/13(3)                                 8,694               8,238
Sappi Pappier Holding AG
   144A 6.750%, 6/15/12 (4)                            5,000               4,980
Steel Dynamics, Inc.
   7.375%, 11/1/12                                     1,528               1,597
Vedanta Resources plc 144A
   8.750%, 1/15/14 (4)                                 3,400               3,749
Verso Paper Holdings LLC/
   Verso Paper, Inc.
   144A 11.500%, 7/1/14(4)                             3,650               3,960
Series B,
   3.999%, 8/1/14(3)                                   2,570               2,204
                                                                   -------------
                                                                         108,454
                                                                   -------------
TELECOMMUNICATION SERVICES--1.8%
Axtel SAB de C.V. 144A
   9.000%, 9/22/19 (4)                                   750       $         769
Cincinnati Bell, Inc.
   8.250%, 10/15/17                                    3,760               3,826
Clearwire Communications
   LLC/Clearwire Finance, Inc.
   144A 12.000%, 12/1/15(4)                            4,000               4,090
   144A 12.000%, 12/1/15(4)                            2,795               2,865
Deutsche Telekom International
   Finance BV
   8.500%, 6/15/10                                     1,000               1,015
Embarq Corp.
   6.738%, 6/1/13                                      2,385               2,595
Nextel Communications, Inc.
   Series E
   6.875%, 10/31/13                                    5,590               5,478
   Series D
   7.375%, 8/1/15                                      2,095               2,001
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.)
   144A 8.375%, 4/30/13 (4)                            1,400               1,522
Qwest Corp.
   7.875%, 9/1/11                                      5,220               5,533
Telecom Italia Capital SA
   6.175%, 6/18/14                                     4,900               5,238
Verizon Wireless Capital LLC
   5.550%, 2/1/14                                      4,090               4,470

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------

TELECOMMUNICATION SERVICES--CONTINUED
Virgin Media Finance plc
   Series 1,
   9.500%, 8/15/16                              $      2,575          $   2,826
Wind Acquisition Finance SA
   144A 11.750%, 7/15/17 (4)                           2,450              2,719
Windstream Corp.
   7.875%, 11/1/17                                     2,000              1,980
                                                                   ------------
                                                                         46,927
                                                                   ------------
UTILITIES--1.1%
Allegheny Energy Supply Co.
   LLC 144A
   8.250%, 4/15/12 (4)                                 1,860              2,051
AmeriGas Partners LP
   7.250%, 5/20/15                                       860                877
Enel Finance International
   SA 144A
   3.875%, 10/7/14 (4)                                 2,000              2,026
Israel Electric Corp. Ltd. 144A
   7.250%, 1/15/19 (4)                                 2,285              2,482
Korea Electric Power Corp.
   144A 5.500%, 7/21/14 (4)                            3,420              3,654
Korea Gas Corp. 144A
   6.000%, 7/15/14 (4)                                 2,000              2,175
Majapahit Holding BV 144A
   7.250%, 6/28/17 (4)                                 1,550              1,658
Midwest Generation LLC
   Series B
   8.560%, 1/2/16                                      1,455              1,489
NiSource Finance Corp.
   7.875%, 11/15/10                                    3,440              3,572
Northeast Utilities
   5.650%, 6/1/13                                      3,950              4,210
ONEOK Partners LP
   5.900%, 4/1/12                                        980              1,051
Sempra Energy
   6.500%, 6/1/16                                      1,760              1,966
Texas Competitive Electric
   Holdings Co. LLC
   Series A
   10.250%, 11/1/15                                    1,390                973
TransAlta Corp.
   4.750%, 1/15/15                                     2,220
                                                                          2,292
                                                                   ------------
                                                                         30,476
                                                                   ------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $967,571)                                            1,031,720
                                                                   ------------

                                                  PAR VALUE            VALUE
                                                ------------       ------------
LOAN AGREEMENTS(3)--10.7%
CONSUMER DISCRETIONARY--3.4%
AMF Bowling Worldwide, Inc.
   Tranche B,
   2.730%, 5/17/13                              $      2,125       $      1,901
Cengage Learning Acquisitions,
   Inc. Tranche
   2.790%, 7/5/14                                      7,068              6,252
Ceridian Corp. Tranche
   3.249%, 11/8/14                                     6,592              5,941
Charter Communications
   Operating LLC
   Tranche B-1,
   3.550%, 3/6/14                                        530                511
   Tranche C,
   3.550%, 9/6/16                                      4,300              4,195
Ford Motor Co. Tranche B-1,
   3.260%, 12/15/13                                    4,481              4,345
Getty Images, Inc. Tranche B,
   6.250%, 7/2/15                                      3,570              3,595
Harrah's Operating Co., Inc.
   Tranche B-2,
   3.249%, 1/28/15                                     1,577              1,363
   Tranche B-4,
   9.500%, 10/31/16                                    2,165              2,246
Intelsat Jackson Holding Ltd.
   Tranche
   3.228%, 2/1/14                                      2,335              2,177
Intelstat Corp.
   Tranche B2-B,
   2.728%, 1/3/14                                      1,681              1,640
   Tranche B2-C,
   2.728%, 1/3/14                                      1,681              1,640
   Tranche B2-A,
   2.728%, 1/3/14                                      1,680              1,640
Isle of Capri Casinos, Inc.
   Tranche A-DD,
   5.000%, 11/25/13                                      658                642
   Tranche B-DD,
   5.000%, 11/25/13                                      748                729
   Tranche
   5.000%, 11/25/13                                    1,869              1,823
Lamar Media Corp. Tranche F,
   5.500%, 3/31/14                                       898                905
Landry's Restaurant, Inc.
   Tranche
   8.000%, 11/30/13                                    2,769              2,782

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
CONSUMER DISCRETIONARY--CONTINUED
Las Vegas Sands LLC
   Tranche I-DD,
   2.050%, 5/23/14                              $        546       $        501
   Tranche B,
   2.050%, 5/23/14                                     2,704              2,481
Mediacom Illinois LLC
   Tranche D,
   5.500%, 3/31/17                                     4,753              4,794
Neiman-Marcus Group,
   Inc. (The) Tranche
   2.252%, 4/6/13                                      8,600              8,168
Nielsen Finance LLC/
   Nielsen Finance Co.
   Tranche
   2.229%, 8/9/13                                      3,943              3,789
   Tranche B,
   3.979%, 5/1/16                                      3,358              3,306
Pilot Travel Centers LLC
   Tranche B,
   3.250%, 1/15/16                                     4,675              4,726
PTI Group, Inc. Tranche
   9.250%, 2/18/13                                     1,428              1,378
Sinclair Telecommunication
   Group, Inc. Tranche B,
   6.500%, 10/29/15                                    1,525              1,547
Six Flags Theme Parks, Inc.
   Tranche
   3.750%, 6/15/15                                     5,275              5,240
Totes Isotoner Corp.
   Tranche B,
   2.751%, 1/16/13                                       373                342
TRW Automotive Holdings
   Corp. Tranche B-3
   5.000%, 5/30/16                                       249                252
Univision Communications,
   Inc. Tranche B,
   2.540%, 9/29/14                                     6,130              5,482
VWR Funding, Inc.
   Tranche
   2.748%, 6/29/14                                     3,245              3,061
                                                                   ------------
                                                                         89,394
                                                                   ------------
CONSUMER STAPLES--0.3%
Revlon Consumer Products Corp.
   Tranche
   6.000%, 3/11/15                                     6,015              5,966

                                                  PAR VALUE            VALUE
                                                ------------       ------------
CONSUMER STAPLES--CONTINUED
Reynolds Group Holdings Ltd.
   Tranche
   6.250%, 11/5/15                              $      1,476       $      1,494
                                                                   ------------
                                                                          7,460
                                                                   ------------
ENERGY--0.2%
ATP Oil & Gas Corp.
   Tranche B-2,
   12.250%, 1/15/11                                      606                615
   Tranche B-1,
   11.250%, 7/15/14                                    4,284              4,346
Targa Resources, Inc.
   Tranche
   6.000%, 7/6/16                                      1,596              1,607
                                                                   ------------
                                                                          6,568
                                                                   ------------
FINANCIALS--0.6%
Agile Property Holdings Ltd.
   Tranche
   2.993%, 1/25/13                                     3,750              3,487
CIT Group, Inc. Tranche
   13.000%, 1/18/12                                    1,260              1,308
Delos Aircraft, Inc.
   Tranche B-2,
   7.000%, 3/17/16                                       243                247
Green Tree Credit Solutions
   Tranche
   8.000%, 12/31/16                                    1,617              1,613
Hertz Corp.
   Letter of Credit
   0.020%, 12/21/12                                      479                474
   Tranche B,
   1.980%, 12/21/12                                    2,380              2,358
International Lease Finance Corp.
   Tranche B-1,
   6.750%, 3/17/15                                       332                341
Pinnacle Foods Finance LLC/
   Pinnacle Food Finance
   Corp. Tranche B,
   2.979%, 4/2/14                                      2,402              2,339
Universal City Tranche
   6.500%, 11/30/19                                      742                751
Vanguard Health Holding
   Co., I LLC Tranche B,
   5.000%, 1/29/16                                     2,085              2,093
                                                                   ------------
                                                                         15,011
                                                                   ------------

                       See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
HEALTH CARE--0.4%
Butler Schein Animal Health
   Tranche B,
   5.500%, 12/31/15                             $      1,247       $      1,262
HCA, Inc.
   Tranche B-1,
   2.540%, 11/17/13                                    1,824              1,781
Health Management Associates, Inc. Tranche B,
   2.040%, 2/28/14                                     1,140              1,108
HealthSouth Corp. Tranche 2,
   4.033%, 9/10/15                                     1,628              1,637
RehabCare Group, Inc.
   Tranche B,
   6.000%, 11/24/15                                    4,040              4,070
Select Medical Corp.
   Tranche B-1,
   4.001%, 8/22/14                                     1,137              1,115
                                                                   ------------
                                                                         10,973
                                                                   ------------
INDUSTRIALS--1.1%
Advanced Disposal
   Tranche B,
   6.000%, 1/14/15                                       499                505
Bucyrus International, Inc.
   Tranche C,
   4.500%, 2/19/16                                     2,840              2,874
Harland Clarke Holdings Corp.
   Tranche B,
   2.790%, 6/30/14                                     6,295              5,772
Language Line Holdings LLC
   Tranche B,
   5.500%, 11/4/15                                     3,706              3,723
Protection One Alarm Monitoring, Inc.
   Tranche B-2,
   6.250%, 3/31/14                                     1,104              1,104
ServiceMaster Co. (The) Tranche DD,
   2.750%, 7/24/14                                       792                761
   Tranche B,
   2.750%, 7/24/14                                     7,952              7,640
Transaction Network Services, Inc. Tranche
   6.000%, 11/18/15                                    4,798              4,828
U.S. Investigations Services, Inc.
   Tranche B,
   3.271%, 2/21/15                                     1,477              1,374
                                                                   ------------
                                                                         28,581
                                                                   ------------

                                                  PAR VALUE            VALUE
                                                ------------       ------------
INFORMATION TECHNOLOGY--2.1%
Allen Systems Group, Inc.
   Tranche
   8.500%, 10/20/13                             $      3,476       $      3,510
Avaya, Inc. Tranche B-1,
   3.002%, 10/26/14                                    4,704              4,204
   CommScope, Inc.
   Tranche B,
   2.748%, 12/27/14                                    1,933              1,922
Dresser, Inc.
   Tranche B,
   2.500%, 5/4/14                                      2,405              2,315
   PIK Interest Capitalization
   6.000%, 5/4/15                                      3,605              3,442
First Data Corp.
   Tranche B-1,
   3.040%, 9/24/14                                     1,960              1,739
   Tranche B-2,
   3.040%, 9/24/14                                       488                432
   Tranche B-3,
   3.040%, 9/24/14                                     6,829              6,047
Freescale Semiconductor, Inc. Tranche
   4.479%, 12/1/16                                     3,188              3,003
Infor Global Solutions, Inc.
   Tranche B,
   6.498%, 1/28/12                                     4,600              4,462
   Tranche
   6.498%, 7/30/12                                     2,400              2,328
NuSil Technology
   Tranche B,
   6.000%, 2/18/15                                     2,600              2,613
Reynolds & Reynolds Co. (The)
   Tranche
   2.245%, 10/24/12                                    3,560              3,485
   Tranche
   5.852%, 10/24/13                                    4,845              4,615
Spansion, Inc. Tranche B,
   7.750%, 2/9/15                                      6,640              6,715
Springboard Finance LLC
   Tranche B,
   7.000%, 2/23/15                                     3,935              3,964
TowerCo LLC Tranche
   6.000%, 11/20/14                                    2,494              2,519
                                                                   ------------
                                                                         57,315
                                                                   ------------

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                  PAR VALUE            VALUE
                                                ------------       ------------
MATERIALS--1.4%
Anchor Glass Container Corp.
   Tranche
   6.000%, 2/3/16                               $      4,195       $      4,190
   Tranche
   10.000%, 8/2/16                                     3,475              3,438
Berry Plastics Group, Inc.
   Tranche C,
   2.257%, 4/3/15                                      8,676              8,185
Building Materials Holding Corp. of America
   Tranche B,
   3.000%, 2/22/14                                       743                734
Building Materials Holdings Corp.
   5.000%, 1/5/15(6)                                   1,251                970
Gentek Holding LLC
   Tranche
   7.000%, 10/29/14                                    5,536              5,589
Huntsman International LLC
   Tranche B,
   1.999%, 4/21/14                                     2,439              2,347
Ineos Holdings Ltd.
   Tranche B-2,
   7.500%, 12/16/13                                    1,343              1,320
   Tranche C-2,
   8.000%, 12/16/14                                    1,343              1,326
JohnsonDiversity, Inc.
   Tranche
   0.000%, 11/11/15                                      698                706
Nalco Co. Tranche B,
   6.500%, 5/13/16                                     1,618              1,637
New Sunward Holding BV
   Tranche B,
   0.000%, 2/14/14                                     3,757              3,513
Smurfit-Stone Container
   Enterprise Tranche B,
   0.000%, 2/22/16                                     1,625              1,631
Solutia, Inc. Tranche B,
   4.750%, 3/17/17                                     2,000              2,022
                                                                   ------------
                                                                         37,608
                                                                   ------------

                                                  PAR VALUE            VALUE
                                                ------------       ------------
TELECOMMUNICATION SERVICES--0.7%
Level 3 Communications, Inc.
   Tranche A,
   2.501%, 3/13/14                              $      8,362       $      7,794
   Tranche B,
   11.500%, 3/13/14                                    1,044              1,143
nTelos, Inc. Tranche
   5.750%, 8/7/15                                      5,298              5,353
U.S. TelePacific Corp.
   Tranche B,
   9.250%, 8/25/15                                     3,500              3,528
                                                                   ------------
                                                                         17,818
                                                                   ------------
UTILITIES--0.5%
NRG Energy, Inc.
   Letter of Credit
   0.190%, 2/1/13                                      2,863              2,812
   Tranche B,
   2.040%, 2/1/13                                      5,788              5,684
Texas Competitive Electric Holdings Co. LLC
   Tranche B-2,
   3.729%, 10/10/14                                    2,244              1,849
   Tranche B-3,
   3.729%, 10/10/14                                    3,984              3,250
                                                                   ------------
                                                                         13,595
                                                                   ------------
TOTAL LOAN AGREEMENTS
   (IDENTIFIED COST $274,278)                                           284,323
                                                                   ------------

                                                   SHARES
                                                ------------
PREFERRED STOCK--0.0%
FINANCIALS--0.0%
GMAC, Inc. Series G Pfd.
   7.00% 144A(4)                                         702                535
                                                                   ------------
TOTAL PREFERRED STOCK
   (IDENTIFIED COST $221)                                                   535
                                                                   ------------

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                   SHARES              VALUE
                                                ------------       ------------
EXCHANGE TRADED FUNDS--0.2%
iShares FTSE/Xinhua
   China 25 Index Fund                               137,800       $      5,801
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
   (IDENTIFIED COST $6,038)                                               5,801
                                                                   ------------
COMMON STOCKS--0.1%
FINANCIALS--0.1%
CIT Group, Inc.(2)                                    26,344              1,027
                                                                   ------------
MATERIALS--0.0%
Building Materials
   Holdings Corp.(6)                                 677,817                542
                                                                   ------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $1,987)                                               1,569
                                                                   ------------
TOTAL LONG-TERM INVESTMENTS--98.4%
   (IDENTIFIED COST $2,521,678)                                       2,608,154
                                                                   ------------

                                                   SHARES              VALUE
                                                ------------       ------------
SHORT-TERM INVESTMENTS--1.1%
MONEY MARKET MUTUAL FUNDS--1.1%
BlackRock Liquidity Funds
   TempFund Portfolio - Institutional Shares
   (seven-day effective yield 0.119%)             28,541,180       $     28,541
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $28,541)                                             28,541
                                                                   ------------
TOTAL INVESTMENTS--99.5%
   (IDENTIFIED COST $2,550,219)                                       2,636,695(1)
Other Assets and Liabilities--0.5%                                       12,234
                                                                   ------------
NET ASSETS--100.0%                                                 $  2,648,929
                                                                   ============

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at March 31, 2010, see
     Note 9, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $504,830 or 19.1% of net assets.

(5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  Illiquid security.

(7) Illiquid and restricted security. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(8)  Security in default.

(9)  Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

ABBREVIATIONS:

FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA    Federal National Mortgage Association ("Fannie Mae")
GDP     Gross Domestic Product
GNMA    Government National Mortgage Association ("Ginnie Mae")
NATL    National Public Finance Guarantee Corp.
PIK     Payment-in-Kind Security
SBA     Small Business Administration

FOREIGN CURRENCIES:

AUD     Australian Dollar
BRL     Brazilian Real
CND     Canadian Dollar
COP     Colombian Peso
EUR     European Currency Unit
IDR     Indonesian Rupiah
KRW     Korean Won
NOK     Norwegian Krone
NZD     New Zealand Dollar
PLN     Polish Zloty
SEK     Swedish Krona
TRY     Turkish Lira
ZAR     South African Rand

COUNTRY WEIGHTINGS as of March 31, 2010+

United States (includes short-term investments)   79%
Canada                                             3
Australia                                          2
South Korea                                        2
United Kingdom                                     2
Brazil                                             1
Russia                                             1
Other                                             10
                                                 ---
Total                                            100%
                                                 ===

+    % of total investments as of March 31, 2010

KEY INVESTMENT TERMS

PIK (PAYMENT-IN-KIND SECURITY)

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                      Total                  Level 2 -      Level 3 -
                                    Value at    Level 1 -   Significant    Significant
                                    March 31,     Quoted     Observable   Unobservable
                                      2010        Prices       Inputs        Inputs
                                   ----------   ---------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Securities      $    9,257    $    --     $    9,257      $    --
   Municipal Securities                 5,505         --          5,505           --
   Foreign Government Securities      276,623         --        276,623           --
   Mortgage-Backed Securities         694,865         --        694,714          151
   Asset-Backed Securities            297,956         --        288,701        9,255
   Corporate Debt                   1,316,043         --      1,308,073        7,970
Equity Securities:
   Preferred Stocks                       535        535             --           --
   Exchange Traded Funds                5,801      5,801             --           --
   Common Stocks                        1,569      1,027             --          542
   Short-Term Investments              28,541     28,541             --           --
                                   ----------    -------     ----------      -------
   Total Investments               $2,636,695    $35,904     $2,582,873      $17,918
                                   ==========    =======     ==========      =======

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   Mortgage-Backed   Asset-Backed   Corporate   Common
                                          Total       Securities      Securities       Debt     Stocks
                                        --------   ---------------   ------------   ---------   ------
INVESTMENT IN SECURITIES:
BALANCE AS OF SEPTEMBER 30, 2009        $ 36,849       $ 10,982        $15,912       $ 9,955     $ --
Accrued discounts/premiums(a)                269             11             73           185       --
Realized gain (loss)(b)                   (2,004)            --         (2,256)          252       --
Change in unrealized appreciation
(depreciation)(b)                          6,035            956          4,697           382       --
Net purchases (sales)(d)                  (7,498)            --         (1,121)       (6,377)      --
Transfers in and/or out of level 3(c)    (15,733)       (11,798)        (8,050)        3,573      542
                                        --------       --------        -------       -------     ----
BALANCE AS OF MARCH 31, 2010            $ 17,918       $    151        $ 9,255       $ 7,970     $542
                                        ========       ========        =======       =======     ====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c) "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(d)  Includes paydowns.

Level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1) ..............................................   $  2,636,695
Receivables
   Investment securities sold .....................................................         22,688
   Fund shares sold ...............................................................         27,403
   Dividends and interest .........................................................         27,869
Prepaid expenses ..................................................................            167
                                                                                      ------------
      Total assets ................................................................      2,714,822
                                                                                      ------------
LIABILITIES
Payables
   Fund shares repurchased ........................................................          8,421
   Investment securities purchased ................................................         51,609
   Dividend distributions .........................................................          3,121
   Investment advisory fee ........................................................          1,109
   Distribution and service fees ..................................................            759
   Administration fee .............................................................            167
   Transfer agent fees and expenses ...............................................            426
   Professional fee ...............................................................             41
   Trustees' fee and expenses .....................................................             30
   Other accrued expenses .........................................................            210
                                                                                      ------------
      Total liabilities ...........................................................         65,893
                                                                                      ------------
NET ASSETS ........................................................................   $  2,648,929
                                                                                      ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ..................................   $  2,676,800
Accumulated undistributed net investment income (loss) ............................           (348)
Accumulated undistributed net realized gain (loss) ................................       (114,044)
Net unrealized appreciation (depreciation) on investments .........................         86,521
                                                                                      ------------
NET ASSETS ........................................................................   $  2,648,929
                                                                                      ============
CLASS A
Net asset value (net assets/shares outstanding) per share .........................   $       4.69
Maximum offering price per share NAV/(1-2.25%) ....................................   $       4.80
Shares of beneficial interest outstanding, no par value, unlimited authorization ..    353,817,309
Net Assets ........................................................................   $  1,660,677
CLASS B
Net asset value (net assets/shares outstanding) and offering price per share ......   $       4.67
Shares of beneficial interest outstanding, no par value, unlimited authorization ..      2,448,974
Net Assets ........................................................................   $     11,443
CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ......   $       4.74
Shares of beneficial interest outstanding, no par value, unlimited authorization ..     79,198,714
Net Assets ........................................................................   $    375,261
CLASS T
Net asset value (net assets/shares outstanding) and offering price per share ......   $       4.73
Shares of beneficial interest outstanding, no par value, unlimited authorization ..     65,532,869
Net Assets ........................................................................   $    309,945
CLASS I
Net asset value (net assets/shares outstanding) and offering price per share ......   $       4.70
Shares of beneficial interest outstanding, no par value, unlimited authorization ..     62,061,556
Net Assets ........................................................................   $    291,603
(1) Investment in securities at cost ..............................................   $  2,550,219

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
   Interest .............................................................   $ 75,415
   Dividends ............................................................         41
   Foreign taxes withheld ...............................................       (125)
                                                                            --------
      Total investment income ...........................................     75,331
                                                                            --------
EXPENSES
   Investment advisory fees .............................................      5,830
   Service fees, Class A ................................................      1,853
   Distribution and service fees, Class B ...............................         46
   Distribution and service fees, Class C ...............................        767
   Distribution and service fees, Class T ...............................      1,303
   Administration fees ..................................................        952
   Transfer agent fees and expenses .....................................      1,538
   Custodian fees .......................................................        104
   Printing fees and expenses ...........................................        103
   Trustees' fee and expenses ...........................................         85
   Professional fees ....................................................         72
   Registration fees ....................................................         64
   Miscellaneous expenses ...............................................        205
                                                                            --------
      Total expenses ....................................................     12,922
                                                                            --------
NET INVESTMENT INCOME (LOSS) ............................................     62,409
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..............................     20,815
   Net realized gain (loss) on foreign currency transactions ............       (187)
   Net change in unrealized appreciation (depreciation) on investments ..     58,515
   Net change in unrealized appreciation (depreciation) on foreign
      currency translation ..............................................        316
                                                                            --------
NET GAIN (LOSS) ON INVESTMENTS ..........................................     79,459
                                                                            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $141,868
                                                                            ========

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                 Six Months Ended
                                                                  March 31, 2010        Year Ended
                                                                    (Unaudited)     September 30, 2009
                                                                 ----------------   ------------------
FROM OPERATIONS
   Net investment income (loss) ..............................      $   62,409          $   85,992
   Net realized gain (loss) ..................................          20,628             (99,539)
   Net change in unrealized appreciation (depreciation) ......          58,831             217,809
                                                                    ----------          ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..         141,868             204,262
                                                                    ----------          ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ............................         (42,757)            (73,817)
   Net investment income, Class B ............................            (323)               (754)
   Net investment income, Class C ............................          (8,340)             (9,218)
   Net investment income, Class T ............................          (6,467)             (7,849)
   Net investment income, Class I ............................          (5,874)                (55)
                                                                    ----------          ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....         (63,761)            (91,693)
                                                                    ----------          ----------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
   Class A (117,804 and 141,615 shares, respectively) ........         543,730             580,327
   Class B (172 and 508 shares, respectively) ................             789               2,073
   Class C (35,455 and 25,625 shares, respectively) ..........         165,253             109,150
   Class T (21,807 and 25,531 shares, respectively) ..........         101,444             106,114
   Class I (62,494 and 4,545 shares, respectively) ...........         287,661              20,355
REINVESTMENT OF DISTRIBUTIONS
   Class A (7,585 and 14,292 shares, respectively) ...........          35,031              57,416
   Class B (52 and 130 shares, respectively) .................             239                 518
   Class C (1,308 and 1,671 shares, respectively) ............           6,096               6,812
   Class T (689 and 871 shares, respectively) ................           3,208               3,566
   Class I (309 and 8 shares, respectively) ..................           1,433                  32
SHARES REPURCHASED
   Class A (87,719 and 167,066 shares, respectively) .........        (403,687)           (662,579)
   Class B (599 and 1,612 shares, respectively) ..............          (2,750)             (6,391)
   Class C (10,297 and 12,692 shares, respectively) ..........         (48,062)            (51,062)
   Class T (5,007 and 11,685 shares, respectively) ...........         (23,301)            (46,913)
   Class I (5,266 and 51 shares, respectively) ...............         (24,335)               (202)
                                                                    ----------          ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....         642,749             119,216
                                                                    ----------          ----------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(1) ..................................              --                   2
                                                                    ----------          ----------
   NET INCREASE (DECREASE) IN NET ASSETS .....................         720,856             231,787
NET ASSETS
Beginning of period ..........................................       1,928,073           1,696,286
                                                                    ----------          ----------
END OF PERIOD ................................................      $2,648,929          $1,928,073
                                                                    ==========          ==========
Accumulated undistributed net investment income (loss) at
   end of period .............................................      $     (348)         $    1,004

(1) The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                           NET                       NET
                          ASSET         NET        REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS
                          VALUE,    INVESTMENT       AND          FROM       FROM NET       FROM NET
                        BEGINNING     INCOME      UNREALIZED   INVESTMENT   INVESTMENT      REALIZED     RETURN OF
                        OF PERIOD     (LOSS)     GAIN (LOSS)   OPERATIONS     INCOME         GAINS        CAPITAL
                        ---------   ----------   -----------   ----------   ----------   -------------   ---------
CLASS A
10/1/09 to 3/31/10(7)     $4.54       0.13(2)        0.15         0.28        (0.13)           --             --
10/1/08 to 9/30/09         4.21       0.24(2)        0.35         0.59        (0.26)           --             --
10/1/07 to 9/30/08         4.70       0.25(2)       (0.48)       (0.23)       (0.26)           --             --
11/1/06 to 9/30/07         4.74       0.21(2)       (0.03)        0.18        (0.22)           --             --
11/1/05 to 10/31/06        4.70       0.22(2)        0.03         0.25        (0.21)           --             --
11/1/04 to 10/31/05        4.83       0.20(2)       (0.12)        0.08        (0.19)           --(5)       (0.02)
11/1/03 to 10/31/04        4.78       0.21           0.06         0.27        (0.22)           --             --
CLASS B
10/1/09 to 3/31/10(7)     $4.52       0.12(2)        0.15         0.27        (0.12)           --             --
10/1/08 to 9/30/09         4.19       0.22(2)        0.35         0.57        (0.24)           --             --
10/1/07 to 9/30/08         4.68       0.23(2)       (0.48)       (0.25)       (0.24)           --             --
11/1/06 to 9/30/07         4.72       0.19(2)       (0.03)        0.16        (0.20)           --             --
11/1/05 to 10/31/06        4.68       0.20(2)        0.02         0.22        (0.18)           --             --
11/1/04 to 10/31/05        4.82       0.18(2)       (0.14)        0.04        (0.16)           --(5)       (0.02)
11/1/03 to 10/31/04        4.77       0.19           0.05         0.24        (0.19)           --             --
CLASS C
10/1/09 to 3/31/10(7)     $4.58       0.13(2)        0.16         0.29        (0.13)           --             --
10/1/08 to 9/30/09         4.24       0.23(2)        0.36         0.59        (0.25)           --             --
10/1/07 to 9/30/08         4.73       0.24(2)       (0.48)       (0.24)       (0.25)           --             --
11/1/06 to 9/30/07         4.77       0.20(2)       (0.03)        0.17        (0.21)           --             --
11/1/05 to 10/31/06        4.73       0.21(2)        0.02         0.23        (0.19)           --             --
11/1/04 to 10/31/05        4.87       0.19(2)       (0.13)        0.06        (0.18)           --(5)       (0.02)
11/1/03 to 10/31/04        4.81       0.21           0.05         0.26        (0.20)           --             --
CLASS T
10/1/09 to 3/31/10(7)     $4.57       0.11(2)        0.17         0.28        (0.12)           --             --
10/1/08 to 9/30/09         4.23       0.21(2)        0.36         0.57        (0.23)           --             --
10/1/07 to 9/30/08         4.72       0.22(2)       (0.48)       (0.26)       (0.23)           --             --
11/1/06 to 9/30/07         4.76       0.18(2)       (0.03)        0.15        (0.19)           --             --
11/1/05 to 10/31/06        4.73       0.19(2)        0.01         0.20        (0.17)           --             --
11/1/04 to 10/31/05        4.86       0.17(2)       (0.13)        0.04        (0.15)           --(5)       (0.02)
11/1/03 to 10/31/04        4.80       0.18           0.06         0.24        (0.18)           --             --
CLASS I
10/1/09 to 3/31/10(7)     $4.54       0.14(2)        0.16         0.30        (0.14)           --             --
10/1/08 to 9/30/09         4.21       0.28(2)        0.32         0.60        (0.27)           --             --
6/6/08(6) to 9/30/08       4.53       0.08(2)       (0.31)       (0.23)       (0.09)           --             --

(1) Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Amount is less than $0.005.

(6)  Inception date.

(7)  Unaudited.

(8) The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

                        See Notes to Financial Statements

                                                                                 RATIO OF
                           NET                      NET                            NET
                CHANGE    ASSET                   ASSETS,         RATIO OF     INVESTMENT
                IN NET   VALUE,                   END OF        EXPENSES TO     INCOME TO    PORTFOLIO
    TOTAL        ASSET   END OF     TOTAL         PERIOD          AVERAGE      AVERAGE NET   TURNOVER
DISTRIBUTIONS    VALUE   PERIOD   RETURN(1)   (IN THOUSANDS)   NET ASSETS(8)      ASSETS        RATE
-------------   ------   ------   ---------   --------------   -------------   -----------   ---------

    (0.13)       0.15     $4.69     6.32%(4)    $1,660,677        1.04%(3)       5.62%(3)      29%(4)
    (0.26)       0.33      4.54    14.91         1,433,927        1.12           5.93          88
    (0.26)      (0.49)     4.21    (5.07)        1,377,371        1.08           5.54          83
    (0.22)      (0.04)     4.70     3.84(4)      1,435,415        1.11(3)        4.93(3)       57(4)
    (0.21)       0.04      4.74     5.37         1,062,479        1.04           4.75          93
    (0.21)      (0.13)     4.70     1.64           819,283        1.02           4.24          83
    (0.22)       0.05      4.83     5.69           372,463        1.03           4.17          95

    (0.12)       0.15     $4.67     6.09%(4)    $   11,443        1.54%(3)       5.12%(3)      29%(4)
    (0.24)       0.33      4.52    14.41            12,753        1.62           5.47          88
    (0.24)      (0.49)     4.19    (5.57)           15,919        1.57           5.03          83
    (0.20)      (0.04)     4.68     3.38(4)         21,487        1.61(3)        4.40(3)       57(4)
    (0.18)       0.04      4.72     4.64            27,845        1.54           4.24          93
    (0.18)      (0.14)     4.68     1.12            33,003        1.51           3.72          83
    (0.19)       0.05      4.82     5.16            33,325        1.52           3.68          95

    (0.13)       0.16     $4.74     6.35%(4)    $  375,261        1.29%(3)       5.38%(3)      29%(4)
    (0.25)       0.34      4.58    14.75           241,339        1.36           5.63          88
    (0.25)      (0.49)     4.24    (5.28)          161,770        1.33           5.28          83
    (0.21)      (0.04)     4.73     3.57(4)        179,222        1.36(3)        4.66(3)       57(4)
    (0.19)       0.04      4.77     5.07           205,385        1.28           4.48          93
    (0.20)      (0.14)     4.73     1.15           295,926        1.26           3.98          83
    (0.20)       0.06      4.87     5.59           238,854        1.27           3.92          95

    (0.12)       0.16     $4.73     6.10%(4)    $  309,945        1.79%(3)       4.88%(3)      29%(4)
    (0.23)       0.34      4.57    14.21           219,501        1.86           5.11          88
    (0.23)      (0.49)     4.23    (5.78)          141,131        1.83           4.79          83
    (0.19)      (0.04)     4.72     3.11(4)        155,450        1.86(3)        4.17(3)       57(4)
    (0.17)       0.03      4.76     4.34           153,395        1.79           3.98          93
    (0.17)      (0.13)     4.73     0.84           195,830        1.76           3.48          83
    (0.18)       0.06      4.86     5.05           120,145        1.78           3.40          95

    (0.14)       0.16     $4.70     6.68%(4)    $  291,603        0.80%(3)       5.90%(3)      29%(4)
    (0.27)       0.33      4.54    15.20            20,553        1.03           6.47          88
    (0.09)      (0.32)     4.21    (5.11)(4)            95        0.89(3)        5.85(3)       83(4)

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2010 (UNAUDITED)

1.   ORGANIZATION

     Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

     As of the date of this report, 18 funds are offered for sale, of which the Multi-Sector Short Term Bond Fund is reported in this semiannual report. The Fund is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

     The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Effective December 31, 2009 (the "Closing Date") Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions refer to the Trust's prospectus).

     Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January 29, 2010, a 1% CDSC fee was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010 the period for which such CDSC applies to the Fund was modified to be 18 months. In each case, the CDSC period begins on the last day of the month proceeding the month in which the purchase was made.

     Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I shares bear no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

               - Level 1 - quoted prices in active markets for identical securities

               - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

               - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

     G.   DERIVATIVE FINANCIAL INSTRUMENTS:

          Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

          FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

          The Fund enters into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund also from time to time hedges the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

          There were no open forward currency contracts at March 31, 2010.

     H.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          The Fund may engage in when-issued or delayed delivery transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     I.   LOAN AGREEMENTS:

          The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

          payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

     J.   CREDIT LINKED NOTES:

          The Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus") is Adviser to the Fund.

          For managing or directing the management of the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund 0.55% of the first $1 billion; 0.50% of $1 billion to $2 billion; 0.45% of $2+ billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:

          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Goodwin Capital Advisers, Inc. ("Goodwin") serves as the Fund's subadviser.

     C.   DISTRIBUTOR:

          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds for the six-months (the "period") ended March 31, 2010, it retained Class A net commissions of $19 and deferred sales charges of $15; Class B deferred sales charges of $3; Class C deferred sales charges of $__*; and Class T deferred sales charges of $57.

          In addition, the Fund pays VP Distributors distribution and/or service fees at the annual rate of 0.25% for Class A shares, 0.75% for Class B shares, 0.50% for Class C shares, and 1.00% for Class T shares applied to the average daily net assets of each respective class. There are no distribution and/or service fees for Class I.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

          basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry CDSC, the CDSC schedule of the original shares purchased continues to apply.

*    The amount is less than $500 (not reported in thousands).

     D.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2010, VP Distributors received administration fees totaling $671 which is included in the Statement of Operations. A portion of these fees was paid to a sub-administrator for certain accounting and administration services. VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2010, VP Distributors received transfer agent fees totaling $1,312 which is included in the Statement of Operations. A portion of these fees was paid to various outside companies for certain sub-transfer agency services.

     E.   AFFILIATED SHAREHOLDERS:

          At March 31, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the Fund which may be redeemed at any time that aggregated the following:


                 AGGREGATE   NET ASSET
                   SHARES      VALUE
                 ---------   ---------
Class I shares     24,812       $117

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts, and short-term securities) during the period ended March 31, 2010, were as follows:

                 PURCHASES     SALES
                 ----------   --------
                 $1,218,947   $500,284

     Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2010, were as follows:

                 PURCHASES    SALES
                 ---------   --------
                 $60,367    $140,757

5.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)


     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At March 31, 2010, the Fund held the following illiquid and restricted securities:

                              ACQUISITION   ACQUISITION   MARKET VALUE   % OF NET ASSETS
                                  DATE          COST       AT 3/31/10       AT 3/31/10
                              -----------   -----------   ------------   ---------------
Long Grove Collateral
Loan Obligation Ltd.
PIK Interest Capitalization
04-1A, C 144A
2.652%, 5/25/16                 5/12/04        $1,588        $1,080             0.0%
04-1A, D 144A
7.002%, 5/25/16                 5/12/04           520           201             0.0

     The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

9.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                             NET UNREALIZED
 FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----------   ------------   --------------   --------------
$2,551,140     $146,603        $(61,048)         $85,555

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

         EXPIRATION YEAR
---------------------------------
 2014    2016    2017      TOTAL
------   -----  -------   -------
$5,307   $575   $32,374   $38,256

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10.  RECENT ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

11.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

     On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Trust with immediate effect. Effective April 14, 2010, the Adviser will voluntarily limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85% for Class T shares and 0.85% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the end of the fiscal year in which such reimbursements are made.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-19, 2009, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
(1) During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth & Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

     The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

----------
(2) F-Squared Investments, Inc. is the sub-adviser to Virtus AlphaSector(SM) Allocation Fund and Virtus AlphaSector(SM) Rotation Fund but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory Agreement in this context.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     PROFITABILITY

     The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. In addition, the Board noted that as part of the contract renewal process, it had voted for the advisory fees for certain of the Funds to be changed from flat fees to fees containing breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund Management had represented that with respect to such fee changes, VIA would not reduce the quality or quantity of its services, and that its obligations would remain the same in all respects. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

----------
(3) During the period being reported, the only Funds that had such changes were Virtus Mid-Cap Value Fund and Virtus Small-Cap Core Fund, each a series of Virtus Equity Trust; Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Emerging Markets Opportunities Fund, Virtus Short/Intermediate Bond Fund and Virtus Value Equity Fund, each a series of Virtus Insight Trust; and, Virtus Bond Fund and Virtus Market Neutral Fund, each a series of Virtus Opportunities Trust.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     ECONOMIES OF SCALE

     The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

HOW TO CONTACT US
Mutual Fund Services        1-800-243-1574
Adviser Consulting Group    1-800-243-4361
Telephone Orders            1-800-367-5877
Text Telephone              1-800-243-1926
Web site                        Virtus.com

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                           (VIRTUS MUTUAL FUNDS LOGO)
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                      LANCASTER,
                                                                         PA
                                                                     PERMIT 1793

                     c/o State Street Bank and Trust Company
                                  P.O. Box 8301
                              Boston, MA 02266-8301

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com

8024                                                                        4-10


                                                    (VIRTUS MUTUAL FUNDS LOGO)                                   SEMIANNUAL
                                                                                                                 REPORT

----------------------------------------------------------------------------------------------------------------------------------

                                                 Virtus Real Estate Securities Fund






----------------------------------------------------------------------------------------------------------------------------------

TRUST NAME:                                               March 31, 2010                                              Eligible
VIRTUS                                                                                                            shareholders can
OPPORTUNITIES                                                                                                        sign up for
TRUST                                                                                                                 eDelivery
                                                                                                                         at
                                                                                                                     Virtus.com

NO BANK GUARANTEE                                        NOT FDIC INSURED                                           MAY LOSE VALUE

                                                         TABLE OF CONTENTS

VIRTUS REAL ESTATE SECURITIES FUND
("Real Estate Securities Fund")

Message to Shareholders .....................................................................................................    1
Disclosure of Fund Expenses .................................................................................................    2
Schedule of Investments .....................................................................................................    4
Statement of Assets and Liabilities .........................................................................................    7
Statement of Operations .....................................................................................................    8
Statement of Changes in Net Assets ..........................................................................................    9
Financial Highlights ........................................................................................................   10
Notes to Financial Statements ...............................................................................................   12
Consideration of Advisory and Sub-advisory Agreements by the Board of Trustees ..............................................   18

----------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 1-800-243-1574.
This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov.
Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference
Room can be obtained by calling toll-free 1-800-SEC-0330.

----------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                                                      MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The first quarter of 2010 gave investors a taste of the kind of volatility that could be in store for some time.

The quarter began with a 9 percent correction in the S&P 500(R) Index from mid-January to early February 5, followed by a resumption of 2009's bull market. The major indices were up more than 4 percent for the quarter and by the end of March, both the
Dow Jones Industrial AverageSM and the S&P 500 Index were up more than 65 percent from their lows on March 9, 2009. Surprisingly robust consumer spending and corporate earnings continued to support the transition of the U.S. economy out of recession toward modest growth.

Unfortunately, there are some dark clouds on the horizon that may temper investors' optimism. The economy must navigate the long term impact of the unprecedented government spending to revive the global economy. Significant headwinds remain for investors, as evidenced by the current underperformance of the Chinese equity market, the solvency crisis in the Eurozone and persistently high unemployment rates in the U.S. and abroad.

We believe this volatility is a reminder that investors should rely on the discipline and focus of professional investment managers and financial advisors. Ask your financial advisor to review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. As your advisor reviews your portfolio, we hope you will consider the wide range of equity, fixed income and alternative funds that Virtus offers.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we look forward to continuing to serve all your investment needs.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

May 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                                 1

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                               DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                    FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

     We believe it is important for you to understand the impact   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
of costs on your  investment.  All mutual  funds have  operating
expenses.  As a shareholder of the Virtus Real Estate Securities        The  second  section  of the  accompanying  table  provides
Fund  (the  "Fund"),  you may  incur  two  types of  costs:  (1)   information about  hypothetical  account values and hypothetical
transaction costs, including sales charges on purchases of Class   expenses based on the Fund's actual expense ratio and an assumed
A shares and  contingent  deferred  sales charges on Class B and   rate of return of 5% per year before expenses, which is not your
Class C shares;  and (2)  ongoing  costs,  including  investment   Fund's  actual  return.  The  hypothetical  account  values  and
advisory  fees;   distribution   and  service  fees;  and  other   expenses may not be used to estimate the actual  ending  account
expenses.  Class I shares are sold without a sales charge and do   balance or expenses  you paid for the  period.  You may use this
not incur  distribution  and service  fees.  These  examples are   information  to compare the ongoing  costs of  investing in your
intended to help you understand  your ongoing costs (in dollars)   Fund and other funds.  To do so,  compare these 5%  hypothetical
of  investing  in the Fund and to compare  these  costs with the   examples  with the 5%  hypothetical  examples that appear in the
ongoing costs of investing in other mutual funds. These examples   shareholder reports of the other funds.
are based on an investment  of $1,000  invested at the beginning
of the  period  and held for the entire  six-month  period.  The        Please  note that the  expenses  shown in the  accompanying
following  Expense  Table  illustrates  your Fund's costs in two   table are meant to highlight  your ongoing costs only and do not
ways.                                                              reflect  any  transactional  costs,  such as  sales  charges  or contingent deferred sales charges. Therefore, the second line of
ACTUAL EXPENSES                                                    the  accompanying  table is useful in  comparing  ongoing  costs only,  and will not help you determine the relative  total costs
     The  first  section  of  the  accompanying  table  provides   of owning different funds. In addition,  if these  transactional
information about actual account values and actual expenses. You   costs were  included,  your costs  would have been  higher.  The
may use the  information in this line,  together with the amount   calculations  assume no shares  were  bought or sold  during the
you  invested,  to estimate the expenses  that you paid over the   period.  Your  actual  costs  may  have  been  higher  or  lower
period. Simply divide your account value by $1,000 (for example,   depending  on the amount of your  investments  and timing of any
an $8,600 account value divided by $1,000 = 8.6),  then multiply   purchases or redemptions.
the result by the number in the first  section under the heading entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                                                  2

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                        DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                    FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2009 TO MARCH 31, 2010

EXPENSE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Beginning          Ending                    Expenses
                                                                             Account           Account      Annualized     Paid
                                                                              Value             Value         Expense     During
                                                                         October 1, 2009   March 31, 2010      Ratio      Period*
----------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                                     $1,000.00         $1,198.40        1.47%       $ 8.06
Class B                                                                      1,000.00          1,193.90        2.22         12.14
Class C                                                                      1,000.00          1,194.10        2.22         12.14
Class I                                                                      1,000.00          1,199.90        1.22          6.69

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                                      1,000.00          1,017.51        1.47          7.42
Class B                                                                      1,000.00          1,013.72        2.22         11.21
Class C                                                                      1,000.00          1,013.72        2.22         11.21
Class I                                                                      1,000.00          1,018.77        1.22          6.16

*    Expenses are equal to the Fund's annualized expense ratio, which is net of waived fees and reimbursed expenses,  if applicable, multiplied by the average  account value over the period,  multiplied by the number of days (182)  expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized  expense ratios noted above do not reflect fees and expenses  associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more  information  about the Fund's  expenses in the Financial  Statements  section that follows.  For  additional information on operating expenses and other shareholder costs, refer to the prospectus.


                                                                  3

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

                          -------------------------------------------------------------------------------

                                                          Asset Allocations
                                                          -----------------

                          The following  table presents  asset  allocations  within certain  sectors as a percentage of total investments at March 31, 2010.

                          Apartments                                                                  16%
                          Office                                                                      13
                          Regional Malls                                                              12
                          Health Care                                                                 12
                          Shopping Centers                                                             9
                          Specialty                                                                    7
                          Self Storage                                                                 7
                          Other (includes short-term investments)                                     24
                                                                                                     ---
                          Total                                                                      100%
                                                                                                     ===

                          -------------------------------------------------------------------------------

($ reported in thousands)

                                           SHARES       VALUE                                                SHARES       VALUE
                                         ----------  ----------                                            ----------  ----------

COMMON STOCKS--96.9%                                              OFFICE--12.5%
                                                                  Alexandria Real Estate Equities, Inc.       174,998  $   11,830
REAL ESTATE INVESTMENT TRUSTS--96.9%                              BioMed Realty Trust, Inc.                   736,434      12,181
                                                                  Boston Properties, Inc.                     538,383      40,616
DIVERSIFIED--5.1%                                                 Corporate Office Properties Trust           237,985       9,550
Vornado Realty Trust                        612,327  $   46,353   Douglas Emmett, Inc.                        118,070       1,815
---------------------------------------------------------------   Highwoods Properties, Inc.                  363,508      11,534
TOTAL DIVERSIFIED                                        46,353   Mack-Cali Realty Corp.                      382,736      13,491
---------------------------------------------------------------   SL Green Realty Corp.                       222,671      12,752
HEALTH CARE--12.3%                                                                                                     ----------
HCP, Inc.                                 1,142,257      37,695                                                           113,769
Health Care REIT, Inc.                      521,209      23,574   ---------------------------------------------------------------
Nationwide Health Properties, Inc.          552,290      19,413   TOTAL INDUSTRIAL/OFFICE                                 179,416
Ventas, Inc.                                667,954      31,714   ---------------------------------------------------------------
---------------------------------------------------------------   LODGING/RESORTS--6.1%
TOTAL HEALTH CARE                                       112,396   Host Hotels & Resorts, Inc.               2,890,662      42,349
---------------------------------------------------------------   LaSalle Hotel Properties                    566,313      13,195
INDUSTRIAL/OFFICE--19.7%                                          ---------------------------------------------------------------
                                                                  TOTAL LODGING/RESORTS                                    55,544
INDUSTRIAL--4.4%                                                  ---------------------------------------------------------------
AMB Property Corp.                          499,660      13,611   RESIDENTIAL--16.9%
Eastgroup Properties, Inc.                  102,610       3,872
ProLogis                                  1,746,043      23,048   APARTMENTS--15.9%
                                                     ----------   American Campus Communities, Inc.           131,860       3,647
                                                         40,531   Apartment Investment & Management Co.
                                                     ----------      Class A                                  547,627      10,082
MIXED--2.8%
Duke Realty Corp.                           460,532       5,711
Liberty Property Trust                      571,750      19,405
                                                     ----------
                                                         25,116
                                                     ----------


                                                  See Notes to Financial Statements


                                                                  4

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                           SHARES       VALUE                                                SHARES       VALUE
                                         ----------  ----------                                            ----------  ----------

APARTMENTS--CONTINUED                                             SELF STORAGE--7.2%
AvalonBay Communities, Inc.                 312,346  $   26,971   Extra Space Storage, Inc.                 1,361,749  $   17,267
BRE Properties, Inc.                        318,480      11,386   Public Storage                              525,003      48,295
Equity Residential                        1,365,489      53,459   ---------------------------------------------------------------
Essex Property Trust, Inc.                  181,672      16,341   TOTAL SELF STORAGE                                       65,562
Home Properties, Inc.                       177,744       8,319   ---------------------------------------------------------------
UDR, Inc.                                   814,924      14,375   SPECIALTY--7.4%
                                                     ----------   Digital Realty Trust, Inc.                  663,651      35,970
                                                        144,580   Entertainment Properties Trust              200,829       8,260
                                                     ----------   Plum Creek Timber Co., Inc.                 310,861      12,096
MANUFACTURED HOMES--1.0%                                          Rayonier, Inc.                              249,980      11,356
Equity Lifestyle Properties, Inc.           163,861       8,829   ---------------------------------------------------------------
---------------------------------------------------------------   TOTAL SPECIALTY                                          67,682
TOTAL RESIDENTIAL                                       153,409   ---------------------------------------------------------------
---------------------------------------------------------------   TOTAL COMMON STOCKS
RETAIL--22.2%                                                     (IDENTIFIED COST $604,298)                              882,701
                                                                  ---------------------------------------------------------------
FREE STANDING--0.6%                                               TOTAL LONG TERM INVESTMENTS--96.9%
National Retail Properties, Inc.            258,545       5,902   (IDENTIFIED COST $604,298)                              882,701
                                                     ----------   ---------------------------------------------------------------

REGIONAL MALLS--12.1%                                             SHORT TERM INVESTMENTS--3.0%
Macerich Co. (The)                          507,955      19,460
Simon Property Group, Inc.                1,044,216      87,610   MONEY MARKET MUTUAL FUNDS--3.0%
Taubman Centers, Inc.                        81,970       3,272   BlackRock Liquidity Funds
                                                     ----------      TempFund Portfolio - Institutional
                                                        110,342      Shares (seven-day effective
                                                     ----------      yield 0.119%)                         27,385,132      27,385
                                                                  ---------------------------------------------------------------
SHOPPING CENTERS--9.5%                                            TOTAL SHORT TERM INVESTMENTS
Developers Diversified Realty Corp.         769,117       9,360   (IDENTIFIED COST $27,385)                                27,385
Federal Realty Investments Trust            264,120      19,231   ---------------------------------------------------------------
Kimco Realty Corp.                        1,899,765      29,712
Regency Centers Corp.                        94,170       3,529   TOTAL INVESTMENTS--99.9%
Tanger Factory Outlet Centers               347,810      15,011   (IDENTIFIED COST $631,683)                              910,086(1)
Weingarten Realty Investors                 429,120       9,252   Other assets and liabilities, net--0.1%                   1,174
                                                     ----------                                                        ----------
                                                         86,095   NET ASSETS--100.0%                                   $  911,260
---------------------------------------------------------------                                                        ==========
TOTAL RETAIL                                            202,339
---------------------------------------------------------------   FOOTNOTE LEGEND:

                                                                  (1)  Federal Income Tax Information: For tax information at
                                                                       March 31, 2010, see the Federal Income Tax Information
                                                                       Note 9 in the Notes to Financial Statements.

                                                                  ABBREVIATION:

                                                                  REIT Real Estate Investment Trust

                                                  See Notes to Financial Statements


                                                                  5

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation
Note 2A in the Notes to Financial Statements):

                            Total Value at     Level 1 -
                            March 31, 2010   Quoted Prices
                            --------------   -------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks               $882,701         $882,701
   Short-Term Investments        27,385           27,385
                               --------         --------
Total Investments              $910,086         $910,086
                               ========         ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                                                  See Notes to Financial Statements


                                                                  6


                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                     MARCH 31, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1) .................................................................   $   910,086
Receivables
   Investment securities sold ........................................................................         5,267
   Fund shares sold ..................................................................................         4,665
   Dividends .........................................................................................         2,590
Prepaid expenses .....................................................................................            81
                                                                                                         -----------
      Total assets ...................................................................................       922,689
                                                                                                         -----------
LIABILITIES
Payables
   Fund shares repurchased ...........................................................................         3,634
   Investment securities purchased ...................................................................         6,384
   Investment advisory fee ...........................................................................           574
   Distribution and service fees .....................................................................           170
   Administration fee ................................................................................            62
   Transfer agent fees and expenses ..................................................................           454
   Professional fee ..................................................................................            25
   Trustees' fee and expenses ........................................................................            11
   Other accrued expenses ............................................................................           115
                                                                                                         -----------
      Total liabilities ..............................................................................        11,429
                                                                                                         -----------
NET ASSETS ...........................................................................................   $   911,260
                                                                                                         ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .....................................................   $   846,957
Accumulated undistributed net investment income (loss) ...............................................         2,818
Accumulated undistributed net realized gain (loss) ...................................................      (216,918)
Net unrealized appreciation (depreciation) on investments ............................................       278,403
                                                                                                         -----------
NET ASSETS ...........................................................................................   $   911,260
                                                                                                         ===========
CLASS A
Net asset value (net assets/shares outstanding) per share ............................................   $     24.01
Maximum offering price per share NAV/(1-5.75%) .......................................................   $     25.47
Shares of beneficial interest outstanding, no par value, unlimited authorization .....................    23,375,514
Net Assets ...........................................................................................   $   561,148

CLASS B
Net asset value (net assets/shares outstanding) and offering price per share .........................   $     23.69
Shares of beneficial interest outstanding, no par value, unlimited authorization .....................       739,437
Net Assets ...........................................................................................   $    17,521

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share .........................   $     23.98
Shares of beneficial interest outstanding, no par value, unlimited authorization .....................     1,941,198
Net Assets ...........................................................................................   $    46,541

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share .........................   $     23.99
Shares of beneficial interest outstanding, no par value, unlimited authorization .....................    11,924,517
Net Assets ...........................................................................................   $   286,050

(1) Investment in securities at cost .................................................................   $   631,683

                                                  See Notes to Financial Statements


                                                                  7

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                       STATEMENT OF OPERATIONS
                                             SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
   Dividends .........................................................................................   $    16,622
                                                                                                         -----------
      Total investment income ........................................................................        16,622
                                                                                                         -----------
EXPENSES
   Investment advisory fees ..........................................................................         3,171
   Service fees, Class A .............................................................................           646
   Distribution and service fees, Class B ............................................................            85
   Distribution and service fees, Class C ............................................................           213
   Administration fees ...............................................................................           369
   Transfer agent fees and expenses ..................................................................         1,336
   Printing fees and expenses ........................................................................            80
   Registration fees .................................................................................            43
   Professional fees .................................................................................            37
   Trustees' fee and expenses ........................................................................            34
   Custodian fees ....................................................................................            25
   Miscellaneous expenses ............................................................................            58
                                                                                                         -----------
      Total expenses .................................................................................         6,097
                                                                                                         -----------
NET INVESTMENT INCOME (LOSS) .........................................................................        10,525
                                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...........................................................         9,869
   Net change in unrealized appreciation (depreciation) on investments ...............................       136,262
                                                                                                         -----------
NET GAIN (LOSS) ON INVESTMENTS .......................................................................       146,131
                                                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................................   $   156,656
                                                                                                         ===========

                                                  See Notes to Financial Statements


                                                                  8

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                 STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                             Six Months Ended
                                                                                              March 31, 2010        Year Ended
                                                                                                (Unaudited)     September 30, 2009
                                                                                             ----------------   ------------------

INCREASE/DECREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..........................................................       $  10,525          $   17,623
   Net realized gain (loss) ..............................................................           9,869            (218,412)
   Net change in unrealized appreciation (depreciation) ..................................         136,262             (97,517)
                                                                                                 ---------          ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................         156,656            (298,306)
                                                                                                 ---------          ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ........................................................          (4,805)            (13,091)
   Net investment income, Class B ........................................................             (96)               (348)
   Net investment income, Class C ........................................................            (245)               (720)
   Net investment income, Class I ........................................................          (2,802)             (3,219)
                                                                                                 ---------          ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................................          (7,948)            (17,378)
                                                                                                 ---------          ----------
FROM SHARE TRANSACTIONS
SALE OF SHARES
   Class A (3,677 and 13,818 shares, respectively) .......................................          79,957             221,839
   Class B (3 and 53 shares, respectively) ...............................................              74                 888
   Class C (122 and 418 shares, respectively) ............................................           2,596               6,721
   Class I (3,944 and 8,180 shares, respectively) ........................................          79,406             135,413

REINVESTMENT OF DISTRIBUTIONS
   Class A (182 and 757 shares, respectively) ............................................           4,245              11,294
   Class B (3 and 20 shares, respectively) ...............................................              79                 282
   Class C (9 and 40 shares, respectively) ...............................................             200                 585
   Class I (107 and 187 shares, respectively) ............................................           2,498               2,869

SHARES REPURCHASED
   Class A (7,826 and 16,768 shares, respectively) .......................................        (163,088)           (272,522)
   Class B (152 and 415 shares, respectively) ............................................          (3,198)             (6,803)
   Class C (261 and 831 shares, respectively) ............................................          (5,557)            (13,231)
   Class I (2,354 and 1,779 shares, respectively) ........................................         (53,118)            (28,068)
                                                                                                 ---------          ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................................         (55,906)             59,267
                                                                                                 ---------          ----------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................          92,802            (256,417)

NET ASSETS
Beginning of period ......................................................................         818,458           1,074,875
                                                                                                 ---------          ----------
END OF PERIOD ............................................................................       $ 911,260          $  818,458
                                                                                                 =========          ==========
Accumulated undistributed net investment income (loss) at end of period ..................       $   2,818          $      241

                                                  See Notes to Financial Statements


                                                                  9

                                                VIRTUS REAL ESTATE SECURITIES FUND
                                                       FINANCIAL HIGHLIGHTS
                                    SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                      THROUGHOUT EACH PERIOD

                            NET                        NET
                           ASSET         NET        REALIZED      TOTAL      DIVIDENDS    DISTRIBUTIONS
                           VALUE,    INVESTMENT        AND         FROM       FROM NET      FROM NET
                         BEGINNING     INCOME      UNREALIZED   INVESTMENT   INVESTMENT     REALIZED
                         OF PERIOD    (LOSS)(2)    GAIN (LOSS)  OPERATIONS     INCOME         GAINS
-------------------------------------------------------------------------------------------------------
CLASS A
10/1/09 to 3/31/10(7)      $20.21       0.26          3.74          4.00       (0.20)            --
10/1/08 to 9/30/09          29.19       0.47         (8.99)        (8.52)      (0.46)            --
10/1/07 to 9/30/08          34.10       0.45         (3.88)        (3.43)      (0.47)         (1.01)
12/1/06 to 9/30/07          38.18       0.32         (2.59)        (2.27)      (0.32)         (1.49)
12/1/05 to 11/30/06         28.15       0.30         10.73         11.03       (0.37)         (0.63)
12/1/04 to 11/30/05         25.46       0.43          4.08          4.51       (0.42)         (1.40)
12/1/03 to 11/30/04         20.09       0.44          5.60          6.04       (0.50)         (0.17)

CLASS B
10/1/09 to 3/31/10(7)      $19.95       0.18          3.69          3.87       (0.13)            --
10/1/08 to 9/30/09          28.85       0.35         (8.91)        (8.56)      (0.34)            --
10/1/07 to 9/30/08          33.72       0.22         (3.83)        (3.61)      (0.25)         (1.01)
12/1/06 to 9/30/07          37.74       0.10         (2.56)        (2.46)      (0.07)         (1.49)
12/1/05 to 11/30/06         27.86       0.07         10.59         10.66       (0.15)         (0.63)
12/1/04 to 11/30/05         25.21       0.23          4.05          4.28       (0.23)         (1.40)
12/1/03 to 11/30/04         19.91       0.27          5.54          5.81       (0.34)         (0.17)

CLASS C
10/1/09 to 3/31/10(7)      $20.19       0.18          3.74          3.92       (0.13)            --
10/1/08 to 9/30/09          29.17       0.35         (8.99)        (8.64)      (0.34)            --
10/1/07 to 9/30/08          34.07       0.23         (3.88)        (3.65)      (0.24)         (1.01)
12/1/06 to 9/30/07          38.11       0.10         (2.59)        (2.49)      (0.06)         (1.49)
12/1/05 to 11/30/06         28.12       0.06         10.71         10.77       (0.15)         (0.63)
12/1/04 to 11/30/05         25.43       0.25          4.07          4.32       (0.23)         (1.40)
12/1/03 to 11/30/04         20.07       0.26          5.61          5.87       (0.34)         (0.17)

CLASS I
10/1/09 to 3/31/10(7)      $20.19       0.29          3.74          4.03       (0.23)            --
10/1/08 to 9/30/09          29.17       0.49         (8.97)        (8.48)      (0.50)            --
10/1/07 to 9/30/08          34.08       0.62         (3.98)        (3.36)      (0.54)         (1.01)
12/29/06(6) to 9/30/07      35.99       0.28         (1.87)        (1.59)      (0.31)         (0.01)

(1)  Sales charges, where applicable, are not reflected in the total return calculation.

(2)  Computed using average shares outstanding.

(3)  Annualized.

(4)  Not annualized.

(5)  Blended net expense ratio.

(6)  Inception date.

(7)  Unaudited.

(8)  The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

                                                 See Notes to Financial Statements


                                                                10

                                                                                   RATIO OF GROSS       RATIO OF
                                                                                     EXPENSES TO          NET
                           NET                         NET        RATIO OF NET       AVERAGE          INVESTMENT
                CHANGE    ASSET                      ASSETS,       EXPENSES TO       NET ASSETS          INCOME
                IN NET    VALUE,                     END OF         AVERAGE            (BEFORE         (LOSS) TO    PORTFOLIO
    TOTAL        ASSET    END OF      TOTAL          PERIOD           NET           WAIVERS AND       AVERAGE NET   TURNOVER
DISTRIBUTIONS    VALUE    PERIOD    RETURN(1)    (IN THOUSANDS)    ASSETS(8)     REIMBURSEMENTS)(8)      ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------------
   (0.20)         3.80    $24.01     19.84%(4)     $  561,148        1.47%(3)          1.47%(3)          2.46%(3)      16%(4)
   (0.46)        (8.98)    20.21    (28.61)           552,518        1.59              1.59              2.88          48
   (1.48)        (4.91)    29.19     (9.94)           862,062        1.37(5)           1.45              1.51          32
   (1.81)        (4.08)    34.10     (6.14)(4)      1,136,923        1.32(3)           1.39(3)           1.06(3)       25(4)
   (1.00)        10.03     38.18     40.37          1,289,007        1.30              1.30              0.94          24
   (1.82)         2.69     28.15     18.67            737,744        1.30              1.30              1.68          22
   (0.67)         5.37     25.46     30.68            511,107        1.28              1.28              1.98          28


   (0.13)         3.74    $23.69     19.39%(4)     $   17,521        2.22%(3)          2.22%(3)          1.70%(3)      16%(4)
   (0.34)        (8.90)    19.95    (29.20)            17,648        2.34              2.34              2.16          48
   (1.26)        (4.87)    28.85    (10.65)            35,376        2.12(5)           2.20              0.76          32
   (1.56)        (4.02)    33.72     (6.72)(4)         49,964        2.07(3)           2.13(3)           0.32(3)       25(4)
   (0.78)         9.88     37.74     39.29             71,240        2.05              2.05              0.24          24
   (1.63)         2.65     27.86     17.81             59,042        2.05              2.05              0.93          22
   (0.51)         5.30     25.21     29.74             57,797        2.03              2.03              1.25          28


   (0.13)         3.79    $23.98     19.41%(4)     $   46,541        2.22%(3)          2.22%(3)          1.71%(3)      16%(4)
   (0.34)        (8.98)    20.19    (29.17)            41,818        2.34              2.34              2.12          48
   (1.25)        (4.90)    29.17    (10.63)            71,278        2.12(5)           2.20              0.76          32
   (1.55)        (4.04)    34.07     (6.71)(4)        100,321        2.07(3)           2.14(3)           0.32(3)       25(4)
   (0.78)         9.99     38.11     39.32            112,794        2.05              2.05              0.19          24
   (1.63)         2.69     28.12     17.80             67,764        2.05              2.05              0.97          22
   (0.51)         5.36     25.43     29.78             38,399        2.03              2.03              1.17          28


   (0.23)         3.80    $23.99     19.99%(4)     $  286,050        1.22%(3)          1.22%(3)          2.72%(3)      16%(4)
   (0.50)        (8.98)    20.19    (28.45)           206,474        1.32              1.32              3.00          48
   (1.55)        (4.91)    29.17     (9.71)           106,159        1.12(5)           1.20              2.11          32
   (0.32)        (1.91)    34.08     (4.44)(4)         32,887        1.11(3)           1.23(3)           1.09(3)       25(4)

                                                 See Notes to Financial Statements

                                                                11

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

1.   ORGANIZATION

     Virtus Opportunities Trust (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment
     Company Act of 1940, as amended, as an open-end management investment company.

     As of the date of this report, 18 funds are offered for sale, of which the Real Estate Securities Fund is reported in this semiannual report. The Fund is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

     The Fund offers Class A shares, Class C shares and Class I shares for sale. Effective December 1, 2009 (the "Closing Date"),
     Class B shares are no longer available for by new or existing shareholders, except by existing shareholders through Qualifying
     Transactions (for information regarding Qualifying Transactions refer to the Trust's prospectus).

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January
     29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which such CDSC applies for the Fund was modified to be 18 months. In each case, the CDSC period begins on the last day of the month proceeding the month in which the purchase was made.

     Class C shares are generally sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expense. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various


                                                                 12

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

          relationships between securities in determining value. Due to excessive volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          -    Level 1 - quoted prices in active markets for identical securities

          -    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the
          Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax


                                                                 13

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

          position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately made.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment
          Partners, Inc. ("Virtus"), is Adviser to the Fund.

          For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.75% of 1st $1 billion; 0.70% $1+
          billion through $2+ billion and 0.65% $2+ billion. The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:

          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Duff & Phelps Investment
          Management Co. ("Duff & Phelps") serves as the Fund's Subadviser. Duff & Phelps is an indirect, wholly-owned subsidiary of
          Virtus.


                                                                 14

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

     C.   EXPENSE LIMITATIONS:

          Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred.
          The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations at the time the fees were waived. All or a portion of the following
          Adviser reimbursed expenses may be recaptured by the fiscal years ended as follows:

                                                         EXPIRATION DATE
                                                      --------------------
                                                      2010   2011    TOTAL
                                                      ----   ----   ------
                                                      $251   $832   $1,083

     D.   DISTRIBUTOR:

          As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of
          Virtus, has advised the Fund that for the six months (the "period") ended March 31, 2010, it retained Class A net commissions of $15; Class B deferred sales charges of $20; and Class C deferred sales charges of $3.

          In addition, the Fund pays VP Distributors distribution and/or service fees at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. There are no distribution and/or service fees for Class I.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2010, VP Distributors received administration fees totaling $268 which is included in the Statement of Operations. A portion of these fees was paid to a sub-administrator for certain accounting and administration services. VP Distributors also serves as the Trust's transfer agent. For the period ended March 31, 2010, VP Distributors received transfer agent fees totaling $1,206 which is included in the Statement of Operations. A portion of these fees was paid to various outside companies for certain sub-transfer agency services.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities for the Fund (excluding U.S. Government securities or agency securities and short-term securities) during the period ended March 31, 2010, were as follows:

                                                               LONG-TERM
                                                         --------------------
                                                         PURCHASES     SALES
                                                         ---------   --------
                                                          $134,601   $197,038

     There were no purchases or sales of long-term U.S. Government or agency securities.


                                                                 15

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

5.   10% SHAREHOLDERS

     As of March 31, 2010, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholders are not affiliated with Virtus.

                                                           % OF       NUMBER
                                                          SHARES        OF
                                                       OUTSTANDING   ACCOUNTS
                                                       -----------   --------
                                                           30%           2

6.   CREDIT RISK AND ASSET CONCENTRATIONS

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the
     Fund did not concentrate its investments in such sectors.

7.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by
     Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

9.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows.

                                                                                    NET UNREALIZED
                                          FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
                                         TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                         --------   ------------   --------------   --------------
                                         $681,972     $278,402        $(50,288)        $228,114


                                                                 16

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

10.  RECENT ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06,
     "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820,
     Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15,
     2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

11.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Trust with immediate effect.


                                                                 17

                                        CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                      BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 17-19, 2009, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers;
     (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds'
     other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between Funds within the same class without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

----------
(1)  During the period being reported, the only Funds that did not employ a manager of managers structure were Virtus Growth &
     Income Fund, which is a series of Virtus Equity Trust; and Virtus Alternatives Diversifier Fund and Virtus CA Tax-Exempt Bond
     Fund, each of which is a series of Virtus Opportunities Trust. VIA acted as the adviser for these Funds without employing a subadviser, and the Board considered the VIA Agreement with respect to these Funds in that context.


                                                                 18

                                        CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                                BY THE BOARD OF TRUSTEES (CONTINUED)

     With respect to the sub-advisory Agreements, the Board noted that each full-service subadviser(2) provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE

     The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc.
     ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.

     The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the
     Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain
     Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

----------
(2)  F-Squared Investments, Inc. is the sub-adviser to Virtus AlphaSectorSM Allocation Fund and Virtus AlphaSectorSM Rotation Fund
     but provides limited services in this role. The Board considered both the VIA Agreement and the applicable sub-advisory
     Agreement in this context.


                                                                 19

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                               BY THE BOARD OF TRUSTEES (CONTINUED)

     PROFITABILITY

     The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the
     Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted
     that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

     MANAGEMENT FEES AND TOTAL EXPENSES

     In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the
     Trustees considered in the context of these Funds' expectations for future growth. In addition, the Board noted that as part of the contract renewal process, it had voted for the advisory fees for certain of the Funds to be changed from flat fees to fees containing breakpoints and that such changes would reduce the fees paid by the Funds to VIA.(3) It was noted by the Board that Fund Management had represented that with respect to such fee changes, VIA would not reduce the quality or quantity of its services, and that its obligations would remain the same in all respects. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

     The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

----------
(3)  During the period being reported, the only Funds that had such changes were Virtus Mid-Cap Value Fund and Virtus Small-Cap
     Core Fund, each a series of Virtus Equity Trust; Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Emerging
     Markets Opportunities Fund, Virtus Short/Intermediate Bond Fund and Virtus Value Equity Fund, each a series of Virtus Insight
     Trust; and, Virtus Bond Fund and Virtus Market Neutral Fund, each a series of Virtus Opportunities Trust.


                                                                20

                                       CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                                               BY THE BOARD OF TRUSTEES (CONTINUED)

     ECONOMIES OF SCALE

     The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the
     Fund level rather than at the subadviser level.


                                                                21

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                                           INVESTMENT ADVISER
George R. Aylward                                                  Virtus Investment Advisers
Leroy Keith, Jr.                                                   100 Pearl Street
Philip R. McLoughlin, Chairman                                     Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                     PRINCIPAL UNDERWRITER
Richard E. Segerson                                                VP Distributors, Inc.
Ferdinand L.J. Verdonck                                            100 Pearl Street
                                                                   Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                                       TRANSFER AGENT
Nancy G. Curtiss, Senior Vice President                            VP Distributors, Inc.
Francis G. Waltman, Senior Vice President                          100 Pearl Street
Marc Baltuch, Vice President and                                   Hartford, CT 06103-4506
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer                        CUSTODIAN
   and Treasurer                                                   PFPC Trust Company
Kevin J. Carr, Vice President, Chief Legal                         8800 Tinicum Boulevard
   Officer, Counsel and Secretary                                  Philadelphia, PA 19153-3111

                                                                   HOW TO CONTACT US
                                                                   Mutual Fund Services       1-800-243-1574
                                                                   Adviser Consulting Group   1-800-243-4361
                                                                   Telephone Orders           1-800-367-5877
                                                                   Text Telephone             1-800-243-1926
                                                                   Web site                   virtus.com

-----------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
-----------------------------------------------------------------------------------------------------------------------------------

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                                         (VIRTUS MUTUAL FUNDS LOGO)                  ------------
                                                                                                                       PRSRT STD
                                                                   c/o State Street Bank and Trust Company           U.S. POSTAGE
                                                                                P.O. Box 8301                            PAID
                                                                            Boston, MA 02266-8301                     LANCASTER,
                                                                                                                          PA
                                                                                                                      PERMIT 1793
                                                                                                                     ------------


For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or virtus.com

8023                                                       4-10

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Opportunities Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer (principal financial officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.